UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

Item 1. Reports to Stockholders

VALIC Company II

Annual Report, August 31, 2017

SAVING : INVESTING : PLANNING

VALIC Company II

ANNUAL REPORT AUGUST 31, 2017

VALIC Company II

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the twelve-month period ending August 31, 2017. We encourage you to carefully read this report and hope you find it informative and helpful.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, rose 16.23%. The election of Donald Trump as the next U.S. President changed the course of the fourth quarter ending 2016. After the S&P 500® Index’s nearly 2% decline in October, the U.S. equity market completely reversed itself and rallied into year-end, supported by continued improvement of economic fundamentals and ignited by the anticipation of tax cuts and reform, regulatory relief and infrastructure spending under the new administration. In short, a renewed optimism of stronger economic growth captured the markets, rallying U.S. equities and raising U.S. Treasury yields. In April 2017, the technology heavy Nasdaq 100® Index broke through the 6,000 point threshold for the first time in history, seventeen years after it first climbed to 5,000. However, toward the end of the period, confidence in the Trump administration’s ability to implement their stimulus plan began to fade. Furthermore, following the repeated failure of the U.S. Senate to repeal the Affordable Care Act, uncertainty prevailed over the fate of tax reform legislation.

While fiscal policy is once again in the spotlight with the Trump Administration’s tax initiative, monetary policy continues to have a near-term impact on the economy. As anticipated prior to the presidential election, the Federal Reserve (the “Fed”) began increasing the federal funds target rate to a range between 1.00% and 1.25% following their June meeting. Equity markets continue to deliver positive returns with low volatility, with a background of slow but continual economic growth and low inflation.

The MSCI EAFE Index (net), ** designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, rose 17.64%. Global growth continued to improve during the period as economic data remained positive and political uncertainty waned. This was in sharp contrast to earlier in the period, as the international markets reacted negatively to the fallout and potential ramifications from the United Kingdom’s vote to leave the European Union, dubbed “Brexit” (British Exit).

Fixed income markets were mixed over the reporting period. The Bloomberg Barclays U.S. Aggregate Bond Index, *** a broad measure of the bond market, rose 0.49%. Long-term U.S. Treasury securities, as measured by the Bloomberg Barclays U.S. Treasury Long Index, **** declined 5.82% for the period. Risk assets, such as high yield assets, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, ***** continued to gain ground, rising 8.63%.

Planning for your financial future in such an uncertain world should be a top priority. Your investment with VALIC Company II is an important step to help you reach your long-term financial goals. Another important step, we believe, is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Bloomberg Barclays U.S. Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
****	The Bloomberg Barclays U.S. Treasury Long Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. STRIPS are excluded from the index because their inclusion would result in double-counting.
*****	The Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by the U.S. and non-U.S. industrial, utility and financial issuers.

You cannot invest directly in an index. These unmanaged indexes do not reflect management fees and transaction costs that are associated with some investments. Past performance is no guarantee of future results.

1

VALIC Company II

EXPENSE EXAMPLE — August 31, 2017 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2017 and held until August 31, 2017. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with your Variable Contract, Plan or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2017” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — August 31, 2017 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at March 1, 2017	Ending Account Value Using Actual Return at August 31, 2017	Expenses Paid During the Six Months Ended August 31, 2017*	Beginning Account Value at March 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at August 31, 2017	Expenses Paid During the Six Months Ended August 31, 2017*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$1,044.85	$0.52	$1,000.00	$1,024.70	$0.51	0.10%
Capital Appreciation#	$1,000.00	$1,071.65	$4.44	$1,000.00	$1,020.92	$4.33	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,032.24	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Core Bond#	$1,000.00	$1,028.27	$3.94	$1,000.00	$1,021.32	$3.92	0.77%
Government Money Market II#	$1,000.00	$1,001.51	$2.77	$1,000.00	$1,022.43	$2.80	0.55%
High Yield Bond#	$1,000.00	$1,031.73	$4.92	$1,000.00	$1,020.37	$4.89	0.96%
International Opportunities#	$1,000.00	$1,205.52	$5.56	$1,000.00	$1,020.16	$5.09	1.00%
Large Cap Value#	$1,000.00	$997.82	$4.08	$1,000.00	$1,021.12	$4.13	0.81%
Mid Cap Growth#	$1,000.00	$1,100.66	$4.50	$1,000.00	$1,020.92	$4.33	0.85%
Mid Cap Value	$1,000.00	$1,004.59	$5.31	$1,000.00	$1,019.91	$5.35	1.05%
Moderate Growth Lifestyle#	$1,000.00	$1,037.49	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Small Cap Growth#	$1,000.00	$1,132.90	$6.24	$1,000.00	$1,019.36	$5.90	1.16%
Small Cap Value#	$1,000.00	$974.62	$4.73	$1,000.00	$1,020.42	$4.84	0.95%
Socially Responsible#	$1,000.00	$1,044.98	$2.89	$1,000.00	$1,022.38	$2.85	0.56%
Strategic Bond	$1,000.00	$1,036.49	$4.57	$1,000.00	$1,020.72	$4.53	0.89%

*	Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2017” and the “Annualized Expense Ratio” would have been higher.

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	60.5%
Domestic Fixed Income Investment Companies	19.9
International Equity Investment Companies	13.2
Real Estate Investment Companies	5.6
International Fixed Income Investment Companies	0.8

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 60.5%
VALIC Co. I Blue Chip Growth Fund	909,742	$16,730,155
VALIC Co. I Dividend Value Fund	1,582,234	19,508,946
VALIC Co. I Large Cap Core Fund	294,500	3,466,268
VALIC Co. I Mid Cap Index Fund	1,511,975	40,309,262
VALIC Co. I Mid Cap Strategic Growth Fund	412,505	5,960,702
VALIC Co. I Nasdaq-100 Index Fund	651,136	8,171,760
VALIC Co. I Science & Technology Fund	245,651	6,770,137
VALIC Co. I Small Cap Index Fund	2,554,209	53,102,000
VALIC Co. I Small Cap Special Values Fund	1,798,216	23,628,564
VALIC Co. I Stock Index Fund	295,457	11,085,532
VALIC Co. I Value Fund	223,369	3,730,271
VALIC Co. II Capital Appreciation Fund	1,160,523	19,206,654
VALIC Co. II Large Cap Value Fund	609,678	12,595,944
VALIC Co. II Mid Cap Growth Fund†	627,775	6,315,418
VALIC Co. II Mid Cap Value Fund	2,561,988	54,391,014
VALIC Co. II Small Cap Growth Fund	853,599	14,494,119
VALIC Co. II Small Cap Value Fund	3,063,343	44,326,574

Total Domestic Equity Investment Companies
(cost $311,678,361)		343,793,320

Domestic Fixed Income Investment Companies — 19.9%
VALIC Co. I Capital Conservation Fund	1,268,348	12,632,750
VALIC Co. I Government Securities Fund	1,137,830	12,197,539
VALIC Co. I Inflation Protected Fund	3,999,240	44,831,484
VALIC Co. II Core Bond Fund	1,548,591	17,266,793
VALIC Co. II High Yield Bond Fund	1,475,148	11,432,397
VALIC Co. II Strategic Bond Fund	1,275,475	14,514,910

Total Domestic Fixed Income Investment Companies
(cost $110,708,163)		112,875,873

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 13.2%
VALIC Co. I Foreign Value Fund	2,551,307	$27,018,339
VALIC Co. I International Equities Index Fund	2,675,037	19,340,521
VALIC Co. I International Growth Fund	792,181	10,726,137
VALIC Co. II International Opportunities Fund	914,850	17,729,802

Total International Equity Investment Companies
(cost $68,936,862)		74,814,799

International Fixed Income Investment Companies — 0.8%
VALIC Co. I International Government Bond Fund†
(cost $4,522,954)	383,202	4,632,914

Real Estate Investment Companies — 5.6%
VALIC Co. I Global Real Estate Fund
(cost $32,487,247)	4,042,812	31,816,933

TOTAL INVESTMENTS
(cost $528,333,587)(2)	100.0%	567,933,839
Liabilities in excess of other assets	(0.0)	(90,611)

NET ASSETS	100.0%	$567,843,228

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$567,933,839	$—	$—	$567,933,839

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Applications Software	10.7%
Electronic Components — Semiconductors	6.4
Internet Content — Entertainment	5.2
Web Portals/ISP	4.9
E-Commerce/Products	4.9
Medical — HMO	4.7
Medical — Drugs	4.5
Cable/Satellite TV	4.1
Medical — Biomedical/Gene	4.0
Computers	3.6
Beverages — Non-alcoholic	2.8
Commercial Services — Finance	2.5
Retail — Discount	2.5
Retail — Building Products	2.2
E-Commerce/Services	2.1
Time Deposits	2.1
Instruments — Controls	2.1
Finance — Credit Card	2.0
Aerospace/Defense — Equipment	1.5
Chemicals — Diversified	1.4
Aerospace/Defense	1.4
Insurance — Property/Casualty	1.3
Transport — Rail	1.3
Electronic Measurement Instruments	1.2
Home Decoration Products	1.2
Investment Management/Advisor Services	1.1
Medical Instruments	1.1
Auto — Cars/Light Trucks	1.1
Entertainment Software	1.0
Casino Hotels	1.0
Data Processing/Management	1.0
Cellular Telecom	1.0
Steel — Producers	1.0
Auto — Heavy Duty Trucks	1.0
Computer Data Security	1.0
Retail — Perfume & Cosmetics	1.0
Building Products — Cement	1.0
Commercial Services	0.9
Food — Misc./Diversified	0.9
Auto/Truck Parts & Equipment — Original	0.9
Therapeutics	0.9
Computer Software	0.8
Diversified Banking Institutions	0.8
Computer Services	0.7
Retail — Major Department Stores	0.7
Registered Investment Companies	0.5
Networking Products	0.5

100.5%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Aerospace/Defense — 1.4%
Raytheon Co.	6,919	$1,259,327

Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	11,189	1,339,547

Applications Software — 10.7%
Citrix Systems, Inc.†	13,279	1,038,551
HubSpot, Inc.†#	6,504	477,068
Microsoft Corp.	69,366	5,186,496
salesforce.com, Inc.†	16,322	1,558,588
ServiceNow, Inc.†	8,577	996,562
Twilio, Inc., Class A†#	17,816	521,652

		9,778,917

Auto - Cars/Light Trucks — 1.1%
Tesla, Inc.†#	2,834	1,008,621

Auto - Heavy Duty Trucks — 1.0%
PACCAR, Inc.	13,366	886,567

Auto/Truck Parts & Equipment - Original — 0.9%
Delphi Automotive PLC	8,608	829,811

Beverages - Non-alcoholic — 2.8%
Monster Beverage Corp.†	13,502	753,682
PepsiCo, Inc.	15,395	1,781,663

		2,535,345

Building Products - Cement — 1.0%
Vulcan Materials Co.	7,212	874,527

Cable/Satellite TV — 4.1%
Charter Communications, Inc., Class A†	3,426	1,365,398
Comcast Corp., Class A	58,766	2,386,487

		3,751,885

Casino Hotels — 1.0%
Las Vegas Sands Corp.	14,925	928,484

Cellular Telecom — 1.0%
T-Mobile US, Inc.†	13,937	901,863

Chemicals - Diversified — 1.4%
Dow Chemical Co.	19,539	1,302,274

Commercial Services — 0.9%
Quanta Services, Inc.†	23,998	862,248

Commercial Services - Finance — 2.5%
PayPal Holdings, Inc.†	25,383	1,565,623
Square, Inc., Class A†#	27,050	706,276

		2,271,899

Computer Data Security — 1.0%
Fortinet, Inc.†	23,014	879,135

Computer Services — 0.7%
Teradata Corp.†#	21,151	675,140

Computer Software — 0.8%
Splunk, Inc.†#	10,954	734,904

Computers — 3.6%
Apple, Inc.	20,306	3,330,184

Data Processing/Management — 1.0%
First Data Corp., Class A†#	49,636	913,799

Diversified Banking Institutions — 0.8%
JPMorgan Chase & Co.	7,608	691,491

E-Commerce/Products — 4.9%
Amazon.com, Inc.†	4,550	4,461,730

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 2.1%
Priceline Group, Inc.†	1,056	$1,955,796

Electronic Components - Semiconductors — 6.4%
Broadcom, Ltd.	8,881	2,238,634
NVIDIA Corp.	11,438	1,938,055
Texas Instruments, Inc.	20,493	1,697,230

		5,873,919

Electronic Measurement Instruments — 1.2%
Fortive Corp.	17,583	1,142,368

Entertainment Software — 1.0%
Activision Blizzard, Inc.	14,693	963,273

Finance - Credit Card — 2.0%
Visa, Inc., Class A	17,733	1,835,720

Food - Misc./Diversified — 0.9%
Kraft Heinz Co.	10,522	849,652

Home Decoration Products — 1.2%
Newell Brands, Inc.	23,403	1,129,897

Instruments - Controls — 2.1%
Honeywell International, Inc.	13,674	1,890,704

Insurance - Property/Casualty — 1.3%
Progressive Corp.	25,131	1,168,089

Internet Content - Entertainment — 5.2%
Facebook, Inc., Class A†	27,555	4,738,633

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	7,567	1,048,105

Medical Instruments — 1.1%
Boston Scientific Corp.†	37,690	1,038,359

Medical - Biomedical/Gene — 4.0%
BioMarin Pharmaceutical, Inc.†#	10,624	958,179
Celgene Corp.†	14,398	2,000,314
Regeneron Pharmaceuticals, Inc.†	1,491	740,878

		3,699,371

Medical - Drugs — 4.5%
Clovis Oncology, Inc.†#	5,718	434,968
Eli Lilly & Co.	18,025	1,465,252
Merck & Co., Inc.	11,567	738,669
TESARO, Inc.†#	4,200	542,388
Zoetis, Inc.	15,777	989,218

		4,170,495

Medical - HMO — 4.7%
Aetna, Inc.	8,082	1,274,531
UnitedHealth Group, Inc.	15,469	3,076,784

		4,351,315

Networking Products — 0.5%
Arista Networks, Inc.†	2,805	494,101

Retail - Building Products — 2.2%
Home Depot, Inc.	13,178	1,974,987

Retail - Discount — 2.5%
Costco Wholesale Corp.	8,866	1,389,657
Dollar Tree, Inc.†	10,910	868,872

		2,258,529

Retail - Major Department Stores — 0.7%
Nordstrom, Inc.#	14,118	629,945

Retail - Perfume & Cosmetics — 1.0%
Ulta Beauty, Inc.†	3,973	878,073

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Steel - Producers — 1.0%
Nucor Corp.	16,217	$893,719

Therapeutics — 0.9%
Neurocrine Biosciences, Inc.†#	14,220	804,852

Transport - Rail — 1.3%
Union Pacific Corp.	11,041	1,162,617

Web Portals/ISP — 4.9%
Alphabet, Inc., Class A†	1,031	984,853
Alphabet, Inc., Class C†	3,711	3,485,854

		4,470,707

Total Long-Term Investment Securities
(cost $69,747,552)		89,640,924

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	515,081	515,081

Time Deposits — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$1,908,000	1,908,000

Total Short-Term Investment Securities
(cost $2,423,081)		2,423,081

TOTAL INVESTMENTS
(cost $72,170,633)(3)	100.5%	92,064,005
Liabilities in excess of other assets	(0.5)	(484,825)

NET ASSETS	100.0%	$91,579,180

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $8,180,169. This was secured by collateral of $515,081, which was received in cash and subsequently invested in short-term investments currently valued at $515,081 as reported in the Portfolio of Investments. Additional collateral of $7,711,284 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,195,413
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	982,270
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	2,052,145
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	180,749
United States Treasury Notes/Bonds	zero coupon to 5.50%	09/30/2017 to 02/15/2047	3,300,707

(2)	The rate shown is the 7-day yield as of August 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$89,640,924	$—	$—	$89,640,924
Short Term Investment Securities:
Registered Investment Companies	515,081	—	—	515,081
Time Deposits	—	1,908,000	—	1,908,000

Total Investments at Value	$90,156,005	$1,908,000	$—	$92,064,005

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	60.7%
Domestic Equity Investment Companies	30.8
International Equity Investment Companies	4.1
Real Estate Investment Companies	2.6
International Fixed Income Investment Companies	1.8

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 30.8%
VALIC Co. I Blue Chip Growth Fund	110,445	$2,031,075
VALIC Co. I Dividend Value Fund	656,652	8,096,520
VALIC Co. I Large Cap Core Fund	117,121	1,378,510
VALIC Co. I Mid Cap Index Fund	514,096	13,705,807
VALIC Co. I Mid Cap Strategic Growth Fund	36,681	530,039
VALIC Co. I Nasdaq-100 Index Fund	68,436	858,874
VALIC Co. I Science & Technology Fund	32,547	896,985
VALIC Co. I Small Cap Index Fund	799,348	16,618,443
VALIC Co. I Small Cap Special Values Fund	896,351	11,778,047
VALIC Co. I Value Fund	55,985	934,943
VALIC Co. II Capital Appreciation Fund	245,550	4,063,849
VALIC Co. II Large Cap Value Fund	187,168	3,866,886
VALIC Co. II Mid Cap Growth Fund†	79,022	794,957
VALIC Co. II Mid Cap Value Fund	988,388	20,983,477
VALIC Co. II Small Cap Growth Fund	92,575	1,571,929
VALIC Co. II Small Cap Value Fund	1,014,236	14,675,997

Total Domestic Equity Investment Companies
(cost $97,223,482)		102,786,338

Domestic Fixed Income Investment Companies — 60.7%
VALIC Co. I Capital Conservation Fund	1,701,688	16,948,814
VALIC Co. I Government Securities Fund	105,523	1,131,202
VALIC Co. I Inflation Protected Fund	3,296,440	36,953,090
VALIC Co. II Core Bond Fund	4,313,109	48,091,167
VALIC Co. II High Yield Bond Fund	4,230,236	32,784,328
VALIC Co. II Strategic Bond Fund	5,853,397	66,611,658

Total Domestic Fixed Income Investment Companies
(cost $200,505,816)		202,520,259

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 4.1%
VALIC Co. I Foreign Value Fund	514,896	$5,452,745
VALIC Co. I International Equities Index Fund	256,628	1,855,422
VALIC Co. I International Growth Fund	135,744	1,837,975
VALIC Co. II International Opportunities Fund	240,847	4,667,617

Total International Equity Investment Companies
(cost $12,611,134)		13,813,759

International Fixed Income Investment Companies — 1.8%
VALIC Co. I International Government Bond Fund† (cost $6,021,315)	511,335	6,182,038

Real Estate Investment Companies — 2.6%
VALIC Co. I Global Real Estate Fund (cost $8,776,604)	1,097,965	8,640,984

TOTAL INVESTMENTS
(cost $325,138,351)(2)	100.0%	333,943,378
Liabilities in excess of other assets	(0.0)	(36,389)

NET ASSETS	100.0%	$333,906,989

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$333,943,378	$—	$—	$333,943,378

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	18.9%
Federal Home Loan Mtg. Corp.	12.3
Diversified Banking Institutions	6.4
Time Deposits	5.3
United States Treasury Notes	3.9
Sovereign	3.9
Diversified Financial Services	3.9
United States Treasury Bonds	3.7
Banks — Commercial	3.3
Registered Investment Companies	2.9
Government National Mtg. Assoc.	2.8
Pipelines	2.5
Electric — Integrated	2.2
Oil Companies — Exploration & Production	2.1
Telephone — Integrated	2.0
Oil Companies — Integrated	1.6
Auto — Cars/Light Trucks	1.5
Banks — Super Regional	1.2
Cable/Satellite TV	1.1
Computers	0.9
Paper & Related Products	0.9
Insurance — Life/Health	0.7
Savings & Loans/Thrifts	0.7
Insurance — Multi-line	0.7
Medical Labs & Testing Services	0.5
Enterprise Software/Service	0.5
Brewery	0.5
Banks — Special Purpose	0.5
Diversified Manufacturing Operations	0.5
Cellular Telecom	0.5
Networking Products	0.4
Electric — Generation	0.4
Finance — Other Services	0.4
Aerospace/Defense — Equipment	0.4
Real Estate Investment Trusts	0.4
Finance — Credit Card	0.4
Medical — Drugs	0.3
Coatings/Paint	0.3
SupraNational Banks	0.3
Electronic Components — Semiconductors	0.3
Medical — Biomedical/Gene	0.3
Medical — HMO	0.3
Multimedia	0.3
Building Products — Wood	0.3
Finance — Consumer Loans	0.3
Finance — Auto Loans	0.2
Finance — Leasing Companies	0.2
Chemicals — Diversified	0.2
Medical — Hospitals	0.2
Gas — Distribution	0.2
Medical Products	0.2
Satellite Telecom	0.2
Building & Construction Products — Misc.	0.2
Banks — Fiduciary	0.2
Insurance — Mutual	0.2
Metal — Diversified	0.2
Auto — Heavy Duty Trucks	0.2
Gambling (Non-Hotel)	0.2
Building — Residential/Commercial	0.2
Food — Retail	0.2
Transport — Rail	0.2
Machinery — Construction & Mining	0.2
Semiconductor Components — Integrated Circuits	0.2
Computer Services	0.2
Oil — Field Services	0.2
Gold Mining	0.2
Real Estate Management/Services	0.2
Tools — Hand Held	0.2
Finance — Investment Banker/Broker	0.2

Containers — Paper/Plastic	0.2
Airlines	0.2
Energy — Alternate Sources	0.2
Semiconductor Equipment	0.2
Telecom Services	0.2
Food — Misc./Diversified	0.1
Commercial Services	0.1
Retail — Drug Store	0.1
Oil Refining & Marketing	0.1
Internet Connectivity Services	0.1
Independent Power Producers	0.1
Power Converter/Supply Equipment	0.1
Cruise Lines	0.1
Transport — Services	0.1
Cosmetics & Toiletries	0.1
Retail — Discount	0.1
Metal — Iron	0.1
Beverages — Wine/Spirits	0.1
Applications Software	0.1
Retail — Restaurants	0.1
Medical — Generic Drugs	0.1
Metal Processors & Fabrication	0.1
Printing — Commercial	0.1
Pharmacy Services	0.1
Transport — Equipment & Leasing	0.1
Rental Auto/Equipment	0.1
Advertising Agencies	0.1
Metal — Copper	0.1
Containers — Metal/Glass	0.1
Central Bank	0.1
Radio	0.1
Retail — Office Supplies	0.1
E-Commerce/Products	0.1
Computers — Memory Devices	0.1
Agricultural Chemicals	0.1
Insurance — Reinsurance	0.1
Retail — Appliances	0.1
Retail — Auto Parts	0.1
Steel — Producers	0.1
Marine Services	0.1
Finance — Mortgage Loan/Banker	0.1
Beverages — Non-alcoholic	0.1
Machinery — Farming	0.1
Distribution/Wholesale	0.1
Soap & Cleaning Preparation	0.1
Coal	0.1
Building — Heavy Construction	0.1
Chemicals — Specialty	0.1
Food — Dairy Products	0.1
Internet Content — Entertainment	0.1
Building Products — Air & Heating	0.1
Diversified Minerals	0.1
Appliances	0.1
Electronic Components — Misc.	0.1
Wire & Cable Products	0.1
Building & Construction — Misc.	0.1
Batteries/Battery Systems	0.1
Retail — Apparel/Shoe	0.1
Hotels/Motels	0.1
Auction Houses/Art Dealers	0.1
Retail — Automobile	0.1
Oil Field Machinery & Equipment	0.1
Tennessee Valley Authority	0.1
Data Processing/Management	0.1
Precious Metals	0.1
Resorts/Theme Parks	0.1
Electronic Parts Distribution	0.1
Casino Hotels	0.1
Broadcast Services/Program	0.1

105.7%

*	Calculated as a percentage of net assets

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited) — (continued)

Credit Quality†#

Aaa	43.7%
Aa	2.9
A	14.3
Baa	19.9
Ba	8.9
B	6.0
Caa	1.2
Not Rated@	3.1

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.7%
Diversified Financial Services — 3.7%
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.60% (1 ML+0.37%) due 12/15/2021	$239,000	$240,013
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	550,000	552,065
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	1,200,000	1,199,668
BMW Vehicle Lease Trust Series 2017-1, Class A3 1.98% due 05/20/2020	1,000,000	1,005,022
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	725,000	721,358
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	1,042,000	1,034,065
CarMax Auto Owner Trust Series 2014-4, Class C 2.44% due 11/16/2020	1,000,000	1,006,703
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	2,429,849	2,441,318
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(12)	1,882,936	1,940,755
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,562,273
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	1,753,000	1,747,936
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,494,767
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,304,720	1,322,618
COMM Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,817,226
COMM Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	1,786,000	1,866,799
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(12)	754,000	793,644
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	6,000	6,196
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,827,601
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(1)	2,200,000	2,293,393
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,607,854
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 1.93% (1 ML+0.70%) due 06/15/2034*(1)	300,000	300,000

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	$1,556,000	$1,576,522
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	1,023,000	1,025,650
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	62,189
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	512,000	511,255
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,026,254
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,394,359
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(12)	4,520,000	4,644,541
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	1,000,000	994,219
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	350,000	352,101
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	856,450
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	446,000	444,497

Total Asset Backed Securities
(cost $40,419,342)		40,669,311

U.S. CORPORATE BONDS & NOTES — 35.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	611,000	648,075
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	572,000	582,013

		1,230,088

Aerospace/Defense - Equipment — 0.3%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	459,000	476,213
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	90,000	94,725
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	705,000	673,275
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	1,106,000	1,106,489
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	804,000	816,250

		3,166,952

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.88% due 11/15/2041	$440,000	$416,227

Airlines — 0.2%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)	45,115	45,277
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	1,109,000	1,126,805
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	574,610	593,285

		1,765,367

Appliances — 0.1%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	634,000	671,698

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	815,000	890,564
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	390,000	407,062

		1,297,626

Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	555,000	573,981

Auto - Cars/Light Trucks — 1.4%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	1,383,000	1,371,179
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	1,015,000	1,012,632
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*	1,497,000	1,485,338
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	911,000	899,941
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	834,000	838,463
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,855,289
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	863,000	886,020
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019#	1,314,000	1,313,472
General Motors Co. Senior Notes 5.15% due 04/01/2038	628,000	635,605

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	$1,757,000	$1,775,288
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	2,371,000	2,375,900
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	738,000	742,355

		15,191,482

Auto - Heavy Duty Trucks — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	597,000	625,357
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,620,000	1,634,247

		2,259,604

Auto/Truck Parts & Equipment - Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	536,000	537,217

Banks - Commercial — 1.8%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,256,000	2,366,808
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	518,458
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	700,000	697,050
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	3,712,000	3,833,144
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	991,577
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,514,000	1,520,334
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,610,000	1,620,666
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	4,456,000	6,079,909
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	1,560,000	1,590,697
Santander Holdings USA, Inc. Senior Notes 4.40% due 07/13/2027*#	752,000	774,430

		19,993,073

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	706,000	713,235
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,653,670

		2,366,905

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional — 1.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	$1,040,000	$1,072,820
Huntington National Bank Senior Notes 2.38% due 03/10/2020	1,255,000	1,266,768
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	3,623,000	3,648,689
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	2,309,000	2,359,828
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	133,000	137,996
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	1,795,000	1,949,663
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	194,000	214,103

		10,649,867

Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	622,394

Brewery — 0.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	753,000	754,834
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	1,408,000	1,436,607
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	680,000	707,279
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,481,000	1,648,848
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	835,000	951,916

		5,499,484

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	540,000	556,200

Building & Construction Products - Misc. — 0.2%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	2,088,000	2,027,241
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	381,000	390,525

		2,417,766

Building & Construction - Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	633,750

Security Description	Principal Amount	Value (Note 2)

Building Products - Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	$710,000	$718,603

Building Products - Wood — 0.3%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*#	625,000	654,687
Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,440,342
Masco Corp. Senior Notes 4.50% due 05/15/2047	766,000	781,577

		2,876,606

Building-Heavy Construction — 0.1%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	695,000	747,125

Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	1,144,000	1,178,320
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	436,000	451,260
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 03/15/2027	550,000	565,125

		2,194,705

Cable/Satellite TV — 0.6%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	679,000	727,379
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028*	2,378,000	2,323,060
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	635,000	680,257
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	514,000	524,953
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	857,000	980,856
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	217,000	249,299
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024#	800,000	821,000
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	478,000	527,592
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	182,000	213,622

		7,048,018

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022#	$520,000	$559,650

Cellular Telecom — 0.4%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	1,489,000	1,641,622
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,147,000	2,453,227

		4,094,849

Chemicals-Diversified — 0.0%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	570,000	518,700

Chemicals-Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	740,085

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	735,000	749,700

Coatings/Paint — 0.3%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	484,000	497,379
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	1,518,000	1,525,417
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	1,214,000	1,223,216
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	395,000	415,654

		3,661,666

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,532,000	1,541,094

Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	547,000	554,473

Computer Services — 0.2%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	675,000	721,406
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	752,000	762,626
Leidos Holdings, Inc. Senior Sec. Notes 4.45% due 12/01/2020	525,000	551,250

		2,035,282

Security Description	Principal Amount	Value (Note 2)

Computers — 0.9%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	$1,080,000	$1,115,712
Apple, Inc. Senior Notes 2.85% due 02/23/2023	1,130,000	1,161,511
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,265,000	1,413,210
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	2,838,000	3,572,600
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	825,000	1,064,358
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	1,900,000	2,049,611

		10,377,002

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	125,000	127,500

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	330,000	391,875

Containers-Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	483,000	565,110
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	600,000	642,000

		1,207,110

Containers-Paper/Plastic — 0.2%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	650,000	679,250
WestRock Co. Company Guar. Notes 3.38% due 09/15/2027*	1,100,000	1,106,601

		1,785,851

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	434,000	441,595
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021	895,000	890,332

		1,331,927

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	541,000	564,942

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*	750,000	774,375

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 4.1%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	$1,015,000	$1,017,730
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	1,016,000	1,027,979
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	4,545,000	4,706,645
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,681,000	2,095,859
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,591,000	1,597,373
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	894,000	907,751
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,412,000	2,550,594
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	4,053,000	4,294,706
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	622,000	758,254
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	1,526,000	1,530,086
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,286,000	1,336,682
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,627,000	2,050,067
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,174,000	1,548,391
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,507,000	1,521,311
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	1,250,000	1,265,984
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	472,000	473,329
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	2,064,000	2,106,973
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	2,135,000	2,196,632
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	2,997,000	3,029,343
Morgan Stanley Senior Notes 2.75% due 05/19/2022	2,694,000	2,716,593
Morgan Stanley Senior Notes 3.59% due 07/22/2028	974,000	986,990

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.97% due 07/22/2038	$749,000	$758,020
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,125,000	2,232,324
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	3,220,000	3,544,053

		46,253,669

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,629,874

Diversified Manufacturing Operations — 0.3%
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	1,115,000	1,105,125
Textron, Inc. Senior Notes 4.00% due 03/15/2026	1,001,000	1,053,508
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	787,114

		2,945,747

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	1,065,000	1,098,350

Electric Products - Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	348,000	363,660

Electric - Generation — 0.2%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	2,403,000	2,629,914

Electric - Integrated — 1.4%
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	707,000	713,764
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	412,000	418,365
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,694,349
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	1,018,000	1,046,163
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	1,455,000	1,508,250
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020#	785,000	799,465
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	1,501,000	1,533,443

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	$770,000	$803,638
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	2,066,000	2,789,569
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	938,000	940,011
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	1,670,000	1,735,189
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	1,125,000	1,185,457
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	606,000	729,286

		15,896,949

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	666,415

Electronic Components - Semiconductors — 0.3%
Intel Corp. Senior Notes 1.35% due 12/15/2017	552,000	551,978
Intel Corp. Senior Notes 2.35% due 05/11/2022#	3,021,000	3,054,160

		3,606,138

Electronic Parts Distribution — 0.1%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	550,000	559,697

Energy - Alternate Sources — 0.2%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	803,000	841,142
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	820,000	848,700

		1,689,842

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,057,000	1,136,275
Oracle Corp. Senior Notes 1.90% due 09/15/2021	2,231,000	2,225,403
Oracle Corp. Senior Notes 3.85% due 07/15/2036#	1,862,000	1,938,605
Oracle Corp. Senior Notes 3.90% due 05/15/2035	309,000	323,034

		5,623,317

Security Description	Principal Amount	Value (Note 2)

Finance - Auto Loans — 0.2%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	$1,600,000	$1,727,520
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	946,000	1,000,395

		2,727,915

Finance - Consumer Loans — 0.3%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	880,000	880,000
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	354,000	375,240
Navient Corp. Senior Notes 5.63% due 08/01/2033	883,000	739,513
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	775,000	811,812

		2,806,565

Finance - Credit Card — 0.4%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	600,000	616,500
American Express Co. Senior Notes 2.50% due 08/01/2022	3,432,000	3,448,135

		4,064,635

Finance - Investment Banker/Broker — 0.2%
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	383,000	390,053
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(3)(4)†	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(3)(4)†	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	570,000	597,075
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	813,730

		1,800,899

Finance - Leasing Companies — 0.1%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	795,000	898,997
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	715,000	731,628

		1,630,625

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	800,000	838,000

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	$1,116,000	$1,122,817
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	531,000	535,662
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	1,032,000	1,034,540
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022#	769,000	778,287

		3,471,306

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	414,000	434,881

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,548,090

Food - Retail — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	740,000	666,925
Kroger Co. Senior Notes 4.65% due 01/15/2048	1,522,000	1,502,660

		2,169,585

Food - Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	370,000	363,063

Gambling (Non-Hotel) — 0.1%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*#	650,000	682,500
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	625,000	695,313
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(3)(4)	5,223	74

		1,377,887

Gas - Distribution — 0.2%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	546,000	597,942
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	1,022,000	1,045,725
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	488,000	520,050
Sempra Energy Senior Notes 3.25% due 06/15/2027	382,000	381,053

		2,544,770

Security Description	Principal Amount	Value (Note 2)

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	$534,000	$543,345

Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	529,000	580,577

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	575,000	563,500
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026#	860,000	879,350

		1,442,850

Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	372,000	381,990

Insurance - Life/Health — 0.5%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	712,000	722,950
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	1,838,000	1,808,510
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	582,000	631,927
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,643,000	2,643,298

		5,806,685

Insurance - Multi-line — 0.5%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	862,000	1,088,886
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	592,000	656,015
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	3,856,000	3,892,036

		5,636,937

Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	391,000	409,087
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*	251,000	277,854
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	486,078
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	1,136,000	1,144,185

		2,317,204

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	$976,000	$973,142

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	836,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	565,000	607,200

		1,443,200

Internet Content - Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	675,000	730,687

Investment Management/Advisor Services — 0.0%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	349,561

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 3.30% due 06/09/2024	1,481,000	1,543,914
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	546,000	571,935

		2,115,849

Machinery - Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	754,000	787,915

Machinery - General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	378,000	393,807

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022*	830,000	842,450

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	312,000	320,651
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	650,000	658,370
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*#	1,811,000	1,777,976
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,609,341
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,240,000	1,277,984

		5,644,322

Security Description	Principal Amount	Value (Note 2)

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	$2,507,000	$2,538,184

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,289,000	1,299,314
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	950,000	987,003
Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,057,000	1,103,973

		3,390,290

Medical - Drugs — 0.1%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	675,000	565,312
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	530,000	571,406
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	470,000	491,515

		1,628,233

Medical - Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	1,260,000	1,294,320

Medical - HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 01/15/2025	570,000	588,525
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	944,000	943,897
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021#	971,000	975,348
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	663,000	696,495

		3,204,265

Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	530,000	533,975
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	552,116
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	650,000	671,125
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	806,000	805,839

		2,563,055

Metal Processors & Fabrication — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	600,000	645,000

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication (continued)
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	$220,000	$229,350
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	389,000	410,881

		1,285,231

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*#	1,106,000	1,119,944

Multimedia — 0.3%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	710,000	716,277
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	387,000	374,175
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	1,965,000	1,969,215

		3,059,667

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,222,000	1,231,971
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	3,390,000	3,426,146

		4,658,117

Oil Companies - Exploration & Production — 1.7%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,565,000	1,829,598
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	650,000	630,500
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	580,000	588,776
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	1,476,000	1,535,040
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	465,000	467,325
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*#	1,050,000	939,750
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	518,000	525,509
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	517,000	551,888
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*#	890,000	869,975
Hess Corp. Senior Notes 4.30% due 04/01/2027#	695,000	681,458

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Hess Corp. Senior Notes 5.60% due 02/15/2041	$1,336,000	$1,304,985
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	786,000	742,770
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027#	1,523,000	1,540,772
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	1,390,000	1,534,506
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	531,905
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	1,372,000	1,375,734
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	791,000	795,845
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	484,000	489,536
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	600,000	601,500
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	716,000	545,950
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	681,000	616,305
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	419,000	452,520

		19,152,147

Oil Companies - Integrated — 0.5%
Chevron Corp. Senior Notes 1.96% due 03/03/2020	686,000	690,626
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	2,196,000	2,217,583
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,200,000	1,206,893
Chevron Corp. Senior Notes 2.50% due 03/03/2022	651,000	662,961
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	649,000	648,795

		5,426,858

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	580,000	571,300

Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	560,000	599,900

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
PBF Holding Co LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*	$895,000	$886,050

		1,485,950

Oil - Field Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	883,000	549,668
Halliburton Co. Senior Notes 4.85% due 11/15/2035	380,000	412,146

		961,814

Paper & Related Products — 0.8%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	$1,445,000	$1,621,490
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	2,262,000	2,358,162
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,930,000	3,116,787
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	810,866
International Paper Co. Senior Notes 4.40% due 08/15/2047	263,000	267,389
International Paper Co. Senior Notes 5.00% due 09/15/2035	551,000	616,181
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	540,000	548,100

		9,338,975

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	510,000	513,498
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	732,000	770,346

		1,283,844

Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	583,000	594,660
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	850,000	879,750
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	262,763
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	245,000	245,858
Enable Midstream Partners LP Senior Notes 5.00% due 05/15/2044	1,296,000	1,251,147
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	784,000	1,015,871

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035#	$301,000	$298,267
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	111,000	118,749
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,162,953
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	910,000	952,621
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	1,043,000	987,804
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	250,000	235,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	490,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	672,000	698,880
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	479,000	451,872
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	473,000	487,745
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	647,000	694,141
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	217,000	230,217
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,201,000	1,234,027
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	1,237,000	1,251,511
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	452,000	456,735
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	767,000	813,790
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	487,000	478,477
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	540,000	541,350
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	865,000	865,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	579,000	588,409
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	966,000	1,004,544

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Partners LP Senior Notes 3.75% due 06/15/2027	$831,000	$831,422
Williams Partners LP Senior Notes 5.10% due 09/15/2045	1,863,000	1,947,339

		22,070,902

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 3.15% due 08/15/2027#	529,000	534,724
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	864,000	885,110

		1,419,834

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024*	560,000	560,000

Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	370,000	401,450

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,075,000	1,128,750

Real Estate Investment Trusts — 0.4%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	668,000	689,710
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	550,000	566,500
GEO Group, Inc. Company Guar. Notes 6.00% due 04/15/2026	545,000	561,350
iStar, Inc. Senior Notes 6.00% due 04/01/2022	789,000	810,698
Simon Property Group LP Senior Notes 4.25% due 11/30/2046#	687,000	714,964
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021	804,000	833,145

		4,176,367

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,027,500
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	860,000	877,200

		1,904,700

Rental Auto/Equipment — 0.1%
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*#	530,000	580,350

Security Description	Principal Amount	Value (Note 2)

Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	$680,000	$686,800

		1,267,150

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	555,000	559,884

Retail-Apparel/Shoe — 0.1%
Coach, Inc. Senior Notes 3.00% due 07/15/2022	616,000	615,809

Retail-Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	1,002,000	971,940

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	916,000	919,492

Retail-Automobile — 0.1%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	561,000	573,622

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022#	1,308,000	1,319,958

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	561,705	599,676
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	286,283	326,907
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	498,427	579,899

		1,506,482

Retail-Misc./Diversified — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	362,000	381,457

Retail-Office Supplies — 0.1%
Arch Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	1,135,000	1,099,531

Retail-Restaurants — 0.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	720,000	711,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*#	570,000	584,962

		1,295,962

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	$785,000	$856,631

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	1,092,000	1,106,625
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	4,035,000	4,486,679
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,618,804

		8,212,108

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	1,127,000	1,135,345
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	523,000	540,624

		1,675,969

Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	715,000	766,640

Telecom Services — 0.1%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	635,000	644,525

Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	519,000	537,165

Telephone-Integrated — 1.6%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023	938,000	935,453
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,285,000	2,310,331
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,115,854
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,747,000	1,710,848
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	822,000	787,863
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	2,828,000	2,856,947
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	2,338,000	2,374,414
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#	510,000	485,138
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*	659,000	661,800

Security Description	Principal Amount	Value (Note 2)

Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$489,000	$489,697
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,608,000	2,423,797
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,988,000	2,144,622

		18,296,764

Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	464,000	522,000

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	479,000	475,180
GATX Corp. Senior Notes 3.85% due 03/30/2027	765,000	792,751

		1,267,931

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 2.35% due 05/16/2022	1,330,000	1,348,433

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	534,000	549,352

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	420,000	435,186

Wire & Cable Products — 0.1%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	631,000	645,197

Total U.S. Corporate Bonds & Notes
(cost $383,539,697)		394,076,518

FOREIGN CORPORATE BONDS & NOTES — 10.1%
Aerospace/Defense-Equipment — 0.1%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	1,099,000	1,118,274

Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	560,000	582,400

Auto-Cars/Light Trucks — 0.1%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	1,283,000	1,280,855

Banks-Commercial — 1.4%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	725,745
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	1,573,000	1,586,810

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	$1,094,000	$1,123,358
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,534,992
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*	1,161,000	1,168,366
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	1,100,000	1,202,566
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	1,662,000	1,756,450
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	533,000	535,206
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	3,260,000	3,284,551
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	887,000	890,047
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	377,000	377,549
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	1,383,000	1,371,459
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	695,000	722,020

		16,279,119

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	818,000	823,600

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	1,303,000	1,310,549

Cable/Satellite TV — 0.5%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,060,000	1,160,912
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,045,000	1,130,899
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,643,000	1,774,473
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*#	580,000	601,750
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	575,000	592,969

		5,261,003

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom — 0.1%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*#	$617,000	$640,137

Chemicals - Diversified — 0.2%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	1,074,000	1,077,178
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	423,938
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Senior Notes 5.38% due 09/01/2025*	565,000	577,712

		2,078,828

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	725,000	706,399

Cruise Lines — 0.1%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*	550,000	569,938
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	775,000	835,062

		1,405,000

Diversified Banking Institutions — 1.8%
Barclays PLC Sub. Notes 4.84% due 05/09/2028	998,000	1,038,212
Barclays PLC Senior Notes 4.95% due 01/10/2047	767,000	841,063
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*#	1,576,000	1,640,067
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	1,129,000	1,190,734
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	2,346,000	2,462,055
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.55% due 04/17/2026	539,000	579,383
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,176,000	1,206,808
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	974,000	1,024,906
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	1,168,000	1,230,300
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	1,275,000	1,283,864
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	1,135,000	1,159,737

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	$935,000	$927,134
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	587,000	593,349
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	464,777
UBS AG Senior Notes 2.20% due 06/08/2020*	723,000	726,118
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	702,000	722,357
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	269,000	285,342
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	779,000	826,696
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#	1,622,000	1,698,833

		19,901,735

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,144,000	1,246,663

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	2,165,000	2,190,770

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	660,000	681,450

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	1,442,000	1,462,475
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	339,000	386,801

		1,849,276

Electric - Integrated — 0.6%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,031,000	2,057,789
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	2,632,000	2,664,642
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	1,718,000	1,843,361

		6,565,792

Electronic Connectors — 0.0%
Tyco Electronics Group SA Company Guar. Notes 3.13% due 08/15/2027	529,000	533,412

Security Description	Principal Amount	Value (Note 2)

Finance - Leasing Companies — 0.1%
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	$670,000	$712,545
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	348,032

		1,060,577

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	750,000	841,875

Gold Mining — 0.2%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	501,000	565,863
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	1,390,000	1,390,000

		1,955,863

Insurance - Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	495,000	543,494
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	798,000	812,316

		1,355,810

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	593,000	622,275
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	632,000	692,824

		1,315,099

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	533,000	555,437

Medical - Drugs — 0.2%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026#	800,000	735,795
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	785,000	669,212
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	636,000	674,955

		2,079,962

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	615,000	631,912
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	525,000	578,813

		1,210,725

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Metal - Diversified — 0.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025#	$1,073,000	$1,143,025

Metal - Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,158,000	1,315,488

Oil Companies - Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	855,450
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	518,000	518,264
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023#	1,200,000	1,302,432
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,272,000	1,016,010
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	789,000	732,784

		4,424,940

Oil Companies - Integrated — 1.1%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,792,913
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	1,130,000	1,176,362
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	85,000	79,985
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	700,000	763,000
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*#	1,454,000	1,555,121
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	3,360,000	3,612,336
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	500,000	529,134
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	888,000	888,001
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	911,510
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,024,000	1,035,787

		12,344,149

Oil - Field Services — 0.1%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*#	679,000	672,210

Security Description	Principal Amount	Value (Note 2)

Oil - Field Services (continued)
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*#	$350,000	$357,875

		1,030,085

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	650,000	672,750
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	350,000	364,000

		1,036,750

Printing - Commercial — 0.1%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	1,240,000	1,284,950

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	800,000	668,000
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023#	455,000	277,777
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	655,000	733,600

		1,679,377

Semiconductor Components - Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	395,000	422,275

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	380,000	396,150
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*#	236,000	247,210

		643,360

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	769,000	772,324

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025#	785,000	900,787

SupraNational Banks — 0.3%
European Investment Bank Senior Notes 1.63% due 08/14/2020	2,603,000	2,603,172
North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,008,303

		3,611,475

Telephone - Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	1,124,000	1,101,600

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	$1,327,000	$1,704,929
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	730,000	762,726
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,107,000	1,231,672

		4,800,927

Transport - Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	623,000	796,510
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	1,200,000	1,338,000

		2,134,510

Total Foreign Corporate Bonds & Notes
(cost $109,212,527)		112,375,032

FOREIGN GOVERNMENT OBLIGATIONS — 4.5%
Banks - Special Purpose — 0.5%
Brazilian Development Bank Senior Notes 4.75% due 05/09/2024*	1,615,000	1,619,845
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	1,300,000	1,370,850
Brazilian Development Bank Senior Notes 6.50% due 06/10/2019	1,200,000	1,276,644
China Development Bank Corp. Senior Notes 2.50% due 10/09/2020	1,200,000	1,202,457

		5,469,796

Central Bank — 0.1%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025	1,200,000	1,179,000

Sovereign — 3.9%
Dominican Republic Senior Bonds 5.88% due 04/18/2024	900,000	976,500
Dominican Republic Senior Bonds 7.45% due 04/30/2044	1,050,000	1,257,375
Government of Egypt Senior Notes 8.50% due 01/31/2047	1,150,000	1,288,000
Government of Jamaica Senior Notes 8.00% due 03/15/2039	900,000	1,107,063
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022	1,200,000	1,278,000
Republic of Argentina Senior Notes 6.88% due 04/22/2021	750,000	815,250
Republic of Argentina Senior Notes 8.28% due 12/31/2033	1,682,446	1,947,431

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of Chile Senior Notes 3.25% due 09/14/2021	$800,000	$837,000
Republic of Colombia Senior Bonds 7.38% due 09/18/2037	1,200,000	1,590,000
Republic of Colombia Senior Notes 8.13% due 05/21/2024	600,000	768,600
Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*	1,200,000	1,315,500
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*	340,000	336,600
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,000,000	1,032,500
Republic of Honduras Senior Notes 6.25% due 01/19/2027	950,000	1,022,694
Republic of Hungary Senior Notes 5.38% due 02/21/2023	700,000	793,695
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	1,000,000	1,155,466
Republic of Iraq Senior Notes 6.75% due 03/09/2023*	350,000	356,125
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	579,000	574,727
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	600,000	598,620
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	1,500,000	1,503,627
Republic of Lithuania Senior Notes 6.13% due 03/09/2021	400,000	450,442
Republic of Panama Senior Notes 4.00% due 09/22/2024	1,500,000	1,610,250
Republic of Peru Senior Notes 5.63% due 11/18/2050	650,000	822,250
Republic of Peru Senior Notes 8.75% due 11/21/2033	500,000	788,750
Republic of Poland Senior Notes 3.00% due 03/17/2023	1,600,000	1,646,800
Republic of Poland Senior Notes 5.13% due 04/21/2021	850,000	939,250
Republic of Serbia Senior Bonds 4.88% due 02/25/2020	1,200,000	1,260,384
Republic of South Africa Senior Notes 4.67% due 01/17/2024	1,400,000	1,447,813

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of South Africa Senior Notes 6.25% due 03/08/2041	$700,000	$777,890
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	1,500,000	1,646,550
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	950,000	1,011,756
Republic of Turkey Senior Notes 6.25% due 09/26/2022	1,100,000	1,213,791
Republic of Turkey Senior Notes 7.25% due 03/05/2038	1,200,000	1,454,400
Republic of Turkey Senior Notes 8.00% due 02/14/2034	350,000	447,538
Russian Federation Senior Notes 4.88% due 09/16/2023	1,200,000	1,312,200
Russian Federation Bonds 5.00% due 04/29/2020	1,200,000	1,272,492
United Mexican States Senior Notes 3.50% due 01/21/2021#	1,012,000	1,063,106
United Mexican States Senior Notes 3.63% due 03/15/2022	1,400,000	1,470,000
United Mexican States Senior Notes 4.15% due 03/28/2027	890,000	942,065
United Mexican States Senior Notes 4.35% due 01/15/2047	1,128,000	1,109,952
United Mexican States Senior Bonds 4.75% due 03/08/2044	86,000	89,870
United Mexican States Senior Notes 5.55% due 01/21/2045	600,000	697,200

		44,029,522

Total Foreign Government Obligations
(cost $49,728,049)		50,678,318

U.S. GOVERNMENT AGENCIES — 34.1%
Federal Home Loan Mtg. Corp. — 12.3%
2.50% due 01/01/2028	802,416	819,040
2.50% due 04/01/2028	1,732,111	1,767,467
2.50% due 03/01/2031	987,081	1,001,434
3.00% due 08/01/2027	328,785	339,967
3.00% due 10/01/2042	1,618,012	1,648,615
3.00% due 11/01/2042	1,296,865	1,318,500
3.00% due 02/01/2043	1,867,425	1,890,144
3.00% due 04/01/2043	1,898,492	1,931,939
3.00% due 05/01/2043	672,165	684,880
3.00% due 08/01/2043	6,788,723	6,894,918
3.00% due 07/01/2045	11,843,728	11,983,579
3.00% due 10/01/2045	7,020,775	7,104,496
3.00% due 12/01/2045	2,093,998	2,119,130
3.00% due 05/01/2046	5,481,105	5,546,961
3.00% due 08/01/2046	3,727,983	3,772,776
3.00% due September 30 TBA	8,385,000	8,478,339
3.50% due 03/01/2042	4,631,519	4,823,335

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
3.50% due 04/01/2042	$1,880,334	$1,958,199
3.50% due 08/01/2042	1,632,690	1,704,208
3.50% due 09/01/2043	1,562,765	1,628,441
3.50% due 03/01/2045	1,398,140	1,449,997
3.50% due 07/01/2045	9,487,964	9,861,794
3.50% due 08/01/2045	2,727,601	2,841,897
3.50% due 11/01/2045	5,154,919	5,346,114
3.50% due 01/01/2046	3,148,323	3,265,094
4.00% due 03/01/2023	268,840	278,160
4.00% due 09/01/2040	1,659,273	1,759,891
4.00% due 07/01/2044	120,037	126,903
4.00% due 10/01/2045	4,443,418	4,697,579
4.00% due 11/01/2045	10,073,585	10,649,788
4.00% due 01/01/2046	913,872	973,870
4.50% due 11/01/2018	7,393	7,558
4.50% due 02/01/2019	11,464	11,719
4.50% due 12/01/2039	653,949	713,779
4.50% due 07/01/2044	1,614,928	1,742,845
4.50% due 09/01/2044	6,697,619	7,194,410
5.00% due 10/01/2033	1,854	2,028
5.00% due 07/01/2040	882,484	964,532
5.00% due 11/01/2043	3,719,314	4,066,918
5.50% due 11/01/2018	4,020	4,063
5.50% due 11/01/2032	10,437	11,609
5.50% due 07/01/2034	31,714	35,324
5.50% due 02/01/2035	52,028	57,146
5.50% due 07/01/2035	1,271	1,422
5.50% due 01/01/2036	225,225	251,649
5.50% due 05/01/2037	38,548	42,743
6.00% due 07/01/2035	86,968	97,585
6.00% due 03/01/2040	194,407	219,770
6.50% due 12/01/2032	22,114	24,504
6.50% due 02/01/2036	15,996	18,097
6.50% due 09/01/2036	327	362
6.50% due 05/01/2037	56,696	64,954
Federal Home Loan Mtg. Corp. FRS 2.91% (6 ML+1.53%) due 02/01/2037	278,973	288,499
Federal Home Loan Mtg. Corp. FRS 3.57% (12 ML+1.89%) due 11/01/2037	1,932,338	2,041,958
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.57% (6.80%-1ML) due 09/15/2039(2)(5)(6)	1,324,635	185,343
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.43% (1 ML+1.20%) due 08/25/2029(2)	2,693,919	2,716,418
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-DNA1, Class M2 3.08% (1 ML+1.85%) due 10/25/2027(2)	1,000,000	1,023,286
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 3.43% (1 ML+2.20%) due 02/25/2024(2)	1,738,652	1,796,404
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ2, Class M2 3.43% (1 ML+2.20%) due 09/25/2024(2)	2,900,000	2,988,774

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-HQ1, Class M2 3.43% (1 ML+2.20%) due 03/25/2025(2)	$12,653	$12,781
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ3, Class M2 3.88% (1 ML+2.65%) due 10/25/2024(2)	34,370	34,539
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-HQA1, Class M2 3.88% (1 ML+2.65%) due 03/25/2028(2)	849,369	870,733
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2016-HQA1, Class M2 3.98% (1 ML+2.75%) due 09/25/2028(2)	1,314,000	1,359,464

		137,518,671

Federal National Mtg. Assoc. — 18.9%
2.50% due 09/01/2027	521,397	532,123
2.50% due 02/01/2028	1,746,041	1,781,988
2.50% due 04/01/2028	441,489	450,425
2.50% due 01/01/2032	2,935,312	2,979,287
3.00% due 04/01/2027	1,259,611	1,303,973
3.00% due 10/01/2027	206,470	213,451
3.00% due 11/01/2027	1,404,421	1,453,722
3.00% due 01/01/2028	1,677,458	1,736,316
3.00% due 10/01/2030	3,281,738	3,394,674
3.00% due 07/01/2032	7,934,924	8,197,603
3.00% due 10/01/2032	11,037,000	11,402,370
3.00% due 03/01/2042	3,178,236	3,231,890
3.00% due 12/01/2042	3,065,296	3,118,046
3.00% due 05/01/2043	3,565,827	3,625,748
3.00% due 06/01/2045	1,736,466	1,766,281
3.00% due 05/01/2046	4,171,789	4,222,240
3.00% due 09/01/2046	1,870,035	1,892,650
3.50% due 08/01/2026	1,396,315	1,457,708
3.50% due 09/01/2026	1,251,791	1,309,217
3.50% due 08/01/2027	153,438	160,184
3.50% due 10/01/2028	2,878,000	3,007,639
3.50% due 12/01/2041	467,022	487,316
3.50% due 03/01/2042	663,455	690,490
3.50% due 08/01/2042	4,280,164	4,457,744
3.50% due 09/01/2042	616,826	641,265
3.50% due 02/01/2043	3,117,280	3,263,410
3.50% due 04/01/2045	668,487	695,060
3.50% due 07/01/2045	2,111,536	2,189,274
3.50% due 08/01/2045	2,711,286	2,818,975
3.50% due 09/01/2045	609,472	631,910
3.50% due 10/01/2045	3,406,630	3,546,616
3.50% due 11/01/2045	5,500,962	5,703,484
3.50% due 12/01/2045	14,411,706	14,942,283
3.50% due 02/01/2046	2,489,933	2,581,601
3.50% due 03/01/2046	11,567,544	11,993,411
3.50% due 07/01/2046	7,713,550	8,031,828
3.50% due September 15 TBA	1,968,000	2,054,331
3.50% due September 30 TBA	5,000,000	5,180,664
4.00% due 11/01/2025	112,200	118,002
4.00% due 09/01/2040	132,904	141,076
4.00% due 10/01/2040	267,719	284,069
4.00% due 12/01/2040	2,289,197	2,429,568

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 10/01/2041	$1,370,409	$1,453,998
4.00% due 11/01/2041	1,481,309	1,571,637
4.00% due 01/01/2043	2,568,437	2,748,840
4.00% due 10/01/2043	3,326,284	3,550,869
4.00% due 10/01/2044	4,540,552	4,801,720
4.00% due 02/01/2045	5,009,797	5,341,335
4.00% due 02/01/2046	3,716,363	3,927,347
4.00% due 06/01/2046	335,280	354,334
4.00% due 01/01/2047	5,641,562	5,962,995
4.00% due September 30 TBA	2,500,000	2,641,601
4.50% due 06/01/2018	787	806
4.50% due 10/01/2024	485,065	511,391
4.50% due 03/01/2025	696,458	734,391
4.50% due 06/01/2039	186,157	202,013
4.50% due 01/01/2040	443,836	480,701
4.50% due 02/01/2040	1,159,683	1,273,620
4.50% due 05/01/2040	381,716	417,970
4.50% due 11/01/2040	367,600	397,918
4.50% due 12/01/2040	367,930	399,024
4.50% due 05/01/2041	779,780	845,155
4.50% due 03/01/2042	3,834,643	4,151,863
4.50% due 08/01/2045	10,155,000	11,175,635
4.50% due 04/01/2047	2,735,203	2,943,099
5.00% due 09/01/2018	779	797
5.00% due 10/01/2018	594	608
5.00% due 03/01/2020	2,462	2,535
5.00% due 06/01/2022	61,227	62,875
5.00% due 10/01/2024	260,688	269,313
5.00% due 09/01/2033	706,211	779,247
5.00% due 04/01/2040	429,330	468,755
5.00% due 05/01/2040	781,186	855,209
5.00% due 06/01/2040	3,501,043	3,828,264
5.00% due 07/01/2040	810,183	885,747
5.00% due 02/01/2045	2,097,250	2,321,824
5.50% due 12/01/2029	186,207	205,746
5.50% due 12/01/2033	33,992	37,942
5.50% due 07/01/2037	39,632	43,946
5.50% due 08/01/2037	1,720,494	1,919,877
5.50% due 06/01/2038	198,359	221,150
5.50% due 09/01/2039	661,606	738,296
6.00% due 08/01/2034	32,712	37,318
6.00% due 11/01/2035	60,872	69,297
6.00% due 06/01/2036	75,401	85,881
6.00% due 12/01/2036	130,351	147,982
6.00% due 07/01/2038	619,578	702,444
6.00% due 09/01/2038	340,261	386,330
6.00% due 11/01/2038	202,087	228,661
Federal National Mtg. Assoc. FRS 2.91% (6 ML+1.54%) due 09/01/2035	1,548,868	1,603,289
Federal National Mtg. Assoc. FRS 3.02% (1 Yr USTYCR+2.19%) due 10/01/2035	1,884,041	1,984,645
Federal National Mtg. Assoc. FRS 3.08% (12 ML+1.82%) due 10/01/2040	474,169	498,025
Federal National Mtg. Assoc. FRS 3.15% (1 Yr USTYCR+2.26%) due 11/01/2036	713,102	751,409
Federal National Mtg. Assoc. FRS 3.19% (12 ML+1.57%) due 05/01/2037	414,598	433,565
Federal National Mtg. Assoc. FRS 3.26% (12 ML+1.83%) due 10/01/2040	883,284	926,331

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. FRS 3.34% (12 ML+1.77%) due 05/01/2040	$1,799,646	$1,887,537
Federal National Mtg. Assoc. FRS 3.36% (12 ML+1.66%) due 07/01/2039	1,210,404	1,273,233
Federal National Mtg. Assoc. FRS 3.55% (12 ML+1.91%) due 08/01/2035	1,051,280	1,118,607
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.83% (1 ML+1.60%) due 01/25/2024(2)	525,894	531,567
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 3.23% (1 ML+2.00%) due 10/25/2023(2)	28,835	29,124

		211,345,550

Government National Mtg. Assoc. — 2.8%
3.00% due 02/20/2045	2,406,432	2,458,584
3.00% due 05/20/2045	1,872,151	1,912,687
3.00% due 07/20/2045	459,250	469,194
3.00% due 11/20/2045	3,894,380	3,978,702
3.00% due 12/20/2045	3,121,306	3,188,889
3.00% due September 30 TBA	8,000,000	8,165,938
3.50% due 03/20/2045	1,702,638	1,778,109
3.50% due 07/20/2045	820,749	857,131
4.00% due 03/20/2044	1,045,028	1,109,527
4.00% due 07/20/2045	3,002,025	3,184,814
4.00% due 10/20/2045	1,100,094	1,165,228
4.50% due 05/15/2039	631,969	691,066
5.00% due 05/15/2034	241,090	264,828
5.00% due 01/15/2040	579,565	645,411
5.50% due 12/15/2039	721,068	809,510
6.00% due 10/15/2039	471,134	532,638
7.00% due 09/15/2028	3,706	3,781

		31,216,037

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	565,000	567,769

Total U.S. Government Agencies
(cost $380,740,463)		380,648,027

U.S. GOVERNMENT TREASURIES — 7.6%
United States Treasury Bonds — 3.7%
0.13% due 04/15/2018 TIPS(7)	579,629	578,278
2.25% due 08/15/2027	2,500,000	2,528,320
2.50% due 02/15/2045	1,189,000	1,138,514
2.50% due 02/15/2046	1,783,000	1,702,347
2.50% due 05/15/2046	1,426,000	1,360,660
2.88% due 11/15/2046	1,630,000	1,678,645
3.00% due 05/15/2045	595,000	628,538
3.00% due 11/15/2045	3,499,000	3,693,632
3.00% due 02/15/2047	2,832,000	2,990,304
3.00% due 05/15/2047	13,750,000	14,525,586
3.13% due 11/15/2041	815,000	884,148
3.13% due 02/15/2042	1,908,000	2,069,286
3.13% due 08/15/2044	310,000	335,539
3.63% due 08/15/2043	476,000	559,969
3.63% due 02/15/2044	523,000	616,241
3.75% due 08/15/2041	37,000	44,341
3.88% due 08/15/2040	140,000	170,505
4.25% due 11/15/2040	713,000	916,316
4.38% due 05/15/2041	452,000	592,138

Security Description	Shares/ Principal Amount	Value (Note 2)

United States Treasury Bonds (continued)
4.50% due 02/15/2036#	$2,986,000	$3,929,972
4.63% due 02/15/2040	68,000	91,670
5.25% due 11/15/2028	375,000	489,976

		40,946,647

United States Treasury Notes — 3.9%
0.75% due 01/31/2018	1,173,000	1,171,212
0.88% due 01/31/2018#	1,295,000	1,293,638
1.00% due 05/31/2018	3,279,000	3,273,364
1.13% due 07/31/2021	2,819,000	2,769,117
1.25% due 11/30/2018	3,865,000	3,863,641
1.25% due 01/31/2020	1,000,000	997,227
1.38% due 06/30/2018	951,000	952,040
1.38% due 07/31/2018	1,141,000	1,142,159
1.38% due 12/31/2018	476,000	476,539
1.38% due 09/30/2020	1,984,000	1,978,807
1.50% due 08/31/2018	1,664,000	1,667,835
1.63% due 12/31/2019	584,000	587,468
1.63% due 08/31/2022	5,000,000	4,980,080
1.75% due 12/31/2020	480,000	483,750
1.75% due 09/30/2022	6,148,000	6,151,362
1.88% due 02/28/2022	2,541,000	2,563,829
2.00% due 11/15/2021	238,000	241,682
2.00% due 07/31/2022	492,000	498,438
2.00% due 11/15/2026	6,000,000	5,944,687
2.13% due 12/31/2021	473,000	482,275
2.13% due 07/31/2024	440,000	445,208
2.38% due 05/31/2018	1,338,000	1,349,185
3.38% due 11/15/2019	262,000	273,514

		44,165,335

Total U.S. Government Treasuries
(cost $83,782,787)		85,111,982

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(3)(4) (cost $1)	79	58,656

PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	22,875	570,274

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†	6,900	43,470

Telecom Services — 0.1%
Qwest Corp. 6.13%#	27,125	681,922

Total Preferred Securities
(cost $1,356,414)		1,295,666

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.1%
Banks - Commercial — 0.1%
Rabobank Nederland 11.00% due 06/30/2019*(8)	1,033,000	1,185,368
Standard Chartered PLC 7.50% due 04/02/2022*#(8)	354,000	383,311

		1,568,679

Banks - Super Regional — 0.2%
SunTrust Banks, Inc. 5.05% due 06/15/2022(8)	1,949,000	1,980,061

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks - Super Regional (continued)
Wells Fargo Capital X 5.95% due 12/01/2086	$413,000	$467,723

		2,447,784

Diversified Banking Institutions — 0.5%
BAC Capital Trust XIII FRS Series F 4.00% (3 ML+0.40%) due 09/22/2017(8)	862,000	765,025
HSBC Holdings PLC 6.00% due 05/22/2027(8)	1,763,000	1,853,795
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(8)	1,759,000	1,932,701
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(8)	425,000	470,552
Societe Generale SA 7.88% due 12/18/2023*#(8)	993,000	1,113,401

		6,135,474

Electric - Integrated — 0.2%
Dominion Resources, Inc. 5.75% due 10/01/2054	754,000	812,435
Southern Co. Series B 5.50% due 03/15/2057	892,000	944,745

		1,757,180

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)(4)	148,000	15

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	817,000	848,649

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	644,000	734,160

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. 5.38% due 05/15/2045#	407,000	436,508
Prudential Financial, Inc. 5.63% due 06/15/2043	921,000	996,982

		1,433,490

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,212,430

Pipelines — 0.5%
Enbridge, Inc. 5.50% due 07/15/2077	2,790,000	2,800,463
Enterprise Products Operating LLC Company Guar. Notes 4.88% due 08/16/2077	842,000	842,589
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 08/16/2077	740,000	740,555
TransCanada Trust 5.30% due 03/15/2077#	767,000	790,163
TransCanada Trust 5.63% due 05/20/2075#	490,000	519,400

		5,693,170

Security Description	Shares/ Principal Amount	Value (Note 2)

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053#	$1,817,000	$1,898,765

Total Preferred Securities/Capital Securities
(cost $22,267,271)		23,729,796

Total Long-Term Investment Securities
(cost $1,071,046,551)		1,088,643,306

SHORT-TERM INVESTMENT SECURITIES — 8.2%
Registered Investment Companies — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(9)(10)	31,760,071	31,760,071

Time Deposits — 5.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	59,293,000	59,293,000

Total Short-Term Investment Securities
(cost $91,053,071)		91,053,071

TOTAL INVESTMENTS
(cost $1,162,099,622)(11)	105.7%	1,179,696,377
Liabilities in excess of other assets	(5.7)	(63,760,185)

NET ASSETS	100.0%	$1,115,936,192

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $180,279,788 representing 16.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Security classified as Level 3 (see Note 2).
(4)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $58,786 representing 0.0% of net assets.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2017.
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	At August 31, 2017, the Fund had loaned securities with a total value of $44,074,943. This was secured by collateral of $31,760,071, which was received in cash and subsequently invested in short-term investments currently valued at $31,760,071 as reported in the portfolio of investments. Additional collateral of $13,255,075 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	1.50% to 30.38%	05/15/2018 to 09/01/2047	$2,545,659
Federal National Mtg. Assoc.	zero coupon to 23.66%	11/01/2017 to 09/01/2047	1,812,699
Government National Mtg. Assoc.	1.58% to 11.94%	12/16/2024 to 12/20/2060	495,796
United States Treasury Bills	0.00%	01/04/2018 to 01/04/2018	81,167
United States Treasury Notes/Bonds	0.13% to 3.75%	09/15/2018 to 05/15/2046	8,319,754

32

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

(10)	The rate shown is the 7-day yield as of August 31, 2017.
(11)	See Note 5 for cost of investments on a tax basis.
(12)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2017 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

5 Yr USR—5 Year USD Swap Rate

5 Yr UIRS—5 Year USD Interest Rate Swap

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$40,669,311	$—	$40,669,311
U.S. Corporate Bonds & Notes:
Airlines	—	1,720,090	45,277	1,765,367
Finance - Investment Banker/Broker	—	1,800,858	41	1,800,899
Gambling (Non-Hotel)	—	1,377,813	74	1,377,887
Other Industries	—	389,132,365	—	389,132,365
Foreign Corporate Bonds & Notes	—	112,375,032	—	112,375,032
Foreign Government Obligations	—	50,678,318	—	50,678,318
U.S. Government Agencies	—	380,648,027	—	380,648,027
U.S. Government Treasuries	—	85,111,982	—	85,111,982
Common Stocks	—	—	58,656	58,656
Preferred Securities	1,295,666	—	—	1,295,666
Preferred Securities/Capital Securities
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	23,729,781	—	23,729,781
Short-Term Investment Securities:
Registered Investment Companies	31,760,071	—	—	31,760,071
Time Deposits	—	59,293,000	—	59,293,000

Total Investments at Value	$33,055,737	$1,146,536,577	$104,063	$1,179,696,377

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

33

VALIC Company II Government Money Market II Fund†

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

U.S. Government Agencies	58.7%
U.S. Government Treasuries	38.4
Repurchase Agreements	3.1

100.2%

Credit Quality@#

A-1+	96.9%
A-1	3.1

100.0%

*	Calculated as a percentage of net assets
@	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues
†	See Note 1

Weighted Average days to Maturity — 25.9 days

34

VALIC Company II Government Money Market II Fund†

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 97.1%
U.S. Government Agencies — 58.7%
Federal Farm Credit Bank 0.83% due 09/21/2017	$955,000	$954,876
Federal Farm Credit Bank FRS 1.25% (USFRBPLR-3.00%) due 11/24/2017	5,750,000	5,752,258
Federal Farm Credit Bank FRS 1.29% (1 ML+0.06%) due 09/22/2017	1,200,000	1,200,094
Federal Home Loan Bank 0.91% due 09/06/2017	2,700,000	2,699,666
0.93% due 09/20/2017	2,250,000	2,248,911
1.01% due 09/18/2017	5,000,000	4,997,639
1.02% due 09/18/2017	6,000,000	5,997,150
1.02% due 09/22/2017	10,000,000	9,994,108
1.03% due 10/16/2017	3,000,000	2,996,213
1.04% due 09/20/2017	10,000,000	9,994,580
1.05% due 10/11/2017	2,600,000	2,597,027
1.07% due 11/10/2017	7,000,000	6,985,708
Federal Home Loan Bank FRS 1.20% (1 ML-0.04%) due 10/06/2017	7,000,000	7,000,000
Federal Home Loan Bank FRS 1.30% (1 ML+0.07%) due 12/05/2017	755,000	755,231
Federal Home Loan Bank FRS 1.30% (1 ML+0.07%) due 12/07/2017	1,500,000	1,500,408
Federal National Mtg. Assoc. 0.93 due 09/13/2017	11,000,000	10,996,627
Federal National Mtg. Assoc. FRS 1.24% (1 ML+0.01%) due 09/08/2017	700,000	700,033
Federal National Mtg. Assoc. FRS 1.24% (1 ML+0.01%) due 10/05/2017	600,000	600,041

Total U.S. Government Agencies
(amortized cost $77,970,570)		77,970,570

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 38.4%
United States Treasury Bills 0.95% due 09/28/2017	$10,000,000	$9,992,912
0.98% due 09/21/2017	10,000,000	9,994,556
1.05% due 10/05/2017	6,000,000	5,994,078
1.05% due 10/19/2017	8,000,000	7,988,800
1.06% due 10/05/2017	4,600,000	4,595,386
1.14% due 10/19/2017	7,500,000	7,488,650
United States Treasury Notes 1.88% due 09/30/2017	5,000,000	5,002,909

Total U.S. Government Treasuries
(amortized cost $51,057,291)		51,057,291

Total Short-Term Investment Securities — 97.1%
(amortized cost $129,027,861)		129,027,861

REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $4,116,014 and collateralized by $3,480,000 of United States Treasury Bonds, bearing interest at 3.75%, due 11/15/2043 and having an approximate value of $4,203,134 (cost $4,116,000)	4,116,000	4,116,000

TOTAL INVESTMENTS
(amortized cost $133,143,861)(1)	100.2%	133,143,861
Liabilities in excess of other assets	(0.2)	(199,713)

NET ASSETS	100.0%	$132,944,148

†	See Note 1
(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

USFRBPLR—US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$129,027,861	$—	$129,027,861
Repurchase Agreements	—	4,116,000	—	4,116,000

Total Investments at Value	$—	$133,143,861	$—	$133,143,861

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statesments

35

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Registered Investment Companies	8.5%
Oil Companies — Exploration & Production	7.3
Cable/Satellite TV	6.7
Medical — Drugs	4.3
Repurchase Agreements	4.1
Medical — Hospitals	4.1
Rental Auto/Equipment	3.9
Television	3.5
Finance — Consumer Loans	3.2
Cellular Telecom	2.8
Gambling (Non-Hotel)	2.5
Building — Residential/Commercial	2.5
Containers — Paper/Plastic	2.2
Security Services	2.1
Diversified Banking Institutions	2.0
Pipelines	2.0
Data Processing/Management	1.7
Chemicals — Specialty	1.6
Diagnostic Kits	1.5
Banks — Commercial	1.5
Retail — Restaurants	1.5
Casino Hotels	1.4
Steel — Producers	1.3
Containers — Metal/Glass	1.2
Metal — Aluminum	1.2
Food — Flour & Grain	1.1
Finance — Other Services	1.1
Coal	1.1
Diversified Manufacturing Operations	1.0
Broadcast Services/Program	1.0
Electronic Components — Semiconductors	1.0
Medical Labs & Testing Services	1.0
Oil & Gas Drilling	1.0
Commercial Services	0.9
Enterprise Software/Service	0.9
Semiconductor Equipment	0.9
Diversified Minerals	0.9
Housewares	0.8
Internet Content — Entertainment	0.8
Electric — Integrated	0.8
Independent Power Producers	0.8
Real Estate Investment Trusts	0.8
Internet Connectivity Services	0.7
Disposable Medical Products	0.7
Building Products — Cement	0.7
Food — Canned	0.7
Machinery — Material Handling	0.7
Cosmetics & Toiletries	0.7
Insurance Brokers	0.6
Racetracks	0.6
Machinery — Construction & Mining	0.6
Computer Services	0.6
Metal Processors & Fabrication	0.6
Building & Construction Products — Misc.	0.6
Insurance — Multi-line	0.6
Retail — Leisure Products	0.5
Metal — Copper	0.5
Soap & Cleaning Preparation	0.5
Retail — Propane Distribution	0.5
Oil — Field Services	0.4
Financial Guarantee Insurance	0.4
Casino Services	0.4
Transport — Equipment & Leasing	0.4
Computer Software	0.4
Medical Information Systems	0.4
Hazardous Waste Disposal	0.3
Gold Mining	0.3
Wire & Cable Products	0.3
Electric — Generation	0.3

Finance — Credit Card	0.3
E-Commerce/Services	0.3
Office Automation & Equipment	0.3
Telephone — Integrated	0.2
Retail — Office Supplies	0.2
Machinery — General Industrial	0.2
Commercial Services — Finance	0.2
Steel — Specialty	0.2
Multimedia	0.2
Insurance — Property/Casualty	0.2
Consumer Products — Misc.	0.2
E-Commerce/Products	0.1
Medical — Biomedical/Gene	0.1
Applications Software	0.1
Wireless Equipment	0.1
Medical — HMO	0.1
Music	0.1
Retail — Consumer Discretionary	0.1
Chemicals — Diversified	0.1
Water Treatment Systems	0.1

107.9%

Credit Quality†#

Ba	20.4%
B	53.2
Caa	23.6
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

36

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Principal Amount(13)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 2.0%
Applications Software — 0.1%
ServiceNow, Inc. Senior Notes zero coupon due 06/01/2022*	$674,000	$719,495

Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	1,320,000	1,529,550

Commercial Services - Finance — 0.2%
Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020(1)	1,360,000	1,255,450

E-Commerce/Services — 0.3%
Priceline Group, Inc. Senior Notes 0.90% due 09/15/2021#	1,490,000	1,697,669

Electronic Components - Semiconductors — 0.5%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027*	1,068,000	1,270,920
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037*	1,113,000	1,314,731

		2,585,651

Finance - Credit Card — 0.3%
Blackhawk Network Holdings, Inc. Senior Notes 1.50% due 01/15/2022#	1,520,000	1,724,250

Multimedia — 0.2%
Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023*	800,000	966,000

Oil Companies - Exploration & Production — 0.1%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019(1)	1,465,000	388,225
PDC Energy, Inc. Company Guar. Notes 1.13% due 09/15/2021	223,000	200,979

		589,204

Total Convertible Bonds & Notes
(cost $11,816,395)		11,067,269

U.S. CORPORATE BONDS & NOTES — 70.5%
Broadcast Services/Program — 1.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,260,000	1,255,275
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	4,055,000	4,511,187

		5,766,462

Building & Construction Products - Misc. — 0.6%
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	550,000	569,250
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,575,925

		3,145,175

Security Description	Principal Amount(13)	Value (Note 2)

Building Products - Cement — 0.5%
CEMEX Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	$2,755,000	$2,916,994

Building - Residential/Commercial — 2.5%
AV Homes, Inc. Company Guar. Notes 6.63% due 05/15/2022	3,215,000	3,323,506
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	1,145,000	1,205,113
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,246,337
KB Home Company Guar. Notes 7.50% due 09/15/2022	620,000	711,450
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,632,668
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025*	690,000	701,537
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,443,275

		14,263,886

Cable/Satellite TV — 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	155,063
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,865,450
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	743,600
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	377,658
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	1,815,000	1,918,800
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,583,125
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,730,000	1,760,275
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,949,875
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	2,445,000	2,832,410
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	1,089,780
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	3,120,000	3,222,336
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,951,000	6,568,416

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	$1,325,000	$1,455,844

		27,522,632

Casino Hotels — 1.4%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	2,695,000	2,927,444
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,135,600
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	2,040,000	1,999,200

		8,062,244

Casino Services — 0.4%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	765,000	812,813
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,300,000	1,313,000

		2,125,813

Cellular Telecom — 2.8%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,544,000	4,998,400
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,340,000	4,784,850
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	165,000	186,450
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,051,000	5,771,424

		15,741,124

Chemicals - Diversified — 0.1%
Hexion, Inc. Sec. Notes 13.75% due 02/01/2022*(1)	525,000	433,125

Chemicals - Specialty — 1.6%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023#	4,370,000	4,637,662
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	455,000	501,638
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,940,000	4,087,750

		9,227,050

Coal — 1.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021(1)	1,270,000	1,314,450

Security Description	Principal Amount(13)	Value (Note 2)

Coal (continued)
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*#(1)	$4,270,000	$3,821,650
Peabody Energy Corp. Senior Sec. Notes 6.00% due 03/31/2022*	380,000	389,500
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	410,000	418,200

		5,943,800

Commercial Services — 0.9%
Brand Energy & Infrastructure Services, Inc. Senior Notes 8.50% due 07/15/2025*	4,647,000	5,007,142

Computer Services — 0.6%
Conduent Finance, Inc./Xerox Business Services LLC Company Guar. Notes 10.50% due 12/15/2024*	2,815,000	3,321,700

Containers - Paper/Plastic — 2.2%
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,922,150
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	3,720,000	3,868,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,209,945
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*#	2,320,000	2,485,300

		12,486,195

Cosmetics & Toiletries — 0.7%
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024#	4,530,000	3,657,658

Data Processing/Management — 1.7%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,305,000	3,478,512
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,415,000	2,541,788
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	3,245,000	3,496,487

		9,516,787

Diagnostic Kits — 1.5%
Alere, Inc. Company Guar. Notes 6.38% due 07/01/2023*	5,409,000	5,787,630
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,590,131

		8,377,761

Disposable Medical Products — 0.7%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,815,000	3,929,450

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated — 0.8%
AES Corp. Senior Notes 5.13% due 09/01/2027	$4,355,000	$4,431,213
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	5,553,748	13,884

		4,445,097

Electronic Components-Semiconductors — 0.5%
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	2,800,000	2,957,360

Enterprise Software/Service — 0.9%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(2)	595,000	606,900
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	169,331
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,140,000	4,222,800

		4,999,031

Finance - Consumer Loans — 3.2%
Navient Corp. Senior Notes 5.63% due 08/01/2033	350,000	293,125
Navient Corp. Senior Notes 5.88% due 10/25/2024	4,481,000	4,528,050
Navient Corp. Senior Notes 6.50% due 06/15/2022	1,575,000	1,663,594
SLM Corp. Senior Notes 5.50% due 01/25/2023#	1,707,000	1,724,070
SLM Corp. Senior Notes 6.13% due 03/25/2024	3,270,000	3,335,400
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	1,006,375
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	172,838
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	2,585,000	2,908,125
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	2,075,625

		17,707,202

Finance - Other Services — 1.1%
FBM Finance, Inc. Senior Sec. Notes 8.25% due 08/15/2021*	1,080,000	1,152,900
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,403,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	974,444

Security Description	Principal Amount(13)	Value (Note 2)

Finance - Other Services (continued)
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022	$1,425,000	$1,453,927

		5,984,271

Financial Guarantee Insurance — 0.1%
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	680,000	743,750

Food - Canned — 0.7%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,483,162
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,300,725

		3,783,887

Food - Flour & Grain — 1.1%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	4,040,000
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,490,400
Post Holdings, Inc. Company Guar. Notes 6.00% due 12/15/2022*	740,000	778,850

		6,309,250

Gambling (Non-Hotel) — 1.9%
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	3,020,000	3,254,050
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	3,165,000	3,252,037
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021#	2,265,000	2,344,275
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,740,000	1,935,750

		10,786,112

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,343,100

Housewares — 0.8%
American Greetings Corp. Senior Notes 7.88% due 02/15/2025*	4,260,000	4,622,100

Independent Power Producers — 0.8%
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024#	470,000	484,687
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*	3,840,000	3,950,400

		4,435,087

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.6%
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	$3,495,000	$3,560,531

Insurance - Multi-line — 0.6%
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	217,100
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,032,750
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	990,000	957,825
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021	539,000	526,495
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020	341,000	341,000

		3,075,170

Internet Connectivity Services — 0.7%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,985,064

Internet Content - Entertainment — 0.8%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	4,190,000	4,535,675

Machinery - Construction & Mining — 0.6%
BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	3,165,000	3,455,864

Machinery - Material Handling — 0.7%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	3,300,000	3,696,000

Medical Information Systems — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Bonds 5.75% due 03/01/2025*	1,890,000	1,944,338

Medical Labs & Testing Services — 0.6%
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	3,110,000	3,098,338

Medical - Biomedical/Gene — 0.1%
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(2)	745,000	759,900

Medical - Drugs — 0.4%
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*(1)	2,104,000	2,293,360

Medical - HMO — 0.1%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	540,000	579,150

Security Description	Principal Amount(13)	Value (Note 2)

Medical - Hospitals — 4.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	$2,995,000	$3,114,800
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	610,000	614,575
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022#	2,720,000	2,254,200
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020#	440,000	413,875
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,680,000	1,745,100
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,400,000
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,140,000	2,257,700
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,879,150
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,438,906
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023#	505,000	501,011
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	2,395,000	2,514,750

		23,134,067

Metal Processors & Fabrication — 0.6%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,193,662
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,995,000	2,107,219

		3,300,881

Metal - Aluminum — 0.4%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	2,075,800

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(1)(8)	210,000	47,250

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	573,038

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,468,163

Oil & Gas Drilling — 0.3%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	1,850,000	1,373,625

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 5.8%
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	$4,730,000	$2,607,412
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*#	810,000	769,500
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024#	665,000	618,450
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023#	415,000	408,775
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044#	4,470,000	3,779,832
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	1,425,000	1,432,125
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	4,165,000	3,727,675
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,180,850
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	3,216,000	3,203,940
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	315,000	323,662
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024*	700,000	717,500
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023#	3,656,000	3,473,200
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	198,275
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	256,638
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	3,150,000	2,803,500
SM Energy Co. Senior Notes 6.13% due 11/15/2022#	365,000	344,925
SM Energy Co. Senior Notes 6.50% due 11/15/2021#	170,000	164,263
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024#	1,420,000	1,391,600
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	3,110,000	3,207,187
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,064,575

		32,673,884

Security Description	Principal Amount(13)	Value (Note 2)

Pipelines — 2.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	$4,060,000	$4,171,650
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,605,000	3,839,325
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,523,812
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,786,125

		11,320,912

Racetracks — 0.6%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*#	3,415,000	3,543,063

Real Estate Investment Trusts — 0.8%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	3,985,000	4,263,950

Rental Auto/Equipment — 3.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*#	3,570,000	3,488,568
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023#	1,570,000	1,583,266
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,764,000	1,931,580
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*#	2,631,000	2,880,945
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*#	4,595,000	3,905,750
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022#	650,000	604,500
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	1,560,000	1,573,650
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	4,755,000	4,802,550
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,115,713

		21,886,522

Retail - Leisure Products — 0.5%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	2,830,000	2,957,350

Retail - Office Supplies — 0.2%
Arch Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	1,390,000	1,346,563

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Propane Distribution — 0.5%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	$513,000	$488,633
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022#	1,271,000	1,210,627
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023#	1,242,000	1,176,795

		2,876,055

Retail - Restaurants — 0.6%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	3,065,000	3,202,925

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(4)(8)	50,000	0

Security Services — 1.2%
APX Group, Inc. Senior Notes 7.63% due 09/01/2023*	2,155,000	2,181,937
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	4,390,000	4,763,150

		6,945,087

Semiconductor Equipment — 0.3%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,715,000	1,787,888

Steel - Producers — 1.3%
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	1,130,000	1,175,200
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	938,973
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,213,337
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	286,000	298,693
United States Steel Corp. Senior Notes 7.50% due 03/15/2022#	475,000	492,575
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	3,019,000	3,335,995

		7,454,773

Steel - Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	975,000	1,006,688

Telephone - Integrated — 0.2%
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,240,000	1,364,000

Security Description	Principal Amount(13)	Value (Note 2)

Television — 2.9%
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	$2,490,000	$2,524,238
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	640,000	659,200
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	1,015,000	984,550
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*#	1,585,000	1,614,719
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	619,500
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	2,990,000	3,061,012
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,740,275
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	3,153,000	3,271,237

		16,474,731

Transport - Equipment & Leasing — 0.4%
DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	688,500
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,375,263

		2,063,763

Water Treatment Systems — 0.1%
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	390,000	397,800

Wire & Cable Products — 0.3%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	1,750,000	1,789,375

Total U.S. Corporate Bonds & Notes
(cost $381,828,479)		395,872,788

FOREIGN CORPORATE BONDS & NOTES — 16.8%
Building Products - Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	890,000	954,080

Cable/Satellite TV — 1.5%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	600,000	634,500
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,075,000	3,367,740
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,705,000	2,921,454

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	$1,415,000	$1,514,050

		8,437,744

Computer Software — 0.4%
Camelot Finance SA Senior Notes 7.88% due 10/15/2024*	1,885,000	2,045,225

Containers - Metal/Glass — 1.2%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(2)	2,305,000	2,443,300
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	3,375,000	3,465,281
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	845,000	932,120

		6,840,701

Diversified Manufacturing Operations — 1.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	5,635,000	5,781,172

Diversified Minerals — 0.9%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	590,000	610,650
Anglo American Capital PLC Company Guar. Notes 4.13% due 09/27/2022*	745,000	772,937
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	490,000	519,988
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/2019*	890,000	988,167
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	1,630,000	1,878,575

		4,770,317

Gold Mining — 0.3%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*#	160,000	166,000
New Gold, Inc. Senior Notes 6.38% due 05/15/2025*	1,620,000	1,676,700

		1,842,700

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	785,000	788,925

Medical - Drugs — 3.9%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	4,910,000	4,124,400
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	3,860,000	3,174,850

Security Description	Principal Amount(13)	Value (Note 2)

Medical - Drugs (continued)
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	$1,910,000	$1,604,400
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	12,885,000	10,984,462
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*#	2,035,000	1,717,031
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	482,869

		22,088,012

Metal - Aluminum — 0.8%
Constellium NV Senior Sec. Notes 7.88% due 04/01/2021*	3,430,000	3,644,375
Constellium NV Company Guar. Notes 8.00% due 01/15/2023*#	700,000	745,500

		4,389,875

Metal - Copper — 0.5%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	1,600,000	1,647,000
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	390,000	400,725
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*	850,000	870,188

		2,917,913

Oil & Gas Drilling — 0.7%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#	2,375,000	1,834,640
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038#	860,000	657,900
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031#	255,000	215,475
Transocean, Inc. Company Guar. Notes 9.35% due 12/15/2041	1,035,000	949,613

		3,657,628

Oil Companies - Exploration & Production — 1.4%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,615,000	2,088,731
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	1,490,000	1,383,838
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	2,145,000	1,705,275
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	1,220,000	1,178,825

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*		$1,745,000	$1,640,300

			7,996,969

Oil - Field Services — 0.4%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042		640,000	508,800
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036		1,700,000	1,411,000
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038#		640,000	540,800

			2,460,600

Retail - Restaurants — 0.9%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		4,705,000	4,828,506

Security Services — 0.9%
GW Honos Security Corp. Senior Notes 8.75% due 05/15/2025*		4,540,000	4,847,494

Semiconductor Equipment — 0.6%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,503,163
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,558,700

			3,061,863

Soap & Cleaning Preparation — 0.5%
Diamond (BC) B.V. Senior Notes 5.63% due 08/15/2025*	EUR	2,385,000	2,878,264

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(1)(3)(4)(8)		925,000	0

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,910,400

Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 3.38% due 06/12/2022		290,000	292,900
Nokia OYJ Senior Notes 4.38% due 06/12/2027		305,000	313,293

			606,193

Total Foreign Corporate Bonds & Notes
(cost $94,025,162)			94,104,581

LOANS(1)(5)(6)(7) — 1.8%
Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(8)		2,037,810	0

Security Description	Shares/ Principal Amount(13)	Value (Note 2)

Distribution/Wholesale — 0.0%
HD Supply Waterworks, Ltd. FRS BTL-B 4.46% (3 ML+3.00%) due 08/01/2024	$225,000	$225,900

E-Commerce/Products — 0.1%
Lands’ End, Inc. FRS BTL-B 4.48% (1 ML+3.25%) due 04/04/2021	1,005,516	822,953

Gambling (Non-Hotel) — 0.6%
Golden Entertainment, Inc. FRS 1st Lien 4.25% (1 ML+3.00%) due 08/15/2024	3,550,000	3,536,688

Insurance - Property/Casualty — 0.2%
Asurion LLC FRS BTL-B5 4.24% (1 ML+3.00%) due 11/03/2023	165,000	165,677
Asurion LLC FRS 2nd Lien 7.24% (1 ML+6.00%) due 08/04/2025	710,000	724,644

		890,321

Machinery - General Industrial — 0.2%
Gardner Denver, Inc. FRS BTL-B 4.02% (1 ML+2.75%) due 07/30/2024	1,279,748	1,277,235

Medical Labs & Testing Services — 0.4%
INC Research LLC FRS BTL-B 3.49% (1 ML+2.25%) due 08/01/2024	2,190,000	2,194,106

Retail - Consumer Discretionary — 0.1%
Hayward Acquisition, Inc. FRS BTL 4.74% (1 ML+3.50%) due 07/18/2024	475,000	477,177

Soap & Cleaning Preparation — 0.2%
Diamond (BC) B.V. FRS USD BTL 4.32% (3 ML+3.00%) due 07/12/2024	865,000	860,134

Total Loans
(cost $10,434,279)		10,284,514

COMMON STOCKS — 0.7%
Electric-Generation — 0.3%
Vistra Energy Corp†.	93,359	1,652,454
Vistra Energy Corp. CVR†	93,359	98,027

		1,750,481

Financial Guarantee Insurance — 0.3%
MGIC Investment Corp.†	145,272	1,663,364

Multimedia — 0.0%
Haights Cross Communication, Inc†(1)(8)	10,439	0

Television — 0.1%
ION Media Networks, Inc.†(1)(8)(12)	616	457,370

Total Common Stocks
(cost $6,466,642)		3,871,215

44

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

PREFERRED SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
GMAC Capital Trust I FRS Series 2 7.10% (3 ML+5.79%) (cost $570,636)		$21,725	$567,457

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.4%
Banks - Commercial — 1.5%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(9)	EUR	1,000,000	1,234,155
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(9)	EUR	1,800,000	2,491,018
Banco de Sabadell SA 6.50% due 05/18/2022(9)	EUR	2,600,000	3,114,671
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(9)		1,435,000	1,501,369

			8,341,213

Diversified Banking Institutions — 1.9%
Barclays PLC 7.88% due 03/15/2022(9)		879,000	955,912
Barclays PLC 8.00% due 12/15/2020(9)	EUR	1,000,000	1,322,848
BNP Paribas SA 7.63% due 03/30/2021*(9)		1,040,000	1,137,500
Credit Agricole SA 8.13% due 12/23/2025*(9)		2,520,000	2,986,200
Credit Suisse Group AG 6.25% due 02/18/2024(9)		2,700,000	2,862,000
Royal Bank of Scotland Group PLC Series U 7.64% due 09/30/2027#(9)		1,800,000	1,728,900

			10,993,360

Total Preferred Securities/Capital Securities
(cost $17,428,847)			19,334,573

Total Long-Term Investment Securities
(cost $522,570,440)			535,102,397

SHORT-TERM INVESTMENT SECURITIES — 8.5%
Registered Investment Companies — 8.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(10)(11) (cost $47,646,600)		47,646,600	47,646,600

REPURCHASE AGREEMENTS — 4.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $23,224,077 and collateralized by $22,340,000 of United States Treasury Bonds, bearing interest at 3.00%, due 05/15/2045 and having an approximate value of $23,688,487 (cost $23,224,000)		23,224,000	23,224,000

TOTAL INVESTMENTS
(cost $593,441,040)(14)		107.9%	605,972,997
Liabilities in excess of other assets		(7.9)	(44,493,362)

NET ASSETS		100.0%	$561,479,635

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $262,558,102 representing 46.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $20,309,278 representing 3.6% of net assets.
(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Company has filed for bankruptcy protection.
(4)	Security in default of interest and principal at maturity.
(5)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(7)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	Security classified as Level 3 (see Note 2).
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	At August 31, 2017, the Fund had loaned securities with a total value of $46,833,337. This was secured by collateral of $47,646,600, which was received in cash and subsequently invested in short-term investments currently valued at $47,646,600 as reported in the Portfolio of Investments.
(11)	The rate shown is the 7-day yield as of August 31, 2017.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/16/2016	616	$6	$457,370	$742.48	0.08%

(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

CVR—Contingent Value Rights

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

45

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Index Legend

3 ML—3 Month USD LIBOR

5 Yr ES—5 Year EUR Swap

5 Yr UIRS—5 Year USD Interest Rate Swap

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	4,764,000	USD	5,636,622	09/29/2017	$—	$(42,024)

UBS AG	EUR	4,763,000	USD	5,634,820	09/29/2017	—	(42,634)

Net Unrealized Appreciation/(Depreciation)						$—	$(84,658)

EUR—Euro Dollar

USD—United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
						Value(4)
Reference Obligation	Financing Rate Received	Payment Frequency	Maturity Date	Implied Credit Spread at August 31, 2017(2)	Notional Amount(3) (000)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	Quarterly	06/20/2022	3.2657%	$7,770	$499,977	$64,506

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

46

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$11,067,269	$—	$11,067,269
U.S. Corporate Bonds & Notes:
Mining	—	—	47,250	47,250
Rubber/Plastic Products	—	—	0	0
Other Industries	—	395,825,538	—	395,825,538
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	94,104,581	—	94,104,581
Loans:
Building - Residential/Commercial	—	—	0	0
Other Industries	—	10,284,514	—	10,284,514
Common Stocks:
Electric - Generation	1,652,454	98,027	—	1,750,481
Financial Guarantee Insurance	1,663,364	—	—	1,663,364
Other Industries	—	—	457,370	457,370
Preferred Securities	567,457	—	—	567,457
Preferred Securities/Capital Securities	—	19,334,573	—	19,334,573
Short-Term Investment Securities	47,646,600	—	—	47,646,600
Repurchase Agreements	—	23,224,000	—	23,224,000

Total Investments at Value	$51,529,875	$553,938,502	$504,620	$605,972,997

Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection	$—	$64,506	$—	$64,506

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$84,658	$—	$84,658

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

47

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	3.8%
Auto/Truck Parts & Equipment — Original	3.4
Retail — Discount	2.6
Diversified Financial Services	2.6
Machinery — General Industrial	2.6
Registered Investment Companies	2.4
Real Estate Operations & Development	2.1
E-Commerce/Products	2.0
Gambling (Non-Hotel)	1.8
Food — Catering	1.7
Retail — Restaurants	1.7
Building Products — Cement	1.7
Machine Tools & Related Products	1.7
Beverages — Non-alcoholic	1.7
Commercial Services	1.6
Food — Misc./Diversified	1.6
Computer Services	1.6
Distribution/Wholesale	1.6
Electronic Components — Misc.	1.5
Hotels/Motels	1.5
Chemicals — Diversified	1.5
E-Commerce/Services	1.5
Building & Construction Products — Misc.	1.4
Medical — Drugs	1.4
Containers — Paper/Plastic	1.4
Apparel Manufacturers	1.3
Beverages — Wine/Spirits	1.3
Brewery	1.2
Human Resources	1.1
Enterprise Software/Service	1.1
Applications Software	1.1
Consulting Services	1.0
Repurchase Agreements	1.0
Retail — Drug Store	1.0
Medical — Biomedical/Gene	0.9
Metal — Copper	0.9
Building & Construction — Misc.	0.9
Computers — Integrated Systems	0.9
U.S. Government Agencies	0.9
Insurance — Property/Casualty	0.9
Building — Residential/Commercial	0.8
Cosmetics & Toiletries	0.8
E-Services/Consulting	0.8
Transactional Software	0.8
Retail — Home Furnishings	0.8
Investment Management/Advisor Services	0.8
Forestry	0.8
Wireless Equipment	0.8
Schools	0.7
Miscellaneous Manufacturing	0.7
Semiconductor Equipment	0.7
Medical Products	0.7
Research & Development	0.7
Machinery — Material Handling	0.7
Computers — Periphery Equipment	0.7
Transport — Marine	0.6
Diversified Operations	0.6
Internet Gambling	0.6
Transport — Services	0.6
Food — Wholesale/Distribution	0.6
Chemicals — Specialty	0.6
Shipbuilding	0.6
Building Products — Wood	0.6
Metal — Diversified	0.6
Food — Retail	0.6
Engineering/R&D Services	0.5
Fisheries	0.5
Retail — Misc./Diversified	0.5

Exchange — Traded Funds	0.5
Veterinary Diagnostics	0.5
Multimedia	0.5
Wire & Cable Products	0.5
Steel — Producers	0.5
Oil — Field Services	0.5
Electric — Distribution	0.5
Aerospace/Defense	0.5
Transport — Rail	0.4
Steel — Specialty	0.4
Respiratory Products	0.4
Insurance Brokers	0.4
Gas — Distribution	0.4
Appliances	0.4
Oil Companies — Exploration & Production	0.4
Real Estate Management/Services	0.4
Medical Instruments	0.4
Food — Confectionery	0.4
Retail — Apparel/Shoe	0.4
Coatings/Paint	0.3
Electronic Components — Semiconductors	0.3
Oil Refining & Marketing	0.3
Leisure Products	0.3
Satellite Telecom	0.3
Funeral Services & Related Items	0.3
Electronic Measurement Instruments	0.3
Explosives	0.3
Power Converter/Supply Equipment	0.2
Real Estate Investment Trusts	0.2
Telecommunication Equipment	0.2
Building — Maintenance & Services	0.2
Electric — Generation	0.2
Electronic Connectors	0.2
Gold Mining	0.2
Textile — Products	0.2
Electric Products — Misc.	0.2
Telephone — Integrated	0.2
Advertising Services	0.2
Diversified Minerals	0.2
Rubber/Plastic Products	0.2
Metal — Iron	0.2
Soap & Cleaning Preparation	0.2
Rental Auto/Equipment	0.2
Retail — Automobile	0.2
Insurance — Life/Health	0.2
Dental Supplies & Equipment	0.2
Food — Meat Products	0.2
Diversified Manufacturing Operations	0.2
Hazardous Waste Disposal	0.2
Agricultural Operations	0.2
Airport Development/Maintenance	0.2
Food — Flour & Grain	0.1
Female Health Care Products	0.1
Tobacco	0.1
Veterinary Products	0.1
Web Portals/ISP	0.1
Finance — Credit Card	0.1
Medical Labs & Testing Services	0.1
E-Marketing/Info	0.1
Finance — Other Services	0.1
Internet Content — Information/News	0.1
Home Furnishings	0.1
Finance — Investment Banker/Broker	0.1
Footwear & Related Apparel	0.1
Cable/Satellite TV	0.1
MRI/Medical Diagnostic Imaging	0.1
Medical — Hospitals	0.1
Television	0.1
Retail — Sporting Goods	0.1

48

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Auto — Heavy Duty Trucks	0.1%
Retail — Convenience Store	0.1
Aerospace/Defense — Equipment	0.1
Machinery — Thermal Process	0.1
Resorts/Theme Parks	0.1
Office Supplies & Forms	0.1
Finance — Consumer Loans	0.1
Auto — Cars/Light Trucks	0.1
Electric — Transmission	0.1
Chemicals — Plastics	0.1
Building Products — Air & Heating	0.1
Metal Processors & Fabrication	0.1
Computers	0.1
Diagnostic Equipment	0.1
Industrial Gases	0.1
Medical Information Systems	0.1
Paper & Related Products	0.1
Machinery — Pumps	0.1

101.9%

Country Allocation*

Japan	21.1%
United Kingdom	14.8
United States	5.6
France	4.9
Canada	4.9
Switzerland	4.4
Germany	4.2
Cayman Islands	3.9
Brazil	3.4
Italy	3.3
Denmark	3.3
Sweden	3.0
Bermuda	2.0
Ireland	1.9
Spain	1.8
Australia	1.7
Netherlands	1.7
South Korea	1.4
Israel	1.3
Thailand	1.2
Austria	1.2
Hong Kong	1.1
Jersey	1.0
Finland	0.9
Curacao	0.9
Taiwan	0.9
Guernsey	0.8
Singapore	0.8
Mexico	0.7
Norway	0.7
Philippines	0.6
South Africa	0.6
New Zealand	0.4
Faroe Islands	0.3
Indonesia	0.3
Luxembourg	0.2
Malaysia	0.2
Mauritius	0.2
Portugal	0.1
India	0.1
Turkey	0.1

101.9%

*	Calculated as a percentage of net assets

49

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.0%
Australia — 1.7%
Ansell, Ltd.	75,132	$1,307,932
AUB Group, Ltd.	157,092	1,593,438
Computershare, Ltd.	84,026	940,267
Domino’s Pizza Enterprises, Ltd.#	13,855	475,881
DuluxGroup, Ltd.	149,768	793,628
Iluka Resources, Ltd.	173,919	1,311,199
Orica, Ltd.	100,259	1,623,248
Ramsay Health Care, Ltd.	12,203	663,784
Reliance Worldwide Corp., Ltd.#	378,476	1,099,836
Sonic Healthcare, Ltd.	38,130	664,886
Super Retail Group, Ltd.	139,774	901,544

		11,375,643

Austria — 1.2%
BUWOG AG	219,752	6,765,166
Mayr-Melnhof Karton AG	7,045	958,904

		7,724,070

Bermuda — 2.0%
Cafe de Coral Holdings, Ltd.	554,000	1,762,717
China Resources Gas Group, Ltd.	520,000	1,840,460
Credicorp, Ltd.	6,509	1,320,285
Dairy Farm International Holdings, Ltd.	219,900	1,782,724
Esprit Holdings, Ltd.†	348,050	201,503
Global Brands Group Holding, Ltd.†	1,944,000	173,923
Hiscox, Ltd.	195,363	3,229,875
Midland Holdings, Ltd.†	2,426,000	713,142
Pacific Basin Shipping, Ltd.†	995,049	227,145
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	210,000	351,713
VTech Holdings, Ltd.	118,149	1,661,107
XL Group, Ltd.	9,500	389,120

		13,653,714

Brazil — 3.4%
BR Properties SA†	855,900	2,988,180
BRF SA†	45,400	613,246
Embraer SA ADR	16,488	374,278
Equatorial Energia SA	21,100	409,687
Fibria Celulose SA	32,300	428,806
GAEC Educacao SA	77,661	461,350
Hypermarcas SA	35,869	336,259
Instituto Hermes Pardini SA	62,800	606,484
Kroton Educacional SA	126,888	724,360
Linx SA	104,400	607,923
Localiza Rent a Car SA	34,311	649,084
Lojas Renner SA	43,500	422,860
Magazine Luiza SA	26,100	4,709,500
Odontoprev SA	102,314	481,692
Qualicorp SA	22,537	249,508
Raia Drogasil SA	15,018	330,860
Rumo SA†	1,029,200	3,377,428
Ser Educacional SA*	411,800	3,818,620
Suzano Papel e Celulose SA, Class A (Preference Shares)	64,800	360,246
Transmissora Alianca de Energia Eletrica SA	62,352	445,676
Usinas Siderurgicas de Minas Gerais SA, Class A (Preference Shares)†	259,900	568,868

		22,964,915

Canada — 4.9%
Agnico Eagle Mines, Ltd.#	28,521	1,461,965
Descartes Systems Group, Inc.†	182,197	5,115,377
Dollarama, Inc.	42,976	4,235,481
Enerplus Corp.#	216,800	1,925,375
Interfor Corp.†	343,600	4,828,973

Security Description	Shares	Value (Note 2)

Canada (continued)
Norbord, Inc.	107,900	$3,715,475
Quebecor, Inc., Class B	92,200	3,528,519
Sleep Country Canada Holdings, Inc.*	144,700	3,944,415
TORC Oil & Gas, Ltd.#	42,570	173,859
Trevali Mining Corp†	3,155,100	3,638,314

		32,567,753

Cayman Islands — 3.9%
51job, Inc. ADR†#	31,931	1,896,702
Airtac International Group	199,535	2,785,991
Ajisen China Holdings, Ltd.	696,000	293,878
China Lodging Group, Ltd. ADR†	26,139	2,967,038
China Resources Cement Holdings, Ltd.	5,640,000	3,101,773
Gourmet Master Co., Ltd.	281,000	3,344,964
Hengan International Group Co., Ltd.	113,500	948,622
Lee & Man Paper Manufacturing, Ltd.	3,854,000	4,499,788
Microport Scientific Corp.	1,962,000	1,765,144
Midland IC&I, Ltd.†	1,216,000	58,263
Pacific Textiles Holdings, Ltd.	1,404,000	1,428,178
Shenguan Holdings Group, Ltd.	744,000	42,373
Silicon Motion Technology Corp. ADR#	24,600	1,122,006
Stella International Holdings, Ltd.	399,000	705,427
Tingyi Cayman Islands Holding Corp.	676,000	900,636

		25,860,783

Denmark — 3.3%
Carlsberg A/S, Class B	8,126	933,242
Chr. Hansen Holding A/S	2,407	207,168
Dfds A/S	74,365	4,288,784
DSV A/S	25,733	1,825,429
GN Store Nord A/S	133,787	4,439,069
Jyske Bank A/S	34,350	2,067,515
Royal Unibrew A/S	67,856	3,721,559
Spar Nord Bank A/S	145,251	1,872,682
Sydbank A/S	43,014	1,679,126
TDC A/S	147,191	877,199
William Demant Holding A/S†	16,666	441,224

		22,352,997

Faroe Islands — 0.3%
Bakkafrost P/F	44,785	2,090,862

Finland — 0.9%
Outokumpu Oyj	294,817	3,047,270
Tikkurila Oyj	8,059	149,681
Valmet Oyj	162,977	3,093,393

		6,290,344

France — 4.9%
Alten SA	30,454	2,595,032
Direct Energie	43,319	2,532,637
Edenred	11,201	303,163
Elior Group SA*	232,222	6,167,522
Elis SA#	27,232	637,208
Eutelsat Communications SA	11,116	323,169
Havas SA	121,411	1,335,311
Legrand SA	13,139	921,267
Plastic Omnium SA	11,237	426,318
Remy Cointreau SA	67,582	7,722,305
SEB SA	5,103	927,436
Societe BIC SA	2,734	328,743
Sodexo SA	18,772	2,192,136
Somfy SA	3,580	336,240
Teleperformance	36,241	4,995,669
Virbac SA†	5,620	939,707

		32,683,863

50

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany — 4.0%
Amadeus Fire AG	10,143	$887,478
Beiersdorf AG	10,720	1,144,731
Brenntag AG	24,573	1,304,394
CTS Eventim AG & Co. KGaA	45,133	1,990,226
Deutsche Wohnen AG	43,911	1,865,149
ElringKlinger AG#	14,936	259,634
Evotec AG†	233,979	4,503,940
FUCHS PETROLUB SE (Preference Shares)	33,370	1,856,810
GEA Group AG#	45,912	2,023,933
Hella KGaA Hueck & Co.	16,297	901,031
Henkel AG & Co. KGaA (Preference Shares)	9,504	1,273,792
Infineon Technologies AG	41,430	955,717
LEG Immobilien AG	26,443	2,673,422
MTU Aero Engines AG	8,606	1,205,285
Pfeiffer Vacuum Technology AG	1,969	322,630
Scout24 AG*	1,161	46,776
Symrise AG#	48,870	3,572,702
TAG Immobilien AG	13,113	218,836

		27,006,486

Guernsey — 0.8%
Burford Capital, Ltd.	372,607	5,575,709

Hong Kong — 1.1%
China Resources Beer Holdings Co., Ltd.	786,000	1,973,617
Melco International Development, Ltd.	1,409,000	3,319,527
Techtronic Industries Co., Ltd.	389,500	2,016,300

		7,309,444

India — 0.1%
Mahindra & Mahindra, Ltd. GDR	27,498	573,333

Indonesia — 0.3%
Astra Agro Lestari Tbk PT	908,800	1,005,501
Indocement Tunggal Prakarsa Tbk PT	321,600	476,811
PT Semen Indonesia Persero Tbk	236,500	185,578
XL Axiata Tbk PT†	530,500	143,200

		1,811,090

Ireland — 1.9%
Bank of Ireland Group PLC†	25,503	212,521
Cairn Homes PLC†	2,504,123	5,135,620
DCC PLC	22,602	2,059,910
Greencore Group PLC	326,779	866,829
Hibernia REIT PLC	199,397	338,979
Kerry Group PLC, Class A	12,681	1,180,629
Paddy Power Betfair PLC	35,869	3,163,095

		12,957,583

Israel — 1.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	335,295	494,075
Israel Discount Bank, Ltd., Class A†	2,076,591	5,178,404
Mizrahi Tefahot Bank, Ltd.	180,486	3,216,718

		8,889,197

Italy — 3.3%
Brembo SpA	265,084	4,140,218
Buzzi Unicem SpA#	146,636	3,597,800
Cerved Information Solutions SpA	244,004	2,752,535
Davide Campari-Milano SpA	137,146	993,714
Fincantieri SpA†	3,528,797	4,032,698
FinecoBank Banca Fineco SpA	125,203	1,076,258
Infrastrutture Wireless Italiane SpA*	76,615	507,101
Italgas SpA	164,353	929,642
Moncler SpA	155,639	4,428,622

		22,458,588

Security Description	Shares	Value (Note 2)

Japan — 21.1%
ABC-Mart, Inc.	20,000	$1,029,026
Aeon Delight Co., Ltd.	15,900	566,581
AEON Financial Service Co., Ltd.	40,200	854,139
Air Water, Inc.	21,000	388,360
Asante, Inc.	9,300	157,939
Brother Industries, Ltd.	5,800	138,398
Chiba Bank, Ltd.#	140,000	940,154
CMK Corp.	493,060	4,843,759
Coca-Cola Bottlers Japan, Inc.	7,200	247,295
Cosmos Pharmaceutical Corp.	3,800	862,510
Daifuku Co., Ltd.	102,900	4,499,901
Daiseki Co., Ltd.	43,700	1,044,560
Daiwa Securities Group, Inc.	132,000	724,117
Doshisha Co., Ltd.	7,800	161,053
Ezaki Glico Co., Ltd.	21,000	1,118,228
Fuji Seal International, Inc.	111,500	3,391,384
Fujikura, Ltd.	422,900	3,447,970
Fujitsu General, Ltd.	7,600	159,314
Fukuoka Financial Group, Inc.	945,000	4,163,276
Harmonic Drive Systems, Inc.#	224,100	9,922,279
Heian Ceremony Service Co., Ltd.	16,300	142,627
Hirose Electric Co., Ltd.#	4,600	638,000
Hogy Medical Co., Ltd.	2,200	155,848
Iriso Electronics Co., Ltd.	16,900	833,453
Japan Exchange Group, Inc.	8,000	136,652
Japan Pure Chemical Co., Ltd.	2,300	56,734
Jeol, Ltd.	55,000	260,511
JGC Corp.#	14,060	226,079
Kakaku.com, Inc.#	15,900	198,260
Kansai Paint Co., Ltd.	57,200	1,453,443
Kintetsu World Express, Inc.	15,300	248,608
Kobayashi Pharmaceutical Co., Ltd.	41,600	2,588,810
Koito Manufacturing Co., Ltd.#	39,500	2,476,435
Lawson, Inc.#	8,500	571,830
Maeda Corp.	478,000	5,845,930
Matsumotokiyoshi Holdings Co., Ltd.	34,200	2,333,346
Meitec Corp.	11,500	532,342
Milbon Co., Ltd.	13,300	805,677
Miraca Holdings, Inc.	5,400	245,785
Mitsubishi Pencil Co., Ltd.	5,800	152,610
MonotaRO Co., Ltd.#	10,100	309,640
Nakanishi, Inc.	25,700	1,111,597
NGK Spark Plug Co., Ltd.	46,200	883,406
Nihon Kohden Corp.	28,800	669,074
Nihon Parkerizing Co., Ltd.	40,600	594,409
Nippon Gas Co., Ltd.	7,000	235,410
Nippon Television Holdings, Inc.	33,600	611,287
Nissei ASB Machine Co., Ltd.	13,100	528,044
Nitori Holdings Co., Ltd.	9,600	1,484,942
Nomura Research Institute, Ltd.	49,500	1,930,752
Obara Group, Inc.	4,600	255,250
OBIC Business Consultants Co., Ltd.	18,900	970,354
OBIC Co., Ltd.	93,000	5,837,247
Omron Corp.	5,700	286,728
Persol Holdings Co., Ltd.	308,500	6,277,391
Proto Corp.	31,400	558,778
Rakuten, Inc.	6,600	78,681
Rinnai Corp.	4,900	426,097
Ryohin Keikaku Co., Ltd.	2,800	777,776
S Foods, Inc.	11,300	434,453
San-A Co, Ltd.	8,200	361,161
Santen Pharmaceutical Co., Ltd.#	111,400	1,731,927
SCREEN Holdings Co., Ltd.	45,400	2,958,007
Seria Co., Ltd.#	161,934	8,890,590
Shima Seiki Manufacturing, Ltd.#	9,300	474,399

51

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Shimamura Co., Ltd.	3,000	$366,187
Shimano, Inc.	1,900	257,142
Shizuoka Bank, Ltd.	56,000	490,679
SK Kaken Co., Ltd.	3,000	267,431
SMS Co., Ltd.#	173,100	5,608,002
Sony Financial Holdings, Inc.#	48,300	767,114
Stanley Electric Co., Ltd.#	50,800	1,690,705
Start Today Co., Ltd.	413,300	12,887,788
Sundrug Co., Ltd.	30,900	1,286,597
Taiko Pharmaceutical Co., Ltd.#	9,200	198,697
TechnoPro Holdings, Inc.	106,000	4,847,962
Terumo Corp.	20,200	781,768
THK Co., Ltd.	272,000	9,144,400
Toshiba Plant Systems & Services Corp.	16,000	275,532
TOTO, Ltd.	7,900	301,665
Unicharm Corp.	64,500	1,520,477
USS Co., Ltd.	64,100	1,264,485
Yamato Holdings Co., Ltd.	88,900	1,902,944
Zojirushi Corp.#	40,100	400,149

		141,500,347

Jersey — 1.0%
boohoo.com plc†	1,201,898	3,524,833
Sanne Group PLC#	357,996	3,507,459

		7,032,292

Luxembourg — 0.2%
B&M European Value Retail SA	180,772	870,327
Globant SA†#	10,103	392,905

		1,263,232

Malaysia — 0.2%
Public Bank Bhd	254,000	1,226,646

Mauritius — 0.2%
MakeMyTrip, Ltd.†#	29,618	1,009,974

Mexico — 0.7%
Alsea SAB de CV	79,559	289,237
Arca Continental SAB de CV	50,138	365,899
Concentradora Fibra Danhos SA de CV	148,835	263,719
Concentradora Fibra Hotelera Mexicana SA de CV	398,203	328,064
Elementia SAB de CV†*#	12,614	17,708
Fibra Uno Administracion SA de CV	241,093	429,077
Genomma Lab Internacional SAB de CV, Class B†#	352,664	453,078
Gruma SAB de CV, Class B	24,668	361,826
Grupo Aeroportuario del Centro Norte SAB de CV	64,777	391,867
Grupo Aeroportuario del Sureste SAB de CV ADR	2,587	526,868
Grupo Financiero Inbursa SAB de CV, Class O	236,277	395,794
Mexichem SAB de CV	161,319	429,480
PLA Administradora Industrial S de RL de CV	201,069	342,664

		4,595,281

Netherlands — 1.7%
Aalberts Industries NV	13,368	595,674
ASM International NV	28,727	1,692,391
Corbion NV	71,532	2,158,679
IMCD Group NV	12,052	709,210
Takeaway.com Holding BV†*	10,063	467,356
Wessanen	327,766	5,729,357

		11,352,667

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	352,223	2,981,007

Security Description	Shares	Value (Note 2)

Norway — 0.7%
Aker Solutions ASA†#	161,994	$757,648
Marine Harvest ASA	80,556	1,600,265
TGS NOPEC Geophysical Co. ASA	74,691	1,601,248
XXL ASA*	57,662	577,877

		4,537,038

Philippines — 0.6%
Bloomberry Resorts Corp.†	16,952,900	3,716,589
Jollibee Foods Corp.	94,880	442,140

		4,158,729

Portugal — 0.1%
NOS SGPS SA	104,718	670,768

Singapore — 0.8%
Ascendas India Trust#	1,796,800	1,530,754
City Developments, Ltd.	170,900	1,478,526
Singapore Technologies Engineering, Ltd.	311,800	840,821
Venture Corp., Ltd.	115,763	1,350,466

		5,200,567

South Africa — 0.6%
AVI, Ltd.	132,530	1,007,182
Clicks Group, Ltd.	117,324	1,342,531
Dis-Chem Pharmacies, Ltd.*	755,958	1,715,195

		4,064,908

South Korea — 1.4%
Coway Co., Ltd.	15,866	1,391,596
LS Industrial Systems Co., Ltd.	22,759	1,179,235
Mando Corp.	3,036	645,114
Orion Corp.†	15,997	1,238,505
Orion Holdings Corp.	326	7,967
Samsung Fire & Marine Insurance Co., Ltd.	4,950	1,216,657
Tera Semicon Co., Ltd.	115,205	3,251,290
TK Corp.	46,609	407,684

		9,338,048

Spain — 1.8%
Amadeus IT Group SA	89,723	5,566,422
Cellnex Telecom SA*#	69,905	1,561,858
CEMEX Latam Holdings SA†	77,444	294,094
CIE Automotive SA	152,657	3,828,444
Viscofan SA	13,486	814,419

		12,065,237

Sweden — 3.0%
Ahlsell AB*	158,359	1,107,085
Essity AB, Class B†	25,611	711,521
Evolution Gaming Group AB*	83,860	5,082,600
LeoVegas AB*	486,905	4,291,575
Saab AB, Series B	11,010	502,599
Scandic Hotels Group AB*	356,616	4,916,066
SSAB AB, Class A†	527,616	2,684,353
Swedish Match AB	26,593	948,461

		20,244,260

Switzerland — 4.4%
Coca-Cola HBC AG	17,679	604,908
DKSH Holding AG	2,812	230,592
Dufry AG†	2,993	461,515
Forbo Holding AG	2,328	3,541,121
Geberit AG	1,979	904,516
Georg Fischer AG	5,334	6,147,061
Julius Baer Group, Ltd.	15,204	850,759
Logitech International SA	124,646	4,446,114

52

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland (continued)
Lonza Group AG	1,605	$406,769
Sika AG	449	3,184,794
Sonova Holding AG	8,735	1,477,030
Temenos Group AG	70,761	6,994,105

		29,249,284

Taiwan — 0.9%
Advantech Co., Ltd.	57,256	423,441
Chroma ATE, Inc.	182,000	625,204
E.Sun Financial Holding Co., Ltd.	3,176,152	1,959,490
PChome Online, Inc.	152,932	914,558
Voltronic Power Technology Corp.	36,950	667,550
Yuanta Financial Holding Co., Ltd.	2,936,807	1,277,097

		5,867,340

Thailand — 1.2%
AEON Thana Sinsap Thailand PCL	150,500	471,375
Precious Shipping PCL†	746,050	229,174
PTT Global Chemical PCL	745,100	1,716,613
Taokaenoi Food & Marketing PCL, Class F	1,408,700	827,274
Thai Beverage PCL	1,675,700	1,150,223
Tisco Financial Group PCL	1,585,100	3,568,325

		7,962,984

Turkey — 0.1%
Ford Otomotiv Sanayi AS	16,035	220,910
Tofas Turk Otomobil Fabrikasi AS	27,255	249,469

		470,379

United Kingdom — 14.8%
Abcam PLC	456,873	6,286,827
Admiral Group PLC	19,594	489,466
Ashtead Group PLC	28,800	618,788
Auto Trader Group PLC*	306,039	1,399,868
Babcock International Group PLC	85,507	897,976
Bellway PLC	18,424	762,992
Booker Group PLC	1,305,209	3,375,884
Britvic PLC	40,210	392,999
Bunzl PLC	286,977	8,575,543
Burberry Group PLC	27,976	650,877
Card Factory PLC	38,914	167,395
Cobham PLC	302,613	537,448
Compass Group PLC	154,147	3,291,041
Croda International PLC	81,336	4,038,953
CVS Group PLC	202,326	3,538,678
Dignity PLC	59,720	1,743,564
Domino’s Pizza Group PLC#	896,895	3,138,288
Elementis PLC	51,486	179,392
EMIS Group PLC	30,008	381,353
Fevertree Drinks PLC	289,008	9,219,801
Forterra PLC*	46,578	164,986
GKN PLC	132,355	546,136
Greggs PLC	37,859	589,376
Halma PLC	76,451	1,080,889
Hargreaves Lansdown PLC	47,250	855,841
Howden Joinery Group PLC	135,054	743,653
Ibstock PLC*	1,191,821	3,623,767
IG Group Holdings PLC	76,181	635,640
IMI PLC	32,874	481,967
Indivior PLC†	659,435	3,562,300
Intertek Group PLC	38,282	2,531,266
Jardine Lloyd Thompson Group PLC	81,620	1,218,536
Just Eat PLC†	139,187	1,200,379
KAZ Minerals PLC†#	577,037	6,278,795
Keywords Studios PLC	378,832	6,981,557
Meggitt PLC	88,652	594,611

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Merlin Entertainments PLC*	88,030	$525,292
Moneysupermarket.com Group PLC	195,402	807,731
PZ Cussons PLC	22,353	99,114
Rathbone Brothers PLC	48,315	1,736,174
Rightmove PLC	49,504	2,639,590
Rotork PLC	105,557	312,567
Scapa Group PLC	378,223	2,199,473
Schroders PLC	63,872	2,780,570
Smith & Nephew PLC	99,929	1,806,360
Spectris PLC	33,177	993,181
Spirax-Sarco Engineering PLC	15,381	1,117,201
Stagecoach Group PLC	140,822	304,505
Tate & Lyle PLC	26,979	238,354
TechnipFMC PLC†	25,240	647,588
Travis Perkins PLC	18,283	355,712
Whitbread PLC	16,803	816,175
ZPG PLC*	299,514	1,364,873

		99,521,292

United States — 0.8%
Autoliv, Inc. SDR	4,456	483,187
EPAM Systems, Inc.†	34,363	2,794,743
Gran Tierra Energy, Inc.†	269,185	551,842
Yum China Holdings, Inc.†	50,597	1,789,110

		5,618,882

Total Common Stocks
(cost $484,303,294)		644,077,536

EQUITY CERTIFICATES — 1.1%
Deutsche Bank AG - MOIL, Ltd.†	229,293	1,295,565
Merrill Lynch - CESC, Ltd.†	94,159	1,496,057
Merrill Lynch - Dabur India, Ltd.	276,493	1,362,867
Merrill Lynch - Federal Bank, Ltd.	1,059,008	1,794,936
Merrill Lynch - Shriram Transport Finance Co., Ltd.†	97,970	1,509,559

Total Equity Certificates
(cost $4,359,959)		7,458,984

EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE Small-Cap ETF	54,216	3,265,972
WisdomTree India Earnings Fund	12,874	338,328

Total Exchange-Traded Funds
(cost $3,408,241)		3,604,300

WARRANTS — 0.0%
Precious Shipping PCL Expires 06/15/2018 (strike price THB 17.50)† (cost $0)	27,795	1,557

Total Long-Term Investment Securities
(cost $492,071,494)		655,142,377

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(3)(4)	16,275,171	16,275,171

U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes
0.51% due 09/01/2017	$2,289,000	2,289,000
0.91% due 09/01/2017	3,366,000	3,366,000

		5,655,000

Total Short-Term Investment Securities
(cost $21,930,171)		21,930,171

53

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $7,020,023, and collateralized by $6,755,000 of United States Treasury Bonds, bearing interest at 3.00%, due 05/15/2045 and having an approximate value of $7,162,745 (cost $7,020,000)	$7,020,000	$7,020,000

TOTAL INVESTMENTS
(cost $521,021,665)(5)	101.9%	684,092,548
Liabilities in excess of other assets	(1.9)	(12,995,106)

NET ASSETS	100.0%	$671,097,442

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $41,300,540 representing 6.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is on loan (see Note 2).
(1)	Illiquid Security. At August 31, 2017 the aggregate value of these securities was $0, representing 0.0% of net assets.
(2)	Security classified as Level 3 (see Note 2).
(3)	At August 31, 2017, the Fund had loaned securities with a total value of $31,801,959. This was secured by collateral of $16,275,171, which was received in cash and subsequently invested in short-term investments currently valued at $16,275,171 as reported in the Portfolio of Investments. Additional collateral of $16,957,639 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$2,855,943
Federal National Mtg. Assoc.	2.50% to 4.40%	10/25/2029 to 11/01/2046	3,286,758
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	2,239,361
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	213,152
United States Treasury Notes/Bonds	0.13% to 5.50%	09/30/2017 to 02/15/2047	8,362,425

(4)	The rate shown is the 7-day yield as of August 31, 2017.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

SDR—Swedish Depositary Receipt

THB—Thai Baht

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,709,405	$11,944,309	**	$0	$13,653,714
Other Countries	82,050,913	548,372,909	**	—	630,423,822
Equity Certificates	—	7,458,984		—	7,458,984
Exchange-Traded Funds	3,604,300	—		—	3,604,300
Warrants	1,557	—		—	1,557
Short Term Investment Securities:
Registered Investment Companies	16,275,171	—		—	16,275,171
U.S. Government Agencies	—	5,655,000		—	5,655,000
Repurchase Agreements	—	7,020,000		—	7,020,000

Total Investments at Value	$103,641,346	$580,451,202		$0	$684,092,548

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $351,804,126 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

54

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.7%
Medical — Drugs	6.9
Oil Companies — Exploration & Production	6.6
Insurance — Reinsurance	4.3
Banks — Super Regional	4.0
Aerospace/Defense — Equipment	3.9
Insurance — Multi-line	3.8
Food — Misc./Diversified	3.6
Medical — HMO	2.5
Aerospace/Defense	2.4
Telephone — Integrated	2.3
Enterprise Software/Service	2.2
Insurance — Life/Health	2.0
Networking Products	2.0
Beverages — Non-alcoholic	1.9
Electric — Integrated	1.7
Electronic Components — Semiconductors	1.4
Real Estate Investment Trusts	1.4
Building Products — Cement	1.4
Chemicals — Diversified	1.4
Finance — Credit Card	1.4
Cosmetics & Toiletries	1.4
Instruments — Controls	1.3
Oil Refining & Marketing	1.3
Containers — Paper/Plastic	1.2
Medical — Biomedical/Gene	1.2
Agricultural Chemicals	1.2
Finance — Consumer Loans	1.1
Cable/Satellite TV	1.1
Gold Mining	1.1
Computers	1.1
Oil — Field Services	1.1
Banks — Commercial	1.1
Investment Management/Advisor Services	1.0
Diagnostic Equipment	1.0
Commercial Paper	1.0
Web Portals/ISP	0.9
Advertising Agencies	0.8
Containers — Metal/Glass	0.8
Electric — Distribution	0.8
Commercial Services	0.8
Multimedia	0.8
Brewery	0.8
Rubber — Tires	0.7
Exchange — Traded Funds	0.7
Electronic Components — Misc.	0.7
Medical — Wholesale Drug Distribution	0.7
Insurance — Property/Casualty	0.7
Banks — Fiduciary	0.6
Applications Software	0.5
Airlines	0.5
Casino Hotels	0.5
Finance — Investment Banker/Broker	0.5
Medical Labs & Testing Services	0.5
Commercial Services-Finance	0.5
Cellular Telecom	0.4
Computer Data Security	0.4
Computer Services	0.4
Distribution/Wholesale	0.4
Electric Products — Misc.	0.4
E-Commerce/Products	0.4
Diversified Manufacturing Operations	0.4
Medical Instruments	0.4
Non-Hazardous Waste Disposal	0.3
Food — Confectionery	0.3
Oil Companies — Integrated	0.3
Retail — Major Department Stores	0.3
Internet Infrastructure Software	0.3
Metal — Aluminum	0.2

Metal — Copper	0.2
Time Deposits	0.1

100.0%

*	Calculated as a percentage of net assets

55

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advertising Agencies — 0.8%
Omnicom Group, Inc.#	26,564	$1,922,702

Aerospace/Defense — 2.4%
General Dynamics Corp.	10,239	2,061,623
Raytheon Co.	18,639	3,392,484

		5,454,107

Aerospace/Defense - Equipment — 3.9%
Harris Corp.	14,501	1,782,173
L3 Technologies, Inc.	12,316	2,235,107
United Technologies Corp.	41,015	4,910,316

		8,927,596

Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc.#	68,415	1,983,351
Potash Corp. of Saskatchewan, Inc.	38,743	673,741

		2,657,092

Airlines — 0.5%
Delta Air Lines, Inc.	25,836	1,219,201

Applications Software — 0.5%
Citrix Systems, Inc.†	9,976	780,223
Microsoft Corp.	5,968	446,227

		1,226,450

Banks - Commercial — 1.1%
BB&T Corp.	51,673	2,381,609

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	24,987	1,306,320

Banks - Super Regional — 4.0%
Capital One Financial Corp.	10,209	812,738
PNC Financial Services Group, Inc.	20,119	2,523,124
SunTrust Banks, Inc.	30,392	1,674,599
US Bancorp	39,879	2,043,799
Wells Fargo & Co.	37,810	1,930,957

		8,985,217

Beverages - Non-alcoholic — 1.9%
Coca-Cola Co.	40,058	1,824,642
Coca-Cola European Partners PLC	33,434	1,437,662
PepsiCo, Inc.	8,591	994,236

		4,256,540

Brewery — 0.8%
Molson Coors Brewing Co., Class B	19,316	1,733,611

Building Products - Cement — 1.4%
Martin Marietta Materials, Inc.	5,865	1,243,321
Vulcan Materials Co.	16,611	2,014,250

		3,257,571

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	60,362	2,451,301

Casino Hotels — 0.5%
Las Vegas Sands Corp.	19,574	1,217,699

Cellular Telecom — 0.4%
Vodafone Group PLC ADR#	33,039	959,122

Chemicals - Diversified — 1.4%
Dow Chemical Co.	32,117	2,140,598
Westlake Chemical Corp.	13,440	1,033,670

		3,174,268

Security Description	Shares	Value (Note 2)

Commercial Services — 0.8%
Quanta Services, Inc.†	49,883	$1,792,296

Commercial Services - Finance — 0.5%
Total System Services, Inc.	15,689	1,084,424

Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	8,341	933,108

Computer Services — 0.4%
Teradata Corp.†#	28,466	908,635

Computers — 1.1%
Apple, Inc.	14,720	2,414,080

Containers - Metal/Glass — 0.8%
Crown Holdings, Inc.†	32,040	1,891,321

Containers - Paper/Plastic — 1.2%
Packaging Corp. of America	25,061	2,817,107

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	14,490	1,038,063
Procter & Gamble Co.	14,325	1,321,768
Unilever PLC ADR#	12,133	706,262

		3,066,093

Diagnostic Equipment — 1.0%
Abbott Laboratories	43,926	2,237,590

Distribution/Wholesale — 0.4%
Fastenal Co.	20,973	894,918

Diversified Banking Institutions — 7.7%
Citigroup, Inc.	108,291	7,367,037
Goldman Sachs Group, Inc.	9,893	2,213,460
JPMorgan Chase & Co.	85,832	7,801,270

		17,381,767

Diversified Manufacturing Operations — 0.4%
Carlisle Cos., Inc.	8,679	821,815

E-Commerce/Products — 0.4%
eBay, Inc.†	23,513	849,525

Electric Products - Misc. — 0.4%
AMETEK, Inc.	13,917	880,250

Electric - Distribution — 0.8%
PPL Corp.	45,889	1,800,684

Electric - Integrated — 1.7%
FirstEnergy Corp.#	64,816	2,111,705
Great Plains Energy, Inc.	58,146	1,784,501

		3,896,206

Electronic Components - Misc. — 0.7%
Corning, Inc.	56,745	1,631,986

Electronic Components - Semiconductors — 1.4%
Intel Corp.	33,957	1,190,872
Texas Instruments, Inc.	25,200	2,087,064

		3,277,936

Enterprise Software/Service — 2.2%
Oracle Corp.	100,284	5,047,294

Finance - Consumer Loans — 1.1%
Synchrony Financial	82,532	2,541,160

Finance - Credit Card — 1.4%
American Express Co.	35,770	3,079,797

Finance - Investment Banker/Broker — 0.5%
Raymond James Financial, Inc.	15,175	1,188,506

56

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Confectionery — 0.3%
J.M. Smucker Co.	6,917	$724,625

Food - Misc./Diversified — 3.6%
Conagra Brands, Inc.	79,302	2,574,143
General Mills, Inc.	8,822	469,859
Kellogg Co.#	29,354	1,921,513
Kraft Heinz Co.	19,136	1,545,232
Mondelez International, Inc., Class A	40,121	1,631,320

		8,142,067

Gold Mining — 1.1%
Newmont Mining Corp.	63,045	2,417,145

Instruments - Controls — 1.3%
Honeywell International, Inc.	21,130	2,921,645

Insurance - Life/Health — 2.0%
Athene Holding, Ltd., Class A†	36,531	1,954,774
Prudential Financial, Inc.	26,265	2,681,131

		4,635,905

Insurance - Multi-line — 3.8%
Allstate Corp.	17,579	1,590,899
Chubb, Ltd.	9,249	1,307,994
Hartford Financial Services Group, Inc.	63,941	3,457,290
Voya Financial, Inc.	60,464	2,311,539

		8,667,722

Insurance - Property/Casualty — 0.7%
XL Group, Ltd.	37,414	1,532,477

Insurance - Reinsurance — 4.3%
Berkshire Hathaway, Inc., Class B†	53,774	9,741,698

Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	4,888	583,529

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.	5,990	1,058,373
Ameriprise Financial, Inc.	8,716	1,207,253

		2,265,626

Medical Instruments — 0.4%
Boston Scientific Corp.†	29,577	814,846

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	7,333	1,150,328

Medical - Biomedical/Gene — 1.2%
Biogen, Inc.†	1,597	505,546
Gilead Sciences, Inc.	25,854	2,164,239

		2,669,785

Medical - Drugs — 6.9%
Bristol-Myers Squibb Co.	14,346	867,646
Eli Lilly & Co.	10,235	832,003
Johnson & Johnson	54,899	7,266,981
Merck & Co., Inc.	48,425	3,092,420
Novartis AG ADR	17,524	1,477,098
Pfizer, Inc.	63,836	2,165,317

		15,701,465

Medical - HMO — 2.5%
Aetna, Inc.	16,524	2,605,835
Humana, Inc.	4,833	1,245,077
UnitedHealth Group, Inc.	8,765	1,743,359

		5,594,271

Medical - Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	19,494	1,564,394

Security Description	Shares/ Principal Amount	Value (Note 2)

Metal - Aluminum — 0.2%
Alcoa Corp.	11,333	$497,292

Metal - Copper — 0.2%
Freeport-McMoRan, Inc.†	32,993	487,637

Multimedia — 0.8%
Time Warner, Inc.	6,916	699,208
Twenty-First Century Fox, Inc., Class B	38,829	1,052,266

		1,751,474

Networking Products — 2.0%
Cisco Systems, Inc.	141,315	4,551,756

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	12,044	785,751

Oil Companies - Exploration & Production — 6.6%
Anadarko Petroleum Corp.	47,172	1,930,750
Cimarex Energy Co.	4,522	450,798
EOG Resources, Inc.	44,503	3,782,310
Hess Corp.	61,754	2,402,231
Noble Energy, Inc.	38,831	923,013
Occidental Petroleum Corp.	92,025	5,493,892

		14,982,994

Oil Companies - Integrated — 0.3%
Chevron Corp.	6,241	671,656

Oil Refining & Marketing — 1.3%
Phillips 66	34,184	2,864,961

Oil - Field Services — 1.1%
Halliburton Co.	39,460	1,537,756
Schlumberger, Ltd.	13,387	850,209

		2,387,965

Real Estate Investment Trusts — 1.4%
Equity Residential	27,339	1,835,814
Uniti Group, Inc.	74,751	1,439,704

		3,275,518

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.#	14,734	657,431

Rubber - Tires — 0.7%
Goodyear Tire & Rubber Co.	54,673	1,656,592

Telephone - Integrated — 2.3%
AT&T, Inc.	139,160	5,212,934

Web Portals/ISP — 0.9%
Alphabet, Inc., Class A†	2,121	2,026,064

Total Common Stocks
(cost $203,485,139)		222,504,457

EXCHANGE - TRADED FUNDS — 0.7%
iShares Russell 1000 Value ETF (cost $1,644,432)	14,274	1,652,787

Total Long-Term Investment Securities
(cost $205,129,571)		224,157,244

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.0%
Credit Agricole Corporate and Investment Bank 1.05% due 09/01/2017	$2,200,000	2,200,000

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	260,000	260,000

Total Short-Term Investment Securities
(cost $2,460,000)		2,460,000

57

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

TOTAL INVESTMENTS
(cost $207,589,571)(1)	100.0%	$226,617,244
Other assets less liabilities	0.0	9,173

NET ASSETS	100.0%	$226,626,417

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At August 31, 2017, the Fund had loaned securities with a total value of $11,205,482. This was secured by collateral of $11,444,562 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,477,326
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	1,213,918
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	2,536,101
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	274,605
United States Treasury Notes/Bonds	zero coupon to 5.50%	09/30/2017 to 02/15/2047	5,942,612

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF —Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$222,504,457	$—	$—	$222,504,457
Exchange-Traded Funds	1,652,787	—	—	1,652,787
Short-Term Investment Securities	—	2,460,000	—	2,460,000

Total Investments at Value	$224,157,244	$2,460,000	$—	$226,617,244

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

58

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Commercial Services — Finance	10.8%
Medical — Biomedical/Gene	5.4
Insurance — Property/Casualty	5.2
Banks — Commercial	5.0
Electronic Measurement Instruments	4.6
Medical — Drugs	3.6
Computer Services	3.1
Machinery — General Industrial	2.7
Airlines	2.5
Web Hosting/Design	2.2
Computer Software	2.1
Commercial Services	2.1
Therapeutics	1.9
Building — Residential/Commercial	1.9
Enterprise Software/Service	1.8
E-Services/Consulting	1.8
Gas — Distribution	1.7
Building Products — Air & Heating	1.7
E-Commerce/Services	1.6
Containers — Metal/Glass	1.6
Containers — Paper/Plastic	1.6
Instruments — Controls	1.5
Retail — Automobile	1.3
Computer Aided Design	1.3
Medical Instruments	1.2
Decision Support Software	1.2
Disposable Medical Products	1.2
Semiconductor Equipment	1.2
Transport — Rail	1.1
Medical Products	1.1
Registered Investment Companies	1.1
Motorcycle/Motor Scooter	1.1
Banks — Fiduciary	1.1
Multimedia	1.0
Applications Software	1.0
Finance — Mortgage Loan/Banker	1.0
Non-Hazardous Waste Disposal	1.0
Hotels/Motels	1.0
Auto/Truck Parts & Equipment — Original	1.0
Instruments — Scientific	1.0
Oil Companies — Exploration & Production	1.0
Rental Auto/Equipment	1.0
Aerospace/Defense — Equipment	0.9
Human Resources	0.9
Finance — Auto Loans	0.9
Data Processing/Management	0.9
Auto — Heavy Duty Trucks	0.9
Electronic Components — Semiconductors	0.8
Lasers — System/Components	0.8
Telecommunication Equipment	0.7
Telecom Equipment — Fiber Optics	0.7
Time Deposits	0.7
Distribution/Wholesale	0.7
Retail — Misc./Diversified	0.7
Linen Supply & Related Items	0.5
Electric — Integrated	0.5
Retail — Auto Parts	0.4
Apparel Manufacturers	0.4
Investment Management/Advisor Services	0.4
Casino Hotels	0.3
Finance — Credit Card	0.2
Transactional Software	0.2
Oil & Gas Drilling	0.2
Auction Houses/Art Dealers	0.2

101.2%

*	Calculated as a percentage of net assets

59

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Aerospace/Defense - Equipment — 0.9%
HEICO Corp., Class A	17,135	$1,244,858

Airlines — 2.5%
Alaska Air Group, Inc.	16,542	1,235,026
JetBlue Airways Corp.†	66,051	1,308,470
Spirit Airlines, Inc.†	25,171	857,073

		3,400,569

Apparel Manufacturers — 0.4%
Under Armour, Inc., Class C†#	36,082	544,838

Applications Software — 1.0%
ServiceNow, Inc.†	11,918	1,384,752

Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	5,045	227,479

Auto - Heavy Duty Trucks — 0.9%
PACCAR, Inc.	17,686	1,173,112

Auto/Truck Parts & Equipment-Original — 1.0%
Allison Transmission Holdings, Inc.	37,907	1,316,510

Banks - Commercial — 5.0%
Cullen/Frost Bankers, Inc.	7,265	611,713
East West Bancorp, Inc.	10,821	599,159
First Citizens BancShares, Inc., Class A	2,131	725,627
First Republic Bank	18,831	1,827,548
M&T Bank Corp.	14,651	2,166,297
Prosperity Bancshares, Inc.	4,667	278,853
South State Corp.#	6,400	526,400

		6,735,597

Banks - Fiduciary — 1.1%
Northern Trust Corp.	15,885	1,405,822

Building Products - Air & Heating — 1.7%
Lennox International, Inc.	13,718	2,273,484

Building - Residential/Commercial — 1.9%
NVR, Inc.†	923	2,511,345

Casino Hotels — 0.3%
Wynn Resorts, Ltd.#	3,072	426,977

Commercial Services — 2.1%
Cintas Corp.	8,715	1,176,612
CoStar Group, Inc.†#	5,539	1,587,588

		2,764,200

Commercial Services - Finance — 10.8%
Equifax, Inc.	11,880	1,692,544
Global Payments, Inc.	30,502	2,912,636
Moody’s Corp.	8,429	1,129,739
Total System Services, Inc.	28,509	1,970,542
TransUnion†	67,810	3,245,387
Vantiv, Inc., Class A†	20,696	1,463,000
WEX, Inc.†	18,910	2,063,837

		14,477,685

Computer Aided Design — 1.3%
Cadence Design Systems, Inc.†	42,787	1,681,101

Computer Services — 3.1%
Genpact, Ltd.	103,102	2,933,252
Teradata Corp.†#	35,862	1,144,715

		4,077,967

Computer Software — 2.1%
Akamai Technologies, Inc.†	29,426	1,387,436
Blackbaud, Inc.#	17,064	1,440,372

		2,827,808

Security Description	Shares	Value (Note 2)

Containers - Metal/Glass — 1.6%
Ball Corp.#	33,776	$1,350,702
Silgan Holdings, Inc.	27,423	825,158

		2,175,860

Containers - Paper/Plastic — 1.6%
Packaging Corp. of America	18,956	2,130,844

Data Processing/Management — 0.9%
Dun & Bradstreet Corp.	10,654	1,187,282

Decision Support Software — 1.2%
MSCI, Inc.	14,057	1,611,073

Disposable Medical Products — 1.2%
STERIS PLC	18,344	1,598,863

Distribution/Wholesale — 0.7%
Fastenal Co.#	20,943	893,638

E-Commerce/Services — 1.6%
TripAdvisor, Inc.†#	6,310	269,626
Zillow Group, Inc., Class A†	17,256	688,859
Zillow Group, Inc., Class C†#	30,835	1,221,683

		2,180,168

E-Services/Consulting — 1.8%
CDW Corp.	37,137	2,355,229

Electric - Integrated — 0.5%
Black Hills Corp.#	9,080	639,050

Electronic Components - Semiconductors — 0.8%
Silicon Laboratories, Inc.†	14,400	1,092,960

Electronic Measurement Instruments — 4.6%
Keysight Technologies, Inc.†	29,050	1,186,983
National Instruments Corp.#	59,958	2,421,704
Trimble, Inc.†	67,059	2,593,842

		6,202,529

Enterprise Software/Service — 1.8%
Guidewire Software, Inc.†#	18,478	1,398,969
Veeva Systems, Inc., Class A†	16,312	970,564

		2,369,533

Finance - Auto Loans — 0.9%
Credit Acceptance Corp.†#	4,459	1,214,186

Finance - Credit Card — 0.2%
Blackhawk Network Holdings, Inc.†	6,782	303,834

Finance - Mortgage Loan/Banker — 1.0%
FNF Group	28,369	1,368,521

Gas - Distribution — 1.7%
NiSource, Inc.	16,443	441,824
UGI Corp.	38,003	1,877,728

		2,319,552

Hotels/Motels — 1.0%
Choice Hotels International, Inc.	21,749	1,349,525

Human Resources — 0.9%
Robert Half International, Inc.	26,927	1,219,793

Instruments - Controls — 1.5%
Mettler-Toledo International, Inc.†	3,350	2,027,051

Instruments - Scientific — 1.0%
Waters Corp.†	7,112	1,304,910

Insurance - Property/Casualty — 5.2%
Alleghany Corp.†	1,887	1,061,947
Fairfax Financial Holdings, Ltd.	2,447	1,271,911

60

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Markel Corp.†#	2,557	$2,689,939
White Mountains Insurance Group, Ltd.	1,058	921,592
WR Berkley Corp.	14,366	957,350

		6,902,739

Investment Management/Advisor Services — 0.4%
Financial Engines, Inc.#	16,272	537,790

Lasers - System/Components — 0.8%
II-VI, Inc.†	28,868	1,034,918

Linen Supply & Related Items — 0.5%
UniFirst Corp.	4,625	664,150

Machinery - General Industrial — 2.7%
IDEX Corp.	22,922	2,695,169
Middleby Corp.†#	7,919	963,742

		3,658,911

Medical Instruments — 1.2%
Integra LifeSciences Holdings Corp.†	6,511	331,996
Teleflex, Inc.	6,298	1,333,601

		1,665,597

Medical Products — 1.1%
Varian Medical Systems, Inc.†#	13,730	1,458,812

Medical - Biomedical/Gene — 5.4%
Alnylam Pharmaceuticals, Inc.†#	12,799	1,097,258
Bluebird Bio, Inc.†#	14,517	1,812,447
Ionis Pharmaceuticals, Inc.†	38,022	2,038,740
Sage Therapeutics, Inc.†#	15,286	1,257,274
Ultragenyx Pharmaceutical, Inc.†	18,812	1,073,413

		7,279,132

Medical - Drugs — 3.6%
Aerie Pharmaceuticals, Inc.†#	12,625	724,044
Alkermes PLC†#	31,232	1,585,961
Ironwood Pharmaceuticals, Inc.†#	37,557	599,034
TESARO, Inc.†#	15,115	1,951,951

		4,860,990

Motorcycle/Motor Scooter — 1.1%
Harley-Davidson, Inc.#	30,091	1,414,578

Multimedia — 1.0%
FactSet Research Systems, Inc.#	8,855	1,391,829

Non-Hazardous Waste Disposal — 1.0%
Waste Connections, Inc.	20,443	1,363,344

Oil & Gas Drilling — 0.2%
Patterson-UTI Energy, Inc.	16,717	266,970

Oil Companies - Exploration & Production — 1.0%
Diamondback Energy, Inc.†	3,653	331,656
Newfield Exploration Co.†	11,919	311,443
Parsley Energy, Inc., Class A†	13,231	331,436
WPX Energy, Inc.†	32,942	329,091

		1,303,626

Security Description	Shares/ Principal Amount	Value (Note 2)

Rental Auto/Equipment — 1.0%
AMERCO#	3,489	$1,302,130

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.	5,658	553,918

Retail - Automobile — 1.3%
CarMax, Inc.†#	26,077	1,751,071

Retail - Misc./Diversified — 0.7%
PriceSmart, Inc.#	10,961	890,581

Semiconductor Equipment — 1.2%
MKS Instruments, Inc.	18,940	1,559,709

Telecom Equipment - Fiber Optics — 0.7%
Finisar Corp.†	40,230	971,554

Telecommunication Equipment — 0.7%
CommScope Holding Co., Inc.†	29,879	987,800

Therapeutics — 1.9%
Agios Pharmaceuticals, Inc.†	13,227	836,740
Neurocrine Biosciences, Inc.†#	30,856	1,746,450

		2,583,190

Transactional Software — 0.2%
Black Knight Financial Services, Inc., Class A†#	6,856	292,066

Transport - Rail — 1.1%
Genesee & Wyoming, Inc., Class A†	22,037	1,510,857

Web Hosting/Design — 2.2%
VeriSign, Inc.†#	28,704	2,978,040

Total Long-Term Investment Securities
(cost $127,718,452)		133,202,807

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	1,423,179	1,423,179

Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$919,000	919,000

Total Short-Term Investment Securities
(cost $2,342,179)		2,342,179

TOTAL INVESTMENTS
(cost $130,060,631)(3)	101.2%	135,544,986
Liabilities in excess of other assets	(1.2)	(1,556,539)

NET ASSETS	100.0%	$133,988,447

† Non-income	producing security
# The	security or a portion thereof is out on loan (see Note 2).
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $28,964,978. This was secured by collateral of $1,423,179, which was received in cash and subsequently invested in short-term investments currently valued at $1,423,179 as reported in the portfolio of investments. Additional collateral of $27,721,613 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

61

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS —August 31, 2017 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$ 3,753,627
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	3,084,352
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	6,443,788
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	624,233
United States Treasury Notes/Bonds	zero coupon to 8.00%	09/30/2017 to 02/15/2047	13,815,613

(2)	The rate shown is the 7-day yield as of August 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$133,202,807	$—	$—	$133,202,807
Short-Term Investment Securities:
Registered Investment Companies	1,423,179	—	—	1,423,179
Time Deposits	—	919,000	—	919,000

Total Investments at Value	$134,625,986	$919,000	$—	$135,544,986

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

62

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	7.9%
Oil Companies — Exploration & Production	5.7
Banks — Commercial	4.9
Electric — Integrated	4.8
Banks — Super Regional	3.6
Aerospace/Defense — Equipment	3.0
Electronic Components — Semiconductors	2.7
Registered Investment Companies	2.7
Insurance — Property/Casualty	2.6
Insurance — Life/Health	2.3
Computer Services	2.2
Electronic Parts Distribution	2.0
Chemicals — Diversified	2.0
Insurance — Reinsurance	1.9
Medical — Hospitals	1.7
Containers — Paper/Plastic	1.5
Finance — Investment Banker/Broker	1.5
Insurance — Multi-line	1.5
Human Resources	1.4
Building — Residential/Commercial	1.4
Entertainment Software	1.3
Auto/Truck Parts & Equipment — Original	1.3
Oil Refining & Marketing	1.2
Transport — Truck	1.2
Gas — Distribution	1.2
Diversified Manufacturing Operations	1.2
Insurance Brokers	1.2
Steel — Producers	1.1
Power Converter/Supply Equipment	1.1
Finance — Consumer Loans	1.1
Airlines	1.1
E-Commerce/Services	1.0
Containers — Metal/Glass	0.9
Repurchase Agreements	0.9
Electronic Components — Misc.	0.9
Medical Labs & Testing Services	0.9
Data Processing/Management	0.8
Rubber — Tires	0.8
Disposable Medical Products	0.8
Recreational Vehicles	0.8
Finance — Credit Card	0.8
Cruise Lines	0.8
Tools — Hand Held	0.7
Computers	0.7
Medical Instruments	0.7
Transport — Rail	0.7
Electronic Measurement Instruments	0.7
Food — Flour & Grain	0.7
Building Products — Doors & Windows	0.7
Savings & Loans/Thrifts	0.7
Chemicals — Specialty	0.7
Telecommunication Equipment	0.7
Building Products — Wood	0.7
Computer Software	0.6
Distribution/Wholesale	0.6
Telecom Equipment — Fiber Optics	0.6
Hazardous Waste Disposal	0.6
Consulting Services	0.6
Electric Products — Misc.	0.6
Web Hosting/Design	0.6
Publishing — Books	0.6
Cellular Telecom	0.5
Electronic Connectors	0.5
E-Commerce/Products	0.5
Instruments — Controls	0.5
Food — Misc./Diversified	0.4
Machine Tools & Related Products	0.4
Banks — Fiduciary	0.4

Retirement/Aged Care	0.4
Advertising Agencies	0.3
Beverages — Non-alcoholic	0.3
Metal Processors & Fabrication	0.3
Building & Construction Products — Misc.	0.3
Metal — Aluminum	0.3
Aerospace/Defense	0.3
Semiconductor Components — Integrated Circuits	0.3
Medical — Wholesale Drug Distribution	0.3
Shipbuilding	0.3
Apparel Manufacturers	0.3
Television	0.3
Finance — Leasing Companies	0.3
Dialysis Centers	0.2
Computers — Memory Devices	0.2
Medical Products	0.2
Building — Heavy Construction	0.2
Commercial Services — Finance	0.2
Toys	0.2
Building Products — Cement	0.2
Commercial Services	0.2
Retail — Auto Parts	0.2
Batteries/Battery Systems	0.2
Engineering/R&D Services	0.2
Retail — Consumer Electronics	0.1
Oil — Field Services	0.1

101.8%

*	Calculated as a percentage of net assets

63

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	127,370	$2,565,232
Omnicom Group, Inc.#	15,245	1,103,433

		3,668,665

Aerospace/Defense — 0.3%
Spirit AeroSystems Holdings, Inc., Class A	44,214	3,293,943

Aerospace/Defense - Equipment — 3.0%
Curtiss-Wright Corp.	31,696	3,068,807
Harris Corp.	156,585	19,244,296
L3 Technologies, Inc.	12,670	2,299,352
Moog, Inc., Class A†	92,001	7,061,997

		31,674,452

Airlines — 1.1%
American Airlines Group, Inc.	64,943	2,905,550
Delta Air Lines, Inc.	52,867	2,494,793
Southwest Airlines Co.	54,727	2,853,466
United Continental Holdings, Inc.†#	45,625	2,826,925

		11,080,734

Apparel Manufacturers — 0.3%
Global Brands Group Holding, Ltd.†	34,182,663	3,058,201

Auto/Truck Parts & Equipment - Original — 1.3%
BorgWarner, Inc.#	104,616	4,855,229
Lear Corp.	11,673	1,745,580
Tenneco, Inc.#	32,166	1,743,397
WABCO Holdings, Inc.†	33,023	4,742,763

		13,086,969

Banks - Commercial — 4.9%
Bank of the Ozarks, Inc.	108,060	4,642,257
BB&T Corp.	61,432	2,831,401
East West Bancorp, Inc.#	135,729	7,515,315
FNB Corp.#	310,636	3,941,971
IBERIABANK Corp.	85,098	6,518,507
MB Financial, Inc.	130,513	5,190,502
Regions Financial Corp.#	295,892	4,175,036
South State Corp.#	54,550	4,486,737
Western Alliance Bancorp†	88,844	4,284,946
Zions Bancorporation#	176,533	7,707,431

		51,294,103

Banks - Fiduciary — 0.4%
State Street Corp.	44,849	4,148,084

Banks - Super Regional — 3.6%
Comerica, Inc.	184,785	12,611,576
Fifth Third Bancorp	232,580	6,077,315
Huntington Bancshares, Inc.#	626,510	7,887,761
KeyCorp	160,637	2,764,563
SunTrust Banks, Inc.	142,579	7,856,103

		37,197,318

Batteries/Battery Systems — 0.2%
EnerSys	30,116	1,930,436

Beverages - Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	83,007	3,569,301

Building & Construction Products - Misc. — 0.3%
Louisiana-Pacific Corp.†	131,502	3,350,671

Building Products - Cement — 0.2%
Cemex SAB de CV ADR†#	244,134	2,272,888

Building Products - Doors & Windows — 0.7%
Sanwa Holdings Corp.	634,531	7,089,466

Security Description	Shares	Value (Note 2)

Building Products - Wood — 0.7%
Masco Corp.#	186,241	$6,848,082

Building - Heavy Construction — 0.2%
Granite Construction, Inc.	43,900	2,424,597

Building - Residential/Commercial — 1.4%
D.R. Horton, Inc.#	172,168	6,223,873
Lennar Corp., Class A	87,222	4,514,611
Toll Brothers, Inc.#	97,629	3,803,626

		14,542,110

Cellular Telecom — 0.5%
Millicom International Cellular SA SDR	89,467	5,583,642

Chemicals - Diversified — 2.0%
Celanese Corp., Series A	87,486	8,487,892
FMC Corp.#	27,793	2,396,312
PPG Industries, Inc.#	15,512	1,618,212
Westlake Chemical Corp.#	103,367	7,949,956

		20,452,372

Chemicals - Specialty — 0.7%
Cabot Corp.	75,581	3,981,607
Valvoline, Inc.	139,337	2,966,485

		6,948,092

Commercial Services — 0.2%
Nielsen Holdings PLC	57,165	2,220,860

Commercial Services - Finance — 0.2%
Moody’s Corp.#	17,995	2,411,870

Computer Services — 2.2%
Amdocs, Ltd.	146,280	9,477,481
Cognizant Technology Solutions Corp., Class A	30,083	2,128,974
DXC Technology Co.	91,152	7,747,920
Leidos Holdings, Inc.	55,769	3,252,448

		22,606,823

Computer Software — 0.6%
SS&C Technologies Holdings, Inc.	173,807	6,728,069

Computers — 0.7%
Hewlett Packard Enterprise Co.	169,669	3,064,222
HP, Inc.#	240,992	4,598,127

		7,662,349

Computers - Memory Devices — 0.2%
Western Digital Corp.	28,356	2,502,984

Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.	180,276	6,149,214

Containers - Metal/Glass — 0.9%
Crown Holdings, Inc.†#	162,587	9,597,511

Containers - Paper/Plastic — 1.5%
Bemis Co., Inc.	51,223	2,182,612
Berry Global Group, Inc.†#	102,349	5,756,108
Graphic Packaging Holding Co.#	291,882	3,809,060
WestRock Co.	65,120	3,705,979

		15,453,759

Cruise Lines — 0.8%
Norwegian Cruise Line Holdings, Ltd.†	133,377	7,930,596

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	89,688	8,333,809

Dialysis Centers — 0.2%
DaVita, Inc.†	44,313	2,594,969

64

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Disposable Medical Products — 0.8%
STERIS PLC#	94,560	$8,241,850

Distribution/Wholesale — 0.6%
WESCO International, Inc.†	127,039	6,409,118

Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	59,843	4,294,334
Ingersoll-Rand PLC	56,182	4,797,381
Textron, Inc.	71,473	3,508,609

		12,600,324

E-Commerce/Products — 0.5%
eBay, Inc.†	137,127	4,954,398

E-Commerce/Services — 1.0%
Expedia, Inc.	29,952	4,443,679
IAC/InterActiveCorp†#	56,940	6,463,259

		10,906,938

Electric Products - Misc. — 0.6%
AMETEK, Inc.	95,841	6,061,943

Electric - Integrated — 4.8%
Alliant Energy Corp.#	353,105	15,091,708
Edison International	78,785	6,316,981
Great Plains Energy, Inc.	213,397	6,549,154
PG&E Corp.	99,207	6,982,189
Pinnacle West Capital Corp.#	76,546	6,886,844
Portland General Electric Co.	76,910	3,653,994
Xcel Energy, Inc.	96,719	4,787,590

		50,268,460

Electronic Components - Misc. — 0.9%
Flex, Ltd.†#	390,932	6,360,464
Jabil, Inc.	94,466	2,961,509

		9,321,973

Electronic Components - Semiconductors — 2.7%
Microsemi Corp.†	258,946	13,045,700
ON Semiconductor Corp.†	252,580	4,314,066
Silicon Motion Technology Corp. ADR	172,382	7,862,343
Skyworks Solutions, Inc.#	24,227	2,552,557

		27,774,666

Electronic Connectors — 0.5%
TE Connectivity, Ltd.	68,841	5,479,744

Electronic Measurement Instruments — 0.7%
Keysight Technologies, Inc.†	177,267	7,243,130

Electronic Parts Distribution — 2.0%
Arrow Electronics, Inc.†	263,297	20,913,681

Engineering/R&D Services — 0.2%
Fluor Corp.#	46,120	1,778,848

Engines - Internal Combustion — 0.0%
Cummins, Inc.	2,829	450,886

Entertainment Software — 1.3%
Activision Blizzard, Inc.	152,013	9,965,972
NetEase, Inc. ADR	14,377	3,965,752

		13,931,724

Finance - Consumer Loans — 1.1%
Navient Corp.	228,653	3,018,219
SLM Corp.†	466,434	4,743,634
Synchrony Financial#	130,501	4,018,126

		11,779,979

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 0.8%
Discover Financial Services	136,749	$8,061,354

Finance - Investment Banker/Broker — 1.5%
E*TRADE Financial Corp.†#	76,210	3,125,372
Raymond James Financial, Inc.	120,499	9,437,482
TD Ameritrade Holding Corp.#	65,729	2,847,380

		15,410,234

Finance - Leasing Companies — 0.3%
Air Lease Corp.#	66,881	2,718,044

Food - Flour & Grain — 0.7%
Post Holdings, Inc.†#	84,185	7,166,669

Food - Misc./Diversified — 0.4%
Ingredion, Inc.#	35,578	4,405,268

Gas - Distribution — 1.2%
UGI Corp.	260,632	12,877,827

Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†#	115,087	6,225,056

Human Resources — 1.4%
ManpowerGroup, Inc.#	77,931	8,690,086
Robert Half International, Inc.	135,345	6,131,128

		14,821,214

Instruments - Controls — 0.5%
Sensata Technologies Holding NV†#	105,632	4,717,525

Insurance Brokers — 1.2%
Aon PLC#	52,344	7,284,191
Marsh & McLennan Cos., Inc.#	67,235	5,249,709

		12,533,900

Insurance - Life/Health — 2.3%
CNO Financial Group, Inc.	248,466	5,553,215
Torchmark Corp.#	31,051	2,389,996
Unum Group#	327,506	15,779,239

		23,722,450

Insurance - Multi-line — 1.5%
Allstate Corp.	66,407	6,009,833
Assurant, Inc.#	43,982	4,164,656
Loews Corp.	107,459	5,005,440

		15,179,929

Insurance - Property/Casualty — 2.6%
Alleghany Corp.†	12,791	7,198,391
Hanover Insurance Group, Inc.	45,491	4,466,306
WR Berkley Corp.#	64,621	4,306,343
XL Group, Ltd.	278,360	11,401,626

		27,372,666

Insurance - Reinsurance — 1.9%
Reinsurance Group of America, Inc.	145,575	19,572,559

Machine Tools & Related Products — 0.4%
Milacron Holdings Corp.†	272,869	4,352,261

Medical Instruments — 0.7%
Boston Scientific Corp.†#	195,435	5,384,234
Bruker Corp.	75,320	2,191,059

		7,575,293

Medical Labs & Testing Services — 0.9%
ICON PLC†#	19,373	2,196,705
Laboratory Corp. of America Holdings†	44,829	7,032,325

		9,229,030

65

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc.	21,776	$2,488,343

Medical - Hospitals — 1.7%
Acadia Healthcare Co., Inc.†#	161,967	7,602,731
Envision Healthcare Corp.†#	122,029	6,395,540
Universal Health Services, Inc., Class B	35,545	3,843,481

		17,841,752

Medical - Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	46,025	3,104,846

Metal Processors & Fabrication — 0.3%
Timken Co.	76,951	3,451,252

Metal - Aluminum — 0.3%
Alcoa Corp.	75,867	3,329,044

Oil Companies - Exploration & Production — 5.7%
Anadarko Petroleum Corp.	60,225	2,465,009
Cimarex Energy Co.	15,252	1,520,472
Diamondback Energy, Inc.†#	211,668	19,217,338
Energen Corp.†	170,090	8,722,215
EQT Corp.#	86,360	5,383,683
Laredo Petroleum, Inc.†	138,900	1,725,138
Newfield Exploration Co.†	380,356	9,938,702
Parsley Energy, Inc., Class A†	186,217	4,664,736
Pioneer Natural Resources Co.#	18,419	2,388,023
QEP Resources, Inc.†#	24,158	182,393
RSP Permian, Inc.†#	96,179	3,018,097

		59,225,806

Oil Refining & Marketing — 1.2%
Andeavor	55,686	5,576,953
Delek US Holdings, Inc.#	136,135	3,365,257
Marathon Petroleum Corp.	78,279	4,105,734

		13,047,944

Oil - Field Services — 0.1%
Trican Well Service, Ltd.†#	352,909	1,045,656

Power Converter/Supply Equipment — 1.1%
Generac Holdings, Inc.†#	87,129	3,518,269
Hubbell, Inc.	73,888	8,333,827

		11,852,096

Publishing - Books — 0.6%
John Wiley & Sons, Inc., Class A	107,883	5,820,288

Real Estate Investment Trusts — 7.9%
American Assets Trust, Inc.	129,153	5,246,195
American Homes 4 Rent, Class A	92,435	2,048,360
Boston Properties, Inc.	69,796	8,417,398
Corporate Office Properties Trust	102,500	3,419,400
Douglas Emmett, Inc.	109,883	4,281,042
Duke Realty Corp.	87,663	2,605,344
Equity LifeStyle Properties, Inc.	78,945	7,037,947
Equity Residential	51,364	3,449,093
Essex Property Trust, Inc.	9,880	2,627,784
Extra Space Storage, Inc.#	51,820	4,022,787
Forest City Realty Trust, Inc., Class A	98,974	2,371,417
Kilroy Realty Corp.	25,793	1,785,649
Kimco Realty Corp.#	104,717	2,054,547
LaSalle Hotel Properties#	18,670	529,855
Life Storage, Inc.#	43,482	3,199,840
PS Business Parks, Inc.	60,732	8,205,500
Regency Centers Corp.#	70,645	4,543,886
SL Green Realty Corp.#	80,989	7,805,720
STORE Capital Corp.#	370,251	9,396,970

		83,048,734

Security Description	Shares	Value (Note 2)

Recreational Vehicles — 0.8%
Brunswick Corp.	132,854	$6,972,178
Camping World Holdings, Inc., Class A#	30,900	1,135,575

		8,107,753

Retail - Auto Parts — 0.2%
Advance Auto Parts, Inc.#	20,035	1,961,426

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.#	24,580	1,333,711

Retirement/Aged Care — 0.4%
Brookdale Senior Living, Inc.†#	302,664	3,671,314

Rubber - Tires — 0.8%
Goodyear Tire & Rubber Co.#	272,013	8,241,994

Savings & Loans/Thrifts — 0.7%
Provident Financial Services, Inc.	118,812	2,952,478
Sterling Bancorp#	183,363	4,116,500

		7,068,978

Semiconductor Components - Integrated Circuits — 0.3%
Marvell Technology Group, Ltd.	178,983	3,205,585

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	14,497	3,101,778

Steel - Producers — 1.1%
Reliance Steel & Aluminum Co.	83,404	6,040,118
Steel Dynamics, Inc.	172,509	5,942,935

		11,983,053

Telecom Equipment - Fiber Optics — 0.6%
Acacia Communications, Inc.†#	130,636	6,378,956

Telecommunication Equipment — 0.7%
CommScope Holding Co., Inc.†#	207,536	6,861,140

Television — 0.3%
CBS Corp., Class B	44,193	2,831,004

Tools - Hand Held — 0.7%
Stanley Black & Decker, Inc.	53,513	7,705,872

Toys — 0.2%
Hasbro, Inc.#	23,465	2,305,436

Transport - Rail — 0.7%
Genesee & Wyoming, Inc., Class A†	107,642	7,379,935

Transport - Truck — 1.2%
Knight Transportation, Inc.#	245,432	9,584,120
Schneider National, Inc., Class B	104,433	2,323,634
Swift Transportation Co.†#	38,400	1,077,120

		12,984,874

Web Hosting/Design — 0.6%
VeriSign, Inc.†#	58,406	6,059,622

Wire & Cable Products — 0.0%
Belden, Inc.	2,885	222,346

Total Long-Term Investment Securities
(cost $880,147,297)		1,027,426,418

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.7%
State Street Institutional Liquid Reserves Fund, Administration Class 0.90%(2)	5,783,029	5,783,608
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	21,784,347	21,784,347

Total Short-Term Investment Securities
(cost $27,567,955)		27,567,955

66

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

REPURCHASE AGREEMENTS — 0.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $9,418,031 collateralized by $9,150,000 of United States Treasury Notes, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $9,702,312

(cost $9,418,000)	9,418,000	$9,418,000

TOTAL INVESTMENTS
(cost $917,133,252)(3)	101.8%	1,064,412,373
Liabilities in excess of other assets	(1.8)	(18,366,785)

NET ASSETS	100.0%	$1,046,045,588

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $187,925,484. This was secured by collateral of $21,784,347, which was received in cash and subsequently invested in short-term investments currently valued at $21,784,347 as reported in the portfolio of investments. Additional collateral of $168,857,186 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$19,632,441
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	16,131,962
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	33,702,683
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	6,262,814
United States Treasury Notes/Bonds	zero coupon to 5.50%	09/30/2017 to 02/15/2047	93,127,286

(2)	The rate shown is the 7-day yield as of August 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,011,695,109	$15,731,309	**	$—	$1,027,426,418
Short-Term Investment Securities	27,567,955	—		—	27,567,955
Repurchase Agreements	—	9,418,000		—	9,418,000

Total Investments at Value	$1,039,263,064	$25,149,309		$—	$1,064,412,373

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $15,731,309 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

67

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.4%
Domestic Fixed Income Investment Companies	35.5
International Equity Investment Companies	9.7
Real Estate Investment Companies	3.8
International Fixed Income Investment Companies	0.6

100.0%

*	Calculated as a percentage of net assets

68

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) —100.0%
Domestic Equity Investment Companies — 50.4%
VALIC Co. I Blue Chip Growth Fund	1,054,172	$19,386,223
VALIC Co. I Dividend Value Fund	2,112,194	26,043,347
VALIC Co. I Large Cap Core Fund	388,405	4,571,525
VALIC Co. I Mid Cap Index Fund	2,353,139	62,734,673
VALIC Co. I Mid Cap Strategic Growth Fund	422,145	6,099,996
VALIC Co. I Nasdaq-100 Index Fund	742,225	9,314,923
VALIC Co. I Science & Technology Fund	324,061	8,931,132
VALIC Co. I Small Cap Index Fund	3,834,090	79,710,727
VALIC Co. I Small Cap Special Values Fund	2,669,070	35,071,582
VALIC Co. I Stock Index Fund	71,100	2,667,687
VALIC Co. I Value Fund	281,213	4,696,249
VALIC Co. II Capital Appreciation Fund	1,355,256	22,429,483
VALIC Co. II Large Cap Value Fund	728,782	15,056,629
VALIC Co. II Mid Cap Growth Fund†	656,033	6,599,696
VALIC Co. II Mid Cap Value Fund	3,634,492	77,160,262
VALIC Co. II Small Cap Growth Fund	695,220	11,804,840
VALIC Co. II Small Cap Value Fund	4,072,912	58,935,035

Total Domestic Equity Investment Companies
(cost $412,614,290)		451,214,009

Domestic Fixed Income Investment Companies — 35.5%
VALIC Co. I Capital Conservation Fund	3,747,707	37,327,158
VALIC Co. I Government Securities Fund	1,203,546	12,902,011
VALIC Co. I Inflation Protected Fund	7,119,843	79,813,437
VALIC Co. II Core Bond Fund	7,732,372	86,215,945
VALIC Co. II High Yield Bond Fund	5,348,425	41,450,293
VALIC Co. II Strategic Bond Fund	5,331,353	60,670,802

Total Domestic Fixed Income Investment Companies
(cost $312,083,430)		318,379,646

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 9.7%
VALIC Co. I Foreign Value Fund	2,802,707	$29,680,670
VALIC Co. I International Equities Index Fund	3,495,329	25,271,227
VALIC Co. I International Growth Fund	761,811	10,314,923
VALIC Co. II International Opportunities Fund	1,124,449	21,791,826

Total International Equity Investment Companies
(cost $78,346,442)		87,058,646

International Fixed Income Investment Companies — 0.6%
VALIC Co. I International Government Bond Fund†
(cost $5,362,493)	453,276	5,480,105

Real Estate Investment Companies — 3.8%
VALIC Co. I Global Real Estate Fund
(cost $34,871,920)	4,365,068	34,353,087

TOTAL INVESTMENTS
(cost $843,278,575)(2)	100.0%	896,485,493
Liabilities in excess of other assets	(0.0)	(139,985)

NET ASSETS	100.0%	$896,345,508

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
†	Non-income producing security
(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$896,485,493	$—	$—	$896,485,493

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	8.7%
Registered Investment Companies	7.3
Enterprise Software/Service	6.2
Electronic Components — Semiconductors	4.2
Medical — Drugs	3.3
Building & Construction Products — Misc.	2.9
E-Commerce/Services	2.6
Retail — Automobile	2.2
Medical Products	2.2
Banks — Commercial	2.2
Computer Software	2.0
Casino Hotels	1.7
Miscellaneous Manufacturing	1.6
Transport — Truck	1.6
Electric Products — Misc.	1.6
Internet Application Software	1.6
Educational Software	1.5
Building Products — Doors & Windows	1.5
Web Hosting/Design	1.5
Drug Delivery Systems	1.4
Time Deposits	1.4
Machinery — Pumps	1.3
Distribution/Wholesale	1.3
Footwear & Related Apparel	1.3
Oil Companies — Exploration & Production	1.3
Finance — Investment Banker/Broker	1.3
Chemicals — Specialty	1.3
Medical Labs & Testing Services	1.2
Internet Telephone	1.2
Building Products — Cement	1.2
Medical — Hospitals	1.2
Aerospace/Defense — Equipment	1.2
Non-Hazardous Waste Disposal	1.1
Machinery — Construction & Mining	1.1
Semiconductor Equipment	1.1
Building Products — Air & Heating	1.1
Internet Security	1.1
Entertainment Software	1.1
Medical — HMO	1.1
Real Estate Investment Trusts	1.1
Food — Wholesale/Distribution	1.1
Real Estate Management/Services	1.1
Therapeutics	1.1
Resorts/Theme Parks	1.1
Schools	1.0
Applications Software	1.0
Retail — Restaurants	1.0
Cosmetics & Toiletries	1.0
Steel Pipe & Tube	0.9
Patient Monitoring Equipment	0.9
Retail — Discount	0.9
Investment Management/Advisor Services	0.9
Wireless Equipment	0.9
Machinery — General Industrial	0.8
E-Commerce/Products	0.8
Diagnostic Equipment	0.8
Diversified Manufacturing Operations	0.8
Commercial Services	0.8
Building — Mobile Home/Manufactured Housing	0.7
Retail — Pet Food & Supplies	0.7
Retail — Apparel/Shoe	0.7
Advanced Materials	0.6
Computers	0.6
Building — Residential/Commercial	0.6
Food — Misc./Diversified	0.6
Investment Companies	0.6
Retail — Convenience Store	0.5
Savings & Loans/Thrifts	0.5
Food — Retail	0.5

Transport — Marine	0.5
Retail — Building Products	0.5
Telecom Equipment — Fiber Optics	0.5
Medical Instruments	0.3

107.1%

*	Calculated as a percentage of net assets

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advanced Materials — 0.6%
Hexcel Corp.	16,703	$898,120

Aerospace/Defense - Equipment — 1.2%
HEICO Corp.	18,840	1,615,907

Applications Software — 1.0%
HubSpot, Inc.†#	18,999	1,393,577

Banks - Commercial — 2.2%
Bank of the Ozarks#	16,743	719,279
Signature Bank†	4,461	572,525
Texas Capital Bancshares, Inc.†	22,589	1,677,233

		2,969,037

Building & Construction Products - Misc. — 2.9%
Fortune Brands Home & Security, Inc.	6,373	398,504
Summit Materials, Inc., Class A†	70,336	2,077,725
Trex Co., Inc.†	20,733	1,575,708

		4,051,937

Building Products - Air & Heating — 1.1%
Lennox International, Inc.	9,123	1,511,955

Building Products - Cement — 1.2%
Eagle Materials, Inc.	16,721	1,626,117

Building Products - Doors & Windows — 1.5%
JELD-WEN Holding, Inc.†	33,532	1,023,397
Masonite International Corp.†	16,560	1,048,248

		2,071,645

Building - Mobile Home/Manufactured Housing — 0.7%
Winnebago Industries, Inc.	27,365	989,245

Building - Residential/Commercial — 0.6%
TRI Pointe Group, Inc.†#	66,280	844,407

Casino Hotels — 1.7%
Boyd Gaming Corp.#	88,435	2,338,221

Chemicals - Specialty — 1.3%
Ferro Corp.†	89,979	1,733,895

Commercial Services — 0.8%
CoStar Group, Inc.†#	3,676	1,053,615

Computer Software — 2.0%
Cloudera, Inc.†#	44,528	863,843
Envestnet, Inc.†	41,160	1,829,562

		2,693,405

Computers — 0.6%
Nutanix, Inc., Class A†#	40,614	893,508

Cosmetics & Toiletries — 1.0%
elf Beauty, Inc.†#	64,675	1,338,126

Diagnostic Equipment — 0.8%
GenMark Diagnostics, Inc.†	113,385	1,104,370

Distribution/Wholesale — 1.3%
H&E Equipment Services, Inc.	39,945	940,305
Pool Corp.	9,024	899,603

		1,839,908

Diversified Manufacturing Operations — 0.8%
ITT, Inc.	27,099	1,093,716

Drug Delivery Systems — 1.4%
Nektar Therapeutics†	48,988	1,030,217
Revance Therapeutics, Inc.†#	35,054	860,576

		1,890,793

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.8%
Wayfair, Inc., Class A†#	16,259	$1,154,552

E-Commerce/Services — 2.6%
GrubHub, Inc.†#	31,406	1,792,968
Trade Desk, Inc., Class A†	34,171	1,810,038

		3,603,006

Educational Software — 1.5%
2U, Inc.†#	19,433	973,593
Instructure, Inc.†#	38,081	1,127,198

		2,100,791

Electric Products - Misc. — 1.6%
Littelfuse, Inc.	11,877	2,211,022

Electronic Components - Semiconductors — 4.2%
Cavium, Inc.†#	25,110	1,589,714
Inphi Corp.†#	37,621	1,440,508
MACOM Technology Solutions Holdings, Inc.†#	23,987	1,092,368
Monolithic Power Systems, Inc.	16,192	1,640,574

		5,763,164

Enterprise Software/Service — 6.2%
Appian Corp.†#	33,276	761,688
Atlassian Corp. PLC, Class A†	23,470	835,532
Evolent Health, Inc., Class A†	82,740	1,381,758
Guidewire Software, Inc.†	17,450	1,321,139
MuleSoft, Inc., Class A†#	23,441	511,014
Paycom Software, Inc.†#	23,187	1,729,982
Tyler Technologies, Inc.†	7,320	1,264,896
Veeva Systems, Inc., Class A†	10,891	648,014

		8,454,023

Entertainment Software — 1.1%
Take-Two Interactive Software, Inc.†	15,049	1,471,642

Finance - Investment Banker/Broker — 1.3%
Evercore, Inc., Class A	23,360	1,762,512

Food - Misc./Diversified — 0.6%
Snyder’s-Lance, Inc.	22,531	800,301

Food - Retail — 0.5%
Sprouts Farmers Market, Inc.†	35,011	698,119

Food - Wholesale/Distribution — 1.1%
Performance Food Group Co.†	52,603	1,462,363

Footwear & Related Apparel — 1.3%
Wolverine World Wide, Inc.	67,720	1,781,036

Internet Application Software — 1.6%
Okta, Inc.†	31,194	841,926
Zendesk, Inc.†#	48,515	1,329,311

		2,171,237

Internet Security — 1.1%
Proofpoint, Inc.†#	16,123	1,479,446

Internet Telephone — 1.2%
RingCentral, Inc., Class A†	39,078	1,654,953

Investment Companies — 0.6%
PennantPark Investment Corp.	102,452	769,414

Investment Management/Advisor Services — 0.9%
Financial Engines, Inc.	26,801	885,773
WisdomTree Investments, Inc.#	33,524	307,415

		1,193,188

Machinery - Construction & Mining — 1.1%
Oshkosh Corp.	21,023	1,568,316

71

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial — 0.8%
Middleby Corp.†	9,546	$1,161,748

Machinery - Pumps — 1.3%
Graco, Inc.	15,954	1,842,847

Medical Instruments — 0.3%
iRhythm Technologies, Inc.†	9,555	456,156

Medical Labs & Testing Services — 1.2%
Teladoc, Inc.†#	50,885	1,707,192

Medical Products — 2.2%
K2M Group Holdings, Inc.†	58,421	1,365,883
Nevro Corp.†#	18,620	1,604,672

		2,970,555

Medical - Biomedical/Gene — 8.7%
Axovant Sciences, Ltd.†	16,143	322,860
Bellicum Pharmaceuticals, Inc.†#	43,476	470,845
Biohaven Pharmaceutical Holding Co., Ltd.†#	24,269	867,617
Exact Sciences Corp.†#	46,705	1,956,472
FibroGen, Inc.†	23,774	1,145,907
Halozyme Therapeutics, Inc.†	66,560	865,946
Insmed, Inc.†#	21,481	266,794
Kite Pharma, Inc.†#	14,971	2,664,688
REGENXBIO, Inc.†	26,892	611,793
Sage Therapeutics, Inc.†#	11,305	929,836
Spark Therapeutics, Inc.†	16,123	1,327,407
Versartis, Inc.†#	25,486	484,234

		11,914,399

Medical - Drugs — 3.3%
ACADIA Pharmaceuticals, Inc.†#	15,693	558,828
Clementia Pharmaceuticals, Inc.†	37,179	607,133
Clovis Oncology, Inc.†	3,711	282,296
Coherus Biosciences, Inc.†	33,278	480,867
Horizon Pharma PLC†	67,230	919,706
Ignyta, Inc.†	52,780	606,970
TherapeuticsMD, Inc.†#	180,898	1,085,388

		4,541,188

Medical - HMO — 1.1%
WellCare Health Plans, Inc.†	8,416	1,470,107

Medical - Hospitals — 1.2%
Acadia Healthcare Co., Inc.†#	34,436	1,616,426

Miscellaneous Manufacturing — 1.6%
John Bean Technologies Corp.	25,361	2,249,521

Non - Hazardous Waste Disposal — 1.1%
Advanced Disposal Services, Inc.†	66,051	1,574,656

Oil Companies - Exploration & Production — 1.3%
Diamondback Energy, Inc.†	5,405	490,720
Jagged Peak Energy, Inc.†#	49,708	636,760
RSP Permian, Inc.†	20,569	645,455

		1,772,935

Patient Monitoring Equipment — 0.9%
Insulet Corp.†#	21,662	1,257,696

Real Estate Investment Trusts — 1.1%
CubeSmart	25,365	625,247
Highwoods Properties, Inc.	16,039	837,717

		1,462,964

Real Estate Management/Services — 1.1%
RE/MAX Holdings, Inc., Class A	23,856	1,461,180

Security Description	Shares	Value (Note 2)

Resort/Theme Parks — 1.1%
Vail Resorts, Inc.	6,379	$1,454,093

Retail - Apparel/Shoe — 0.7%
Burlington Stores, Inc.†	10,321	899,269

Retail - Automobile — 2.2%
Lithia Motors, Inc., Class A#	16,401	1,771,308
Rush Enterprises, Inc., Class A†	30,339	1,243,596

		3,014,904

Retail - Building Products — 0.5%
Tile Shop Holdings, Inc.	45,581	685,994

Retail - Convenience Store — 0.5%
Casey’s General Stores, Inc.#	7,161	754,913

Retail - Discount — 0.9%
Ollie’s Bargain Outlet Holdings, Inc.†#	29,558	1,237,002

Retail - Pet Food & Supplies — 0.7%
Freshpet, Inc.†#	59,130	937,210

Retail - Restaurants — 1.0%
Texas Roadhouse, Inc.	29,284	1,389,526

Savings & Loans/Thrifts — 0.5%
BofI Holding, Inc.†#	27,779	736,421

Schools — 1.0%
Bright Horizons Family Solutions, Inc.†	17,625	1,408,766

Semiconductor Equipment — 1.1%
MKS Instruments, Inc.	18,652	1,535,992

Steel Pipe & Tube — 0.9%
Advanced Drainage Systems, Inc.#	64,907	1,262,441

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	30,207	652,773

Therapeutics — 1.1%
Neurocrine Biosciences, Inc.†#	9,725	550,435
Portola Pharmaceuticals, Inc.†	14,317	908,414

		1,458,849

Transport - Marine — 0.5%
Kirby Corp.†	11,134	696,988

Transport - Truck — 1.6%
Old Dominion Freight Line, Inc.	15,114	1,509,889
XPO Logistics, Inc.†	11,814	723,017

		2,232,906

Web Hosting/Design — 1.5%
GoDaddy, Inc., Class A†	24,647	1,104,679
Shopify, Inc., Class A†	8,235	913,426

		2,018,105

Wireless Equipment — 0.9%
Quantenna Communications, Inc.†#	64,020	1,189,492

Total Long-Term Investment Securities
(cost $105,301,062)		135,075,803

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Registered Investment Companies — 7.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	10,090,697	10,090,697

72

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$1,858,000	$1,858,000

Total Short-Term Investment Securities
(cost $11,948,697)		11,948,697

TOTAL INVESTMENTS
(cost $117,249,759)(3)	107.1%	147,024,500
Liabilities in excess of other assets	(7.1)	(9,694,150)

NET ASSETS	100.0%	$137,330,350

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $28,231,108. This was secured by collateral of $10,090,697, which was received in cash and subsequently invested in short-term investments currently valued at $10,090,697 as reported in the portfolio of investments. The remaining collateral of $18,514,258 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$854,825
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	702,409
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	1,467,464
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	941,428
United States Treasury Notes/Bonds	zero coupon to 8.00%	09/30/2017 to 02/15/2047	14,548,132

(2)	The rate shown is the 7-day yield as of August 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$135,075,803	$—	$—	$135,075,803
Short-Term Investment Securities:
Registered Investment Companies	10,090,697	—	—	10,090,697
Time Deposits	—	1,858,000	—	1,858,000

Total Investments at Value	$145,166,500	$1,858,000	$—	$147,024,500

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

73

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	17.1%
Real Estate Investment Trusts	12.2
Registered Investment Companies	3.5
Electric — Integrated	2.8
Savings & Loans/Thrifts	2.8
Electronic Components — Misc.	2.1
Insurance — Life/Health	2.1
Medical — Biomedical/Gene	2.0
Gas — Distribution	2.0
Oil — Field Services	1.4
Transport — Truck	1.4
Engineering/R&D Services	1.3
Computer Services	1.3
Insurance — Property/Casualty	1.3
Oil Companies — Exploration & Production	1.2
Retail — Apparel/Shoe	1.1
Energy — Alternate Sources	1.1
Consulting Services	1.1
Auto/Truck Parts & Equipment — Original	1.1
Repurchase Agreements	1.0
Entertainment Software	1.0
Building — Residential/Commercial	1.0
Human Resources	0.9
Office Supplies & Forms	0.9
Medical — Drugs	0.9
Steel — Producers	0.9
Aerospace/Defense — Equipment	0.9
Electronic Parts Distribution	0.8
Independent Power Producers	0.8
Oil Refining & Marketing	0.7
Medical — HMO	0.7
Auto — Truck Trailers	0.7
Financial Guarantee Insurance	0.7
Machinery — General Industrial	0.7
Consumer Products — Misc.	0.6
Printing — Commercial	0.6
Oil & Gas Drilling	0.6
Commercial Services — Finance	0.6
Telecom Services	0.6
Medical Products	0.6
Electronic Components — Semiconductors	0.6
Real Estate Operations & Development	0.6
Retail — Office Supplies	0.6
Banks — Mortgage	0.6
Medical — Hospitals	0.6
Distribution/Wholesale	0.6
Chemicals — Specialty	0.5
Retail — Regional Department Stores	0.5
Rubber/Plastic Products	0.5
Networking Products	0.5
Paper & Related Products	0.5
Rental Auto/Equipment	0.5
Tobacco	0.5
Finance — Investment Banker/Broker	0.4
Broadcast Services/Program	0.4
Water	0.4
Commercial Services	0.4
Gambling (Non-Hotel)	0.4
Metal Processors & Fabrication	0.4
Circuit Boards	0.4
Applications Software	0.4
Food — Wholesale/Distribution	0.4
Metal Products — Distribution	0.4
Wire & Cable Products	0.4
Semiconductor Components — Integrated Circuits	0.4
Medical — Wholesale Drug Distribution	0.4
Hotels/Motels	0.4
Retail — Jewelry	0.4
Transport — Marine	0.3
Coal	0.3
Medical Instruments	0.3
Electric — Distribution	0.3

Rubber — Tires	0.3%
Food — Misc./Diversified	0.3
Racetracks	0.3
Investment Management/Advisor Services	0.3
Footwear & Related Apparel	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Schools	0.3
Finance — Mortgage Loan/Banker	0.3
Telecommunication Equipment	0.3
Housewares	0.3
Insurance — Multi-line	0.3
Medical — Nursing Homes	0.3
Data Processing/Management	0.3
Multimedia	0.3
Airlines	0.3
Chemicals — Fibers	0.3
Chemicals — Diversified	0.2
Retail — Home Furnishings	0.2
Building — Maintenance & Services	0.2
Telephone — Integrated	0.2
Oil Field Machinery & Equipment	0.2
Finance — Consumer Loans	0.2
Insurance — Reinsurance	0.2
Retail — Hair Salons	0.2
Retail — Pawn Shops	0.2
Containers — Paper/Plastic	0.2
Metal — Iron	0.2
Machinery — Farming	0.2
Travel Services	0.2
Retail — Restaurants	0.2
Pharmacy Services	0.2
Television	0.2
Building Products — Wood	0.2
Electric — Generation	0.2
Telecom Equipment — Fiber Optics	0.2
Food — Canned	0.2
Building & Construction Products — Misc.	0.2
Wireless Equipment	0.2
Semiconductor Equipment	0.2
Electronic Measurement Instruments	0.2
Building & Construction — Misc.	0.1
Pipelines	0.1
Retail — Misc./Diversified	0.1
Building — Heavy Construction	0.1
Diversified Manufacturing Operations	0.1
Satellite Telecom	0.1
E-Services/Consulting	0.1
Chemicals — Other	0.1
Finance — Other Services	0.1
Food — Dairy Products	0.1
Engines — Internal Combustion	0.1
Home Furnishings	0.1
Textile — Apparel	0.1
Publishing — Newspapers	0.1
Pollution Control	0.1
Security Services	0.1
Internet Content — Entertainment	0.1
Machinery — Construction & Mining	0.1
Poultry	0.1
Medical — Generic Drugs	0.1
Power Converter/Supply Equipment	0.1
Finance — Leasing Companies	0.1
Publishing — Books	0.1
Industrial Automated/Robotic	0.1
Motion Pictures & Services	0.1
Decision Support Software	0.1
Retail — Building Products	0.1
Food — Retail	0.1
E-Marketing/Info	0.1

101.9%

*	Calculated as a percentage of net assets

74

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Aerospace/Defense - Equipment — 0.9%
AAR Corp.	23,000	$829,380
Curtiss-Wright Corp.	13,800	1,336,116
Moog, Inc., Class A†	30,800	2,364,208

		4,529,704

Airlines — 0.3%
JetBlue Airways Corp.†	5,900	116,879
SkyWest, Inc.	39,000	1,353,300

		1,470,179

Applications Software — 0.4%
Progress Software Corp.	61,700	2,071,886

Auto - Truck Trailers — 0.7%
Wabash National Corp.#	179,300	3,768,886

Auto/Truck Parts & Equipment - Original — 1.1%
Cooper-Standard Holding, Inc.†	19,900	2,001,542
Dana, Inc.	74,200	1,785,994
Meritor, Inc.†	92,600	1,839,036

		5,626,572

Auto/Truck Parts & Equipment - Replacement — 0.3%
Douglas Dynamics, Inc.	46,100	1,608,890

B2B/E-Commerce — 0.0%
TechTarget, Inc.†	6,100	60,634

Banks - Commercial — 17.1%
1st Source Corp.	20,620	962,335
Allegiance Bancshares, Inc.†#	5,700	194,085
American National Bankshares, Inc.	1,100	40,150
BancFirst Corp.	21,980	1,107,792
BancorpSouth, Inc.	63,900	1,856,295
Bank of Hawaii Corp.#	27,980	2,186,078
Bank of Marin Bancorp	600	39,270
Banner Corp.	4,900	270,088
Bryn Mawr Bank Corp.	5,300	217,035
Cadence BanCorp†	7,600	158,384
Capital Bank Financial Corp., Class A	9,700	364,720
Cathay General Bancorp, Class B	44,890	1,583,270
Central Pacific Financial Corp.	78,200	2,267,800
Central Valley Community Bancorp	8,700	171,129
Century Bancorp, Inc., Class A	1,418	94,722
Chemung Financial Corp.	900	36,351
Citizens & Northern Corp.	3,300	74,052
City Holding Co.	24,800	1,570,584
Columbia Banking System, Inc.	9,373	348,395
Community Bank System, Inc.#	23,180	1,192,843
Community Trust Bancorp, Inc.	28,518	1,213,441
CU Bancorp†	4,500	160,425
Customers Bancorp, Inc.†	13,500	380,430
East West Bancorp, Inc.	9,573	530,057
Enterprise Financial Services Corp.	33,200	1,268,240
Farmers National Banc Corp.	16,200	221,940
FCB Financial Holdings, Inc., Class A†	42,100	1,835,560
Fidelity Southern Corp.	44,800	979,328
Financial Institutions, Inc.	38,100	1,036,320
First BanCorp†	502,100	2,851,928
First BanCorp	5,200	160,888
First Business Financial Services, Inc.	9,800	208,838
First Citizens BancShares, Inc., Class A	2,340	796,793
First Commonwealth Financial Corp.	225,100	2,838,511
First Community Bancshares, Inc.	21,900	563,706
First Financial Bancorp	30,298	725,637
First Financial Bankshares, Inc.#	12,960	519,048
First Financial Corp.	6,100	264,740

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Hawaiian, Inc.	25,600	$693,504
First Interstate BancSystem, Inc., Class A	30,537	1,074,903
First Merchants Corp.	30,400	1,193,808
First Midwest Bancorp, Inc.	16,200	341,496
Franklin Financial Network, Inc.†	6,600	215,820
Fulton Financial Corp.#	119,200	2,080,040
Glacier Bancorp, Inc.	36,300	1,205,523
Great Southern Bancorp, Inc.	17,000	846,600
Great Western Bancorp, Inc.	17,900	642,968
Green Bancorp, Inc.†	41,800	838,090
Hancock Holding Co.	123,521	5,428,748
Hanmi Financial Corp.	75,800	2,023,860
Heartland Financial USA, Inc.	14,600	664,300
Heritage Commerce Corp.	9,700	129,980
Heritage Financial Corp.	43,739	1,143,775
Hilltop Holdings, Inc.	36,400	861,588
HomeStreet, Inc.†	11,600	292,900
Hope Bancorp, Inc.	147,527	2,381,086
IBERIABANK Corp.	38,100	2,918,460
Independent Bank Corp.	7,200	498,960
Independent Bank Corp.	34,400	701,760
Kearny Financial Corp.	22,327	315,927
Lakeland Financial Corp.	7,170	311,608
MainSource Financial Group, Inc.	35,900	1,175,007
MB Financial, Inc.	2,900	115,333
Mercantile Bank Corp.	3,300	100,287
Midland States Bancorp, Inc.	5,300	161,862
OFG Bancorp#	121,700	1,058,790
Old Line Bancshares, Inc.	1,700	46,750
Pacific Continental Corp.	13,400	318,250
Pacific Mercantile Bancorp†	6,300	53,550
PacWest Bancorp	32,800	1,480,920
Park Sterling Corp.	9,075	103,183
Peoples Bancorp, Inc.	14,100	437,946
Pinnacle Financial Partners, Inc.	16,800	1,044,960
Preferred Bank	23,600	1,269,680
Premier Financial Bancorp, Inc.	2,640	49,896
Republic Bancorp, Inc., Class A	7,200	256,176
S&T Bancorp, Inc.	3,780	135,853
Sandy Spring Bancorp, Inc.	4,600	177,422
Shore Bancshares, Inc.	4,200	69,258
Sierra Bancorp	6,300	159,453
South State Corp.	2,000	164,500
Southern National Bancorp of Virginia, Inc.	4,600	77,050
Southside Bancshares, Inc.	13,279	433,825
Southwest Bancorp, Inc.	32,880	830,220
State Bank Financial Corp.	9,900	266,013
Stock Yards Bancorp, Inc.	3,250	113,100
Stonegate Bank	7,200	347,112
Texas Capital Bancshares, Inc.†	9,100	675,675
Tompkins Financial Corp.	3,848	292,140
Towne Bank	3,500	107,450
TriCo Bancshares	38,000	1,352,040
TriState Capital Holdings, Inc.†	17,000	355,300
Triumph Bancorp, Inc.†	8,900	250,980
TrustCo Bank Corp.	42,200	333,380
Trustmark Corp.	66,200	1,960,844
UMB Financial Corp.	38,060	2,554,587
Umpqua Holdings Corp.	107,214	1,876,245
Union Bankshares Corp.	63,119	1,977,518
United Community Banks, Inc.	88,400	2,308,124
Valley National Bancorp	13,016	145,649
Washington Trust Bancorp, Inc.	6,480	332,100
Webster Financial Corp.	19,100	891,588
West Bancorporation, Inc.	6,830	149,919

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Westamerica Bancorporation	58,824	$3,032,377
Wintrust Financial Corp.	43,300	3,152,673

		90,291,897

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	7,500	110,250

Banks - Mortgage — 0.6%
Walker & Dunlop, Inc.†	62,900	3,031,151

Broadcast Services/Program — 0.4%
TiVo Corp.	122,800	2,247,240

Building & Construction Products - Misc. — 0.2%
Gibraltar Industries, Inc.†	4,180	122,265
Louisiana-Pacific Corp.†	28,200	718,536

		840,801

Building & Construction - Misc. — 0.1%
MYR Group, Inc.†	29,600	763,976

Building Products - Doors & Windows — 0.0%
JELD-WEN Holding, Inc.†	3,300	100,716

Building Products - Wood — 0.2%
Boise Cascade Co.†	9,000	270,000
Universal Forest Products, Inc.	8,900	776,169

		1,046,169

Building - Heavy Construction — 0.1%
Tutor Perini Corp.†	27,400	716,510

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	27,600	1,226,268

Building - Residential/Commercial — 1.0%
AV Homes, Inc.†	5,100	78,795
Beazer Homes USA, Inc.†	134,300	2,002,413
Hovnanian Enterprises, Inc., Class A†	42,100	76,622
KB Home	115,100	2,463,140
MDC Holdings, Inc.	15,707	490,844

		5,111,814

Chemicals - Diversified — 0.2%
Innophos Holdings, Inc.#	18,400	840,144
Olin Corp.	14,000	451,220

		1,291,364

Chemicals - Fibers — 0.3%
Rayonier Advanced Materials, Inc.#	101,500	1,392,580

Chemicals - Other — 0.1%
American Vanguard Corp.	28,200	571,050

Chemicals - Specialty — 0.5%
Chemours Co.	13,300	652,631
Minerals Technologies, Inc.	26,260	1,680,640
OMNOVA Solutions, Inc.†	5,400	46,980
Venator Materials PLC†	22,900	464,870

		2,845,121

Circuit Boards — 0.4%
TTM Technologies, Inc.†	147,000	2,093,280

Coal — 0.3%
Arch Coal, Inc., Class A#	3,400	271,558
Peabody Energy Corp.†	4,800	139,200
SunCoke Energy, Inc.†	145,100	1,352,332

		1,763,090

Security Description	Shares	Value (Note 2)

Commercial Services — 0.4%
Acacia Research Corp.†	202,500	$658,125
RPX Corp.†	119,200	1,556,752

		2,214,877

Commercial Services - Finance — 0.6%
EVERTEC, Inc.	5,900	108,560
Green Dot Corp., Class A†	8,800	423,984
Travelport Worldwide, Ltd.	178,893	2,708,440

		3,240,984

Computer Aided Design — 0.0%
Aspen Technology, Inc.†	800	50,600

Computer Services — 1.3%
Convergys Corp.	3,300	77,550
Engility Holdings, Inc.†	15,600	484,692
Insight Enterprises, Inc.†#	76,200	3,054,096
Sykes Enterprises, Inc.†	34,200	911,772
Unisys Corp.†#	307,700	2,384,675

		6,912,785

Consulting Services — 1.1%
CRA International, Inc.	4,700	176,391
Franklin Covey Co.†	4,475	84,130
FTI Consulting, Inc.†	67,100	2,275,361
Huron Consulting Group, Inc.†	37,500	1,134,375
ICF International, Inc.†	1,616	77,649
Vectrus, Inc.†	66,100	1,889,138

		5,637,044

Consumer Products - Misc. — 0.6%
Central Garden & Pet Co., Class A†	88,060	3,001,965
Helen of Troy, Ltd.†	4,700	424,410

		3,426,375

Containers - Paper/Plastic — 0.2%
Berry Global Group, Inc.†	2,400	134,976
Graphic Packaging Holding Co.	62,710	818,366
KapStone Paper and Packaging Corp.	8,700	194,619

		1,147,961

Data Processing/Management — 0.3%
Fair Isaac Corp.	10,920	1,537,099

Decision Support Software — 0.1%
QAD, Inc., Class A	8,500	286,450

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†#	6,700	96,011

Distribution/Wholesale — 0.6%
Anixter International, Inc.†	2,500	184,500
Essendant, Inc.	25,100	297,686
Fossil Group, Inc.†#	119,026	986,726
Titan Machinery, Inc.†	85,800	1,106,820
Veritiv Corp.†	12,000	336,000

		2,911,732

Diversified Manufacturing Operations — 0.1%
Harsco Corp.†	37,500	641,250

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	1,900	104,405

Drug Delivery Systems — 0.0%
Revance Therapeutics, Inc.†#	9,700	238,135

E-Commerce/Services — 0.0%
Bankrate, Inc.†	16,300	225,755

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	6,500	$37,050
Rubicon Project, Inc.†	60,300	226,728

		263,778

E-Services/Consulting — 0.1%
Perficient, Inc.†	34,423	629,941

Electric Products - Misc. — 0.0%
Graham Corp.	4,400	88,132

Electric - Distribution — 0.3%
Genie Energy, Ltd., Class B	30,900	190,035
Spark Energy, Inc., Class A#	54,900	870,165
Unitil Corp.	13,500	673,110

		1,733,310

Electric - Generation — 0.2%
Atlantic Power Corp.†#	421,600	1,032,920

Electric - Integrated — 2.8%
Avista Corp.#	42,380	2,178,332
El Paso Electric Co.	56,300	3,127,465
IDACORP, Inc.	17,700	1,574,946
MGE Energy, Inc.	5,600	356,160
NorthWestern Corp.	34,918	2,106,254
Portland General Electric Co.	104,700	4,974,297
Westar Energy, Inc.	10,100	518,231

		14,835,685

Electronic Components - Misc. — 2.1%
Bel Fuse, Inc., Class B	34,500	879,750
Benchmark Electronics, Inc.†	151,021	4,908,182
Kimball Electronics, Inc.†	29,600	563,880
Plexus Corp.†	6,900	359,352
Sanmina Corp.†	32,900	1,232,105
Stoneridge, Inc.†	69,300	1,147,608
Vishay Intertechnology, Inc.#	110,600	1,957,620
Vishay Precision Group, Inc.†#	8,900	194,465

		11,242,962

Electronic Components - Semiconductors — 0.6%
Alpha & Omega Semiconductor, Ltd.†	40,200	638,376
Amkor Technology, Inc.†	251,400	2,207,292
Xperi Corp.	11,600	316,100

		3,161,768

Electronic Measurement Instruments — 0.2%
Fitbit, Inc., Class A†#	130,000	783,900

Electronic Parts Distribution — 0.8%
Tech Data Corp.†#	39,900	4,400,571

Energy - Alternate Sources — 1.1%
First Solar, Inc.†#	6,500	305,240
FutureFuel Corp.	47,900	645,692
Green Plains, Inc.	7,900	146,545
Pacific Ethanol, Inc.†	56,300	281,500
Pattern Energy Group, Inc.	47,300	1,188,176
Renewable Energy Group, Inc.†#	66,400	803,440
REX American Resources Corp.†	26,600	2,304,092

		5,674,685

Engineering/R&D Services — 1.3%
Argan, Inc.	6,100	386,435
EMCOR Group, Inc.	73,098	4,827,392
VSE Corp.	34,500	1,799,175

		7,013,002

Security Description	Shares	Value (Note 2)

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	26,200	$548,628

Entertainment Software — 1.0%
Take-Two Interactive Software, Inc.†	55,300	5,407,787

Finance - Consumer Loans — 0.2%
Enova International, Inc.†	21,400	254,660
Nelnet, Inc., Class A	15,500	735,165
Regional Management Corp.†	9,700	212,915

		1,202,740

Finance - Investment Banker/Broker — 0.4%
Houlihan Lokey, Inc.	5,600	201,880
INTL. FCStone, Inc.†	6,900	244,881
Investment Technology Group, Inc.	8,700	174,783
Oppenheimer Holdings, Inc., Class A	11,900	193,375
Piper Jaffray Cos.	14,600	809,570
Stifel Financial Corp.	13,300	635,075

		2,259,564

Finance - Leasing Companies — 0.1%
Marlin Business Services Corp.	13,100	341,910

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	7,500	96,900
FNFV Group†	41,600	700,960
PennyMac Financial Services, Inc., Class A†	47,100	800,700

		1,598,560

Finance - Other Services — 0.1%
BGC Partners, Inc., Class A	45,100	585,849

Financial Guarantee Insurance — 0.7%
MBIA, Inc.†	221,500	2,228,290
MGIC Investment Corp.†	116,400	1,332,780
Radian Group, Inc.	8,200	143,500

		3,704,570

Food - Canned — 0.2%
Bob Evans Farms, Inc.	12,500	859,750

Food - Dairy Products — 0.1%
Dean Foods Co.	51,700	568,700

Food - Misc./Diversified — 0.3%
Darling Ingredients, Inc.†	95,800	1,666,920

Food - Retail — 0.1%
SUPERVALU, Inc.†	10,442	208,736
Village Super Market, Inc., Class A	2,700	62,451

		271,187

Food - Wholesale/Distribution — 0.4%
Fresh Del Monte Produce, Inc.	7,300	343,027
SpartanNash Co.	69,300	1,707,552

		2,050,579

Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	5,300	338,670
Iconix Brand Group, Inc.†	231,900	1,296,321

		1,634,991

Gambling (Non-Hotel) — 0.4%
Pinnacle Entertainment, Inc.†	113,300	2,209,350

Gas - Distribution — 2.0%
New Jersey Resources Corp.	35,000	1,527,750
Northwest Natural Gas Co.	38,100	2,526,030
Southwest Gas Holdings, Inc.	45,940	3,653,149

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gas - Distribution (continued)
Spire, Inc.	30,500	$2,333,250
WGL Holdings, Inc.	6,600	556,116

		10,596,295

Home Furnishings — 0.1%
Hooker Furniture Corp.	12,300	495,075

Hotels/Motels — 0.4%
La Quinta Holdings, Inc.†	116,700	1,843,860

Housewares — 0.3%
Libbey, Inc.	22,600	184,642
Lifetime Brands, Inc.	36,700	638,580
NACCO Industries, Inc., Class A	10,300	746,750

		1,569,972

Human Resources — 0.9%
Barrett Business Services, Inc.	19,100	985,178
Cross Country Healthcare, Inc.†	64,000	792,320
Heidrick & Struggles International, Inc.	9,600	175,200
Kelly Services, Inc., Class A	37,300	806,799
TriNet Group, Inc.†	25,200	900,396
TrueBlue, Inc.†	64,400	1,316,980

		4,976,873

Independent Power Producers — 0.8%
Dynegy, Inc.†	310,700	2,926,794
Ormat Technologies, Inc.#	23,600	1,355,584

		4,282,378

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	9,600	337,440

Insurance - Life/Health — 2.1%
American Equity Investment Life Holding Co.	96,600	2,681,616
CNO Financial Group, Inc.	251,809	5,627,931
Primerica, Inc.	36,400	2,786,420

		11,095,967

Insurance - Multi-line — 0.3%
Horace Mann Educators Corp.	41,580	1,461,537
United Fire Group, Inc.	2,500	105,150

		1,566,687

Insurance - Property/Casualty — 1.3%
Federated National Holding Co.	14,500	225,330
First American Financial Corp.	20,200	991,012
Global Indemnity, Ltd.†#	2,000	80,840
Hallmark Financial Services, Inc.†	12,600	129,150
Heritage Insurance Holdings, Inc.#	53,599	609,957
Kinsale Capital Group, Inc.	11,300	427,705
Navigators Group, Inc.	10,000	558,000
ProAssurance Corp.	22,380	1,191,735
Selective Insurance Group, Inc.	13,400	675,360
Stewart Information Services Corp.	21,200	764,896
Third Point Reinsurance, Ltd.†	67,200	944,160
Universal Insurance Holdings, Inc.#	8,900	190,905

		6,789,050

Insurance - Reinsurance — 0.2%
Argo Group International Holdings, Ltd.	11,100	668,220
Aspen Insurance Holdings, Ltd.	10,600	479,120
Maiden Holdings, Ltd.	5,400	39,150

		1,186,490

Internet Content - Entertainment — 0.1%
Limelight Networks, Inc.†	120,600	432,954

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.3%
OM Asset Management PLC	29,700	$419,661
Virtus Investment Partners, Inc.#	11,473	1,216,138

		1,635,799

Machinery - Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.#	5,900	419,962

Machinery - Farming — 0.2%
AGCO Corp.	16,260	1,112,997

Machinery - General Industrial — 0.7%
Applied Industrial Technologies, Inc.	1,500	85,500
DXP Enterprises, Inc.†	38,500	1,042,965
Kadant, Inc.	27,800	2,414,430

		3,542,895

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	11,800	206,500

Medical Instruments — 0.3%
Halyard Health, Inc.†	38,800	1,757,252

Medical Products — 0.6%
Invacare Corp.#	73,600	993,600
Wright Medical Group NV†#	73,400	2,172,640

		3,166,240

Medical - Biomedical/Gene — 2.0%
Acceleron Pharma, Inc.†#	14,600	565,896
Acorda Therapeutics, Inc.†#	41,100	854,880
AMAG Pharmaceuticals, Inc.†#	50,100	836,670
BioCryst Pharmaceuticals, Inc.†#	24,090	122,859
Corvus Pharmaceuticals, Inc.†#	39,200	633,864
Dermira, Inc.†#	22,900	540,211
Five Prime Therapeutics, Inc.†	29,000	983,680
Idera Pharmaceuticals, Inc.†#	344,400	681,912
Iovance Biotherapeutics, Inc.†#	167,603	963,717
Lexicon Pharmaceuticals, Inc.†#	16,200	245,268
MacroGenics, Inc.†#	2,000	37,820
Medicines Co.†#	13,200	484,308
Momenta Pharmaceuticals, Inc.†#	28,100	473,485
Retrophin, Inc.†	20,900	509,960
Rigel Pharmaceuticals, Inc.†#	176,600	450,330
Sage Therapeutics, Inc.†	1,900	156,275
Syndax Pharmaceuticals, Inc.†#	42,820	496,712
Tocagen, Inc.†	62,603	870,808
Ultragenyx Pharmaceutical, Inc.†	1,900	108,414
Versartis, Inc.†#	37,800	718,200

		10,735,269

Medical - Drugs — 0.9%
Enanta Pharmaceuticals, Inc.†	11,200	480,032
Immune Design Corp.†	72,100	782,285
Kala Pharmaceuticals, Inc.†	22,900	579,370
Lannett Co., Inc.†#	34,600	607,230
MyoKardia, Inc.†	10,000	433,500
Radius Health, Inc.†#	8,700	327,381
Tetraphase Pharmaceuticals, Inc.†	122,000	851,560
Vanda Pharmaceuticals, Inc.†	9,100	156,520
Zogenix, Inc.†	39,900	472,815

		4,690,693

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	23,800	381,038

Medical - HMO — 0.7%
Molina Healthcare, Inc.†#	31,700	2,028,800
Tivity Health, Inc.†#	14,300	560,560

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - HMO (continued)
Triple-S Management Corp., Class B†	15,000	$370,650
WellCare Health Plans, Inc.†	5,500	960,740

		3,920,750

Medical - Hospitals — 0.6%
Community Health Systems, Inc.†#	391,000	2,987,240

Medical - Nursing Homes — 0.3%
Genesis Healthcare, Inc.†#	35,900	37,336
Kindred Healthcare, Inc.	188,500	1,526,850

		1,564,186

Medical - Wholesale Drug Distribution — 0.4%
Owens & Minor, Inc.	68,400	1,911,096

Metal Processors & Fabrication — 0.4%
Global Brass & Copper Holdings, Inc.	70,400	2,101,440
LB Foster Co., Class A	4,700	89,770

		2,191,210

Metal Products - Distribution — 0.4%
Worthington Industries, Inc.	39,840	1,990,406

Metal - Iron — 0.2%
Cleveland-Cliffs, Inc.†#	134,600	1,125,256

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	6,600	119,856

Motion Pictures & Services — 0.1%
Eros International PLC†#	32,400	315,900

Multimedia — 0.3%
E.W. Scripps Co., Class A†	84,700	1,514,436

Networking Products — 0.5%
Extreme Networks, Inc.†	144,500	1,651,635
Infinera Corp.†#	118,100	999,126

		2,650,761

Office Furnishings - Original — 0.0%
Kimball International, Inc., Class B	10,000	169,600

Office Supplies & Forms — 0.9%
ACCO Brands Corp.†	440,600	4,824,570

Oil & Gas Drilling — 0.6%
Noble Corp. PLC†#	389,500	1,269,770
Parker Drilling Co.†	53,600	58,960
Rowan Cos. PLC, Class A†	201,975	1,969,256

		3,297,986

Oil Companies - Exploration & Production — 1.2%
Abraxas Petroleum Corp.†	415,600	706,520
Bill Barrett Corp.†	328,200	981,318
Denbury Resources, Inc.†#	1,036,500	1,098,690
Eclipse Resources Corp.†	113,500	264,455
EP Energy Corp., Class A†#	381,928	1,122,868
Midstates Petroleum Co., Inc.†	15,300	221,697
Sanchez Energy Corp.†#	66,800	292,584
SRC Energy, Inc.†	46,100	363,729
Unit Corp.†	63,700	1,014,104
W&T Offshore, Inc.†#	236,200	451,142

		6,517,107

Oil Field Machinery & Equipment — 0.2%
Exterran Corp.†	37,200	1,031,928
Natural Gas Services Group, Inc.†	7,300	172,280

		1,204,208

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing — 0.7%
Delek US Holdings, Inc.	151,300	$3,740,136
Par Pacific Holdings, Inc.†	12,000	213,720

		3,953,856

Oil - Field Services — 1.4%
Archrock, Inc.	150,100	1,531,020
Mammoth Energy Services, Inc.†	2,800	38,584
McDermott International, Inc.†	215,400	1,322,556
MRC Global, Inc.†	206,100	3,250,197
NOW, Inc.†	107,900	1,258,114

		7,400,471

Paper & Related Products — 0.5%
Domtar Corp.	16,940	685,054
Schweitzer-Mauduit International, Inc.	47,200	1,790,296

		2,475,350

Pharmacy Services — 0.2%
Diplomat Pharmacy, Inc.†	64,800	1,085,400

Pipelines — 0.1%
SemGroup Corp., Class A	29,400	755,580

Pollution Control — 0.1%
CECO Environmental Corp.	59,400	443,718

Poultry — 0.1%
Sanderson Farms, Inc.	2,700	398,304

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	12,300	350,181

Printing - Commercial — 0.6%
ARC Document Solutions, Inc.†	144,493	510,060
Ennis, Inc.	14,300	273,130
LSC Communications, Inc.	1,200	19,332
Quad/Graphics, Inc.#	130,800	2,493,048
RR Donnelley & Sons Co.	3,200	29,536

		3,325,106

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	33,200	338,640

Publishing - Newspapers — 0.1%
tronc, Inc.†	31,400	455,614

Racetracks — 0.3%
Penn National Gaming, Inc.†#	67,700	1,502,263
Speedway Motorsports, Inc.	7,000	145,670

		1,647,933

Radio — 0.0%
Salem Media Group, Inc.	38,800	234,740

Real Estate Investment Trusts — 12.2%
AG Mtg. Investment Trust, Inc.	21,600	416,232
Agree Realty Corp.	3,700	185,444
American Assets Trust, Inc.	7,100	288,402
American Campus Communities, Inc.	15,200	723,368
Apartment Investment & Management Co., Class A	33,579	1,522,136
Ashford Hospitality Prime, Inc.	50,400	484,848
Ashford Hospitality Trust, Inc.	362,780	2,252,864
Bluerock Residential Growth REIT, Inc.	20,000	202,600
Capstead Mtg. Corp.	314,900	3,045,083
CBL & Associates Properties, Inc.#	61,840	494,720
Cedar Realty Trust, Inc.	66,800	336,672
Chatham Lodging Trust	3,300	66,924
Chesapeake Lodging Trust	16,900	432,471
CorEnergy Infrastructure Trust, Inc.#	2,500	81,575
CoreSite Realty Corp.#	22,800	2,707,728

79

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Cousins Properties, Inc.	123,860	$1,158,091
CyrusOne, Inc.	3,100	195,393
CYS Investments, Inc.	342,800	3,013,212
DCT Industrial Trust, Inc.	62,460	3,644,541
DiamondRock Hospitality Co.	195,034	2,143,424
DuPont Fabros Technology, Inc.	11,900	765,884
EastGroup Properties, Inc.	1,700	151,062
Education Realty Trust, Inc.#	10,700	413,448
Ellington Residential Mortgage REIT#	33,000	482,790
EPR Properties	11,300	787,158
FelCor Lodging Trust, Inc.	133,500	974,550
First Industrial Realty Trust, Inc.	62,718	1,943,004
First Potomac Realty Trust	83,300	927,129
Franklin Street Properties Corp.#	12,700	126,619
GEO Group, Inc.	89,250	2,466,870
Getty Realty Corp.	24,946	687,512
Gladstone Commercial Corp.	12,500	267,500
Government Properties Income Trust#	81,700	1,515,535
Highwoods Properties, Inc.	17,700	924,471
Hospitality Properties Trust	27,140	742,550
Hudson Pacific Properties, Inc.	8,300	273,900
InfraREIT, Inc.	89,200	2,006,108
Invesco Mtg. Capital, Inc.	113,900	1,934,022
Kite Realty Group Trust	48,200	969,784
LaSalle Hotel Properties#	13,578	385,344
LTC Properties, Inc.	16,820	817,957
Mack-Cali Realty Corp.	21,700	496,713
Monogram Residential Trust, Inc.	39,900	478,800
National Storage Affiliates Trust	13,400	299,088
NexPoint Residential Trust, Inc.	11,377	265,084
Parkway, Inc.	15,870	364,375
Pebblebrook Hotel Trust#	34,300	1,152,137
Pennsylvania Real Estate Investment Trust	61,680	618,650
Potlatch Corp.	31,300	1,496,140
Preferred Apartment Communities, Inc., Class A#	32,900	598,451
PS Business Parks, Inc.	14,400	1,945,584
QTS Realty Trust, Inc., Class A	4,700	254,646
Ramco-Gershenson Properties Trust	28,500	374,775
Redwood Trust, Inc.	86,800	1,447,824
Retail Opportunity Investments Corp.	60,700	1,204,288
Rexford Industrial Realty, Inc.	24,000	721,200
RLJ Lodging Trust	71,700	1,446,906
Saul Centers, Inc.	2,000	121,200
Starwood Waypoint Homes#	5,800	215,934
Summit Hotel Properties, Inc.	103,900	1,541,876
Sun Communities, Inc.	5,600	505,736
Sunstone Hotel Investors, Inc.	166,272	2,627,097
Taubman Centers, Inc.	2,400	125,376
Urstadt Biddle Properties, Inc., Class A	25,700	531,476
Washington Prime Group, Inc.	87,740	732,629
Washington Real Estate Investment Trust#	1,600	52,576
Xenia Hotels & Resorts, Inc.	100,400	2,003,984

		64,581,470

Real Estate Management/Services — 0.0%
Redfin Corp.†#	6,600	147,114

Real Estate Operations & Development — 0.6%
Alexander & Baldwin, Inc.	23,500	1,019,900
Forestar Group, Inc.†	85,300	1,467,160
St. Joe Co.†	31,900	601,315

		3,088,375

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	43,200	1,912,464
CAI International, Inc.†	10,200	316,098

Security Description	Shares	Value (Note 2)

Rental Auto/Equipment (continued)
Neff Corp., Class A†	9,345	$233,158

		2,461,720

Retail - Apparel/Shoe — 1.1%
Caleres, Inc.	20,100	542,298
Chico’s FAS, Inc.	32,100	246,528
Children’s Place, Inc.#	37,850	4,017,777
Tailored Brands, Inc.#	75,800	895,956

		5,702,559

Retail - Building Products — 0.1%
Floor & Decor Holdings, Inc., Class A†	7,600	273,144

Retail - Hair Salons — 0.2%
Regis Corp.†	89,200	1,184,576

Retail - Home Furnishings — 0.2%
Pier 1 Imports, Inc.	300,800	1,260,352

Retail - Jewelry — 0.4%
Movado Group, Inc.#	66,400	1,842,600

Retail - Misc./Diversified — 0.1%
FirstCash, Inc.	12,500	733,750

Retail - Office Supplies — 0.6%
Office Depot, Inc.	718,900	3,084,081

Retail - Pawn Shops — 0.2%
EZCORP, Inc., Class A†	127,100	1,150,255

Retail - Petroleum Products — 0.0%
World Fuel Services Corp.	4,000	138,160

Retail - Regional Department Stores — 0.5%
Dillard’s, Inc., Class A#	45,590	2,771,872

Retail - Restaurants — 0.2%
Brinker International, Inc.	6,000	187,320
Ruth’s Hospitality Group, Inc.	46,572	910,483

		1,097,803

Rubber - Tires — 0.3%
Cooper Tire & Rubber Co.#	49,800	1,673,280

Rubber/Plastic Products — 0.5%
Myers Industries, Inc.	9,358	175,930
Trinseo SA	37,000	2,475,300

		2,651,230

Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	18,600	639,840

Savings & Loans/Thrifts — 2.8%
BankFinancial Corp.	7,567	121,375
Beneficial Bancorp, Inc.	187,058	2,796,517
Berkshire Hills Bancorp, Inc.	3,900	131,820
Brookline Bancorp, Inc.	12,900	185,115
Charter Financial Corp.	56,300	915,438
Dime Community Bancshares, Inc.	26,300	498,385
First Defiance Financial Corp.	11,300	553,248
Flagstar Bancorp, Inc.†	15,700	515,274
Flushing Financial Corp.	32,600	891,284
HomeTrust Bancshares, Inc.†	5,500	127,600
Investors Bancorp, Inc.	166,500	2,179,485
Meridian Bancorp, Inc.	53,000	932,800
Meta Financial Group, Inc.	11,700	822,510
Northfield Bancorp, Inc.	95,200	1,533,672
Oritani Financial Corp.	4,800	77,040
Provident Financial Holdings, Inc.	3,564	67,502
Sterling Bancorp#	54,000	1,212,300
Territorial Bancorp, Inc.	2,700	81,621

80

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
United Community Financial Corp.	21,400	$194,526
United Financial Bancorp, Inc.	16,600	287,512
Waterstone Financial, Inc.	15,200	268,280
WSFS Financial Corp.	5,174	231,278

		14,624,582

Schools — 0.3%
American Public Education, Inc.†	11,700	215,865
K12, Inc.†	77,200	1,383,424

		1,599,289

Security Services — 0.1%
Ascent Capital Group, Inc., Class A†	44,400	440,892

Semiconductor Components - Integrated Circuits — 0.4%
Cypress Semiconductor Corp.	142,422	1,949,757

Semiconductor Equipment — 0.2%
Nanometrics, Inc.†	23,400	603,486
Xcerra Corp.†	19,300	189,526

		793,012

Steel - Producers — 0.9%
AK Steel Holding Corp.†#	270,700	1,515,920
Carpenter Technology Corp.#	42,600	1,726,578
Commercial Metals Co.	27,900	527,031
Ryerson Holding Corp.†	3,874	33,316
Schnitzer Steel Industries, Inc., Class A	28,900	777,410

		4,580,255

Telecom Equipment - Fiber Optics — 0.2%
Finisar Corp.†	33,200	801,780
Oclaro, Inc.†#	25,500	214,455

		1,016,235

Telecom Services — 0.6%
Consolidated Communications Holdings, Inc.	23,300	429,885
HC2 Holdings, Inc.†	115,700	527,592
West Corp.	96,600	2,257,542

		3,215,019

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	12,400	274,040
Sonus Networks, Inc.†	190,000	1,312,900

		1,586,940

Telephone - Integrated — 0.2%
IDT Corp., Class B	31,200	458,952
Windstream Holdings, Inc.#	363,800	753,066

		1,212,018

Television — 0.2%
Gray Television, Inc.†	20,900	298,870
Sinclair Broadcast Group, Inc., Class A	25,000	756,250

		1,055,120

Textile - Apparel — 0.1%
Perry Ellis International, Inc.†	21,800	475,894

Tobacco — 0.5%
Universal Corp.#	41,900	2,396,680

Transport - Marine — 0.3%
Costamare, Inc.	245,698	1,540,526
International Seaways, Inc.†	16,000	295,040

		1,835,566

Security Description	Shares	Value (Note 2)

Transport - Truck — 1.4%
ArcBest Corp.	136,320	$4,048,704
Roadrunner Transportation Systems, Inc.†	58,600	437,742
Schneider National, Inc., Class B	22,100	491,725
YRC Worldwide, Inc.†	165,800	2,220,062

		7,198,233

Travel Services — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A†	82,600	1,102,710

Water — 0.4%
American States Water Co.	24,200	1,193,060
Artesian Resources Corp., Class A	2,200	81,598
California Water Service Group	19,060	713,797
Consolidated Water Co., Ltd.	19,100	228,245

		2,216,700

Wire & Cable Products — 0.4%
General Cable Corp.#	117,400	1,989,930

Wireless Equipment — 0.2%
InterDigital, Inc.	11,500	820,525

Total Common Stock
(cost $449,409,982)		515,605,915

WARRANTS — 0.0%
Finance other services — 0.0%
Emergent Capital, Inc.
Expires 10/01/2019
(strike price $10.75)
(cost $0)†(4)	994	0

Total Long-Term Investment Securities
(cost $449,409,982)		515,605,915

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)
(cost $18,481,316)	18,481,316	18,481,316

REPURCHASE AGREEMENTS — 1.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $5,660,019 and collateralized by $1,395,000 of United States Treasury Bonds, bearing interest at 0.75% due 02/15/2045 and by $3,635,000 United States Treasury Bonds bearing interest at 3.75% due 11/15/2043 and having an approximate aggregate value of $5,781,509

(cost $5,660,000)	5,660,000	5,660,000

TOTAL INVESTMENTS
(cost $473,551,298)(3)	101.9%	539,747,231
Liabilities in excess of other assets	(1.9)	(10,242,458)

NET ASSETS	100.0%	$529,504,773

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $66,226,276. This was secured by collateral of $18,481,316, which was received in cash and subsequently invested in short-term investments currently valued at $18,481,316 as reported in the portfolio of investments. Additional collateral of $49,238,140 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

81

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$5,653,572
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	4,645,536
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	9,705,392
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	3,576,201
United States Treasury Notes/Bonds	zero coupon to 8.00%	09/30/2017 to 02/15/2047	25,657,439

(2)	The rate shown is the 7-day yield as of August 31, 2017.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
194	Long	Russell 2000 E-Mini Index	September 2017	$13,553,862	$13,622,680	$68,818

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$515,605,915	$—	$—	$515,605,915
Warrants	—	0	—	0
Short-Term Investment Securities	18,481,316	—	—	18,481,316
Repurchase Agreements	—	5,660,000	—	5,660,000

Total Investments at Value	$534,087,231	$5,660,000	$—	$539,747,231

Other Financial Instruments:+
Futures Contracts	$68,818	$—	$—	$68,818

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

82

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	5.6%
Banks — Super Regional	4.5
Medical — Biomedical/Gene	4.5
Applications Software	4.2
Finance — Credit Card	3.7
Electronic Components — Semiconductors	3.7
Web Portals/ISP	3.5
Cosmetics & Toiletries	3.3
Beverages — Non-alcoholic	2.8
Diagnostic Equipment	2.7
Internet Content — Entertainment	2.5
Insurance — Reinsurance	2.4
Repurchase Agreements	2.3
Oil Companies — Exploration & Production	2.1
Computer Services	2.1
Medical — Drugs	1.9
Insurance — Multi-line	1.8
Medical Products	1.7
Enterprise Software/Service	1.6
Commercial Services — Finance	1.5
Cable/Satellite TV	1.5
Multimedia	1.5
Banks — Commercial	1.5
Transport — Rail	1.3
Insurance — Life/Health	1.3
Retail — Restaurants	1.2
Networking Products	1.2
Diversified Manufacturing Operations	1.2
Electric — Integrated	1.2
Food — Misc./Diversified	1.1
Investment Management/Advisor Services	1.1
Electric — Distribution	1.1
Transport — Services	1.0
Semiconductor Components — Integrated Circuits	1.0
Oil — Field Services	0.9
Retail — Major Department Stores	0.8
Machinery — Construction & Mining	0.8
Commercial Services	0.7
Finance — Other Services	0.7
Electronic Forms	0.6
Retail — Drug Store	0.6
E-Commerce/Services	0.6
Retail — Building Products	0.6
Semiconductor Equipment	0.6
Airlines	0.6
Data Processing/Management	0.5
Consumer Products — Misc.	0.5
Retail — Apparel/Shoe	0.5
Electric Products — Misc.	0.5
Auto — Cars/Light Trucks	0.5
Hotels/Motels	0.5
Industrial Gases	0.5
Medical — Wholesale Drug Distribution	0.4
Pipelines	0.4
U.S. Government Treasuries	0.4
Computers	0.4
Machinery — Farming	0.4
Electronic Measurement Instruments	0.4
Building Products — Air & Heating	0.4
Electronic Components — Misc.	0.4
Non-Hazardous Waste Disposal	0.3
Pharmacy Services	0.3
Banks — Fiduciary	0.3
Entertainment Software	0.3
Finance — Investment Banker/Broker	0.3
Medical — HMO	0.3
Insurance — Property/Casualty	0.3
Chemicals — Diversified	0.3
Insurance Brokers	0.3

Home Decoration Products	0.3
Paper & Related Products	0.3
Food — Retail	0.3
Registered Investment Companies	0.3
Telephone — Integrated	0.2
Diversified Operations	0.2
Auto — Heavy Duty Trucks	0.2
Computers — Memory Devices	0.2
Industrial Automated/Robotic	0.2
Medical Labs & Testing Services	0.2
Medical Instruments	0.2
Engines — Internal Combustion	0.2
E-Commerce/Products	0.2
Medical — Hospitals	0.2
Oil Field Machinery & Equipment	0.2
Apparel Manufacturers	0.2
Auto/Truck Parts & Equipment — Original	0.2
Tools — Hand Held	0.2
Dental Supplies & Equipment	0.2
Advertising Agencies	0.2
Textile — Home Furnishings	0.2
Building Products — Cement	0.2
Retail — Discount	0.2
Retail — Regional Department Stores	0.2
Television	0.2
Finance — Consumer Loans	0.2
Medical Information Systems	0.1
Gas — Distribution	0.1
Agricultural Chemicals	0.1
Retail — Auto Parts	0.1
Containers — Paper/Plastic	0.1
Steel — Producers	0.1
Aerospace/Defense	0.1
Oil Companies — Integrated	0.1
Appliances	0.1
Water	0.1
Electronic Connectors	0.1
Cruise Lines	0.1
Medical — Generic Drugs	0.1
Distribution/Wholesale	0.1
Telecom Services	0.1
Computer Aided Design	0.1
Retail — Perfume & Cosmetics	0.1
Office Automation & Equipment	0.1
Wireless Equipment	0.1
Food — Confectionery	0.1
Building Products — Wood	0.1

100.2%

*	Calculated as a percentage of net assets

83

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Advertising Agencies — 0.2%
Omnicom Group, Inc.#	19,110	$1,383,182

Aerospace/Defense — 0.1%
TransDigm Group, Inc.#	3,484	908,139

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	17,081	495,178
Mosaic Co.	24,573	490,969

		986,147

Airlines — 0.6%
American Airlines Group, Inc.	23,983	1,073,000
Delta Air Lines, Inc.	28,016	1,322,075
Southwest Airlines Co.	30,771	1,604,400
United Continental Holdings, Inc.†#	7,821	484,589

		4,484,064

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.#	41,403	1,004,437
Michael Kors Holdings, Ltd.†	4,294	181,293
Under Armour, Inc., Class C†#	20,491	309,414

		1,495,144

Appliances — 0.1%
Whirlpool Corp.	4,351	746,719

Applications Software — 4.2%
Citrix Systems, Inc.†	3,558	278,271
Intuit, Inc.	12,501	1,768,267
Microsoft Corp.	382,582	28,605,656
Red Hat, Inc.†	1,310	140,825
salesforce.com, Inc.†	30,739	2,935,267

		33,728,286

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.	341,193	3,763,359

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	29,524	1,958,327

Auto/Truck Parts & Equipment - Original — 0.2%
Delphi Automotive PLC	15,439	1,488,320

Banks - Commercial — 1.5%
BB&T Corp.	137,108	6,319,308
M&T Bank Corp.	30,038	4,441,419
Regions Financial Corp.	74,610	1,052,747

		11,813,474

Banks - Fiduciary — 0.3%
Citizens Financial Group, Inc.	28,688	950,433
Northern Trust Corp.	18,835	1,666,898

		2,617,331

Banks - Super Regional — 4.5%
Capital One Financial Corp.	61,326	4,882,163
Comerica, Inc.	14,387	981,913
Fifth Third Bancorp	155,600	4,065,828
Huntington Bancshares, Inc.	42,795	538,789
KeyCorp	51,718	890,067
PNC Financial Services Group, Inc.	78,821	9,884,942
SunTrust Banks, Inc.	46,114	2,540,881
US Bancorp	241,162	12,359,552

		36,144,135

Beverages - Non-alcoholic — 2.8%
Dr Pepper Snapple Group, Inc.#	15,893	1,447,058
Monster Beverage Corp.†	16,188	903,614
PepsiCo, Inc.	174,856	20,236,085

		22,586,757

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.4%
Johnson Controls International PLC	76,651	$3,034,613

Building Products - Cement — 0.2%
Martin Marietta Materials, Inc.	1,296	274,739
Vulcan Materials Co.	8,500	1,030,710

		1,305,449

Building Products - Wood — 0.1%
Masco Corp.	12,078	444,108

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	297,426	12,078,470

Chemicals - Diversified — 0.3%
Eastman Chemical Co.	19,559	1,685,986
LyondellBasell Industries NV, Class A	7,556	684,498

		2,370,484

Chemicals - Specialty — 0.0%
International Flavors & Fragrances, Inc.	451	61,719

Commercial Services — 0.7%
Cintas Corp.#	7,876	1,063,339
Ecolab, Inc.	29,042	3,871,299
Nielsen Holdings PLC	22,844	887,489

		5,822,127

Commercial Services - Finance — 1.5%
Automatic Data Processing, Inc.	44,099	4,695,220
H&R Block, Inc.	2,355	62,973
PayPal Holdings, Inc.†	77,368	4,772,058
S&P Global, Inc.	17,393	2,684,262

		12,214,513

Computer Aided Design — 0.1%
Autodesk, Inc.†	4,946	566,119

Computer Services — 2.1%
Accenture PLC, Class A	39,908	5,218,370
Cognizant Technology Solutions Corp., Class A	24,122	1,707,114
DXC Technology Co.	6,930	589,050
International Business Machines Corp.	63,003	9,011,319

		16,525,853

Computers — 0.4%
Hewlett Packard Enterprise Co.	80,682	1,457,117
HP, Inc.	106,712	2,036,065

		3,493,182

Computers - Memory Devices — 0.2%
NetApp, Inc.	7,026	271,625
Seagate Technology PLC#	19,573	617,137
Western Digital Corp.	11,717	1,034,259

		1,923,021

Consumer Products - Misc. — 0.5%
Kimberly-Clark Corp.	33,770	4,163,503

Containers - Paper/Plastic — 0.1%
Sealed Air Corp.	7,872	349,359
WestRock Co.	9,939	565,629

		914,988

Cosmetics & Toiletries — 3.3%
Colgate-Palmolive Co.	108,412	7,766,636
Procter & Gamble Co.	201,049	18,550,791

		26,317,427

84

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,489	$683,161

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	22,615	2,101,386
Fiserv, Inc.†	16,641	2,058,658
Paychex, Inc.	4,220	240,667

		4,400,711

Dental Supplies & Equipment — 0.2%
DENTSPLY SIRONA, Inc.	25,202	1,425,677

Diagnostic Equipment — 2.7%
Abbott Laboratories	184,383	9,392,470
Danaher Corp.	75,896	6,331,244
Thermo Fisher Scientific, Inc.	29,715	5,560,865

		21,284,579

Distribution/Wholesale — 0.1%
Fastenal Co.	15,084	643,634

Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	41,717	2,993,612
Illinois Tool Works, Inc.	34,689	4,770,084
Parker-Hannifin Corp.	7,312	1,176,428
Pentair PLC	14,110	875,526

		9,815,650

Diversified Operations — 0.2%
Leucadia National Corp.	83,380	1,974,438

E-Commerce/Products — 0.2%
eBay, Inc.†	44,453	1,606,087

E-Commerce/Services — 0.6%
Expedia, Inc.	2,780	412,441
Priceline Group, Inc.†	2,304	4,267,192

		4,679,633

Electric Products - Misc. — 0.5%
Emerson Electric Co.	64,491	3,807,549

Electric - Distribution — 1.1%
CenterPoint Energy, Inc.	107,674	3,189,304
PPL Corp.	138,095	5,418,848

		8,608,152

Electric - Integrated — 1.2%
CMS Energy Corp.	58,662	2,847,453
Eversource Energy#	62,210	3,919,230
WEC Energy Group, Inc.#	45,949	2,996,794

		9,763,477

Electronic Components - Misc. — 0.4%
Corning, Inc.	75,556	2,172,991
Garmin, Ltd.#	15,409	793,563

		2,966,554

Electronic Components - Semiconductors — 3.7%
Broadcom, Ltd.	19,562	4,930,993
Intel Corp.	298,411	10,465,274
Microchip Technology, Inc.#	7,483	649,525
Micron Technology, Inc.†	39,222	1,253,927
NVIDIA Corp.	23,771	4,027,758
Qorvo, Inc.†	3,633	266,008
Skyworks Solutions, Inc.#	4,213	443,882
Texas Instruments, Inc.	86,464	7,160,949

		29,198,316

Security Description	Shares	Value (Note 2)

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	9,019	$717,912

Electronic Forms — 0.6%
Adobe Systems, Inc.†	31,442	4,878,541

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	10,958	709,202
Fortive Corp.	37,948	2,465,481

		3,174,683

Engines - Internal Combustion — 0.2%
Cummins, Inc.	10,180	1,622,488

Enterprise Software/Service — 1.6%
CA, Inc.	12,277	407,351
Oracle Corp.	239,851	12,071,701

		12,479,052

Entertainment Software — 0.3%
Activision Blizzard, Inc.	18,813	1,233,380
Electronic Arts, Inc.†	10,628	1,291,302

		2,524,682

Finance - Consumer Loans — 0.2%
Synchrony Financial	40,161	1,236,557

Finance - Credit Card — 3.7%
American Express Co.	57,742	4,971,586
Discover Financial Services	32,069	1,890,468
MasterCard, Inc., Class A	69,605	9,278,347
Visa, Inc., Class A#	130,424	13,501,492

		29,641,893

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	62,836	2,507,156

Finance - Other Services — 0.7%
CME Group, Inc.	24,376	3,066,501
Intercontinental Exchange, Inc.	33,070	2,138,637

		5,205,138

Food - Confectionery — 0.1%
J.M. Smucker Co.	4,413	462,306

Food - Misc./Diversified — 1.1%
Campbell Soup Co.	19,737	911,849
General Mills, Inc.	81,087	4,318,694
Kraft Heinz Co.	47,217	3,812,773

		9,043,316

Food - Retail — 0.3%
Kroger Co.	102,481	2,241,259

Gas - Distribution — 0.1%
NiSource, Inc.	36,845	990,025

Home Decoration Products — 0.3%
Newell Brands, Inc.	46,592	2,249,462

Hotels/Motels — 0.5%
Marriott International, Inc., Class A	24,363	2,523,519
Wyndham Worldwide Corp.	12,248	1,220,881

		3,744,400

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	11,351	1,862,245

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	25,402	3,692,689

85

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance Brokers — 0.3%
Aon PLC	4,393	$611,330
Marsh & McLennan Cos., Inc.	16,907	1,320,098
Willis Towers Watson PLC	2,553	379,044

		2,310,472

Insurance - Life/Health — 1.3%
Aflac, Inc.	35,412	2,923,261
Lincoln National Corp.	8,769	595,064
Principal Financial Group, Inc.	11,542	721,606
Prudential Financial, Inc.	59,207	6,043,850

		10,283,781

Insurance - Multi-line — 1.8%
Allstate Corp.	37,523	3,395,831
Chubb, Ltd.	57,899	8,188,077
Cincinnati Financial Corp.	6,024	462,884
Loews Corp.	55,265	2,574,244

		14,621,036

Insurance - Property/Casualty — 0.3%
Travelers Cos., Inc.	20,300	2,459,954

Insurance - Reinsurance — 2.4%
Berkshire Hathaway, Inc., Class B†	107,368	19,450,787

Internet Content - Entertainment — 2.5%
Facebook, Inc., Class A†	98,706	16,974,471
Netflix, Inc.†	16,809	2,936,700

		19,911,171

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	12,211	1,691,346
BlackRock, Inc.	11,861	4,969,878
Franklin Resources, Inc.	20,511	886,690
Invesco, Ltd.	13,676	448,299
T. Rowe Price Group, Inc.#	7,505	633,122

		8,629,335

Machinery - Construction & Mining — 0.8%
Caterpillar, Inc.	52,057	6,116,177

Machinery - Farming — 0.4%
Deere & Co.	30,086	3,487,870

Machinery - General Industrial — 0.0%
Roper Technologies, Inc.	1,163	268,258

Medical Information Systems — 0.1%
Cerner Corp.†	16,416	1,112,676

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	15,364	1,746,272

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	7,191	1,128,052
Quest Diagnostics, Inc.	5,800	628,430

		1,756,482

Medical Products — 1.7%
Becton Dickinson and Co.	38,867	7,751,635
Stryker Corp.	39,963	5,649,569

		13,401,204

Medical - Biomedical/Gene — 4.5%
Alexion Pharmaceuticals, Inc.†	16,295	2,320,571
Amgen, Inc.	56,037	9,961,697
Biogen, Inc.†	12,242	3,875,327
Celgene Corp.†	53,531	7,437,062
Gilead Sciences, Inc.	76,845	6,432,695
Illumina, Inc.†	6,349	1,298,117

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	4,165	$2,069,588
Vertex Pharmaceuticals, Inc.†	14,151	2,271,802

		35,666,859

Medical - Drugs — 1.9%
AbbVie, Inc.	153,802	11,581,290
Zoetis, Inc.	62,084	3,892,667

		15,473,957

Medical - Generic Drugs — 0.1%
Perrigo Co. PLC#	8,279	653,710

Medical - HMO — 0.3%
Humana, Inc.	9,726	2,505,612

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.†	19,984	1,571,941

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	17,803	1,428,691
Cardinal Health, Inc.	31,658	2,135,648

		3,564,339

Multimedia — 1.5%
Twenty-First Century Fox, Inc., Class B	49,618	1,344,648
Viacom, Inc., Class B	17,767	508,136
Walt Disney Co.	100,359	10,156,331

		12,009,115

Networking Products — 1.2%
Cisco Systems, Inc.	305,307	9,833,938

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	42,928	2,800,623

Office Automation & Equipment — 0.1%
Xerox Corp.	17,277	557,529

Oil Companies - Exploration & Production — 2.1%
Anadarko Petroleum Corp.	35,536	1,454,489
Apache Corp.#	24,537	953,017
Cabot Oil & Gas Corp.	16,625	424,769
Devon Energy Corp.	34,331	1,077,993
EOG Resources, Inc.	30,897	2,625,936
EQT Corp.	7,872	490,740
Hess Corp.	47,123	1,833,085
Marathon Oil Corp.	165,552	1,840,938
Noble Energy, Inc.	20,412	485,193
Occidental Petroleum Corp.	86,573	5,168,408
Pioneer Natural Resources Co.	6,458	837,280

		17,191,848

Oil Companies - Integrated — 0.1%
Murphy Oil Corp.#	34,888	790,562

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.#	51,004	1,564,293

Oil Refining & Marketing — 0.0%
Valero Energy Corp.	5,183	352,962

Oil-Field Services — 0.9%
Baker Hughes, a GE Company	31,181	1,057,036
Schlumberger, Ltd.	94,538	6,004,108

		7,061,144

Paper & Related Products — 0.3%
International Paper Co.	41,685	2,245,571

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	42,087	2,643,905

86

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pipelines — 0.4%
Kinder Morgan, Inc.	109,565	$2,117,891
ONEOK, Inc.	25,861	1,400,632

		3,518,523

Real Estate Investment Trusts — 5.6%
American Tower Corp.	59,738	8,844,211
AvalonBay Communities, Inc.	8,787	1,649,583
Boston Properties, Inc.	4,161	501,817
Crown Castle International Corp.	46,061	4,994,855
Digital Realty Trust, Inc.	5,391	637,971
Equinix, Inc.	4,741	2,220,732
Equity Residential	15,787	1,060,097
Essex Property Trust, Inc.	799	212,510
GGP, Inc.	35,364	733,803
HCP, Inc.	63,567	1,894,932
Host Hotels & Resorts, Inc.	83,156	1,506,787
JBG SMITH Properties†	6,384	208,948
Prologis, Inc.	35,578	2,254,222
Public Storage	11,458	2,352,786
Realty Income Corp.#	11,177	643,348
Simon Property Group, Inc.	35,226	5,525,198
Ventas, Inc.	39,584	2,709,129
Vornado Realty Trust	12,768	951,088
Welltower, Inc.	31,049	2,273,408
Weyerhaeuser Co.	106,431	3,470,715

		44,646,140

Retail - Apparel/Shoe — 0.5%
Coach, Inc.	24,099	1,004,928
L Brands, Inc.#	26,870	973,231
Ross Stores, Inc.	35,761	2,090,231

		4,068,390

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	5,028	986,142

Retail - Automobile — 0.0%
CarMax, Inc.†#	3,681	247,179

Retail - Building Products — 0.6%
Lowe’s Cos., Inc.	62,390	4,609,997

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.#	7,266	394,253

Retail - Discount — 0.2%
Dollar Tree, Inc.†	16,210	1,290,964

Retail - Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	58,672	4,781,768

Retail - Jewelry — 0.0%
Tiffany & Co.	1,850	169,090

Retail - Major Department Stores — 0.8%
TJX Cos., Inc.	87,621	6,334,998

Retail - Office Supplies — 0.0%
Staples, Inc.	30,753	314,142

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	2,547	562,912

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.#	19,822	788,519
Macy’s, Inc.	23,549	489,113

		1,277,632

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†#	725	229,615
Darden Restaurants, Inc.	6,709	550,742

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Restaurants (continued)
Starbucks Corp.	113,005	$6,199,454
Yum! Brands, Inc.	37,577	2,886,665

		9,866,476

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	29,212	2,444,168
QUALCOMM, Inc.	100,398	5,247,804

		7,691,972

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	64,853	2,926,167
KLA-Tencor Corp.	17,343	1,624,866

		4,551,033

Steel - Producers — 0.1%
Nucor Corp.	16,480	908,213

Telecom Services — 0.1%
Level 3 Communications, Inc.†	10,841	590,076

Telephone - Integrated — 0.2%
CenturyLink, Inc.#	101,001	1,991,740

Television — 0.2%
CBS Corp., Class B	19,927	1,276,524

Textile - Home Furnishings — 0.2%
Mohawk Industries, Inc.†	5,332	1,349,636

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	10,046	1,446,624

Toys — 0.0%
Mattel, Inc.#	13,206	214,201

Transport-Rail — 1.3%
CSX Corp.	52,381	2,629,526
Norfolk Southern Corp.	17,912	2,158,754
Union Pacific Corp.	53,201	5,602,066

		10,390,346

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	68,007	7,777,281

Water — 0.1%
American Water Works Co., Inc.	9,183	742,905

Web Portals/ISP — 3.5%
Alphabet, Inc., Class A†	16,446	15,709,877
Alphabet, Inc., Class C†	13,440	12,624,595

		28,334,472

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,303	555,420

Total Long-Term Investment Securities
(cost $559,475,738)		777,402,814

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	2,165,286	2,165,286

U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.97% due 09/07/17(4)	$3,500,000	3,499,480

Total Short-Term Investment Securities
(cost $5,664,720)		5,664,766

87

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $18,211,061, and collateralized by $18,630,000 of United States Treasury Bonds, bearing interest at 0.75%, due 02/15/2045 and having an approximate value of $18,578,805 (cost $18,211,000)	18,211,000	$18,211,000

TOTAL INVESTMENTS
(cost $583,351,458)(3)	100.2%	801,278,580
Liabilities in excess of other assets	(0.2)	(1,380,732)

NET ASSETS	100.0%	$799,897,848

†	Non-income producing security
#	The security or a portion thereof is on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of August 31, 2017.
(2)	At August 31, 2017, the Fund had loaned securities with a total value of $38,213,853. This was secured by collateral of $2,165,286, which was received in cash and subsequently invested in short-term investments currently valued at $2,165,286 as reported in the Portfolio of Investments. Additional collateral of $37,010,786 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$3,679,764
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	3,023,659
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	6,316,989
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	472,396
United States Treasury Notes/Bonds	zero coupon to 8.00%	09/30/2017 to 02/15/2047	23,517,978

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
187	Long	S&P 500 E-Mini Index	September 2017	$22,769,681	$23,095,435	$325,754

#	Notional basis refers to the Contractual amount agreed upon at inception of the open Contract; Notional Value represents the Current Value of the open Contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$777,402,814	$—	$—	$777,402,814
Short Term Investment Securities:
Registered Investment Companies	2,165,286	—	—	2,165,286
U.S. Government Treasuries	—	3,499,480	—	3,499,480
Repurchase Agreements	—	18,211,000	—	18,211,000

Total Investments at Value	$779,568,100	$21,710,480	$—	$801,278,580

Other Financial Instruments:+
Futures Contracts	$325,754	$—	$—	$325,754

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

88

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited)

Industry Allocation*

Sovereign	14.4%
Registered Investment Companies	7.1
Diversified Financial Services	6.2
Federal National Mtg. Assoc.	5.0
Diversified Banking Institutions	4.8
Time Deposits	4.7
Banks — Commercial	4.2
United States Treasury Notes	3.5
Federal Home Loan Mtg. Corp.	3.4
Oil Companies — Exploration & Production	3.3
Cable/Satellite TV	2.7
Pipelines	2.6
Oil Companies — Integrated	1.8
Cellular Telecom	1.7
Telephone — Integrated	1.3
Electric — Integrated	1.3
Real Estate Investment Trusts	1.1
Computers	1.0
Medical — Hospitals	1.0
United States Treasury Bonds	0.9
Auto — Cars/Light Trucks	0.9
Medical — Drugs	0.9
Oil Refining & Marketing	0.8
Paper & Related Products	0.8
Finance — Consumer Loans	0.8
Chemicals — Diversified	0.8
Satellite Telecom	0.7
Finance — Auto Loans	0.7
Computer Services	0.7
Gambling (Non-Hotel)	0.7
Insurance — Multi-line	0.6
Oil — Field Services	0.6
Enterprise Software/Service	0.5
Energy — Alternate Sources	0.5
Banks — Super Regional	0.5
Aerospace/Defense — Equipment	0.5
Banks — Special Purpose	0.5
Metal — Copper	0.5
Real Estate Management/Services	0.5
Savings & Loans/Thrifts	0.5
Metal Processors & Fabrication	0.4
Printing — Commercial	0.4
Computers — Memory Devices	0.4
Containers — Metal/Glass	0.4
Independent Power Producers	0.4
Investment Management/Advisor Services	0.4
Retail — Restaurants	0.4
Finance — Credit Card	0.4
Building Products — Wood	0.4
Cruise Lines	0.4
Rental Auto/Equipment	0.4
Electric — Generation	0.4
Finance — Leasing Companies	0.4
Airlines	0.3
Insurance — Life/Health	0.3
Transport — Rail	0.3
Internet Connectivity Services	0.3
Central Bank	0.3
Retail — Office Supplies	0.3
Building & Construction — Misc.	0.3
Gas — Distribution	0.3
Medical Products	0.3
Wire & Cable Products	0.3
Steel — Producers	0.3
Brewery	0.3
Food — Retail	0.3
Retail — Appliances	0.3
Finance — Investment Banker/Broker	0.3
Batteries/Battery Systems	0.3

E-Commerce/Services	0.3
Telecom Services	0.3
Building — Heavy Construction	0.3
Marine Services	0.3
Diversified Operations	0.3
Machinery — Construction & Mining	0.3
Internet Content — Entertainment	0.3
Diversified Manufacturing Operations	0.2
Semiconductor Equipment	0.2
Diversified Minerals	0.2
Finance — Mortgage Loan/Banker	0.2
Auto — Heavy Duty Trucks	0.2
Containers — Paper/Plastic	0.2
Building & Construction Products — Misc.	0.2
Sovereign Agency	0.2
Agricultural Chemicals	0.2
Radio	0.2
Coal	0.2
Food — Dairy Products	0.2
Building — Residential/Commercial	0.2
Auction Houses/Art Dealers	0.2
Metal — Iron	0.2
Broadcast Services/Program	0.2
Networking Products	0.2
Precious Metals	0.2
Finance — Other Services	0.2
Resorts/Theme Parks	0.2
Cosmetics & Toiletries	0.2
Travel Services	0.2
Auto/Truck Parts & Equipment — Original	0.2
Oil Field Machinery & Equipment	0.2
Television	0.2
Publishing — Books	0.2
Retail — Automobile	0.2
Electronic Parts Distribution	0.2
Hotels/Motels	0.2
Data Processing/Management	0.2
SupraNational Banks	0.2
Investment Companies	0.2
Racetracks	0.2
Platinum	0.2
Transport — Services	0.2
Coatings/Paint	0.2
Food — Misc./Diversified	0.2
Medical — Generic Drugs	0.2
Building Products — Cement	0.2
Metal — Diversified	0.1
Medical — Biomedical/Gene	0.1
Commercial Services	0.1
Retail — Misc./Diversified	0.1
Electric Products — Misc.	0.1
Food — Wholesale/Distribution	0.1
Gold Mining	0.1
Electronic Components — Semiconductors	0.1
Distribution/Wholesale	0.1
Banks — Fiduciary	0.1
Insurance — Mutual	0.1
Medical — HMO	0.1
Casino Hotels	0.1
Telecommunication Equipment	0.1
E-Commerce/Products	0.1
Appliances	0.1
Real Estate Operations & Development	0.1
Airport Development/Maintenance	0.1
Government National Mtg. Assoc.	0.1
Petrochemicals	0.1
Retail — Drug Store	0.1
Food — Meat Products	0.1
Banks — Money Center	0.1

89

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Tools — Hand Held	0.1%
Medical Labs & Testing Services	0.1
Oil & Gas Drilling	0.1
Semiconductor Components — Integrated Circuits	0.1
Multimedia	0.1
Beverages — Wine/Spirits	0.1
Transport — Marine	0.1
Retail — Discount	0.1
Power Converter/Supply Equipment	0.1
Advertising Agencies	0.1
Pharmacy Services	0.1
Transport — Equipment & Leasing	0.1

108.4%

Credit Quality†#

Aaa	16.6%
Aa	1.8
A	10.2
Baa	17.8
Ba	18.2
B	21.8
Caa	5.2
Not Rated@	8.4

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017

Security Description	Principal Amount(17)	Value (Note 2)

ASSET BACKED SECURITIES — 6.0%
Diversified Financial Services — 6.0%
Ally Auto Receivables Trust Series 2017-4, Class A3 1.75% due 12/15/2021	$2,200,000	$2,203,305
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.60% (1 ML+0.37%) due 12/15/2021	84,000	84,357
American Express Credit Account Master Trust Series 2017-3, Class A 1.77% due 11/15/2022	1,030,000	1,031,955
American Express Credit Account Master Trust Series 2017-1, Class A 1.93% due 09/15/2022	3,000,000	3,019,367
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	150,000	150,563
BMW Vehicle Lease Trust Series 2017-1, Class A3 1.98% due 05/20/2020	200,000	201,004
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	2,364,000	2,352,125
CarMax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	500,000	496,921
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	433,902	435,950
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	300,000	298,788
Chase Issuance Trust Series 2015-A4, Class A4 1.84% due 04/15/2022	3,100,000	3,110,699
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(18)	922,186	950,504
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	2,666,000	2,680,194
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	1,447,000	1,460,794
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	142,000	146,867
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	584,000	582,313
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	228,564
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	153,707	155,815
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.13%due 03/10/2048(1)(3)(18)	3,126,292	157,126
COMM Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	80,000	81,765
COMM Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	100,000	104,524

Security Description	Principal Amount(17)	Value (Note 2)

Diversified Financial Services (continued)
Discover Card Execution Note Trust Series 2017-A6, Class A6 1.88% due 02/15/2023	$2,100,000	$2,107,688
Ford Credit Auto Owner Trust Series 2016-A, ClassA4 1.60% due 06/15/2021	2,000,000	1,997,897
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	114,256
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	129,000	129,334
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	120,000	121,861
GM Financial Automobile Leasing Trust Series 2016-2, Class A3 1.62% due 09/20/2019	1,580,000	1,580,315
GM Financial Automobile Leasing Trust Series 2017-2, Class A4 2.18% due 06/21/2021	100,000	100,084
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	76,462
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	168,000	167,756
Honda Auto Receivables Owner Trust Series 2017-1, ClassA3 1.72% due 07/21/2021	2,000,000	2,003,568
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	2,280,000	2,250,039
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022(4)	2,260,000	2,259,608
JPMDB Commercial Mtg Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)	833,000	848,432
Nissan Auto Receivables Owner Trust Series 2017-B, ClassA4 1.95% due 10/16/2023	3,000,000	3,008,176
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,600
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	3,100,000	3,123,522
Toyota Auto Receivables Series 2016-C, ClassA3 1.14% due 08/17/2020	2,863,000	2,849,003
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4 1.47% due 09/15/2021	300,000	299,135
Verizon Owner Trust Series 2016-2A, ClassA 1.68% due 05/20/2021*	2,000,000	1,999,340
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	270,000	269,090

Total Asset Backed Securities
(cost $45,372,121)		45,339,666

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 39.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	$217,000	$230,167
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	180,000	183,151

		413,318

Aerospace/Defense - Equipment — 0.5%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	1,343,000	1,393,362
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	1,605,000	1,532,775
United Technologies Corp. Senior Notes 1.90% due 05/04/2020#	325,000	325,144
United Technologies Corp. Senior Notes 4.05% due 05/04/2047#	236,000	239,596

		3,490,877

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.88% due 11/15/2041	138,000	130,544

Airlines — 0.3%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(4)(5)	57,228	57,434
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	334,000	339,362
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,029,152	1,062,599
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,001,598	1,051,678

		2,511,073

Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	202,000	214,011

Applications Software — 0.0%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037#	277,000	302,682

Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,520,000	1,571,984

Auto - Cars/Light Trucks — 0.6%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	442,000	438,222
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	318,000	317,258

Security Description	Principal Amount(17)	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*	$485,000	$481,222
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	153,000	151,143
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	357,000	358,910
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	639,000	644,660
Ford Motor Co. Senior Notes 5.29% due 12/08/2046#	259,000	265,909
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019#	458,000	457,816
General Motors Co. Senior Notes 5.15% due 04/01/2038	188,000	190,277
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	514,000	519,350
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019#	759,000	760,568
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	243,000	244,434

		4,829,769

Auto - Heavy Duty Trucks — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,675,000	1,754,563

Auto/Truck Parts & Equipment - Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	161,000	161,366

Banks - Commercial — 0.8%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	719,000	754,315
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	270,324
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	299,000	297,740
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	888,000	916,981
PNC Bank NA Senior Notes 2.00% due 05/19/2020	470,000	471,966
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	481,000	484,187
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,495,000	2,039,826

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	$465,000	$474,150
Santander Holdings USA, Inc. Senior Notes 4.40% due 07/13/2027*#	223,000	229,651

		5,939,140

Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	229,000	231,347
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	638,000	672,001

		903,348

Banks - Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	308,000	317,720
Huntington National Bank Senior Notes 2.38% due 03/10/2020	268,000	270,513
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	562,000	565,985
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	631,000	644,890
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	553,000	573,771
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	582,000	632,147
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	66,218

		3,071,244

Batteries/Battery Systems — 0.3%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,028,000	2,086,305

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	239,000	239,582
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	446,000	455,062
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	216,000	224,665
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	470,000	523,267
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	126,000	143,642

		1,586,218

Security Description	Principal Amount(17)	Value (Note 2)

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	$1,498,000	$1,542,940

Building & Construction Products - Misc. — 0.2%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	622,000	603,900
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*#	1,104,000	1,131,600

		1,735,500

Building & Construction - Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,446,000	2,384,850

Building Products - Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	223,000	225,702

Building Products - Cement — 0.1%
CEMEX Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	400,000	423,520

Building Products - Wood — 0.4%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	1,890,000	1,979,775
Masco Corp. Senior Notes 4.45% due 04/01/2025	477,000	514,254
Masco Corp. Senior Notes 4.50% due 05/15/2047	227,000	231,616

		2,725,645

Building - Heavy Construction — 0.3%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,815,000	1,951,125

Building - Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	146,000	150,380
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	1,212,000	1,254,420
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 03/15/2027	170,000	174,675

		1,579,475

Cable/Satellite TV — 1.2%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,577,000	1,689,361
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028*	707,000	690,666
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	1,850,000	1,981,852

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*		$148,000	$151,154
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		257,000	294,142
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045		69,000	79,270
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024#		2,265,000	2,324,456
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021		1,352,000	1,492,270
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026		534,000	626,783

			9,329,954

Casino Hotels — 0.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022#		829,000	892,211

Cellular Telecom — 1.3%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		2,993,000	3,299,782
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		5,352,000	6,115,356

			9,415,138

Chemicals - Diversified — 0.3%
Eastman Chemical Co. Senior Notes 1.88% due 11/23/2026	EUR	590,000	732,089
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020		1,413,000	1,285,830

			2,017,919

Chemicals - Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		193,000	259,703

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,610,000	1,642,200

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027		151,000	155,174
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020		447,000	449,184

Security Description	Principal Amount(17)		Value (Note 2)

Coatings/Paint (continued)
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022#		$379,000	$381,877
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047#		114,000	119,961

			1,106,196

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 1.00% due 01/15/2024	EUR	500,000	602,702
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		458,000	460,719

			1,063,421

Commercial Services - Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		178,000	180,432

Computer Services — 0.7%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		1,215,000	1,298,531
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		2,074,000	2,103,306
Leidos Holdings, Inc. Senior Sec. Notes 4.45% due 12/01/2020		1,559,000	1,636,950

			5,038,787

Computers — 1.0%
Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	890,000	1,071,060
Apple, Inc. Senior Notes 2.85% due 05/06/2021		367,000	379,136
Apple, Inc. Senior Notes 2.85% due 02/23/2023		352,000	361,816
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		2,995,000	3,345,899
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*#		916,000	1,153,101
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*		262,000	338,014
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		643,000	693,632

			7,342,658

Computers - Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024		900,000	1,068,750

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		$1,523,000	$1,781,910
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		1,190,000	1,273,300

			3,055,210

Containers - Paper/Plastic — 0.2%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		1,354,000	1,414,930
WestRock Co. Company Guar. Notes 3.38% due 09/15/2027*#		330,000	331,980

			1,746,910

Cosmetics & Toiletries — 0.2%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		1,133,000	1,152,828
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021		299,000	297,440

			1,450,268

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 1.10% due 07/15/2024	EUR	900,000	1,073,248
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046		175,000	182,745

			1,255,993

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*		880,000	908,600

Diversified Banking Institutions — 2.5%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021		297,000	297,799
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	1,100,000	1,402,981
Bank of America Corp. Senior Notes 3.59% due 07/21/2028#		297,000	300,502
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		1,735,000	1,796,706
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		415,000	517,419
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023		466,000	467,867
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		263,000	267,045
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		1,816,000	1,924,299

Security Description	Principal Amount(17)		Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		$209,000	$254,783
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	825,000	1,047,828
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	550,000	703,584
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023		472,000	473,264
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		431,000	447,986
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		569,000	716,957
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		366,000	482,718
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019#		314,000	316,982
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020		850,000	867,697
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023		636,000	654,360
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		879,000	888,486
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	600,000	747,901
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	725,000	929,504
Morgan Stanley Senior Notes 2.75% due 05/19/2022		857,000	864,187
Morgan Stanley Senior Notes 3.59% due 07/22/2028		285,000	288,801
Morgan Stanley Senior Notes 3.97% due 07/22/2038		219,000	221,637
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		439,000	461,172
Morgan Stanley Sub. Notes 5.00% due 11/24/2025#		946,000	1,041,203

			18,383,668

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		421,000	422,783

Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026		355,000	351,856

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Textron, Inc. Senior Notes 4.00% due 03/15/2026	$315,000	$331,524
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	305,000	308,970

		992,350

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	320,000	330,021

Electric Products - Misc. — 0.1%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	977,000	1,020,965

Electric - Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	691,000	756,251

Electric - Integrated — 0.6%
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	221,000	223,114
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	131,000	133,024
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	545,000	632,913
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	322,000	330,908
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	431,000	446,774
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	444,000	453,597
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	230,000	240,048
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	612,000	826,339
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	280,000	280,600
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	539,000	560,040
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046#	367,000	386,722
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	215,000	258,740

		4,772,819

Electronic Components - Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	237,000	236,792

Security Description	Principal Amount(17)	Value (Note 2)

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 2.35% due 05/11/2022#	$980,000	$990,757

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,270,000	1,292,390

Energy - Alternate Sources — 0.5%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,941,000	2,033,197
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	1,844,000	1,908,540

		3,941,737

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	2,492,000	2,678,900
Oracle Corp. Senior Notes 1.90% due 09/15/2021	642,000	640,389
Oracle Corp. Senior Notes 3.85% due 07/15/2036#	573,000	596,574
Oracle Corp. Senior Notes 3.90% due 05/15/2035	105,000	109,769

		4,025,632

Finance - Auto Loans — 0.7%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	2,805,000	3,028,558
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,933,000	2,044,148

		5,072,706

Finance - Consumer Loans — 0.8%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,925,000	1,925,000
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	774,000	820,440
Navient Corp. Senior Notes 5.63% due 08/01/2033	1,439,000	1,205,163
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	1,715,000	1,796,462

		5,747,065

Finance - Credit Card — 0.4%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,650,000	1,695,375
American Express Co. Senior Notes 2.50% due 08/01/2022	1,062,000	1,066,993

		2,762,368

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker — 0.3%
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	$115,000	$117,118
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	5,820
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,660,000	1,738,850
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	279,000	285,933

		2,147,746

Finance - Leasing Companies — 0.1%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	296,000	334,721
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	214,000	218,977

		553,698

Finance - Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,725,000	1,806,937

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	397,000	399,425
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	173,000	174,519
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	309,000	309,761
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022#	209,000	211,524

		1,095,229

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	131,000	137,607

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	436,000	468,402

Food - Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,935,000	1,743,919

Security Description	Principal Amount(17)	Value (Note 2)

Food - Retail (continued)
Kroger Co. Senior Notes 4.65% due 01/15/2048#	$446,000	$440,332

		2,184,251

Food - Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,020,000	1,000,875

Gambling (Non-Hotel) — 0.4%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*#	1,277,000	1,340,850
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,385,000	1,540,813
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)(5)	272,905	3,875

		2,885,538

Gas - Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	189,000	206,980
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	320,000	327,428
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	152,000	161,983
Sempra Energy Senior Notes 3.25% due 06/15/2027#	121,000	120,700

		817,091

Hotels/Motels — 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	1,145,000	1,256,638

Independent Power Producers — 0.4%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	1,325,000	1,298,500
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026#	1,650,000	1,687,125

		2,985,625

Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	122,000	125,276

Insurance - Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	231,000	234,553
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	549,000	540,191

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	$184,000	$199,784

		974,528

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	288,000	363,804
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	195,000	216,086
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	1,291,000	1,303,065

		1,882,955

Insurance - Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	147,000	153,800
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*	75,000	83,024
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	287,000	288,829
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	371,000	373,673

		899,326

Insurance - Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	308,000	307,098

Internet Connectivity Services — 0.3%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,494,000	1,561,230
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	855,000	918,860

		2,480,090

Internet Content - Entertainment — 0.3%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,737,000	1,880,302

Investment Management/Advisor Services — 0.3%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,270,000	2,313,422

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 3.30% due 06/09/2024#	547,000	570,237
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,261,000	1,320,897

		1,891,134

Security Description	Principal Amount(17)		Value (Note 2)

Machinery - Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022		$225,000	$235,121

Machinery - General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026		123,000	128,144

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022*		1,880,000	1,908,200

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		113,000	116,133
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		196,000	198,524
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*#		226,000	221,879

			536,536

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 0.37% due 06/06/2019	EUR	715,000	855,062
Becton Dickinson and Co. Senior Notes 1.90% due 12/15/2026	EUR	600,000	723,152
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027		766,000	775,528

			2,353,742

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022		418,000	421,344
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		314,000	326,231
Celgene Corp. Senior Notes 3.63% due 05/15/2024		336,000	350,932

			1,098,507

Medical - Drugs — 0.2%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*		1,000,000	837,500
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		198,000	213,469
Johnson & Johnson Senior Notes 3.63% due 03/03/2037		151,000	157,912

			1,208,881

Medical - Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022		423,000	434,522

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	$362,000	$361,961
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	302,000	303,352
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	219,000	230,064

		895,377

Medical - Hospitals — 1.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	1,135,000	1,143,512
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,639,000	1,763,974
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	2,332,000	2,407,790
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	1,862,000	1,861,628

		7,176,904

Metal Processors & Fabrication — 0.4%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	1,799,000	1,933,925
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,218,000	1,286,512

		3,220,437

Metal - Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*#	330,000	334,161

Multimedia — 0.1%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	231,000	233,042
Viacom, Inc. Senior Notes 5.25% due 04/01/2044#	122,000	117,957
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	153,000	153,328

		504,327

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019#	781,000	787,373
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	743,000	750,922

		1,538,295

Oil Companies - Exploration & Production — 2.4%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	348,000	406,837

Security Description	Principal Amount(17)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	$1,850,000	$1,794,500
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	174,000	176,633
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025#	471,000	489,840
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	1,210,000	1,216,050
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*#	1,550,000	1,387,250
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	154,000	156,232
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	153,000	163,325
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*#	1,725,000	1,686,187
Hess Corp. Senior Notes 4.30% due 04/01/2027#	222,000	217,674
Hess Corp. Senior Notes 5.60% due 02/15/2041	429,000	419,041
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,339,000	2,210,355
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027#	447,000	452,216
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	436,000	481,327
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,659,460
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028#	410,000	411,116
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	235,000	236,440
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	103,000	104,178
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	1,190,000	1,192,975
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,430,000	1,090,375
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	1,317,000	1,191,885
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	737,000	795,960

		17,939,856

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated — 0.1%
Chevron Corp. Senior Notes 1.96% due 03/03/2020#	$249,000	$250,679
Chevron Corp. Senior Bonds 1.99% due 03/03/2020#	274,000	276,693
Chevron Corp. Senior Notes 2.50% due 03/03/2022	201,000	204,693
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018#	252,000	251,921

		983,986

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,399,000	1,378,015

Oil Refining & Marketing — 0.5%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	1,265,000	1,355,131
PBF Holding Co LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*#	2,434,000	2,409,660

		3,764,791

Oil-Field Services — 0.2%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	1,946,000	1,211,385
Halliburton Co. Senior Notes 4.85% due 11/15/2035	119,000	129,067

		1,340,452

Paper & Related Products — 0.4%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	530,000	594,733
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	872,000	909,071
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	949,000	1,009,498
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	271,000	298,161
International Paper Co. Senior Notes 4.40% due 08/15/2047	81,000	82,352
International Paper Co. Senior Notes 5.00% due 09/15/2035	170,000	190,110

		3,083,925

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023#	163,000	164,118
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046#	234,000	246,258

		410,376

Security Description	Principal Amount(17)	Value (Note 2)

Pipelines — 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	$1,279,000	$1,304,580
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,655,000	3,020,062
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	88,000	88,308
Enable Midstream Partners LP Senior Notes 5.00% due 05/15/2044	397,000	383,260
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	230,000	298,023
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035#	141,000	139,720
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	35,000	37,443
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	634,000	724,030
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	290,000	303,582
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	351,000	332,425
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,213,000	1,140,220
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	678,000	664,440
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,407,000	1,463,280
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	164,000	154,712
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	134,000	138,177
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	305,000	327,223
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*#	359,000	368,873
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	367,000	371,305
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	144,000	145,509
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	229,000	242,970
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,529,000	1,502,243

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	$1,678,000	$1,682,195
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,685,000	1,685,000
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026#	309,000	321,329
Williams Partners LP Senior Notes 3.75% due 06/15/2027	257,000	257,131
Williams Partners LP Senior Notes 5.10% due 09/15/2045	553,000	578,034

		17,674,074

Platinum — 0.2%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*#	1,125,000	1,151,145

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 3.15% due 08/15/2027#	158,000	159,710
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	269,000	275,572

		435,282

Precious Metals — 0.2%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024*	1,535,000	1,535,000

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,090,000	1,182,650

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,605,000	1,685,250

Real Estate Investment Trusts — 1.1%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,826,000	1,885,345
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*#	1,280,000	1,318,400
GEO Group, Inc. Company Guar. Notes 6.00% due 04/15/2026	1,205,000	1,241,150
iStar, Inc. Senior Notes 6.00% due 04/01/2022#	1,856,000	1,907,040
Simon Property Group LP Senior Notes 4.25% due 11/30/2046#	219,000	227,914
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021	1,666,000	1,726,393

		8,306,242

Security Description	Principal Amount(17)	Value (Note 2)

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	$1,826,000	$1,876,215
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	1,595,000	1,626,900

		3,503,115

Rental Auto/Equipment — 0.4%
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*#	1,185,000	1,297,575
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,295,000	1,307,950

		2,605,525

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	1,455,000	1,467,804

Retail - Apparel/Shoe — 0.0%
Coach, Inc. Senior Notes 3.00% due 07/15/2022	190,000	189,941

Retail - Appliances — 0.3%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	2,236,000	2,168,920

Retail - Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	276,000	277,052

Retail - Automobile — 0.2%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,268,000	1,296,530

Retail - Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	468,000	472,279

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	210,302	224,518
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	134,144	153,179
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	286,767	333,641

		711,338

Retail - Misc./Diversified — 0.1%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	988,000	1,041,105

Retail - Office Supplies — 0.3%
Arch Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*#	2,480,000	2,402,500

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Restaurants — 0.4%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		$2,045,000	$2,019,437
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*#		875,000	897,969

			2,917,406

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(6)(7)		25,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		1,450,000	1,582,313

Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020		337,000	341,513
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020#		1,662,000	1,848,045
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		1,028,000	1,218,159

			3,407,717

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020#		348,000	350,577
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047		162,000	167,459

			518,036

Semiconductor Equipment — 0.0%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047		206,000	220,878

Telecom Services — 0.2%
Embarq Corp. Senior Notes 8.00% due 06/01/2036		1,430,000	1,451,450

Telecommunication Equipment — 0.1%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		841,000	870,435

Telephone - Integrated — 1.0%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023#		281,000	280,237
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		771,000	779,547
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	875,000	1,050,228
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		424,000	384,652

Security Description	Principal Amount(17)	Value (Note 2)

Telephone - Integrated (continued)
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	$533,000	$521,970
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	139,000	133,228
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	863,000	871,834
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	700,000	710,902
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#	1,386,000	1,318,432
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*	258,000	259,096
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	190,000	190,271
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	675,000	627,325
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	597,000	644,034

		7,771,756

Television — 0.2%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	982,000	1,104,750

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	152,000	150,788
GATX Corp. Senior Notes 3.85% due 03/30/2027#	245,000	253,887

		404,675

Transport - Services — 0.1%
United Parcel Service, Inc. Senior Notes 2.35% due 05/16/2022#	416,000	421,766

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,400,000	1,440,250

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*#	162,000	167,857

Wire & Cable Products — 0.3%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	2,257,000	2,307,782

Total U.S. Corporate Bonds & Notes
(cost $285,927,388)		293,318,999

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 20.9%
Aerospace/Defense-Equipment — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*		$329,000	$334,770

Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,540,000	1,601,600

Airlines — 0.0%
Latam Airlines Group SA Senior Notes 7.25% due 06/09/2020*		300,000	320,640

Airport Development/Maintenance — 0.1%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2022	EUR	620,000	791,812

Appliances — 0.1%
Arcelik AS Senior Notes 5.00% due 04/03/2023		605,000	621,446

Auto - Cars/Light Trucks — 0.3%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*		386,000	385,355
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	700,000	891,409
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	600,000	717,892

			1,994,656

Auto/Truck Parts & Equipment-Original — 0.2%
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023		1,200,000	1,230,000

Banks - Commercial — 3.3%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	425,000	569,317
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	675,000	1,039,487
ADCB Finance Cayman, Ltd. Company Guar. Notes 4.50% due 03/06/2023		325,000	338,471
Akbank Turk AS Senior Notes 5.13% due 03/31/2025		870,000	867,425
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		450,000	491,063
Banco Macro SA Sub. Notes 6.75% due 11/04/2026*		330,000	344,035
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		350,000	369,518
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		1,045,000	1,138,596

Security Description	Principal Amount(17)		Value (Note 2)

Banks - Commercial (continued)
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	400,000	$592,838
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	400,000	547,812
BPCE SA Sub. Notes 2.88% due 04/22/2026	EUR	400,000	516,818
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*		570,000	575,004
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		675,000	693,114
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,100,000	1,473,183
Danske Bank A/S Sub. Notes 3.88% due 10/04/2023	EUR	625,000	773,278
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		398,000	399,560
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*		485,000	488,077
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	1,200,000	1,669,527
HSBC Bank PLC Sub. Notes 5.00% due 03/20/2023	GBP	800,000	1,055,253
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		350,000	382,635
ING Groep NV Senior Notes 0.75% due 03/09/2022	EUR	600,000	723,637
Intesa Sanpaolo SpA Senior Notes 1.13% due 01/14/2020	EUR	1,000,000	1,219,022
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		507,000	535,812
Intesa Sanpaolo SpA Sub. Notes 6.63% due 09/13/2023	EUR	600,000	885,910
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		314,000	315,300
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		1,083,000	1,091,156
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		474,000	475,628
PKO Bank Polski SA Via PKO Finance AB Senior Notes 4.63% due 09/26/2022		235,000	252,505
Santander Issuances SAU Company Guar. Notes 3.25% due 04/04/2026	EUR	600,000	772,076

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		$200,000	$204,169
Standard Chartered PLC Sub. Notes 3.13% due 11/19/2024	EUR	700,000	911,483
Swedbank AB Sub. Notes 1.00% due 11/22/2027	EUR	1,200,000	1,426,972
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021		442,000	438,312
Turkiye Is Bankasi Senior Notes 5.38% due 10/06/2021		350,000	358,271
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*		200,000	204,726
Union National Bank PJSC Senior Notes 2.75% due 10/05/2021		340,000	336,668
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031		221,000	229,592

			24,706,250

Banks - Money Center — 0.1%
Lloyds Bank PLC Sub. Notes 9.63% due 04/06/2023	GBP	325,000	580,568

Banks - Special Purpose — 0.1%
Development Bank of Kazakhstan Senior Notes 4.13% due 12/10/2022		425,000	431,481
Nederlandse Waterschapsbank NV Senior Notes 1.13% due 01/28/2019	EUR	400,000	486,846

			918,327

Beverages - Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		276,000	277,890

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		498,000	500,885

Brewery — 0.1%
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	500,000	650,622

Building Products-Cement — 0.1%
St Marys Cement, Inc. Company Guar. Notes 5.75% due 01/28/2027*		350,000	368,813

Cable/Satellite TV — 1.5%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		3,080,000	3,373,216
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#		1,975,000	2,137,345

Security Description	Principal Amount(17)		Value (Note 2)

Cable/Satellite TV (continued)
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		$3,717,000	$4,014,435
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*		1,625,000	1,675,781

			11,200,777

Cellular Telecom — 0.4%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*#		1,354,000	1,404,775
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		350,000	370,817
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023		325,000	367,711
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		225,000	254,570
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023		200,000	216,102

			2,613,975

Chemicals - Diversified — 0.5%
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		310,000	320,850
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027		336,000	336,994
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*#		1,555,000	1,551,112
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Senior Notes 5.38% due 09/01/2025*		1,255,000	1,283,238

			3,492,194

Computers - Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#		2,050,000	1,997,405

Cruise Lines — 0.4%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*#		905,000	937,806
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		1,650,000	1,777,875

			2,715,681

Diversified Banking Institutions — 2.1%
Banco Santander SA Senior Notes 1.38% due 02/09/2022	EUR	600,000	733,750
Barclays PLC Sub. Notes 4.84% due 05/09/2028		270,000	280,879
BNP Paribas SA Senior Bonds 1.50% due 11/17/2025	EUR	850,000	1,026,675

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*#		$671,000	$698,277
Credit Agricole SA Senior Notes 1.88% due 12/20/2026	EUR	800,000	986,558
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*		485,000	511,520
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		747,000	783,954
HSBC Holdings PLC Senior Notes 0.88% due 09/06/2024	EUR	600,000	716,304
HSBC Holdings PLC Sub. Notes 3.00% due 06/30/2025	EUR	600,000	797,249
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023		361,000	370,457
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028		401,000	421,958
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		652,000	686,777
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022		374,000	376,600
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		386,000	394,413
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		396,000	392,669
Royal Bank of Scotland Group PLC Senior Notes 2.00% due 03/08/2023	EUR	1,125,000	1,396,194
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		200,000	202,163
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	205,771
UBS AG Senior Notes 2.20% due 06/08/2020*		230,000	230,992
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	700,000	916,647
UBS Group Funding Switzerland AG Company Guar. Bonds 1.25% due 09/01/2026	EUR	700,000	832,424
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		276,000	284,004
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*		311,000	330,042
UniCredit SpA Senior Notes 2.00% due 03/04/2023	EUR	900,000	1,127,288

Security Description	Principal Amount(17)		Value (Note 2)

Diversified Banking Institutions (continued)
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#		$483,000	$505,879
UniCredit SpA Sub. Notes 6.95% due 10/31/2022	EUR	600,000	867,426

			16,076,870

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		515,000	561,216

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*		893,000	903,629

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*		1,795,000	1,853,338

Diversified Operations — 0.3%
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		735,000	766,605
KOC Holding AS Senior Notes 5.25% due 03/15/2023		1,070,000	1,134,371

			1,900,976

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		500,000	522,928

Electric - Distribution — 0.0%
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		300,000	323,047

Electric - Generation — 0.2%
Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*		200,000	208,000
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*		200,000	207,500
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		419,000	424,950
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		41,000	46,781
Genneia SA Senior Notes 8.75% due 01/20/2022*		325,000	348,803

			1,236,034

Electric - Integrated — 0.6%
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	800,000	988,170
EDP Finance BV Senior Notes 3.63% due 07/15/2024*#		607,000	615,006

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Enel Finance International NV Company Guar. Notes 1.97% due 01/27/2025	EUR	700,000	$888,098
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		825,000	835,232
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		404,000	433,479
Pampa Energia SA Senior Notes 7.50% due 01/24/2027*		810,000	866,700

			4,626,685

Electronic Connectors — 0.0%
Tyco Electronics Group SA Company Guar. Notes 3.13% due 08/15/2027		158,000	159,318

Finance - Leasing Companies — 0.3%
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023		1,825,000	1,940,888

Food - Meat Products — 0.1%
BRF SA Senior Notes 7.75% due 05/22/2018*(5)	BRL	1,000,000	312,912
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	200,610

			513,522

Food - Misc./Diversified — 0.1%
BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*#		200,000	194,254
BRF GmbH Company Guar. Notes 4.35% due 09/29/2026#		400,000	388,508

			582,762

Gambling (Non-Hotel) — 0.3%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		1,715,000	1,925,088

Gas - Distribution — 0.1%
China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022		780,000	832,255

Gas - Transportation — 0.0%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		320,000	332,800

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		174,000	196,527
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		450,000	450,000

Security Description	Principal Amount(17)		Value (Note 2)

Gold Mining (continued)
Polyus Finance PLC Company Guar. Notes 5.25% due 02/07/2023		$340,000	$352,750

			999,277

Insurance - Life/Health — 0.0%
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		245,000	249,395

Insurance - Multi-line — 0.1%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	400,000	547,164
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025#		200,000	209,874
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		217,000	237,884

			994,922

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		166,000	172,988

Investment Companies — 0.2%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.25% due 06/03/2021		350,000	350,435
Huarong Finance II Co., Ltd. Company Guar. Notes 5.00% due 11/19/2025		790,000	836,164

			1,186,599

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		600,000	616,177

Medical - Drugs — 0.7%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		575,000	472,938
Teva Pharmaceutical Finance Netherlands II BV Company Guar. Bonds 1.88% due 03/31/2027	EUR	600,000	657,792
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026#		240,000	220,738
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		1,790,000	1,525,975
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		1,884,000	1,999,395

			4,876,838

Medical - Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 2.13% due 06/01/2029	EUR	500,000	606,971

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Metal - Copper — 0.5%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		$2,355,000	$2,419,762
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*		992,000	1,093,680

			3,513,442

Metal - Diversified — 0.1%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	200,000	299,776
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025#		334,000	355,797
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022#*		330,000	343,200

			998,773

Metal - Iron — 0.2%
NLMK Group Senior Notes 4.50% due 06/15/2023		350,000	359,181
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		370,000	420,320
Vale SA Senior Notes 3.75% due 01/10/2023	EUR	600,000	779,010

			1,558,511

Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*#		1,472,000	529,920

Oil Companies - Exploration & Production — 0.9%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		389,000	488,649
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		160,000	160,082
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*#		400,000	399,995
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		3,360,000	2,683,800
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#		2,214,000	2,056,252
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		350,000	386,715
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*		500,000	499,856

			6,675,349

Oil Companies - Integrated — 1.6%
BP Capital Markets PLC Company Guar. Bonds 1.64% due 06/26/2029	EUR	500,000	606,732

Security Description	Principal Amount(17)	Value (Note 2)

Oil Companies - Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	$515,000	$536,130
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	300,000	300,750
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	325,000	360,588
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023	350,000	362,824
Lukoil International Finance BV Company Guar. Notes 4.75% due 11/02/2026*	330,000	343,424
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	600,000	644,402
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	620,000	612,250
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	330,000	364,729
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026	320,000	383,040
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024	2,150,000	642,850
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026	3,600,000	1,080,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	82,000	77,162
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*#	432,000	462,044
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	2,252,000	2,421,125
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025	500,000	520,738
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	1,000,000	1,058,267
Sasol Financing International PLC Company Guar. Notes 4.50% due 11/14/2022	300,000	309,750
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	293,000	293,000
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020#	320,000	323,374
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	338,000	341,891

		12,045,070

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.3%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*	$1,110,000	$1,198,911
Raizen Fuels Finance SA Company Guar. Notes 5.30% due 01/20/2027	230,000	241,500
Raizen Fuels Finance SA Company Guar. Notes 5.30% due 01/20/2027*	200,000	210,000
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*	500,000	524,697
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	207,383
Ultrapar International SA Company Guar. Notes 5.25% due 10/06/2026*	200,000	206,000

		2,588,491

Oil - Field Services — 0.4%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*#	1,793,000	1,775,070
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*#	900,000	920,250

		2,695,320

Paper & Related Products — 0.4%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	250,000	258,750
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	1,703,000	1,771,120
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024	250,000	265,312
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*	200,000	209,900
Suzano Austria GmbH Company Guar. Notes 5.75% due 07/14/2026*#	400,000	433,000

		2,938,082

Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*	350,000	379,750
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026*	340,000	351,050

		730,800

Printing-Commercial — 0.4%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	3,100,000	3,212,375

Real Estate Investment Trusts — 0.0%
Trust F/1401 Senior Notes 5.25% due 01/30/2026*	200,000	211,000

Security Description	Principal Amount(17)		Value (Note 2)

Real Estate Operations & Development — 0.1%
Yuzhou Properties Co., Ltd. Company Guar. Notes 6.00% due 01/25/2022		$800,000	$829,250

Retail - Major Department Stores — 0.0%
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*		200,000	200,300

Satellite Telecom — 0.5%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,795,000	1,498,825
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023#		1,015,000	619,657
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		1,721,000	1,927,520

			4,046,002

Semiconductor Equipment — 0.2%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*		929,000	968,482
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*#		637,000	667,258

			1,635,740

Soap & Cleaning Preparation — 0.0%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*		235,000	236,016

Sovereign Agency — 0.2%
European Stability Mechanism Senior Notes 0.88% due 10/15/2019	EUR	1,400,000	1,714,747

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(4)(5)(6)(7)		560,000	0

Steel - Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025#		1,665,000	1,910,587
Evraz Group SA Senior Notes 5.38% due 03/20/2023*		350,000	359,625

			2,270,212

SupraNational Banks — 0.2%
European Investment Bank Senior Notes 1.63% due 08/14/2020		813,000	813,054
North American Development Bank Senior Notes 2.30% due 10/10/2018		411,000	413,585

			1,226,639

Telecom Services — 0.0%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		300,000	321,603

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*		$196,000	$192,094
Oi SA Senior Notes 9.75% due 09/15/2016*†(5)(6)(7)	BRL	530,000	47,564
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		440,000	565,312
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027		301,000	314,494
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		457,000	508,468

			1,627,932

Transport - Marine — 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		475,000	487,303

Transport - Rail — 0.3%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		215,000	274,879
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		2,000,000	2,230,000

			2,504,879

Transport - Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022		700,000	689,500

Total Foreign Corporate Bonds & Notes
(cost $153,035,617)			156,400,090

FOREIGN GOVERNMENT OBLIGATIONS — 15.1%
Banks - Special Purpose — 0.4%
Brazilian Development Bank Senior Notes 4.75% due 05/09/2024*		480,000	481,440
Corp Financiera de Desarrollo SA Senior Notes 4.75% due 02/08/2022		1,100,000	1,177,000
Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020		900,000	993,729

			2,652,169

Central Bank — 0.3%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		2,500,000	2,456,250

Sovereign — 14.4%
Dominican Republic Senior Bonds 5.88% due 04/18/2024		495,000	537,075
Dominican Republic Senior Bonds 5.95% due 01/25/2027*#		1,700,000	1,844,500
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,700,000	1,912,500

Security Description	Principal Amount(17)		Value (Note 2)

Sovereign (continued)
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		$400,000	$460,000
Dominican Republic Senior Bonds 7.45% due 04/30/2044		1,100,000	1,317,250
Dominican Republic Senior Bonds 8.63% due 04/20/2027		600,000	733,500
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	310,000	494,092
Government of Egypt Senior Notes 5.75% due 04/29/2020		850,000	887,128
Government of Egypt Senior Notes 6.13% due 01/31/2022*		750,000	780,752
Government of Egypt Senior Notes 6.88% due 04/30/2040		450,000	441,900
Government of Egypt Senior Notes 8.50% due 01/31/2047		1,520,000	1,702,400
Government of Jamaica Senior Notes 6.75% due 04/28/2028		400,000	464,000
Government of Jamaica Senior Notes 8.00% due 03/15/2039		1,000,000	1,230,070
Government of Japan Senior Notes 0.10% due 12/20/2026	JPY	120,000,000	1,102,339
Government of Romania Senior Notes 6.13% due 01/22/2044		380,000	486,913
Government of Ukraine Senior Notes 7.75% due 09/01/2026		1,600,000	1,640,000
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		900,000	896,461
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		900,000	896,461
Republic of Argentina Senior Notes 5.63% due 01/26/2022		1,600,000	1,673,600
Republic of Argentina Senior Notes 6.88% due 04/22/2021		750,000	815,250
Republic of Argentina Senior Notes 7.63% due 04/22/2046		930,000	1,018,350
Republic of Argentina Senior Notes 8.28% due 12/31/2033		2,453,567	2,840,003
Republic of Belarus Senior Bonds 7.63% due 06/29/2027*		1,000,000	1,101,200
Republic of Colombia Senior Notes 4.38% due 07/12/2021		500,000	533,750

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		$800,000	$1,060,000
Republic of Colombia Senior Notes 8.13% due 05/21/2024		900,000	1,152,900
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		700,000	748,125
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		1,700,000	1,782,875
Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*		3,700,000	4,056,125
Republic of Ghana Senior Bonds 7.88% due 08/07/2023		800,000	850,160
Republic of Ghana Senior Notes 8.13% due 01/18/2026		900,000	955,026
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*		980,000	970,200
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,500,000	1,548,750
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		1,300,000	1,420,250
Republic of Honduras Senior Notes 6.25% due 01/19/2027		1,750,000	1,883,910
Republic of Hungary Senior Notes 5.38% due 02/21/2023		1,200,000	1,360,620
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		1,500,000	1,556,086
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024		600,000	693,279
Republic of Iraq Senior Notes 6.75% due 03/09/2023*		950,000	966,625
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	250,000	381,635
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	125,000	209,028
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		3,300,000	3,292,410
Republic of Lebanon Senior Notes 5.80% due 04/14/2020		780,000	781,886
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		1,700,000	1,684,272
Republic of Lebanon Senior Notes 6.65% due 04/22/2024		1,300,000	1,303,461

Security Description	Principal Amount(17)	Value (Note 2)

Sovereign (continued)
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	$340,000	$363,970
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	800,000	940,000
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,275,000	1,433,100
Republic of Namibia Senior Notes 5.25% due 10/29/2025	1,200,000	1,229,400
Republic of Panama Senior Notes 3.75% due 03/16/2025	500,000	527,250
Republic of Panama Senior Notes 5.20% due 01/30/2020	750,000	811,875
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	1,400,000	1,606,500
Republic of Peru Senior Notes 4.13% due 08/25/2027#	377,000	417,905
Republic of Peru Senior Notes 5.63% due 11/18/2050	650,000	822,250
Republic of Peru Senior Notes 6.55% due 03/14/2037	560,000	760,200
Republic of Peru Senior Notes 8.75% due 11/21/2033	1,500,000	2,366,250
Republic of Poland Senior Notes 3.00% due 03/17/2023	3,150,000	3,242,137
Republic of Poland Senior Notes 5.00% due 03/23/2022	300,000	335,100
Republic of Poland Senior Notes 5.13% due 04/21/2021	1,000,000	1,105,000
Republic of Serbia Senior Notes 7.25% due 09/28/2021	2,100,000	2,433,375
Republic of South Africa Senior Notes 4.67% due 01/17/2024	2,000,000	2,068,304
Republic of South Africa Senior Notes 6.25% due 03/08/2041	2,700,000	3,000,434
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	2,130,000	2,338,101
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*	550,000	603,735
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*	700,000	768,485
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025	1,200,000	1,317,402

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		$2,900,000	$3,088,517
Republic of Turkey Senior Notes 3.25% due 03/23/2023		2,130,000	2,042,176
Republic of Turkey Senior Notes 6.00% due 03/25/2027		800,000	876,000
Republic of Turkey Senior Notes 6.25% due 09/26/2022		550,000	606,895
Republic of Turkey Senior Notes 7.25% due 03/05/2038		550,000	666,600
Republic of Turkey Senior Notes 8.00% due 02/14/2034		900,000	1,150,812
Republic of Turkey Senior Notes 11.88% due 01/15/2030		450,000	729,045
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		2,100,000	745,500
Republic of Venezuela Senior Notes 9.25% due 05/07/2028		1,600,000	564,000
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		1,700,000	641,750
Russian Federation Senior Notes 4.88% due 09/16/2023		1,400,000	1,530,900
Russian Federation Bonds 5.00% due 04/29/2020		2,000,000	2,120,820
Russian Federation Senior Bonds 5.25% due 06/23/2047*		1,600,000	1,664,973
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	466,000
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	250,000	446,960
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	375,000	700,214
United Mexican States Senior Notes 4.13% due 01/21/2026		1,750,000	1,854,125
United Mexican States Senior Notes 4.15% due 03/28/2027		1,087,000	1,150,590
United Mexican States Senior Notes 4.35% due 01/15/2047		1,621,000	1,595,064
United Mexican States Senior Bonds 4.75% due 03/08/2044		171,000	178,695
United Mexican States Senior Notes 6.05% due 01/11/2040		1,550,000	1,877,825

			107,655,351

Total Foreign Government Obligations
(cost $110,291,067)			112,763,770

Security Description	Principal Amount(17)	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 8.5%
Federal Home Loan Mtg. Corp. — 3.4%
2.50% due 01/01/2028	$249,165	$254,327
2.50% due 04/01/2028	557,859	569,246
2.50% due 03/01/2031	339,684	344,623
3.00% September 15 TBA	1,800,000	1,859,388
3.00% September 30 TBA	3,759,000	3,800,844
3.00% due 04/01/2043	508,918	517,884
3.00% due 07/01/2045	4,523,801	4,577,218
3.00% due 05/01/2046	1,302,886	1,318,540
3.00% due 08/01/2046	1,863,991	1,886,388
3.50% due 03/01/2042	331,183	344,899
3.50% due 04/01/2042	599,004	623,809
3.50% due 08/01/2042	583,312	608,863
3.50% due 09/01/2043	54,702	57,001
3.50% due 07/01/2045	5,882,763	6,120,290
4.00% due 01/01/2046	400,821	427,136
4.00% due 01/01/2047	93,330	99,856
4.50% due 02/01/2020	7,964	8,141
4.50% due 08/01/2020	4,043	4,133
4.50% due 03/01/2023	20,946	21,413
5.00% due 05/01/2034	75,644	83,626
5.00% due 11/01/2043	60,579	66,240
5.50% due 06/01/2022	23,993	25,310
5.50% due 07/01/2035	21,503	24,050
6.00% due 03/01/2040	62,297	70,424
6.50% due 02/01/2036	11,843	13,399
Federal Home Loan Mtg. Corp. FRS 2.91% (6 ML+1.53%) due 02/01/2037	30,588	31,633
3.57% (12 ML+1.89%) due 11/01/2037	207,147	218,899
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.57% (6.80%-1 ML) due 09/15/2039(2)(3)(10)	220,161	30,805
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.43% (1 ML+1.20%) due 08/25/2029(2)	288,634	291,045
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-DNA1, Class M2 3.08% (1 ML+1.85%) due 10/25/2027(2)	450,000	460,479
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ2, Class M2 3.43% (1 ML+2.20%) due 09/25/2024(2)	100,000	103,061
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ3, Class M2 3.88% (1 ML+2.65%) due 10/25/2024(2)	220,674	221,758
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-HQA1, Class M2 3.88% (1 ML+2.65%) due 03/25/2028(2)	282,677	289,787

		25,374,515

Federal National Mtg. Assoc. — 5.0%
2.50% due 12/01/2026	885,868	905,855
2.50% due 09/01/2027	1,374,592	1,402,869
3.00% due 10/01/2027	276,668	286,415

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 12/01/2027	$256,885	$265,775
3.00% due 10/01/2030	439,225	454,340
3.00% due 10/01/2032	540,000	557,876
3.00% due 12/01/2042	184,118	187,311
3.00% due 06/01/2045	347,293	353,256
3.50% due 09/01/2026	250,358	261,843
3.50% due 08/01/2027	65,940	68,839
3.50% due 10/01/2028	265,531	278,174
3.50% due 08/01/2042	266,402	273,307
3.50% due 04/01/2045	2,420,232	2,516,439
3.50% due 10/01/2045	540,779	563,000
3.50% due 11/01/2045	493,717	511,893
3.50% due 07/01/2046	6,254,471	6,512,544
3.50% September 15 TBA	1,039,000	1,084,578
4.00% due 11/01/2025	145,714	153,249
4.00% due 12/01/2040	40,697	43,192
4.00% due 01/01/2043	2,441,353	2,612,830
4.00% due 10/01/2043	622,686	664,729
4.00% due 10/01/2044	329,161	348,094
4.00% due 02/01/2045	3,767,490	4,031,092
4.00% due 06/01/2046	838,201	885,834
4.00% due 01/01/2047	31,642	33,445
4.00% September 30 TBA	2,000,000	2,113,281
4.50% due 06/01/2019	7,214	7,385
4.50% due 03/01/2042	321,401	347,989
4.50% due 08/01/2045	5,134,551	5,650,602
4.50% September 30 TBA	1,000,000	1,075,781
5.00% due 01/01/2023	48,184	50,655
5.00% due 04/01/2023	35,382	37,500
5.00% due 03/01/2037	7,322	7,992
5.00% due 05/01/2040	235,822	258,161
5.00% due 06/01/2040	76,727	83,898
5.00% due 07/01/2040	26,258	28,711
5.00% due 02/01/2045	719,057	796,054
5.50% due 08/01/2037	294,588	328,727
5.50% due 06/01/2038	37,000	41,251
6.00% due 02/01/2032	3,359	3,774
6.00% due 10/01/2034	131	147
6.00% due 09/01/2038	74,795	85,002
6.00% due 11/01/2038	21,966	24,855
6.00% due 06/01/2040	18,482	20,933
6.50% due 11/01/2037	57,574	67,243
Federal National Mtg. Assoc. FRS 2.91% (6 ML+1.54%) due 09/01/2035	162,515	168,225
Federal National Mtg. Assoc. FRS 3.02% (1 Yr USTYCR+2.19%) due 10/01/2035	197,115	207,640
Federal National Mtg. Assoc. FRS 3.08% (12 ML+1.82%) due 10/01/2040	51,916	54,528
Federal National Mtg. Assoc. FRS 3.15% (1 Yr USTYCR+2.26%) due 11/01/2036	83,766	88,266
Federal National Mtg. Assoc. FRS 3.19% (12 ML+1.57%) due 05/01/2037	45,546	47,630
Federal National Mtg. Assoc. FRS 3.26% (12 ML+1.83%) due 10/01/2040	97,212	101,950
Federal National Mtg. Assoc. FRS 3.34% (12 ML+1.77%) due 05/01/2040	192,928	202,351

Security Description	Shares/ Principal Amount(17)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. FRS 3.36% (12 ML+1.66%) due 07/01/2039	$140,585	$147,883
Federal National Mtg. Assoc. FRS 3.55% (12 ML+1.91%) due 08/01/2035	119,401	127,048

		37,432,241

Government National Mtg. Assoc. — 0.1%
3.00% due 03/20/2046	484,528	495,019
3.00% September 30 TBA	281,000	286,828

		781,847

Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	316,000	317,548

Total U.S. Government Agencies
(cost $64,353,981)		63,906,151

U.S. GOVERNMENT TREASURIES — 4.4%
United States Treasury Bonds — 0.9%
2.25% due 08/15/2027	2,000,000	2,022,656
2.25% due 08/15/2046	2,500,000	2,258,008
3.00% due 05/15/2047	2,750,000	2,905,117

		7,185,781

United States Treasury Notes — 3.5%
1.13% due 07/31/2021	1,023,000	1,004,898
1.38% due 07/31/2019#	15,000,000	15,014,063
1.75% due 09/30/2022	1,675,000	1,675,916
2.13% due 07/31/2024	138,000	139,633
3.50% due 02/15/2018	7,000,000	7,074,524
0.13% due 04/15/2018 TIPS(9)	1,239,791	1,236,901

		26,145,935

Total U.S. Government Treasuries
(cost $33,142,816)		33,331,716

LOANS(11)(12)(13) — 0.5%
E-Commerce/Services — 0.3%
RentPath LLC FRS 2nd Lien 10.00% (3 ML+9.00%) due 12/17/2022	2,178,597	2,069,667

Publishing - Books — 0.2%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.23% (3 ML+3.00%) due 05/29/2021	1,391,450	1,339,271

Total Loans
(cost $3,432,761)		3,408,938

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(4)(5) (cost $3)	316	234,625

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	8,875	221,254

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†	3,292	20,740

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

PREFERRED SECURITIES (continued)
Telecom Services — 0.1%
Qwest Corp. 6.13%#		$10,575	$265,855

Total Preferred Securities
(cost $537,079)			507,849

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.9%
Banks - Commercial — 0.1%
Rabobank Nederland 11.00% due 06/30/2019*(14)		311,000	356,873
Standard Chartered PLC 7.50% due 04/02/2022*#(14)		223,000	241,464

			598,337

Banks - Super Regional — 0.1%
SunTrust Banks, Inc. 5.05% due 06/15/2022(14)		575,000	584,164
Wells Fargo Capital X 5.95% due 12/01/2086		167,000	189,127

			773,291

Diversified Banking Institutions — 0.2%
HSBC Holdings PLC 6.00% due 05/22/2027(14)		561,000	589,891
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(14)		608,000	668,040
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(14)		245,000	271,259
Societe Generale SA 7.88% due 12/18/2023*#(14)		551,000	617,809

			2,146,999

Electric - Generation — 0.1%
Electricite de France SA 5.38% due 01/29/2025(14)	EUR	400,000	530,941

Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054		280,000	301,700
Southern Co. Series B 5.50% due 03/15/2057#		290,000	307,148

			608,848

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00†(4)(5)		101,000	10

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043#		413,000	428,999

Food - Dairy Products — 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,429,000	1,629,060

Gas - Distribution — 0.1%
Centrica PLC 3.00% due 04/10/2076	EUR	600,000	734,734

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. 5.38% due 05/15/2045#		137,000	146,933
Prudential Financial, Inc. 5.63% due 06/15/2043		1,162,000	1,257,865

			1,404,798

Security Description	Principal Amount(17)		Value (Note 2)

Insurance - Multi-line — 0.2%
MetLife, Inc. 6.40% due 12/15/2066		$457,000	$526,693
Zurich Finance UK PLC 6.63% due 10/02/2022(14)	GBP	660,000	1,017,735

			1,544,428

Oil Companies - Integrated — 0.1%
TOTAL SA 3.88% due 05/18/2022(14)	EUR	625,000	805,176

Pipelines — 0.2%
Enbridge, Inc. 5.50% due 07/15/2077		873,000	876,274
Enterprise Products Operating LLC Company Guar. Notes 4.88% due 08/16/2077#		252,000	252,176
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 08/16/2077		221,000	221,166
TransCanada Trust 5.30% due 03/15/2077#		240,000	247,248
TransCanada Trust 5.63% due 05/20/2075		174,000	184,440

			1,781,304

Telephone - Integrated — 0.1%
Orange SA 5.25% due 02/07/2024(14)	EUR	500,000	684,008

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053#		550,000	574,750

Total Preferred Securities/Capital Securities
(cost $13,232,437)			14,245,683

Total Long-Term Investment Securities
(cost $709,325,270)			723,457,487

SHORT-TERM INVESTMENT SECURITIES — 11.8%
Registered Investment Companies — 7.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(8)(15)		$52,868,939	52,868,939

Time Deposits — 4.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017		35,518,000	35,518,000

Total Short-Term Investment Securities
(cost $88,386,939)			88,386,939

TOTAL INVESTMENTS
(cost $797,712,209)(16)		108.4%	811,844,426
Liabilities in excess of other assets		(8.4)	(62,789,474)

NET ASSETS		100.0%	$749,054,952

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $207,888,079 representing 27.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Security classified as level 3 (see Note 2).

113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

(5)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $656,445 representing 0.1% of net assets.
(6)	Company has filed for bankruptcy protection.
(7)	Security in default of interest and principal at maturity.
(8)	The rate shown is a 7-day yield as of August 31, 2017.
(9)	Principal Amount of security is adjusted for inflation.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2017.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(14)	Perpetual maturity — maturity date reflects the next call date.
(15)	At August 31, 2017, the Fund had loaned securities with a total value of $72,214,331. This was secured by collateral of $52,868,939, which was received in cash and subsequently invested in short-term investments currently valued at $52,868,939 as reported in the portfolio of investments. Additional collateral of $20,700,610 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled secutities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
United States Treasury Bills	0.00%	01/04/2018 to 01/04/2018	$116,891
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2017 to 05/15/2046	20,583,719
(16)	See Note 5 for cost of investments on a tax basis.
(17)	Denominated in United States Dollars unless otherwise indicated.
(18)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal Amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2017 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

COP—Columbian Peso

EUR—Euro Currency

GBP—British Pound

Index Legend

1 ML—1 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

12 ML—12 Month USD LIBOR

12 Yr ES—12 Year EUR Swap

3 ME—3 Month Euribor

3 ML—3 Month USD LIBOR

5 Yr ES—5 Year EUR Swap

5 Yr UIRS—5 Year USD Interest Rate Swap

5 Yr UKGB—5 Year UK Government Bonds

5 Yr USR—5 Year USD Swap Rate

6 ML—6 Month USD LIBOR

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	11,899,500	USD	13,605,881	09/14/2017	$–	$(566,347)
	EUR	30,062,000	USD	35,583,908	10/20/2017	–	(289,476)
	GBP	3,240,000	USD	4,228,803	10/20/2017	32,760	–
	JPY	119,988,680	USD	1,086,324	10/20/2017	–	(7,410)
	USD	1,809,387	EUR	1,530,000	09/14/2017	12,833	–

Net Unrealized Appreciation/(Depreciation)						$45,593	$(863,233)

EUR—Eur Currency

GBP—British Pound

JPY—Japanese yen

USD—United States Dollar

114

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2017 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$43,080,058	$2,259,608	$45,339,666
U.S. Corporate Bonds & Notes:
Airlines	—	2,453,639	57,434	2,511,073
Finance - Investment Banker/Broker	—	2,147,721	25	2,147,746
Gambling (Non-Hotel) . . . . . . . . . . . . . . . . . . . . . .	—	2,881,663	3,875	2,885,538
Rubber/Plastic Products . . . . . . . . . . . . . . . . . . . .	—	—	0	0
Other Industries . . . . . . . . . . . . . . . . . . . . . . . . . .	—	285,774,642	—	285,774,642
Foreign Corporate Bonds & Notes:
Special Purpose Entity . . . . . . . . . . . . . . . . . . . . . .	—	—	0	0
Other Industries . . . . . . . . . . . . . . . . . . . . . . . . . .	—	156,400,090	—	156,400,090
Foreign Government Obligations . . . . . . . . . . . . . . . .	—	112,763,770	—	112,763,770
U.S. Government Agencies . . . . . . . . . . . . . . . . . . . . .	—	63,906,151	—	63,906,151
U.S. Government Treasuries . . . . . . . . . . . . . . . . . . . .	—	33,331,716	—	33,331,716
Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	3,408,938	—	3,408,938
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	234,625	234,625
Preferred Securities . . . . . . . . . . . . . . . . . . . . . . . . . .	507,849	—	—	507,849
Preferred Securities/Capital Securities :
Finance Investment Banker/Broker	—	—	10	10
Other Industries . . . . . . . . . . . . . . . . . . . . . . . . . .	—	14,245,673	—	14,245,673
Short-Term Investment Securities:
Registered Investment Companies . . . . . . . . . . . . .	52,868,939	—	—	52,868,939
Time Deposits . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	35,518,000	—	35,518,000

Total Investments at Value	$53,376,788	$755,912,061	$2,555,577	$811,844,426

Other Financial Instruments:+
Forward Foreign Currency Contracts . . . . . . . . . . . . . .	$—	$45,593	$—	$45,593

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts . . . . . . . . . . . . . .	$—	$863,233	$—	$863,233

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

115

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2017

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND#
ASSETS:
Investments at value (unaffiliated)*†	$–	$92,064,005	$–	$1,179,696,377	$129,027,861
Investments at value (affiliated)*	567,933,839		333,943,378	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	4,116,000
Cash	10,848	141	35,161	136	429
Foreign cash*	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–
Due from broker	–	–	–	–	–
Receivable for:
Fund shares sold	8,211	6,442	160,585	625,151	28,655
Dividends and interest	–	126,270	–	7,973,863	54,301
Investments sold	69,383	–	–	3,004,930	–
Investments sold on an extended settlement basis	–	–	–	9,042,953	–
Payments on swap contracts	–	–	–	–	–
Securities lending income	–	2,037	–	17,436	–
Prepaid expenses and other assets	19,106	13,395	14,600	34,898	23,287
Due from investment adviser for expense reimbursements/fee waivers	41,120	16,144	29,085	45,708	17,001
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	568,082,507	92,228,434	334,182,809	1,200,441,452	133,267,534

LIABILITIES:
Payable for:
Fund shares reaquired	77,594	2,009	6,757	21,711	174,155
Investments purchased	–	–	153,829	11,965,734	–
Investments purchased on an extended settlement basis	–	–	–	39,819,162	–
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	47,824	42,150	28,302	404,506	28,094
Shareholder services	–	19,159	–	234,237	28,094
Administrative service fees	–	5,173	–	63,244	7,585
Transfer agent fees and expenses	249	497	249	497	187
Trustees’ fees and expenses	22,180	7,008	14,182	45,069	18,040
Other accrued expenses	91,432	58,177	72,501	191,029	67,231
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	515,081	–	31,760,071	–
Due to custodian	–	–	–	–	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	239,279	649,254	275,820	84,505,260	323,386

NET ASSETS	$567,843,228	$91,579,180	$333,906,989	$1,115,936,192	$132,944,148

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$531,675	$55,346	$276,742	$1,000,517	$1,329,158
Additional paid in capital	502,460,402	66,721,337	316,579,005	1,069,822,817	131,615,830
Accumulated undistributed net investment income (loss)	8,091,596	454,627	7,640,570	29,326,047	(1,675)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	17,159,303	4,454,498	605,645	(1,809,944)	835
Unrealized appreciation (depreciation) on investments	39,600,252	19,893,372	8,805,027	17,596,755	–
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$567,843,228	$91,579,180	$333,906,989	$1,115,936,192	132,944,148

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	53,167,507	5,534,619	27,674,230	100,051,703	132,915,767
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	10.68	16.55	12.07	11.15	1.00
* Cost
Investments (unaffiliated)	$–	$72,170,633	$–	$1,162,099,622	$129,027,861

Investments (affiliated)	$528,333,587	$–	$325,138,351	$–	$–

Foreign cash	$–	$–	$–	$–	$–

† Including securities on loan	$–	$8,180,169	$–	$44,074,943	$–

# See Note 1

See Notes to Financial Statements

116

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2017 — (continued)

	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND
ASSETS:
Investments at value (unaffiliated)*†	$582,748,997	$677,072,548	$226,617,244	$135,544,986	$1,054,994,373
Investments at value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates value)	23,224,000	7,020,000	–	–	9,418,000
Cash	9,268	7,286	88,558	34	448
Foreign cash*	163,244	201,772	–	160	32
Cash collateral for futures contracts	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	520,736	–	–	–	–
Due from broker	–	–	–	–	–
Receivable for:
Fund shares sold	205,588	9,895	2,360	10,341	97,751
Dividends and interest	8,153,275	1,291,700	433,102	96,775	1,041,061
Investments sold	1,051,994	5,573,327	1,165,305	158,902	6,175,520
Investments sold on an extended settlement basis	–	–	–	–	–
Payments on swap contracts	375,791	–	–	–	–
Securities lending income	50,634	64,242	1,560	4,253	74,174
Prepaid expenses and other assets	24,422	41,651	36,087	16,735	50,341
Due from investment adviser for expense reimbursements/fee waivers	34,865	139,189	28,195	54,927	–
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	499,977	–	–	–	–
Unrealized appreciation on swap contracts	64,506	–	–	–	–

TOTAL ASSETS	617,127,297	691,421,610	228,372,411	135,887,113	1,071,851,700

LIABILITIES:
Payable for:
Fund shares reaquired	9,938	266,239	119,676	2,829	20,800
Investments purchased	648,779	2,802,010	1,375,103	279,667	2,879,466
Investments purchased on an extended settlement basis	5,743,900	–	–	–	–
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	289,417	458,746	96,786	84,586	609,337
Shareholder services	119,007	140,704	48,393	27,934	221,294
Administrative service fees	32,132	37,990	13,066	7,542	59,749
Transfer agent fees and expenses	497	373	373	435	559
Trustees’ fees and expenses	28,157	42,501	17,506	11,598	60,055
Other accrued expenses	124,062	180,369	75,091	60,896	170,505
Accrued foreign tax on capital gains	–	120,065	–	–	–
Collateral upon return of securities loaned	47,646,600	16,275,171	–	1,423,179	21,784,347
Due to custodian	–	–	–	–	–
Due to broker	920,515	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	84,658	–	–	–	–

TOTAL LIABILITIES	55,647,662	20,324,168	1,745,994	1,898,666	25,806,112

NET ASSETS	$561,479,635	$671,097,442	$226,626,417	$133,988,447	$1,046,045,588

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$724,609	346,370	$109,691	$133,133	$492,617
Additional paid in capital	557,551,314	564,242,320	197,418,664	102,255,634	833,506,287
Accumulated undistributed net investment income (loss)	31,058,600	1,700,178	2,936,487	65,304	3,847,744
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(40,367,949)	(58,151,046)	7,133,902	26,050,011	60,919,761
Unrealized appreciation (depreciation) on investments	12,531,957	163,070,883	19,027,673	5,484,355	147,279,121
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	64,506	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(83,402)	8,802	–	10	58
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(120,065)	–	–	–

NET ASSETS	$561,479,635	$671,097,442	$226,626,417	$133,988,447	$1,046,045,588

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	72,460,917	34,637,025	10,969,057	13,313,304	49,261,694
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	7.75	19.38	20.66	10.06	21.23
* Cost
Investments (unaffiliated)	$570,217,040	$514,001,665	$207,589,571	$130,060,631	$907,715,252

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$163,107	$201,656	$–	$150	$30

† Including securities on loan	$46,833,337	$31,801,959	$11,205,482	$28,964,978	$187,925,484

See Notes to Financial Statements

117

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2017 — (continued)

	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$–	$147,024,500	$534,087,231	$783,067,580	$811,844,426
Investments at value (affiliated)*	896,485,493	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	5,660,000	18,211,000	–
Cash	–	20,744	760	–	1,658,497
Foreign cash*	–	–	–	–	1,707
Cash collateral for futures contracts	–	–	814,000	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–
Due from broker	–	–	53	–	–
Receivable for:
Fund shares sold	73,613	30,985	3,868	47,176	187,057
Dividends and interest	–	46,664	441,487	1,463,355	8,429,941
Investments sold	–	533,275	12,097,350	–	1,832,045
Investments sold on an extended settlement basis	–	–	–	–	3,541,011
Payments on swap contracts	–	–	–	–	–
Securities lending income	–	23,548	52,739	4,272	28,784
Prepaid expenses and other assets	26,436	13,181	32,617	45,419	35,102
Due from investment adviser for expense reimbursements/fee waivers	64,023	15,241	84,329	66,437	–
Variation margin on futures contracts	–	–	130,950	133,705	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	45,593
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	896,649,565	147,708,138	553,405,384	803,038,944	827,604,163

LIABILITIES:
Payable for:
Fund shares reaquired	62,007	3,093	88,479	396,423	12,992
Investments purchased	11,606	84,678	4,719,547	–	8,275,951
Investments purchased on an extended settlement basis	–	–	–	–	15,786,369
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	75,661	95,394	298,830	169,791	323,890
Shareholder services	–	28,483	113,301	169,791	158,706
Administrative service fees	–	7,691	30,591	45,844	42,851
Transfer agent fees and expenses	249	497	435	249	684
Trustees’ fees and expenses	34,804	7,551	31,845	50,675	43,674
Other accrued expenses	119,730	59,704	136,267	137,302	171,922
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	10,090,697	18,481,316	2,165,286	52,868,939
Due to custodian	–	–	–	5,735	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	863,233

TOTAL LIABILITIES	304,057	10,377,788	23,900,611	3,141,096	78,549,211

NET ASSETS	$896,345,508	$137,330,350	$529,504,773	$799,897,848	$749,054,952

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$630,032	$80,881	$365,819	$397,014	$658,447
Additional paid in capital	813,044,455	102,149,959	424,180,214	556,772,717	725,429,128
Accumulated undistributed net investment income (loss)	14,661,865	(471,542)	3,833,697	12,348,644	25,906,780
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	14,802,238	5,796,311	34,860,292	12,126,597	(16,289,639)
Unrealized appreciation (depreciation) on investments	53,206,918	29,774,741	66,195,933	217,927,122	14,132,217
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	68,818	325,754	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(781,981)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$896,345,508	$137,330,350	$529,504,773	$799,897,848	$749,054,952

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	63,003,161	8,088,143	36,581,881	39,701,412	65,844,711
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	14.23	16.98	14.47	20.15	11.38
* Cost
Investments (unaffiliated)	$–	$117,249,759	$467,891,298	$565,140,458	$797,712,209

Investments (affiliated)	$843,278,575	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$1,941

† Including securities on loan	$–	$28,231,108	$66,226,276	$38,213,853	$72,214,331

See Notes to Financial Statements

118

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2017

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND#
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$1,144,523	$–	$89,541	$–
Dividends (affiliated)	8,585,970	–	7,956,904	–	–
Securities lending income	–	22,403	–	190,127	–
Interest (unaffiliated)	–	1,046	–	33,688,849	898,037

Total investment income*	8,585,970	1,167,972	7,956,904	33,968,517	898,037

EXPENSES:
Investment advisory and management fees	546,008	476,625	329,580	4,641,129	338,970
Administrative service fee	–	58,495	–	724,128	91,522
Shareholder services fee	–	216,648	–	2,681,956	338,970
Transfer agent fees and expenses	1,495	2,990	1,495	2,990	1,121
Custodian and accounting fees	12,000	18,520	12,000	84,030	15,617
Reports to Shareholders	57,684	11,412	43,500	162,821	37,275
Audit and tax fees	30,583	33,933	30,583	44,993	52,183
Legal fees	34,461	16,947	26,338	54,610	56,060
Trustees’ fees and expenses	52,782	8,376	31,909	104,168	13,080
Interest expense	–	–	–	–	–
Other expenses	13,483	12,298	12,832	32,422	10,699

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	748,496	856,244	488,237	8,533,247	955,497

Fees waived and expenses reimbursed by investment adviser (Note 3)	(202,487)	(119,643)	(158,657)	(272,824)	(272,577)
Fees paid indirectly (Note 7)	–	(8,508)	–	–	–

Net expenses	546,009	728,093	329,580	8,260,423	682,920

Net investment income (loss)	8,039,961	439,879	7,627,324	25,708,094	215,117

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	6,860,463	–	5,729,800	835
Investments (affiliated)	796,307	–	(2,849,611)	–	–
Capital gain distributions from underlying funds (affiliated)	19,491,349	–	5,314,328	–	–
Futures contracts	–	–	–	–	–
Forward contracts	–	–	–	–	–
Swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	20,287,656	6,860,463	2,464,717	5,729,800	835

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	4,264,888	–	(19,018,763)	–
Investments (affiliated)	26,787,375	–	8,295,447	–	–
Futures contracts	–	–	–	–	–
Forward contracts	–	–	–	–	–
Swap contracts	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	26,787,375	4,264,888	8,295,447	(19,018,763)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	47,075,031	11,125,351	10,760,164	(13,288,963)	835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,114,992	$11,565,230	$18,387,488	$12,419,131	$215,952

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$409	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

# See Note 1

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2017 — (continued)

	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$226,263	$10,307,910	$4,737,212	$1,065,938	$13,766,690
Dividends (affiliated)	–	–	–	–	–
Securities lending income	423,787	407,948	18,982	20,019	466,006
Interest (unaffiliated)	36,701,241	57,889	17,903	551	1,256

Total investment income*	37,351,291	10,773,747	4,774,097	1,086,508	14,233,952

EXPENSES:
Investment advisory and management fees	3,620,845	4,838,713	1,184,417	933,015	7,153,421
Administrative service fee	404,490	399,829	159,896	82,737	701,317
Shareholder services fee	1,498,111	1,480,848	592,209	306,434	2,597,469
Transfer agent fees and expenses	2,990	2,242	2,242	2,616	3,364
Custodian and accounting fees	45,757	194,040	16,081	18,371	70,669
Reports to Shareholders	90,074	79,568	32,017	16,512	125,759
Audit and tax fees	40,815	64,434	34,005	34,026	34,648
Legal fees	35,720	61,651	22,331	18,333	51,662
Trustees’ fees and expenses	59,652	55,745	23,536	11,486	101,418
Interest expense	–	667	1,159	9	–
Other expenses	32,942	41,886	15,968	12,290	28,892

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	5,831,396	7,219,623	2,083,861	1,435,829	10,868,619

Fees waived and expenses reimbursed by investment adviser (Note 3)	(78,648)	(1,296,232)	(165,105)	(393,954)	–
Fees paid indirectly (Note 7)	–	–	(27,078)	(6,030)	(6,637)

Net expenses	5,752,748	5,923,391	1,891,678	1,035,845	10,861,982

Net investment income (loss)	31,598,543	4,850,356	2,882,419	50,663	3,371,970

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,810,770	50,919,764	28,034,986	29,157,005	75,014,824
Investments (affiliated)	–	–	–	–	–
Capital gain distributions from underlying funds (affiliated)	–	–	–	–	–
Futures contracts	–	–	–	–	–
Forward contracts	2,365	–	–	–	–
Swap contracts	1,936,825	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	21,376	(737,162)	134	5,128	(10,728)

Net realized gain (loss) on investments and foreign currencies	7,771,336	50,182,602	28,035,120	29,162,133	75,004,096

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	5,288,204	69,253,064	(669,760)	(7,436,242)	29,953,208
Investments (affiliated)	–	–	–	–	–
Futures contracts	–	–	–	–	–
Forward contracts	(180,730)	–	–	–	–
Swap contracts	(494,673)	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	1,483	53,566	–	10	108
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	(93,060)	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	4,614,284	69,213,570	(669,760)	(7,436,232)	29,953,316

Net realized and unrealized gain (loss) on investments and foreign currencies	12,385,620	119,396,172	27,365,360	21,725,901	104,957,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,984,163	$124,246,528	$30,247,779	$21,776,564	$108,329,382

* Net of foreign withholding taxes on interest and dividends of	$–	$265,350	$9,321	$5,614	$68,253

** Net of foreign withholding taxes on capital gains of	$–	$3,983	$–	$–	$–

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2017 — (continued)

	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$495,167	$8,216,128	$15,704,475	$115,304
Dividends (affiliated)	15,455,908	–	–	–	–
Securities lending income	–	223,760	769,839	96,903	250,758
Interest (unaffiliated)	–	1,812	10,645	66,222	34,518,219

Total investment income*	15,455,908	720,739	8,996,612	15,867,600	34,884,281

EXPENSES:
Investment advisory and management fees	867,506	960,017	3,580,788	1,962,360	4,049,588
Administrative service fee	–	76,802	366,659	529,837	539,938
Shareholder services fee	–	284,451	1,357,995	1,962,360	1,999,771
Transfer agent fees and expenses	1,495	2,990	2,616	1,495	4,111
Custodian and accounting fees	12,124	17,528	104,085	34,992	108,437
Reports to Shareholders	116,153	7,470	51,158	116,981	124,167
Audit and tax fees	30,583	33,966	35,907	36,387	45,001
Legal fees	46,568	17,880	33,547	42,513	44,307
Trustees’ fees and expenses	83,882	10,625	52,277	76,201	79,540
Interest expense	–	–	–	–	–
Other expenses	22,990	12,766	24,602	29,976	32,627

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	1,181,301	1,424,495	5,609,634	4,793,102	7,027,487

Fees waived and expenses reimbursed by investment adviser (Note 3)	(313,795)	(104,640)	(449,252)	(397,414)	–
Fees paid indirectly (Note 7)	–	(3,238)	(18,694)	–	–

Net expenses	867,506	1,316,617	5,141,688	4,395,688	7,027,487

Net investment income (loss)	14,588,402	(595,878)	3,854,924	11,471,912	27,856,794

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	8,062,842	46,937,566	10,667,027	12,800,663
Investments (affiliated)	(5,814,328)	–	–	–	–
Capital gain distributions from underlying funds (affiliated)	25,415,071	–	–	–	–
Futures contracts	–	–	1,481,506	4,691,137	–
Forward contracts	–	–	–	–	(1,340,685)
Swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	1,004	–	(32,529)

Net realized gain (loss) on investments and foreign currencies	19,600,743	8,062,842	48,420,076	15,358,164	11,427,449

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	19,389,509	6,887,365	76,496,108	(3,192,951)
Investments (affiliated)	36,118,299	–	–	–	–
Futures contracts	–	–	1,340	(902,091)	–
Forward contracts	–	–	–	–	(396,575)
Swap contracts	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	44,197
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	36,118,299	19,389,509	6,888,705	75,594,017	(3,545,329)

Net realized and unrealized gain (loss) on investments and foreign currencies	55,719,042	27,452,351	55,308,781	90,952,181	7,882,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,307,444	$26,856,473	$59,163,705	$102,424,093	$35,738,914

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$3,029	$–	$125

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

121

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,039,961	$9,089,582	$439,879	$440,586	$7,627,324	$8,058,767	$25,708,094	$25,157,030
Net realized gain (loss) on investments and foreign currencies	20,287,656	30,832,484	6,860,463	6,271,006	2,464,717	3,139,083	5,729,800	757,680
Net unrealized gain (loss) on investments and foreign currencies	26,787,375	(1,861,057)	4,264,888	(29,046)	8,295,447	8,283,408	(19,018,763)	40,587,643

Net increase (decrease) in net assets resulting from operations	55,114,992	38,061,009	11,565,230	6,682,546	18,387,488	19,481,258	12,419,131	66,502,353

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,175,052)	(10,738,936)	(426,761)	(312,016)	(8,581,634)	(8,954,028)	(27,768,658)	(23,425,991)
Net realized gain on securities	(30,381,170)	(36,862,555)	(7,982,648)	(7,803,191)	(2,821,833)	(13,000,997)	–	(3,247,585)

Total distributions to shareholders	(40,556,222)	(47,601,491)	(8,409,409)	(8,115,207)	(11,403,467)	(21,955,025)	(27,768,658)	(26,673,576)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	18,039,259	35,895,629	3,477,697	4,417,592	(1,466,664)	5,066,395	(71,629,262)	97,283,313

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,598,029	26,355,147	6,633,518	2,984,931	5,517,357	2,592,628	(86,978,789)	137,112,090
NET ASSETS:
Beginning of period	535,245,199	508,890,052	84,945,662	81,960,731	328,389,632	325,797,004	1,202,914,981	1,065,802,891

End of period†	$567,843,228	$535,245,199	$91,579,180	$84,945,662	$333,906,989	$328,389,632	$1,115,936,192	$1,202,914,981

† Includes accumulated undistributed net investment income (loss) of	$8,091,596	$10,167,140	$454,627	$441,490	$7,640,570	$8,576,387	$29,326,047	$27,742,291

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET II FUND#		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND
	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$215,117	$16,693	$31,598,543	$25,806,594	$4,850,356	$5,615,908	$2,882,419	$3,155,801
Net realized gain (loss) on investments and foreign currencies	835	4,513	7,771,336	(14,000,137)	50,182,602	20,354,596	28,035,120	7,721,758
Net unrealized gain (loss) on investments and foreign currencies	–	–	4,614,284	23,598,136	69,213,570	16,677,016	(669,760)	7,417,784

Net increase (decrease) in net assets resulting from operations	215,952	21,206	43,984,163	35,404,593	124,246,528	42,647,520	30,247,779	18,295,343

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(215,117)	(16,693)	(27,551,970)	(23,145,260)	(8,336,334)	(6,570,282)	(3,093,065)	(2,372,082)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(215,117)	(16,693)	(27,551,970)	(23,145,260)	(8,336,334)	(6,570,282)	(3,093,065)	(2,372,082)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,347,410)	(18,619,160)	(45,631,105)	109,564,711	(40,867,899)	(36,323,383)	(31,372,481)	21,318,961

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,346,575)	(18,614,647)	(29,198,912)	121,824,044	75,042,295	(246,145)	(4,217,767)	37,242,222
NET ASSETS:
Beginning of period	141,290,723	159,905,370	590,678,547	468,854,503	596,055,147	596,301,292	230,844,184	193,601,962

End of period†	$132,944,148	$141,290,723	$561,479,635	$590,678,547	$671,097,442	$596,055,147	$226,626,417	$230,844,184

† Includes accumulated undistributed net investment income (loss) of	$(1,675)	$(5,309)	$31,058,600	$26,295,089	$1,700,178	$4,071,181	$2,936,487	$3,042,318

# See Note 1

See Notes to Financial Statements

123

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		SMALL CAP GROWTH FUND
	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$50,663	$(355,744)	$3,371,970	$5,960,483	$14,588,402	$17,343,033	$(595,878)	$(206,361)
Net realized gain (loss) on investments and foreign currencies	29,162,133	(1,571,293)	75,004,096	53,912,204	19,600,743	35,180,140	8,062,842	4,867,921
Net unrealized gain (loss) on investments and foreign currencies	(7,436,232)	3,771,207	29,953,316	27,399,294	36,118,299	6,586,314	19,389,509	(1,266,158)

Net increase (decrease) in net assets resulting from operations	21,776,564	1,844,170	108,329,382	87,271,981	70,307,444	59,109,487	26,856,473	3,395,402

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(6,004,897)	(2,541,034)	(18,966,348)	(18,174,605)	–	–
Net realized gain on securities	–	(9,306,137)	(62,435,557)	(130,705,432)	(34,930,260)	(44,418,799)	(6,507,357)	(9,907,299)

Total distributions to shareholders	–	(9,306,137)	(68,440,454)	(133,246,466)	(53,896,608)	(62,593,404)	(6,507,357)	(9,907,299)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,561,660)	(26,055,482)	8,580,475	116,970,362	32,960,768	52,013,742	17,097,650	(3,633,641)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,214,904	(33,517,449)	48,469,403	70,995,877	49,371,604	48,529,825	37,446,766	(10,145,538)
NET ASSETS:
Beginning of period	120,773,543	154,290,992	997,576,185	926,580,308	846,973,904	798,444,079	99,883,584	110,029,122

End of period†	$133,988,447	$120,773,543	$1,046,045,588	$997,576,185	$896,345,508	$846,973,904	$137,330,350	$99,883,584

† Includes accumulated undistributed net investment income (loss) of	$65,304	$(188,572)	$3,847,744	$6,491,399	$14,661,865	$18,954,067	$(471,542)	$(143,661)

See Notes to Financial Statements

124

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$3,854,924	$4,755,127	$11,471,912	$10,817,578	$27,856,794	$27,224,356
Net realized gain (loss) on investments and foreign currencies	48,420,076	10,332,321	15,358,164	50,410,350	11,427,449	(22,629,928)
Net unrealized gain (loss) on investments and foreign currencies	6,888,705	38,159,100	75,594,017	23,376,211	(3,545,329)	49,458,576

Net increase (decrease) in net assets resulting from operations	59,163,705	53,246,548	102,424,093	84,604,139	35,738,914	54,053,004

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,928,560)	(5,703,783)	(10,837,307)	(10,420,982)	(28,271,122)	(30,733,820)
Net realized gain on securities	(19,876,650)	(57,354,654)	(53,375,309)	(45,692,358)	–	(2,407,964)

Total distributions to shareholders	(24,805,210)	(63,058,437)	(64,212,616)	(56,113,340)	(28,271,122)	(33,141,784)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,636,828)	36,438,081	4,865,815	1,869,743	(81,877,029)	16,918,052

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,721,667	26,626,192	43,077,292	30,360,542	(74,409,237)	37,829,272
NET ASSETS:
Beginning of period	513,783,106	487,156,914	756,820,556	726,460,014	823,464,189	785,634,917

End of period†	$529,504,773	$513,783,106	$799,897,848	$756,820,556	$749,054,952	$823,464,189

† Includes accumulated undistributed net investment income (loss) of	$3,833,697	$4,885,446	$12,348,644	$11,000,425	$25,906,780	$27,159,348

See Notes to Financial Statements

125

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund*	Moderate Growth Lifestyle Fund*
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund (formerly, Money Market II Fund)**	Small Cap Value Fund
High Yield Bond Fund	Socially Responsible Fund
International Opportunities Fund	Strategic Bond Fund
Large Cap Value Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II mutual funds.
**	Effective September 28, 2016, the Money Market II Fund was converted into a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. In connection with this conversion the name of Money Market II Fund was changed to Government Money Market II Fund.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2017, is reported on a schedule following the Portfolio of Investments.

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NOTES TO FINANCIAL STATEMENTS — (continued)

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS — (continued)

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging), enhance returns, and as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations

128

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NOTES TO FINANCIAL STATEMENTS — (continued)

may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables represent the value of derivatives held as of August 31, 2017, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended August 31, 2017. For a detailed presentation of derivatives held as of August 31, 2017, please refer to the schedule following the Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(2)	Foreign Exchange Contracts(3)
High Yield Bond	$—	$64,506	$—	$64,506
Small Cap Value	130,950	—	—	130,950
Socially Responsible	133,705	—	—	133,705
Strategic Bond	—	—	45,593	45,593

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(4)	Foreign Exchange Contracts(5)
High Yield Bond	$—	$—	$84,658	$84,658
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	863,233	863,233

Statement of Assets and Liabilities Location:

(1)	Variation Margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Unrealized depreciation on swap contracts
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Small Cap Value	$68,818
Socially Responsible	325,754

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Exchange Contracts(3)
High Yield Bond	$—	$1,936,825	$2,365	$1,939,190
Small Cap Value	1,481,506	—	—	1,481,506
Socially Responsible	4,691,137	—	—	4,691,137
Strategic Bond	—	—	(1,340,685)	(1,340,685)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(4)	Swap Contracts(5)	Foreign Exchange Contracts(6)
High Yield Bond	$—	$(494,673)	$(180,730)	$(675,403)
Small Cap Value	1,340	—	—	1,340
Socially Responsible	(902,091)	—	—	(902,091)
Strategic Bond	—	—	(396,575)	(396,575)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on swap contracts
(6)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended August 31, 2017.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Credit Swap Contracts(1)	Foreign Exchange Contracts(1)	Total
High Yield Bond	$—	$15,720,008	$7,674,112	$23,394,120
Small Cap Value	13,802,946	—	—	13,802,946
Socially Responsible	29,694,902	—	—	29,694,902
Strategic Bond	—	—	72,448,292	72,448,292

(1)	Amounts represent notional amounts in U.S. dollars.

131

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of August 31, 2017. The repurchase agreements held by the Funds and securities on loan as of August 31, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$42,024	$—	$—	$42,024	$(42,024)	$—	$(42,024)
UBS AG	—	—	—	—	42,634	—	—	42,634	(42,634)	—	(42,634)

Total	$ —	$—	$—	$—	$84,658	$—	$—	$84,658	$(84,658)	$—	$(84,658)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

During the year ended August 31, 2017, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended August 31, 2017, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities.

F. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

G. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

H. Investment Securities Loaned

To realize additional income, a Fund, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Government Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

I. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

In consideration of recent decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2007 through 2015. These filing are subject to various administrative and judicial proceedings within these countries. During the period, the International Opportunities Fund successfully recovered taxes withheld by Finland for the calendar years 2007 and 2008 in the amount of $418,765. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $528,566, $20,444 and $(130,245), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

133

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 — 2016 or expected to be taken in each Fund’s 2017 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

J. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

K. New Accounting Pronouncement

In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million

134

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NOTES TO FINANCIAL STATEMENTS — (continued)

International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC has entered into subadvisory agreements with the following:

Delaware Investments Fund Advisers (“Delaware Investments”)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and the Small Cap Value Fund.(1)

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market II Fund and the Socially Responsible Fund.

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund, Mid Cap Growth Fund and a portion of the Mid Cap Value Fund.(2)

(1)	Effective October 29, 2016, J.P. Morgan Investment Management Inc. replaced Wells Capital Management Incorporated as the subadvisor for the Small Cap Value Fund.
(2)	Effective June 6, 2017, Wellington Management Company LLP replaced Wells Capital Management Incorporated as the subadvisor for the Mid Cap Growth Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2018. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2018, subject to termination by the Board, including a majority of the Trustees who are not interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market II	0.55%
High Yield Bond	0.96%
International Opportunities	1.00%

135

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Expense Limitation
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the fiscal year ended August 31, 2017, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$202,487
Capital Appreciation	119,643
Conservative Growth Lifestyle	158,657
Core Bond	272,824
Government Money Market II	209,761
High Yield Bond	78,648
International Opportunities	1,296,232
Large Cap Value	165,105
Mid Cap Growth	393,954
Moderate Growth Lifestyle	313,795
Small Cap Growth	104,640
Small Cap Value	449,252
Socially Responsible	397,414

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. For the fiscal year ended August 31, 2017, VALIC voluntarily waived fees and/or reimbursed expenses of $62,816 for the Government Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of VALIC. SunAmerica receives from each Fund in the Series, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the fiscal year ended August 31, 2017, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the fiscal year ended August 31, 2017, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the fiscal year ended August 31, 2017, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.”

136

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the year ended August 31, 2017, VC II has deferred $17,663 of trustee compensation.

At August 31, 2017, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VALIC Co. I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Aggressive Growth Lifestyle	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Capital Appreciation	0.00%	0.00%	42.13%	7.98%	20.97%	4.44%	24.48%
Conservative Growth Lifestyle	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Core Bond	0.00%	0.00%	85.10%	1.31%	1.55%	4.31%	7.73%
Government Money Market II	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
High Yield Bond	0.02%	0.00%	84.21%	0.52%	2.03%	5.84%	7.38%
International Opportunities	0.00%	0.00%	93.42%	0.00%	2.64%	0.69%	3.25%
Large Cap Value	0.00%	0.00%	86.09%	0.00%	5.56%	1.71%	6.64%
Mid Cap Growth	0.00%	0.00%	88.17%	1.59%	4.72%	0.59%	4.93%
Mid Cap Value	0.24%	0.00%	84.99%	0.18%	5.20%	2.01%	7.38%
Moderate Growth Lifestyle	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Small Cap Growth	0.00%	0.00%	76.41%	3.29%	10.55%	1.15%	8.60%
Small Cap Value	0.00%	0.00%	77.06%	0.66%	8.37%	2.77%	11.14%
Socially Responsible	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Strategic Bond	0.06%	0.01%	80.34%	0.67%	1.94%	8.89%	8.09%

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the fiscal year ended August 31, 2017, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2017
VALIC Co. I Blue Chip Growth Fund	$—	$1,378,148	$15,321,422	$1,378,148	$2,214,368	$172,281	$2,072,672	$16,730,155
VALIC Co. I Capital Conservation Fund	161,455	7,864	5,985,390	8,652,347	2,019,291	(8,167)	22,471	12,632,750
VALIC Co. I Dividend Value Fund	353,073	1,525,322	17,130,245	1,878,395	—	—	500,306	19,508,946
VALIC Co. I Emerging Economies Fund	222,924	—	9,933,574	19,212,466	30,848,328	1,592,411	109,877	—
VALIC Co. I Foreign Value Fund	532,274	—	26,622,335	532,274	3,655,628	(207,836)	3,727,194	27,018,339
VALIC Co. I Global Real Estate Fund	1,618,663	1,995,020	54,356,225	4,998,868	23,567,026	(2,107,061)	(1,864,073)	31,816,933
VALIC Co. I Government Securities Fund	186,807	—	7,401,700	9,924,366	5,006,241	(120,561)	(1,725)	12,197,539
VALIC Co. I Inflation Protected Fund	86,941	50,628	3,256,539	40,313,725	—	—	1,261,220	44,831,484
VALIC Co. I International Equities Index Fund	448,593	—	33,545,328	3,192,226	19,755,203	(1,365,756)	3,723,926	19,340,521
VALIC Co. I International Government Bond Fund	—	—	531,777	7,435,978	3,369,094	(64,108)	98,361	4,632,914
VALIC Co. I International Growth Fund	166,270	—	17,423,681	166,270	8,444,983	(1,453,597)	3,034,766	10,726,137
VALIC Co. I Large Cap Core Fund	—	—	—	3,297,072	—	—	169,196	3,466,268
VALIC Co. I Mid Cap Index Fund	377,158	2,582,696	26,564,486	13,358,529	—	—	386,247	40,309,262
VALIC Co. I Mid Cap Strategic Growth Fund	—	332,788	5,997,163	698,279	1,222,961	(203,187)	691,408	5,960,702
VALIC Co. I Nasdaq-100 Index Fund	52,150	325,415	12,357,276	377,565	5,978,855	2,669,000	(1,253,226)	8,171,760
VALIC Co. I Science & Technology Fund	—	420,758	7,961,730	420,758	2,808,422	602,542	593,529	6,770,137
VALIC Co. I Small Cap Index Fund	446,577	2,131,259	29,618,264	22,696,160	1,609,291	131,585	2,265,282	53,102,000
VALIC Co. I Small Cap Special Values Fund	153,242	984,341	14,152,320	9,384,125	—	—	92,119	23,628,564
VALIC Co. I Stock Index Fund	339,172	994,903	20,019,331	3,917,377	14,270,781	134,544	1,285,061	11,085,532
VALIC Co. I Value Fund	61,529	—	3,395,396	61,528	—	—	273,347	3,730,271
VALIC Co. II Capital Appreciation Fund	87,784	1,642,011	16,828,047	1,729,795	—	—	648,812	19,206,654
VALIC Co. II Core Bond Fund	366,064	—	31,650,665	11,231,990	25,211,288	(163,527)	(241,047)	17,266,793
VALIC Co. II High Yield Bond Fund	998,065	—	41,823,055	998,064	32,555,984	736,047	431,215	11,432,397

†	Includes reinvestment of distributions paid.

137

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2017
VALIC Co. II International Opportunities Fund	$222,174	$—	$18,032,426	$222,174	$3,712,203	$161,406	$3,025,999	$17,729,802
VALIC Co. II Large Cap Value Fund	156,897	—	9,847,452	1,527,313	—	—	1,221,179	12,595,944
VALIC Co. II Mid Cap Growth Fund	—	—	6,995,995	—	1,677,631	125,923	871,131	6,315,418
VALIC Co. II Mid Cap Value Fund	300,360	3,122,977	33,148,398	20,501,973	—	—	740,643	54,391,014
VALIC Co. II Small Cap Growth Fund	—	672,750	10,481,418	1,846,947	—	—	2,165,754	14,494,119
VALIC Co. II Small Cap Value Fund	328,412	1,324,469	21,141,495	22,595,610	—	—	589,469	44,326,574
VALIC Co. II Strategic Bond Fund	919,386	—	33,848,518	13,891,386	33,535,624	164,368	146,262	14,514,910

	$8,585,970	$19,491,349	$535,371,651	$226,441,708	$221,463,202	$796,307	$26,787,375	$567,933,839

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2017
VALIC Co. I Blue Chip Growth Fund	$—	$167,310	$2,326,865	$167,310	$745,512	$(65,455)	$347,867	$2,031,075
VALIC Co. I Capital Conservation Fund	287,081	13,983	13,460,918	8,823,726	5,219,249	47,901	(164,482)	16,948,814
VALIC Co. I Dividend Value Fund	146,531	633,033	7,109,322	779,563	—	—	207,635	8,096,520
VALIC Co. I Emerging Economies Fund	73,806	—	1,540,790	10,590,900	12,788,992	641,326	15,976	—
VALIC Co. I Foreign Value Fund	117,712	—	11,259,806	117,712	6,967,160	(978,544)	2,020,931	5,452,745
VALIC Co. I Global Real Estate Fund	534,116	658,304	19,440,502	1,192,420	10,499,174	(1,316,758)	(176,006)	8,640,984
VALIC Co. I Government Securities Fund	144,952	—	11,452,787	6,919,766	16,839,861	(443,670)	42,180	1,131,202
VALIC Co. I Inflation Protected Fund	76,938	44,803	9,978,232	25,989,289	—	—	985,569	36,953,090
VALIC Co. I International Equities Index Fund	137,558	—	15,142,320	1,739,008	15,745,378	(47,506)	766,978	1,855,422
VALIC Co. I International Government Bond Fund	—	—	329,674	7,868,183	2,127,834	(41,360)	153,375	6,182,038
VALIC Co. I International Growth Fund	30,883	—	6,337,605	30,883	4,753,419	(731,698)	954,604	1,837,975
VALIC Co. I Large Cap Core Fund	—	—	—	1,314,816	—	—	63,694	1,378,510
VALIC Co. I Mid Cap Index Fund	111,021	760,248	2,386,633	11,651,504	—	—	(332,330)	13,705,807
VALIC Co. I Mid Cap Strategic Growth Fund	—	23,714	671,931	149,149	335,485	(81,819)	126,263	530,039
VALIC Co. I Nasdaq-100 Index Fund	5,481	34,202	679,983	39,683	—	—	139,208	858,874
VALIC Co. I Science & Technology Fund	—	55,747	689,268	55,747	—	—	151,970	896,985
VALIC Co. I Small Cap Index Fund	106,449	508,019	5,475,724	10,781,218	—	—	361,501	16,618,443
VALIC Co. I Small Cap Special Values Fund	62,060	398,637	5,731,386	6,043,700	—	—	2,961	11,778,047
VALIC Co. I Stock Index Fund	27,275	80,005	2,047,065	107,280	2,218,018	66,642	(2,969)	—
VALIC Co. I Value Fund	15,421	—	851,011	15,421	—	—	68,511	934,943
VALIC Co. II Capital Appreciation Fund	18,574	347,426	3,560,571	365,999	—	—	137,279	4,063,849
VALIC Co. II Core Bond Fund	1,229,999	—	66,368,944	4,224,586	21,667,586	340,331	(1,175,108)	48,091,167
VALIC Co. II High Yield Bond Fund	1,869,960	—	45,840,032	1,869,958	16,048,044	610,721	511,661	32,784,328
VALIC Co. II International Opportunities Fund	45,999	—	7,246,530	986,732	4,173,856	72,089	536,122	4,667,617
VALIC Co. II Large Cap Value Fund	48,166	—	3,402,227	48,166	—	—	416,493	3,866,886
VALIC Co. II Mid Cap Growth Fund	—	—	665,361	—	—	—	129,596	794,957
VALIC Co. II Mid Cap Value Fund	113,705	1,182,243	7,779,257	13,284,320	—	—	(80,100)	20,983,477
VALIC Co. II Small Cap Growth Fund	—	75,588	542,833	802,588	—	—	226,508	1,571,929
VALIC Co. II Small Cap Value Fund	82,090	331,066	7,065,831	7,280,508	—	—	329,658	14,675,997
VALIC Co. II Strategic Bond Fund	2,671,127	—	69,060,359	16,034,726	19,091,518	(921,811)	1,529,902	66,611,658

	$7,956,904	$5,314,328	$328,443,767	$139,274,861	$139,221,086	$(2,849,611)	$8,295,447	$333,943,378

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2017
VALIC Co. I Blue Chip Growth Fund	$—	$1,596,942	$15,199,126	$1,596,943	$—	$—	$2,590,154	$19,386,223
VALIC Co. I Capital Conservation Fund	595,887	29,025	23,964,652	19,750,356	6,143,134	(24,910)	(219,806)	37,327,158
VALIC Co. I Dividend Value Fund	471,333	2,036,219	22,867,915	2,507,551	—	—	667,881	26,043,347

†	Includes reinvestment of distributions paid.

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2017
VALIC Co. I Emerging Economies Fund	$226,614	$—	$9,422,600	$23,141,922	$34,458,362	$1,798,162	$95,678	$—
VALIC Co. I Foreign Value Fund	529,911	—	29,489,789	529,911	4,186,055	(334,113)	4,181,138	29,680,670
VALIC Co. I Global Real Estate Fund	1,904,561	2,347,394	80,198,117	4,251,956	44,180,284	(4,265,831)	(1,650,871)	34,353,087
VALIC Co. I Government Securities Fund	322,195	—	12,651,446	17,291,564	16,695,561	(503,713)	158,275	12,902,011
VALIC Co. I Inflation Protected Fund	158,741	92,439	8,429,373	69,105,600	—	—	2,278,464	79,813,437
VALIC Co. I International Equities Index Fund	478,653	—	38,077,630	5,610,532	21,314,996	(1,209,850)	4,107,911	25,271,227
VALIC Co. I International Government Bond Fund	—	—	840,378	9,735,408	5,100,006	(94,752)	99,077	5,480,105
VALIC Co. I International Growth Fund	132,857	—	23,502,940	132,857	14,585,645	(2,637,740)	3,902,511	10,314,923
VALIC Co. I Large Cap Core Fund	—	—	—	4,353,437	—	—	218,088	4,571,525
VALIC Co. I Mid Cap Index Fund	580,321	3,973,905	34,948,351	27,723,718	—	—	62,604	62,734,673
VALIC Co. I Mid Cap Strategic Growth Fund	—	331,256	4,731,566	852,462	—	—	515,968	6,099,996
VALIC Co. I Nasdaq-100 Index Fund	59,445	370,938	7,374,763	430,383	—	—	1,509,777	9,314,923
VALIC Co. I Science & Technology Fund	—	555,062	6,862,935	555,062	—	—	1,513,135	8,931,132
VALIC Co. I Small Cap Index Fund	658,094	3,140,711	43,777,211	32,523,038	—	—	3,410,478	79,710,727
VALIC Co. I Small Cap Special Values Fund	235,437	1,512,320	21,192,799	13,764,670	—	—	114,113	35,071,582
VALIC Co. I Stock Index Fund	253,946	744,907	21,075,631	5,307,565	24,803,360	939,571	148,280	2,667,687
VALIC Co. I Value Fund	77,462	—	4,274,657	77,462	—	—	344,130	4,696,249
VALIC Co. II Capital Appreciation Fund	102,514	1,917,536	19,651,753	2,020,050	—	—	757,680	22,429,483
VALIC Co. II Core Bond Fund	2,144,950	—	93,570,680	27,093,028	33,165,495	110,055	(1,392,323)	86,215,945
VALIC Co. II High Yield Bond Fund	2,605,456	—	91,118,805	2,605,453	54,822,322	1,645,381	902,976	41,450,293
VALIC Co. II International Opportunities Fund	273,076	—	19,079,039	273,076	1,296,401	(29,464)	3,765,576	21,791,826
VALIC Co. II Large Cap Value Fund	187,547	—	13,077,261	376,319	—	—	1,603,049	15,056,629
VALIC Co. II Mid Cap Growth Fund	—	—	5,523,801	—	—	—	1,075,895	6,599,696
VALIC Co. II Mid Cap Value Fund	425,258	4,421,590	48,763,345	27,242,778	—	—	1,154,139	77,160,262
VALIC Co. II Small Cap Growth Fund	—	567,651	7,824,110	2,258,185	—	—	1,722,545	11,804,840
VALIC Co. II Small Cap Value Fund	440,664	1,777,176	25,081,035	33,681,733	—	—	172,267	58,935,035
VALIC Co. II Strategic Bond Fund	2,590,986	—	113,109,023	18,431,027	71,971,634	(1,207,124)	2,309,510	60,670,802

	$15,455,908	$25,415,071	$845,680,731	$353,224,046	$332,723,255	$(5,814,328)	$36,118,299	$896,485,493

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended August 31, 2017 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$198,364,389	$221,463,202	$—	$—
Capital Appreciation	56,400,077	62,302,794	—	—
Conservative Growth Lifestyle	126,003,629	139,221,086	—	—
Core Bond	624,814,722	498,099,459	177,826,008	349,436,758
Government Money Market II	—	—	—	—
High Yield Bond	291,613,095	294,438,365	—	—
International Opportunities	359,759,039	405,109,188	—	—
Large Cap Value	178,086,045	207,249,860	—	—
Mid Cap Growth	197,291,728	205,450,147	—	—
Mid Cap Value	455,023,054	510,936,324	—	—
Moderate Growth Lifestyle	312,353,067	332,723,255	—	—
Small Cap Growth	54,096,686	44,627,525	—	—
Small Cap Value	411,052,322	415,907,422	—	—
Socially Responsible	—	34,933,416	—	—
Strategic Bond	794,750,483	738,734,758	121,111,616	223,962,404

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2017.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$531,491,736	$41,527,513	$(5,085,410)	$36,442,103
Capital Appreciation	72,170,680	20,127,303	(233,978)	19,893,325
Conservative Growth Lifestyle	326,459,847	9,289,960	(1,806,429)	7,483,531
Core Bond	1,162,561,653	22,283,466	(5,148,742)	17,134,724
Government Money Market II	133,143,861	—	—	—
High Yield Bond	594,223,075	25,146,486	(12,832,081)	12,314,405
International Opportunities	526,002,641	169,568,202	(11,478,295)	158,089,907
Large Cap Value	208,748,624	25,829,708	(7,961,088)	17,868,620
Mid Cap Growth	130,180,342	9,200,766	(3,836,122)	5,364,644
Mid Cap Value	921,113,830	178,637,258	(35,338,715)	143,298,543
Moderate Growth Lifestyle	848,864,411	54,542,149	(6,921,067)	47,621,082
Small Cap Growth	117,653,586	32,916,472	(3,545,558)	29,370,914
Small Cap Value	475,756,540	92,072,887	(28,082,196)	63,990,691
Socially Responsible	584,731,590	247,420,053	(30,873,063)	216,546,990
Strategic Bond	798,505,192	21,273,672	(7,934,438)	13,339,234

@	Unrealized appreciation (depreciation) includes amounts for derivatives.

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes.

The tax basis distributable earnings at August 31, 2017 and the tax character of distributions paid during the year ended August 31, 2017 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2017
Fund	Ordinary Income	Long-term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$9,804,295	$18,613,877	$36,442,103	$10,175,052	$30,381,170
Capital Appreciation	457,970	4,650,345	19,893,325	426,761	7,982,648
Conservative Growth Lifestyle	8,269,513	1,304,182	7,483,531	8,581,634	2,821,833
Core Bond	29,745,347	—	17,134,724	27,768,658	—
Government Money Market II	7,550	3	—	215,117	—
High Yield Bond	32,204,893	(40,168,756)	12,315,661	27,551,970	—
International Opportunities	5,910,066	(55,462,966)	157,978,624	8,336,334	—
Large Cap Value	2,944,007	8,292,957	17,868,620	3,093,065	—
Mid Cap Growth	3,368,041	23,021,560	5,364,654	—	—
Mid Cap Value	3,883,376	67,966,499	143,298,541	6,004,897	62,435,557
Moderate Growth Lifestyle	16,737,065	18,327,088	47,621,082	18,966,348	34,930,260
Small Cap Growth	—	6,153,849	29,370,914	—	6,507,357
Small Cap Value	17,850,669	23,131,727	63,990,691	4,928,560	19,876,650
Socially Responsible	13,604,434	12,597,667	216,546,990	12,099,423	52,113,193
Strategic Bond	30,340,988	(15,490,447)	13,374,894	28,271,122	—

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The tax character of distributions paid during the year ended August 31, 2016 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$13,270,729	$34,330,762
Capital Appreciation	312,016	7,803,191
Conservative Growth Lifestyle	9,991,705	11,963,320
Core Bond	26,673,576	—
Government Money Market II	16,693	—
High Yield Bond	23,145,260	—
International Opportunities	6,570,282	—
Large Cap Value	2,372,082	—
Mid Cap Growth	—	9,306,137
Mid Cap Value	2,541,034	130,705,432
Moderate Growth Lifestyle	21,298,906	41,294,498
Small Cap Growth	69,228	9,838,071
Small Cap Value	10,495,948	52,562,489
Socially Responsible	10,420,982	45,692,358
Strategic Bond	32,224,009	917,775

As of August 31, 2017, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward	Unlimited
Fund	2018	ST	LT
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	—
Government Money Market II	—	—	—
High Yield Bond	25,316,663	3,514,648	11,337,445
International Opportunities	55,462,966	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	—	—	—
Small Cap Growth	—	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	—	15,490,447

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Aggressive Growth Lifestyle	$—
Capital Appreciation	—
Conservative Growth Lifestyle	—
Core Bond	1,908,578
Government Money Market II	—
High Yield Bond	3,280,143
International Opportunities	37,884,633

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Capital Loss Carryforward Utilized
Large Cap Value	$17,831,901
Mid Cap Growth	2,327,330
Mid Cap Value	—
Moderate Growth Lifestyle	—
Small Cap Growth	—
Small Cap Value	—
Socially Responsible	—
Strategic Bond	3,364,943

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2017, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	195,799	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	1,748,297	—
Government Money Market II	—	—	—
High Yield Bond	1,137,020	—	—
International Opportunities	—	1,873,079	—
Large Cap Value	—	—	—
Mid Cap Growth	148,850	—	—
Mid Cap Value	10,193	3,066,158	—
Moderate Growth Lifestyle	—	—	—
Small Cap Growth	421,447	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	5,043,362	—	—

For the period ended August 31, 2017, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$59,547	$(59,547)	$—
Capital Appreciation	19	(19)	—
Conservative Growth Lifestyle	18,493	(18,493)	—
Core Bond	3,644,320	(3,644,320)	—
Government Money Market II	3,634	(3,634)	—
High Yield Bond	716,938	(716,938)	—
International Opportunities	1,114,975	(1,114,975)	—
Large Cap Value	104,815	(104,815)	—
Mid Cap Growth	203,213	(203,213)	—
Mid Cap Value	(10,728)	10,728	—
Moderate Growth Lifestyle	85,744	(85,744)	—
Small Cap Growth	267,997	(92,671)	(175,326)
Small Cap Value	21,887	(21,887)	—
Socially Responsible	713,614	(713,614)	—
Strategic Bond	(838,240)	838,240	—

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2017		For the year ended August 31, 2016		For the year ended August 31, 2017		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,288,345	$24,431,926	2,529,023	$26,519,694	160,693	$2,642,739	165,944	$2,726,232
Reinvested dividends	3,884,696	40,556,222	4,837,550	47,601,491	525,588	8,409,409	527,990	8,115,207
Shares redeemed	(4,415,461)	(46,948,889)	(3,663,417)	(38,225,556)	(464,903)	(7,574,451)	(394,882)	(6,423,847)

Net increase (decrease)	1,757,580	$18,039,259	3,703,156	$35,895,629	221,378	$3,477,697	299,052	$4,417,592

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2017		For the year ended August 31, 2016		For the year ended August 31, 2017		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,936,936	$23,049,619	1,704,814	$20,114,374	14,147,011	$156,951,575	29,384,378	$324,369,615
Reinvested dividends	965,577	11,403,467	1,934,363	21,955,025	2,552,266	27,768,658	2,420,470	26,673,576
Shares redeemed	(3,007,486)	(35,919,750)	(3,130,108)	(37,003,004)	(23,081,613)	(256,349,495)	(22,860,308)	(253,759,878)

Net increase (decrease)	(104,973)	$(1,466,664)	509,069	$5,066,395	(6,382,336)	$(71,629,262)	8,944,540	$97,283,313

	Government Money Market II				High Yield Bond
	For the year ended August 31, 2017		For the year ended August 31, 2016		For the year ended August 31, 2017		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	55,580,362	$55,580,362	72,393,205	$72,393,205	11,605,187	$88,808,510	19,111,895	$140,865,271
Reinvested dividends	215,117	215,117	16,693	16,693	3,630,036	27,551,970	3,241,633	23,145,260
Shares redeemed	(64,142,889)	(64,142,889)	(91,029,058)	(91,029,058)	(20,922,297)	(161,991,585)	(7,537,158)	(54,445,820)

Net increase (decrease)	(8,347,410)	$(8,347,410)	(18,619,160)	$(18,619,160)	(5,687,074)	$(45,631,105)	14,816,370	$109,564,711

	International Opportunities				Large Cap Value
	For the year ended August 31, 2017		For the year ended August 31, 2016		For the year ended August 31, 2017		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,797,806	$31,899,280	2,689,365	$41,012,286	1,026,540	$20,768,454	2,348,522	$41,070,164
Reinvested dividends	471,512	8,336,334	426,088	6,570,282	151,844	3,093,065	136,483	2,372,082
Shares redeemed	(4,892,126)	(81,103,513)	(5,403,603)	(83,905,951)	(2,748,947)	(55,234,000)	(1,278,767)	(22,123,285)

Net increase (decrease)	(2,622,808)	$(40,867,899)	(2,288,150)	$(36,323,383)	(1,570,563)	$(31,372,481)	1,206,238	$21,318,961

	Mid Cap Growth				Mid Cap Value
	For the year ended August 31, 2017		For the year ended August 31, 2016		For the year ended August 31, 2017		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	643,016	$6,143,554	931,126	$7,915,190	3,113,074	$67,383,250	2,878,053	$58,872,960
Reinvested dividends	—	—	1,179,485	9,306,137	3,262,176	68,440,454	6,976,255	133,246,466
Shares redeemed	(1,668,191)	(14,705,214)	(5,279,491)	(43,276,809)	(5,889,950)	(127,243,229)	(3,537,996)	(75,149,064)

Net increase (decrease)	(1,025,175)	$(8,561,660)	(3,168,880)	$(26,055,482)	485,300	$8,580,475	6,316,312	$116,970,362

	Moderate Growth Lifestyle				Small Cap Growth
	For the year ended August 31, 2017		For the year ended August 31, 2016		For the year ended August 31, 2017		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,618,038	$51,313,871	3,284,540	$45,784,397	1,617,443	$25,583,272	476,646	$6,587,220
Reinvested dividends	3,871,883	53,896,608	4,706,271	62,593,404	409,525	6,507,357	826,986	9,907,299
Shares redeemed	(5,068,152)	(72,249,711)	(4,064,492)	(56,364,059)	(974,006)	(14,992,979)	(1,453,590)	(20,128,160)

Net increase (decrease)	2,421,769	$32,960,768	3,926,319	$52,013,742	1,052,962	$17,097,650	(149,958)	$(3,633,641)

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Value				Socially Responsible
	For the year ended August 31, 2017		For the year ended August 31, 2016		For the year ended August 31, 2017		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,836,536	$72,821,109	4,061,698	$55,420,760	1,584,241	$31,264,582	1,163,692	$22,038,052
Reinvested dividends	1,687,429	24,805,210	5,101,815	63,058,437	3,292,955	64,212,616	3,084,846	56,113,340
Shares redeemed	(7,807,916)	(116,263,147)	(6,081,367)	(82,041,116)	(4,535,980)	(90,611,383)	(4,041,692)	(76,281,649)

Net increase (decrease)	(1,283,951)	$(18,636,828)	3,082,146	$36,438,081	341,216	$4,865,815	206,846	$1,869,743

	Strategic Bond
	For the year ended August 31, 2017		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	5,464,340	$61,469,082	9,365,661	$102,893,415
Reinvested dividends	2,551,545	28,271,122	3,063,011	33,141,784
Shares redeemed	(15,154,000)	(171,617,233)	(10,873,519)	(119,117,147)

Net increase (decrease)	(7,138,115)	$(81,877,029)	1,555,153	$16,918,052

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended August 31, 2017, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Government Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Series’ custodian. The interest payable under the committed line of credit is the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points. In addition, the commitment fee on the daily unused portion of the committed line of credit is equal to 25 basis points per annum.

144

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The Series also paid a portion of an upfront fee in the amount of $50,000 at the closing of the committed and uncommitted lines of credit on October 7, 2016. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the year ended August 31, 2017, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Opportunities	8	$667	$1,535,678	1.90%
Large Cap Value	12	1,159	1,759,650	2.06
Mid Cap Growth	1	9	179,408	1.79

At August 31, 2017, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended August 31, 2017, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the year ended August 31, 2017, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
International Opportunities	$71,613	$484,000	$23,376
Mid Cap Value	20,736	85,584	19,573

145

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2017		2016		2015		2014		2013		2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$10.41		$10.67		$12.04		$10.30		$9.22		$15.99	$16.35	$15.88	$12.82	$10.92

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16		0.19		0.20		0.18		0.11		0.08	0.09	0.06	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	0.93		0.56		(0.52)		1.77		1.10		2.12	1.20	0.46	3.08	1.88
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.09		0.75		(0.32)		1.95		1.21		2.20	1.29	0.52	3.13	1.95

Distributions from:
Net investment income	(0.21)		(0.23)		(0.19)		(0.11)		(0.13)		(0.08)	(0.06)	(0.05)	(0.07)	(0.05)
Net realized gain on securities	(0.61)		(0.78)		(0.86)		(0.10)		–		(1.56)	(1.59)	–	–	–

Total distributions	(0.82)		(1.01)		(1.05)		(0.21)		(0.13)		(1.64)	(1.65)	(0.05)	(0.07)	(0.05)

Net asset value at end of period	$10.68		$10.41		$10.67		$12.04		$10.30		$16.55	$15.99	$16.35	$15.88	$12.82

TOTAL RETURN(a)	10.61%		7.53%		(3.17)%		19.03%		13.21%		14.13%	8.33%	3.28%	24.43%	17.93%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.15	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.99%	1.00%	0.98%	0.99%	1.01%
Ratio of expense reductions to average net assets	–		–		–		–		–		0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.47	%(e)	1.78	%(e)	1.71	%(e)	1.56	%(e)	1.11	%(e)	0.50%	0.52%	0.36%	0.31%	0.58%
Ratio of net investment income (loss) to average net assets(c)	1.44	%(e)	1.73	%(e)	1.67	%(e)	1.52	%(e)	1.06	%(e)	0.36%	0.37%	0.23%	0.17%	0.42%
Portfolio turnover rate	36%		24%		31%		32%		41%		66%	54%	44%	44%	44%
Number of shares outstanding at end of period (000’s)	53,168		51,410		47,707		42,546		38,755		5,535	5,313	5,014	5,491	5,470
Net assets at the end of period (000’s)	$567,843		$535,245		$508,890		$512,113		$399,133		$91,579	$84,946	$81,961	$87,214	$70,095

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

146

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2017		2016		2015		2014		2013		2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$11.82		$11.95		$13.12		$12.13		$12.02		$11.30	$10.93	$11.09	$10.69	$11.41

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28		0.30		0.31		0.29		0.26		0.27	0.24	0.23	0.24	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	0.39		0.41		(0.62)		1.31		0.32		(0.12)	0.38	(0.16)	0.44	(0.43)
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.67		0.71		(0.31)		1.60		0.58		0.15	0.62	0.07	0.68	(0.20)

Distributions from:
Net investment income	(0.32)		(0.34)		(0.29)		(0.26)		(0.24)		(0.30)	(0.22)	(0.23)	(0.20)	(0.32)
Net realized gain on securities	(0.10)		(0.50)		(0.57)		(0.35)		(0.23)		–	(0.03)	–	(0.08)	(0.20)

Total distributions	(0.42)		(0.84)		(0.86)		(0.61)		(0.47)		(0.30)	(0.25)	(0.23)	(0.28)	(0.52)

Net asset value at end of period	$12.07		$11.82		$11.95		$13.12		$12.13		$11.15	$11.30	$10.93	$11.09	$10.69

TOTAL RETURN(a)	5.76%		6.19%		(2.65)%		13.34%		4.93%		1.37%	5.78%	0.62%	6.44%	(1.95)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)	0.15	%(e)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.80%	0.79%	0.79%	0.80%	0.84%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.31	%(e)	2.51	%(e)	2.45	%(e)	2.26	%(e)	2.12	%(e)	2.40%	2.16%	2.10%	2.24%	2.12%
Ratio of net investment income (loss) to average net assets(c)	2.27	%(e)	2.46	%(e)	2.40	%(e)	2.22	%(e)	2.06	%(e)	2.37%	2.15%	2.08%	2.21%	2.05%
Portfolio turnover rate	38%		27%		33%		31%		53%		76%	139%	153%	169%	175%
Number of shares outstanding at end of period (000’s)	27,674		27,779		27,270		24,601		21,622		100,052	106,434	97,489	85,364	72,290
Net assets at the end of period (000’s)	$333,907		$328,390		$325,797		$322,764		$262,360		$1,115,936	$1,202,915	$1,065,803	$946,699	$772,784

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

147

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Government Money Market II Fund						High Yield Bond Fund
	Year Ended August 31,						Year Ended August 31,
	2017	2016	2015		2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00	$7.56	$7.40	$7.93	$7.63	$7.64

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.00	0.00		0.00	0.00	0.41	0.37	0.38	0.41	0.44
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	0.00	0.00		0.00	0.00	0.15	0.13	(0.53)	0.28	(0.03)
Net increase from payments by affiliates	–	–	0.00		–	–	–	–	–	–	–

Total income (loss) from investment operations	0.00	0.00	0.00		0.00	0.00	0.56	0.50	(0.15)	0.69	0.41

Distributions from:
Net investment income	(0.00)	(0.00)	(0.00)		(0.00)	(0.00)	(0.37)	(0.34)	(0.38)	(0.39)	(0.42)
Net realized gain on securities	–	–	–		–	–	–	–	–	–	–

Total distributions	(0.00)	(0.00)	(0.00)		(0.00)	(0.00)	(0.37)	(0.34)	(0.38)	(0.39)	(0.42)

Net asset value at end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$7.75	$7.56	$7.40	$7.93	$7.63

TOTAL RETURN(a)	0.16%	0.01%	0.01	%(e)	0.01%	0.01%	7.54%	7.07%	(2.02)%	9.10%	5.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.50%	0.32%	0.15%		0.15%	0.20%	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.70%	0.66%	0.64%		0.63%	0.65%	0.97%	0.99%	0.98%	0.99%	1.01%
Ratio of expense reductions to average net assets	–	–	–		–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.16%	0.01%	0.01%		0.01%	0.01%	5.27%	5.16%	5.00%	5.25%	5.77%
Ratio of net investment income (loss) to average net assets(c)	(0.04)%	(0.33)%	(0.48)%		(0.47)%	(0.44)%	5.26%	5.13%	4.97%	5.22%	5.73%
Portfolio turnover rate	N/A	N/A	N/A		N/A	N/A	52%	36%	36%	37%	34%
Number of shares outstanding at end of period (000’s)	132,916	141,263	159,882		170,830	186,069	72,461	78,148	63,332	53,018	44,801
Net assets at the end of period (000’s)	$132,944	$141,291	$159,905		$170,575	$185,810	$561,480	$590,679	$468,855	$420,459	$341,751

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	International Opportunities Fund					Large Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$16.00	$15.08	$15.50	$13.78	$11.87	$18.41	$17.08	$17.58	$14.51	$11.67

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14	0.14	0.16	0.16	0.14	0.24	0.27	0.20	0.22	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	3.49	0.94	(0.38)	1.75	2.04	2.27	1.27	(0.46)	3.04	2.81
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	3.63	1.08	(0.22)	1.91	2.18	2.51	1.54	(0.26)	3.26	3.00

Distributions from:
Net investment income	(0.25)	(0.16)	(0.20)	(0.19)	(0.27)	(0.26)	(0.21)	(0.24)	(0.19)	(0.16)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.25)	(0.16)	(0.20)	(0.19)	(0.27)	(0.26)	(0.21)	(0.24)	(0.19)	(0.16)

Net asset value at end of period	$19.38	$16.00	$15.08	$15.50	$13.78	$20.66	$18.41	$17.08	$17.58	$14.51

TOTAL RETURN(a)	22.81%	7.23%	(1.50)%	13.88%	18.58%	13.66%	9.09%	(1.56)%	22.55%	26.02%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00%	1.00%	1.00%	1.00%	1.00%	0.81%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.22%	1.21%	1.21%	1.21%	1.31%	0.88%	0.89%	0.88%	0.88%	0.91%
Ratio of expense reductions to average net assets	–	0.00%	0.01%	0.00%	–	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.82%	0.91%	1.02%	1.05%	1.08%	1.21%	1.59%	1.11%	1.31%	1.40%
Ratio of net investment income (loss) to average net assets(c)	0.60%	0.70%	0.81%	0.84%	0.76%	1.14%	1.51%	1.04%	1.24%	1.30%
Portfolio turnover rate	62%	58%	59%	72%	62%	77%	71%	72%	54%	53%
Number of shares outstanding at end of period (000’s)	34,637	37,260	39,548	37,851	38,063	10,969	12,540	11,333	12,597	12,995
Net assets at the end of period (000’s)	$671,097	$596,055	$596,301	$586,631	$524,503	$226,626	$230,844	$193,602	$221,453	$188,508

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Growth Fund					Mid Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$8.42	$8.81	$10.13	$9.76	$8.45	$20.45	$21.82	$25.15	$21.66	$17.31

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	(0.02)	(0.02)	(0.05)	0.00	0.07	0.14	0.07	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	1.64	0.24	0.27	1.33	1.42	2.17	1.73	(0.82)	5.06	4.35
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	1.64	0.22	0.25	1.28	1.42	2.24	1.87	(0.75)	5.11	4.42

Distributions from:
Net investment income	–	–	–	(0.01)	(0.01)	(0.13)	(0.06)	(0.05)	(0.08)	(0.07)
Net realized gain on securities	–	(0.61)	(1.57)	(0.90)	(0.10)	(1.33)	(3.18)	(2.53)	(1.54)	–

Total distributions	–	(0.61)	(1.57)	(0.91)	(0.11)	(1.46)	(3.24)	(2.58)	(1.62)	(0.07)

Net asset value at end of period	$10.06	$8.42	$8.81	$10.13	$9.76	$21.23	$20.45	$21.82	$25.15	$21.66

TOTAL RETURN(a)	19.48%	3.01%	1.66%	13.86%	17.06%	11.02%	9.62%	(3.61)%	23.97%	25.64%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.17%	1.17%	1.14%	1.17%	1.18%	1.05%	1.06%	1.06%	1.05%	1.08%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.04%	(0.27)%	(0.26)%	(0.47)%	0.02%	0.32%	0.65%	0.28%	0.22%	0.37%
Ratio of net investment income (loss) to average net assets(c)	(0.28)%	(0.59)%	(0.54)%	(0.79)%	(0.30)%	0.32%	0.64%	0.27%	0.22%	0.34%
Portfolio turnover rate	162%	92%	102%	175%	112%	44%	44%	56%	29%	46%
Number of shares outstanding at end of period (000’s)	13,313	14,338	17,507	16,118	13,586	49,262	48,776	42,460	38,551	39,686
Net assets at the end of period (000’s)	$133,988	$120,774	$154,291	$163,273	$132,584	$1,046,046	$997,576	$926,580	$969,591	$859,611

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

150

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Moderate Growth Lifestyle Fund										Small Cap Growth Fund
	Year Ended August 31,										Year Ended August 31,
	2017		2016		2015		2014		2013		2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$13.98		$14.09		$15.61		$13.93		$13.10		$14.20	$15.31	$16.27	$16.11	$13.47

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24		0.30		0.29		0.28		0.21		(0.08)	(0.03)	(0.04)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.92		0.70		(0.65)		1.99		1.04		3.72	0.42	0.97	1.68	3.92
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.16		1.00		(0.36)		2.27		1.25		3.64	0.39	0.93	1.54	3.83

Distributions from:
Net investment income	(0.32)		(0.32)		(0.28)		(0.20)		(0.21)		–	–	–	–	–
Net realized gain on securities	(0.59)		(0.79)		(0.88)		(0.39)		(0.21)		(0.86)	(1.50)	(1.89)	(1.38)	(1.19)

Total distributions	(0.91)		(1.11)		(1.16)		(0.59)		(0.42)		(0.86)	(1.50)	(1.89)	(1.38)	(1.19)

Net asset value at end of period	$14.23		$13.98		$14.09		$15.61		$13.93		$16.98	$14.20	$15.31	$16.27	$16.11

TOTAL RETURN(a)	8.42%		7.48%		(2.68)%		16.46%		9.76%		26.05%	4.40%	5.26%	10.33%	31.19%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)	1.25%	1.29%	1.25%	1.26%	1.31%
Ratio of expense reduction to average net assets	–		–		–		–		–		0.00%	0.01%	0.01%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.68	%(e)	2.15	%(e)	1.92	%(e)	1.84	%(e)	1.55	%(e)	(0.53)%	(0.22)%	(0.25)%	(0.83)%	(0.65)%
Ratio of net investment income (loss) to average net assets(c)	1.65	%(e)	2.11	%(e)	1.89	%(e)	1.81	%(e)	1.50	%(e)	(0.62)%	(0.35)%	(0.34)%	(0.93)%	(0.80)%
Portfolio turnover rate	36%		33%		30%		27%		36%		40%	39%	49%	63%	68%
Number of shares outstanding at end of period (000’s)	63,003		60,581		56,655		51,152		43,504		8,088	7,035	7,185	7,001	6,333
Net assets at the end of period (000’s)	$896,346		$846,974		$798,444		$798,521		$606,185		$137,330	$99,884	$110,029	$113,907	$102,025

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

151

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund					Socially Responsible Fund
	Year Ended August 31,					Year Ended August 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$13.57	$14.01	$16.65	$15.83	$12.68	$19.23	$18.55	$18.56	$14.84	$12.53

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11	0.13	0.17	0.09	0.13	0.29	0.28	0.26	0.22	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	1.48	1.27	(0.56)	2.70	3.33	2.33	1.89	(0.05)	3.74	2.31
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	1.59	1.40	(0.39)	2.79	3.46	2.62	2.17	0.21	3.96	2.52

Distributions from:
Net investment income	(0.14)	(0.17)	(0.10)	(0.17)	(0.07)	(0.29)	(0.28)	(0.22)	(0.24)	(0.21)
Net realized gain on securities	(0.55)	(1.67)	(2.15)	(1.80)	(0.24)	(1.41)	(1.21)	–	–	–

Total distributions	(0.69)	(1.84)	(2.25)	(1.97)	(0.31)	(1.70)	(1.49)	(0.22)	(0.24)	(0.21)

Net asset value at end of period	$14.47	$13.57	$14.01	$16.65	$15.83	$20.15	$19.23	$18.55	$18.56	$14.84

TOTAL RETURN(a)	11.61%	11.27%	(3.38)%	18.39%	27.78%	13.90%	12.16%	1.06%	26.82%	20.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%	0.95%	0.95%	0.95%	0.95%	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.03%	1.04%	1.03%	1.03%	1.05%	0.61%	0.61%	0.61%	0.61%	0.62%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.71%	0.98%	1.02%	0.54%	0.91%	1.46%	1.47%	1.35%	1.29%	1.56%
Ratio of net investment income (loss) to average net assets(c)	0.62%	0.89%	0.95%	0.46%	0.81%	1.41%	1.42%	1.31%	1.25%	1.49%
Portfolio turnover rate	79%	59%	50%	47%	81%	0%	25%	31%	26%	39%
Number of shares outstanding at end of period (000’s)	36,582	37,866	34,784	33,516	32,045	39,701	39,360	39,153	36,604	39,040
Net assets at the end of period (000’s)	$529,505	$513,783	$487,157	$558,170	$507,366	$799,898	$756,821	$726,460	$679,235	$579,372

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

152

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Year Ended August 31,
	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$11.28	$11.00	$11.77	$11.23	$11.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.39	0.38	0.42	0.48	0.46
Net realized and unrealized gain (loss) on investments and foreign currencies	0.13	0.39	(0.68)	0.62	(0.44)
Net increase from payments by affiliates	–	–	–	–	–

Total income (loss) from investment operations	0.52	0.77	(0.26)	1.10	0.02

Distributions from:
Net investment income	(0.42)	(0.45)	(0.41)	(0.44)	(0.46)
Net realized gain on securities	–	(0.04)	(0.10)	(0.12)	(0.11)

Total distributions	(0.42)	(0.49)	(0.51)	(0.56)	(0.57)

Net asset value at end of period	$11.38	$11.28	$11.00	$11.77	$11.23

TOTAL RETURN(a)	4.75%	7.15%	(2.32)%	9.89%	0.03%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	0.88%	0.88%	0.87%	0.88%	0.89	%(b)
Ratio of expenses to average net assets	0.88%	0.88%	0.87%	0.88%	0.91	%(c)
Ratio of expense reductions to average net assets	–	–	–	–	–
Ratio of net investment income (loss) to average net assets	3.48%	3.51%	3.67%	4.11%	4.00	%(b)
Ratio of net investment income (loss) to average net assets	3.48%	3.51%	3.67%	4.11%	3.98	%(c)
Portfolio turnover rate	118%	162%	132%	150%	164%
Number of shares outstanding at end of period (000’s)	65,845	72,983	71,428	64,149	61,398
Net assets at the end of period (000’s)	$749,055	$823,464	$785,635	$755,092	$689,403

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

153

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VALIC Company II and Shareholders of the Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, Government Money Market II Fund, High Yield Bond Fund, International Opportunities Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund and Strategic Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, Government Money Market II Fund, High Yield Bond Fund, International Opportunities Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund and Strategic Bond Fund (fifteen funds constituting VALIC Company II, hereafter referred to as the “Series”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian, transfer agent, brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

October 27, 2017

154

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on April 24, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Wellington Management Company LLP (“Wellington”) with respect to the Mid Cap Growth Fund (the “Fund”). In connection with the approval of the Sub-Advisory Agreement with Wellington, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and Wells Capital Management Incorporated (“WellsCap”) with respect to the Fund.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Wellington; (2) the sub-advisory fees proposed to be charged in connection with Wellington’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of a composite of other accounts managed by Wellington using the same strategy that would be applied to the Fund, compared to the performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and against the Fund’s benchmark (“Benchmark”), and the performance of comparable funds managed by Wellington against the Benchmark; (4) the costs of services and the benefits potentially to be derived by Wellington; (5) whether the Fund will benefit from possible economies of scale from engaging Wellington; (6) information regarding Wellington’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from Wellington who responded to questions posed by the Board and management. The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Wellington. The Board reviewed information provided by Wellington relating to its operations and personnel. The Board also took into account their knowledge of Wellington’s management, operations and the quality of their performance based on the Board’s experiences with Wellington, which also manages certain other series of VC II. The Board also noted that Wellington’s management of the Fund will be subject to the oversight of the VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by Wellington. The Board noted that Wellington will (i) manage the investment and reinvestment of the Fund’s assets; (ii) determine in its discretion the securities and other investments to be purchased or sold; (iii) maintain a trading desk and place orders for the purchase and sale of portfolio securities (or arrange for another entity to provide a trading desk and to place orders) with brokers or dealers selected by Wellington, subject to its control, direction, and supervision, which may include affiliated brokers or dealers; (iv) keep records adequately demonstrating compliance with its obligations under the Sub-Advisory Agreement; and (v) render regular reports to the Board as VALIC and the Board may reasonably request. The Board reviewed Wellington’s history and investment experience as well as information regarding the qualifications, background and responsibilities of Wellington’s investment personnel who would provide services to the Fund. The Board also reviewed Wellington’s brokerage practices. The Board also noted that it received information on Wellington’s financial condition and compliance function of Wellington. Based on information received throughout the year, the Board also considered Wellington’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by Wellington were expected to be satisfactory and that there was a reasonable basis to conclude that Wellington would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that there would be no change to the subadvisory fee rate payable by the Fund as a result of the change in subadviser. The Board considered information received in connection with the annual review and approval of the prior Investment Sub-Advisory Agreement between VALIC and WellsCap with respect to the Fund, regarding the subadvisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board also considered expense information of comparable funds or accounts managed by Wellington that have comparable investment objectives and strategies to the Fund. The Board noted that VALIC negotiated the sub-advisory fee with Wellington at arm’s length. The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the appointment of Wellington will not result in any change to the management fee paid by the Fund to VALIC.

The Board considered that the subadvisory fees paid to WellsCap, which were paid at the same rate as the proposed sub-advisory fee payable to Wellington, were above the median of its Subadvisory Expense Universe. The Board considered that certain of Wellington’s comparable funds and accounts paid to Wellington lower fee rates, but noted that Wellington managed such funds as part of a multi-fund relationship with approximately $100 billion under management. The Board also considered that the sub-advisory fee rate payable to Wellington contains breakpoints. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group as of the period ended December 31, 2016. The Board also considered the performance of other funds managed by Wellington and a composite of Wellington accounts, each managed using a similar investment strategy as that which Wellington will use to manage the Fund. The Board noted that such comparable funds and accounts outperformed the Performance Group and Benchmark for the year-to-date, one- and three- and five-year periods ended December 31, 2016.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a

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VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the subadvisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the fee arrangement with respect to the Fund would not change as a result of the replacement of WellsCap with Wellington. The Board noted that, therefore, retaining Wellington was not expected to have any impact on VALIC’s profitability. The Board also considered that the sub-advisory fee rate was negotiated with Wellington at arm’s length. In considering the anticipated profitability to Wellington in connection with its relationship to the Fund, the Trustees noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Trustees determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Wellington from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to Wellington’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Wellington’s management of the Fund are not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Wellington Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board noted that the terms of the Wellington Agreement will not differ materially from the terms of the prior sub-advisory agreement with WellsCap except for: (i) the name of the subadviser; (ii) the effective date of the agreement; (iii) certain detail regarding an obligation to seek best execution of Fund transactions in the case of the prior sub-advisory agreement with WellsCap; (iv) express terms relating to VALIC’s voting of proxies in the case of the prior sub-advisory agreement with WellsCap; and (v) terms relating to the requisite notice period in the event of termination. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Wellington possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

156

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

At an in-person meeting held on April 24, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Janus Capital Management, LLC (“Janus”) and a new Sub-Subadvisory Agreement (collectively, with the Sub-Advisory Agreement, the “New Sub-Advisory Agreements”) between Janus and Perkins Investment Management, LLC (“Perkins”) with respect to the Large Cap Value Fund (the “Fund”). The prior Investment Sub-Advisory Agreement between VALIC and Janus and the prior Sub-Subadvisory Agreement between Janus and Perkins provided, consistent with Section 15(a)(4) of the Investment Company Act of 1940, as amended (the “1940 Act”), for automatic termination upon a change in control of Janus and Perkins, as applicable. On May 30, 2017, Janus Capital Group Inc. (JCGI), the ultimate parent entity of Janus, merged with Henderson Group plc into a newly formed entity, Janus Henderson Group plc (the “Transaction”). The closing of the Transaction constituted a change in control of Janus and Perkins. The Board approved the New Sub-Advisory Agreements with respect to the Fund the Meeting to be effective upon the closing of the Transaction.

In connection with the approval of the New Sub-Advisory Agreements, the Board, including the Independent Trustees, received materials relating to certain factors the Board considered in determining whether to approve the New Sub-Advisory Agreements. Those factors included: (1) the nature, extent and quality of the services to be provided to the Funds by Janus and Perkins; (2) the sub-advisory fees proposed to be charged in connection with Janus’ management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of the Fund compared to the performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and against the Fund’s benchmark (“Benchmark”), and the performance of comparable funds managed by Janus against the Benchmark; (4) the costs of services and the benefits potentially to be derived by Janus and Perkins; (5) whether the Fund will benefit from possible economies of scale from engaging Janus; (6) information regarding Janus and Perkins’ brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed New Sub-Advisory Agreements.

In considering whether to approve the New Sub-Advisory Agreements, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from Janus and Henderson who responded to questions posed by the Board and management. The Board noted that in accordance with Section 15(c) of the 1940 Act, Janus furnished the Board with extensive information, both at this Meeting and throughout the prior year in connection with the annual consideration and renewal of the prior Investment Sub-Advisory Agreement and the prior Sub-Subadvisory Agreement. The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New Sub-Advisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Janus and Perkins. The Board reviewed information provided by Janus relating to Janus’ and Perkins’ operations and personnel. The Board also took into account that the individuals at Janus and Perkins currently responsible for managing the Fund’s portfolio will continue to manage the Fund’s portfolio following the Transaction. The Board also noted that Janus’ management of the Fund will continue to be subject to the oversight of the VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board also noted that the Fund’s principal investment strategies and techniques were not expected to change in connection with the Transaction.

The Board considered information provided to them regarding the services that would continue to be provided by Janus and Perkins. The Board noted that Janus will (i) determine the securities to be purchased or sold on behalf of the Fund; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and (iii) render regular reports to VALIC and to officers and Trustees of the Fund concerning its discharge of the foregoing responsibilities. The Board considered that the delegation of any of such duties to Perkins will in no way relieve Janus of its duties under the Sub-Advisory Agreement. The Board reviewed Janus’ and Perkins’ history and investment experience as well as information regarding the qualifications, background and responsibilities of Janus’ and Perkins’ investment and compliance personnel, as applicable, who would provide services to the Fund. The Board also took into account the financial condition of JCGI. The Board also reviewed Janus’ brokerage practices. The Board also considered Janus’ and Perkins’ risk management processes and regulatory history, including information regarding whether they were currently involved in any regulatory actions or investigations as well as material litigation that may affect their ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by Janus and Perkins were expected to be satisfactory and that there was a reasonable basis to conclude that Janus and Perkins would continue to provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by Janus and Perkins for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with Janus at arm’s length. The Board also noted that the sub-advisory fee rate to be payable to Janus pursuant to the Sub-Advisory Agreement is identical to the sub-advisory fee rate payable pursuant to the prior agreement. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the appointment of Janus will not result in any change to the management fee paid by the Fund to VALIC. The Board also considered expense information of comparable funds or accounts managed by Janus that have comparable investment objectives and strategies to the Fund.

The Board also considered that the fee payable to Perkins would not change as a result of the Transaction. The Board considered that the sub-sub-advisory fees will be paid by Janus out of the sub-advisory fees it receives from Fund, and that the sub-subadvisory fees are not paid by the Fund. Therefore, the Board considered that the appointment of Perkins will not result in any change to the fees paid by the Fund.

The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the Fund’s actual sub-advisory fees were below the median of its Subadvisory Expense Group/Universe. The Board also considered that the sub-advisory fee rates payable to Janus contain breakpoints. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

157

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board also received and reviewed information prepared in connection with the last annual renewal of the sub-advisory agreement and sub-sub-advisory agreement by an independent third-party provider of mutual fund data regarding each Fund’s investment performance compared against the Performance Group and Benchmark. The Board also noted that the Fund’s performance was above the median of its Performance Group for the one-, three- and five-year periods, and it underperformed its Benchmark for the one-, three and five-year periods.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the New Sub-Advisory Agreements. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board noted that the sub-advisory fee rate proposed to be paid pursuant the New Sub-Advisory Agreements would not change as a result of the merger and that, as a result, the approval of the New Sub-Advisory Agreements were not expected to have any impact on VALIC’s profitability with respect to the Fund. The Board considered that the sub-advisory fee rates were negotiated with Janus at arm’s length. In considering the anticipated profitability to Janus in connection with its relationship to the Funds, the Trustees noted that the fees under the New Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Funds or by Janus out of the sub-advisory fees it receives from VALIC.

In light of all the factors considered, the Trustees determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Janus or Perkins from their relationship with the Funds was not material to their deliberations with respect to consideration of approval of the New Sub-Advisory Agreements.

Economies of Scale. For similar reasons as stated above with respect to Janus’ and Perkins’ anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Janus’ management of the Fund and Perkins’ management of the Fund are not material factors to the approval of the New Sub-Advisory Agreements, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the New Sub-Advisory Agreements, including the duties and responsibilities to be undertaken. The Board noted that the terms of the New Sub-Advisory Agreements will not differ materially from the terms of the existing agreements with Janus and Perkins, except for the effective date and the term of each agreement. The Board concluded that the terms of the New Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decisions to approve the New Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Janus and Perkins possess the capability and resources to perform the duties required under the New Sub-Advisory Agreements.

158

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

At an in-person meeting held on August 7-8, 2017, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Investment Advisory Agreement with respect to each series of VC II (each a “Fund,” and collectively, the “Funds”) between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC II (collectively, the “Sub-advisory Agreements”): Boston Partners Global Investors, Inc. (“Boston Bartners”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Macquarie Investment Management (“MIM”), Massachusetts Financial Services Company (“MFS”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), The Boston Company Asset Management, Inc. (“TBCAM”) and Wellington Management Company LLP (“Wellington”) (collectively referred to as the “Sub-advisers”). The Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.” Prior to the August 7-8, 2017 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 10-11, 2017.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of mutual fund data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC, the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in an executive session at an in-person special meeting held on July 10-11, 2017 and executive sessions held during the August 2017 meeting during which such independent counsel provided guidance to the Independent Trustees. Following the July 10-11, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2017 meeting. The continuation of all Advisory Contracts was approved at the August 2017 meeting for a one-year term beginning September 1, 2017 and ending August 31, 2018.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC II. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC II, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC II is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC II’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes designed to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC II, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à -vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of VC II concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices and considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VALIC Company I and VC II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvisory Expense Universe and, in some cases as noted below, the Subadvisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The

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VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of each of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated February 28, 2017.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2017, and that the benchmark information provided by management was for the period ended June 30, 2017. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Aggressive Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Subadvisory Expense Universe, as applicable. The Fund’s total net expenses were equal to the medians of its Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2018.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed the median of its Performance Group for the three-year period. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Capital Appreciation Fund (TBCAM). The Fund’s total net expenses, actual management fees and actual sub-advisory fees were below the medians of its Expense Group/Universe and Subadvisory Expense Universe, as applicable. The Board noted that the expense limitation on total expenses was also extended contractually through December 31, 2018.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period. The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance and management’s continued monitoring of the Fund.

•

Conservative Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Subadvisory Expense Universe, as applicable. The Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted the expense limitation on total expenses was extended contractually through December 31, 2018.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Core Bond Fund (PineBridge). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Subadvisory Expense Group/Universe, as applicable. The Fund’s total net expenses were above the median of its Expense Group and equal to the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2018.

The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Fund outperformed the medians of its Performance Group/Universe for the one- and five-year periods and equaled the performance of the medians of its Performance Group/Universe for the three year periods. The Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Government Money Market II Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2018.

The Fund underperformed its Lipper peer index for the one- and three- year periods and equaled the performance of its Lipper peer index for the five-year period. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-year period and equaled the median of its Performance Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

160

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

High Yield Bond Fund (Wellington). The Fund’s actual management fees and total net expenses were above the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of its Subadvisory Expense Group and above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2018.

The Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Fund’s performance was equal to the median of its Performance Group for the one-year period, above the median of its Performance Group for the three-year period, and was below the median of its Performance Group for the five-year period. The Fund underperformed the median of its Performance Universe for the one- and five-year periods and outperformed the median of its Performance Universe for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Opportunities Fund (MFS and MIM). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Subadvisory Expense Group/Universe, as applicable. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2018.

The Fund’s performance was above the medians of its Performance Group/Universe for the one- and three-year periods and below the medians of its Performance Group/Universe for the five-year period. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Large-Cap Value Fund (Janus Capital Management LLC (“Janus”)/Perkins Capital Management LLC (“Perkins”)[1] and TBCAM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Subadvisory Expense Group/Universe, as applicable. The Board noted that the expense limitation on total expenses was also extended contractually through December 31, 2018.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund’s performance equaled the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three and five-year periods.

•

Mid-Cap Growth Fund (Wellington2). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Subadvisory Expense Universe, as applicable. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was also extended contractually through December 31, 2018.

The Fund outperformed its Lipper peer index and Performance Group/Universe for the one-year period and underperformed its Lipper peer index and Performance Group/Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund’s performance was attributable to the prior sub-adviser.

•

Mid-Cap Value Fund (Wellington and Boston Partners). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Subadvisory Expense Universe, as applicable. The expense limitation on total expenses was also extended contractually through December 31, 2018.

The Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed the medians of its Performance Group/Universe for the one-year period and underperformed the medians of its Performance Group/Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Moderate Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees were equal to the median of its Expense Group and above the median of its Expense Universe. The Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Fund’s actual sub-advisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2018.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

1	At an in-person meeting of the Board held on April 24-25, 2017, the Board approved a new Investment Sub-Advisory Agreement between VALIC, on behalf of the Large-Cap Value Fund, and Janus, as well as a Sub-Sub-Advisory Agreement between Janus and Perkins, each for an initial term of two year. Therefore, the Board did not consider such Sub-advisory Agreement or Sub-Sub-Advisory Agreement at its August 7-8, 2017 meeting.
2

At an in-person meeting of the Board held on April 24-25, 2017, the Board approved a new Investment Sub-Advisory Agreement between VALIC, on behalf of the Mid-Cap Growth Fund, and Wellington for an initial term of two years. Therefore, the Board did not consider such Sub-advisory Agreement with respect to the Mid-Cap Growth Fund at its August 7-8, 2017 meeting.

161

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Small-Cap Growth Fund (JPMIM). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Subadvisory Expense Group/Universe, as applicable. The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2018.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small-Cap Value Fund (JPMIM). The Fund’s actual management fees and total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of its Subadvisory Expense Universe. The expense limitation on total expenses was also extended contractually through December 31, 2018. The Board noted the limited size of the Sub-advisory Expense Universe.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed the medians of its Performance Group/Universe for the one- and three-year periods and underperformed the medians of its Performance Group/Universe for the five-year period. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Socially Responsible Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Subadvisory Expense Group/Universe, as applicable. The expense limitation on total expenses was also extended contractually through December 31, 2018.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Fund’s performance was equal to the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Strategic Bond Fund (PineBridge). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Subadvisory Expense Group/Universe, as applicable. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2018.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund’s performance underperformed the median of its Performance Group for the one-year period, equaled the median of its Performance Group for the three-year period and outperformed the median of its Performance Group for the five-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board further concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided at cost, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also noted that VC II pays SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company, for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material. The Boards also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds offered through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and its affiliated life insurers (collectively, the “Life Companies”), the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

162

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services, and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Trustees noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

163

VALIC Company II

TRUSTEE AND OFFICER INFORMATION — August 31, 2017 (unaudited)

Name, Age and Address at August 31, 2017*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Thomas J. Brown Age: 71	Trustee	2005- Present	Retired	49	Trustee, Virtus Series Fund (2011-Present).
Dr. Judith L. Craven Age: 71	Trustee	1998- Present	Retired	78	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present); Director, Hilton Hotel — Downtown Houston (1998-2011).
William F. Devin Age: 78	Chairman and Trustee(5)	2001- Present	Retired	78	None
Dr. Timothy J. Ebner Age: 68	Trustee	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-2013); Pickworth Chair (2000-Present) and Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 77	Trustee	1998- Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 67	Trustee	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2013).	49	None.
Dr. John E. Maupin, Jr. Age: 70	Trustee	1998- Present	Retired, President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).
Interested Trustees
Peter A. Harbeck(1) Age: 63	Trustee	2001- Present	President, CEO and Director, SunAmerica (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	153	None.
Eric S. Levy Age: 52(1)	Trustee	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None
Officers
John T. Genoy Age: 48	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2003-Present), Chief Operating Officer (2006-Present) and Director (2014-Present), SunAmerica.	N/A	N/A

164

VALIC Company II

DIRECTOR AND OFFICER INFORMATION — August 31, 2017 (unaudited) — (continued)

Name, Age and Address at August 31, 2017*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs Age: 61	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President, SunAmerica (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 51	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 50	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher C. Joe Age: 47	Chief Compliance Officer	2017 to Present

Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).

				N/A	N/A
Matthew J. Hackethal Age: 45	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer, SunAmerica (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 50	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 48	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Shawn Parry Age: 44	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 56	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Mr. Harbeck is considered to be an interested trustee because he serves as President, CEO and Director, SunAmerica; Director, ACS; and Chairman, President and CEO, affiliates of the Adviser, and Advisor Group, Inc., which was an affiliate of the Adviser until May 6, 2016. Mr. Levy is considered to be an interested trustee because he serves as an officer of the Adviser and AIG, the Adviser’s ultimate parent company.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (15 funds), SunAmerica Speciality Series (8 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Series Trust (55 portfolios), and VALIC Company I (34 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

165

VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2017 (unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2017.

During the year ended August 31, 2017, the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Aggressive Growth Lifestyle	$30,381,170	$159,226	$2,008,124	21.72%
Capital Appreciation	7,982,648	—	—	100.00
Conservative Growth Lifestyle	2,821,833	43,391	574,823	3.27
Core Bond	—	—	—	—
Government Money Market II	—	—	—	—
High Yield Bond	—	—	—	—
International Opportunities	—	595,692	9,366,281	0.03
Large Cap Value	—	—	—	100.00
Mid Cap Growth	—	—	—	—
Mid Cap Value	62,435,557	—	—	100.00
Moderate Growth Lifestyle	34,930,260	167,805	2,193,558	12.61
Small Cap Growth	6,507,357	—	—	—
Small Cap Value	19,876,650	—	—	95.03
Socially Responsible	52,113,193	—	—	100.00
Strategic Bond	—	—	—	—

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

166

VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare each Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contracts or variable life insurance policies (collectively, the “Contracts”), qualifying employer-sponsored retirement plans (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

167

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2017, the Aggressive Growth Lifestyle Fund returned 10.61%, compared to 16.23% for the S&P 500® Index and 11.01% for the blended index. The blended index is comprised of 54% Russell 3000 Index, 13% MSCI EAFE Index (net), 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% FTSE EPRA/NAREIT Developed Index.

The Aggressive Growth Lifestyle Fund allocates its assets among a combination of underlying funds, also known as “fund of funds”. Accordingly, the key indicators of performance are underlying fund performance and asset allocation, rather than individual security or sector selection.

The Fund underperformed its benchmark primarily due to its overweight allocation to value over growth stocks within U.S. equities, in a year when growth equities outperformed value equities. Manager selection was a contributor to relative performance.

Among the top performers this 1-year period were Science & Technology Fund, Blue Chip Growth Fund, and Small Cap Growth Fund. Bottom performers this 1-year period included Government Securities Fund, Capital Conservation Fund, and Core Bond Fund.

168

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2017, the Aggressive Growth Lifestyle Fund returned 10.61% compared to 16.23% for the S&P 500® Index and 11.01% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Bloomberg Barclays U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
10.61%	9.19%	5.87%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

169

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with The Boston Company Asset Management, LLC.

The Capital Appreciation Fund posted a return of 14.13% for the twelve-month period ending August 31, 2017, compared to a return of 20.82% for the Russell 1000® Growth Index.

The Fund underperformed the benchmark for the period due to weak stock selection relative to the benchmark. Sector allocation was also negative for the period.

Strong stock selection in the telecommunication services and consumer discretionary were additive to overall results. As was the lack of exposure to the real estate sector.

Top individual contributors during the period included positions in Square, Inc. Class A and Charter Communications, Inc. Class A. Another strong contribution resulted from not owning CVS Health Corporation.

Weak selection within the healthcare and information technology sectors detracted from overall results.

The bottom performing names included; limited exposure to Apple Inc. and the lack of exposure to the Boeing Company as well as owning a non-benchmark holding, Molson Coors Brewing Company Class B.

For the year ended August 31, 2017, the Capital Appreciation Fund returned 14.13% compared to 20.82% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
14.13%	13.38%	6.82%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

170

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2017, the Conservative Growth Lifestyle Fund returned 5.76%, compared to 16.23% for the S&P 500® Index and 5.44% for the blended index. The blended index is comprised of 24% Russell 3000 Index, 8% MSCI EAFE Index (net), 65% Bloomberg Barclays U.S. Aggregate Bond Index, and 3% FTSE EPRA/NAREIT Developed Index.

The Conservative Growth Lifestyle Fund allocates its assets among a combination of underlying funds, also known as “fund of funds”. Accordingly, the key indicators of performance are underlying fund performance and asset allocation, rather than individual security or sector selection.

The Fund outperformed its benchmark primarily due to positive manager selection. Its underweight allocation to higher quality bonds was a positive contributor. Within fixed income, in the past year, the Fund has largely been in credit assets such as high yield. Overall, asset allocation detracted from relative performance.

The largest contributors to relative performance were Strategic Bond Fund, High Yield Bond Fund, and Mid Cap Value Fund. Top individual detractors included Large Cap Core Fund and Government Securities Fund.

171

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2017, the Conservative Growth Lifestyle Fund returned 5.76% compared to 16.23% for the S&P 500® Index and 5.44% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Bloomberg Barclays U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
5.76%	5.39%	5.31%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

172

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC.

The Core Bond Fund posted a return of 1.37% for the twelve-month period ending August 31, 2017, compared to a return of 0.49% for the Bloomberg Barclays U.S. Aggregate Bond Index.

In aggregate, sector selection had a positive effect on the relative performance of the fund. An underweight allocation to Treasuries and overweight allocations to Financials and Industrials contributed to performance. The fund’s overweight in Fixed Rate Agency MBS detracted from performance.

Security selection was a key driver of outperformance during the year, accounting for a large portion of the fund’s excess returns. Security selection within the Industrial, Financial and Utilities sectors were the primary driver of excess returns for the year.

The Fund’s yield curve positioning detracted from performance as rates were volatile during the period.

Top individual contributors include Regions Financial Corp. (7.38% due 12/10/2037), Sprint Corp. (7.25% due 09/15/2021) and Telecom Italia Capital SA (7.72% due 06/04/2038).

Top individual detractors include Bristow Group, Inc (6.25% due 10/15/2022), Verizon Communications, Inc. (4.67% due 03/15/2055) and MEG Energy Corp. (6.38% due 01/30/2023).

For the year ended August 31, 2017, the Core Bond Fund returned 1.37% compared to 0.49% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
1.37%	2.40%	4.64%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

173

VALIC Company II Government Money Market II Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Govrnment Money Market II Fund posted a return of 0.16% for the twelve-month period ending August 31, 2017, compared to a return of 0.58% for the Treasury Bill Three-Month Index.

On June 14, 2017, the Federal Open Market Committee (FOMC) raised the Federal Fund rate from 1.00% to 1.25%. This was the third increase in six months.

The Fund maintained a short duration throughout the year. The weighted average maturity was 26 days as of August 31, 2017.

The Fund’s allocation to U.S. Treasuries most negatively impacted performance during the period. This was primarily due to the short duration and the compression of rates towards the end of the year.

The Fund was overweight in government agencies, especially Federal Home Loan Bank, which positively attributed to performance. The Federal Home Loan Bank had higher funding needs throughout the year and had more attractive yields versus other securities.

The Fund was also long Federal Farm Credit floating rate securities, which positively attributed to the total return of the fund. This was primarily due to the multiple rate hikes by the FOMC over the course of the year.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
0.16%	0.04%	0.42%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

174

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP.

The High Yield Bond Fund posted a return of 7.54% for the twelve-month period ending August 31, 2017, compared to its benchmark, the Citigroup High-Yield Market Index, which returned 8.26%.

Security selection contributed favorably to relative performance over the trailing 12-month period. Positive selection in the financial institutions, media and entertainment, and technology sectors contributed to benchmark relative performance but was partially offset by poor selection in the energy, metals and mining, and consumer products sectors.

Sector allocation detracted slightly from relative performance of the Fund over the period. Overweight allocations to the pharmaceuticals, packaging, and health care sectors detracted most from relative performance. This was partially offset by positive relative performance from underweight allocations to the retailers and wirelines sectors, as well as the Fund’s avoidance of the supermarkets sector.

During the period, CCC and below rated bonds outperformed their higher quality peers. Though the fund was slightly overweight CCC and below rated bonds, selection within CCC and below rated bonds detracted. An underweight allocation to BB rated bonds contributed to relative returns.

Top individual contributors during the period included positions in Microchip Technology and Frontier Communications. Another strong contribution resulted from not owning Concordia Healthcare.

Top detractors included Owens-Illinois, Cardtronics and Denbury Resources.

For the year ended August 31, 2017, the High Yield Bond Fund returned 7.54% compared to 8.26% for the Citigroup High-Yield Market Index.

*	The Citigroup High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
7.54%	5.36%	5.34%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

175

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund posted a return of 22.81% for the twelve-month period ending August 31, 2017, compared to a return of 21.98% for the MSCI EAFE Small Cap Index (net).

A discussion with Massachusetts Financial Services Company – regarding their portion of the Fund (the “portfolio”)

For the twelve months ended August 31, 2017, the portfolio underperformed the MSCI EAFE Small Cap Index (net).

Stock selection in the industrials sector hurt results relative to the MSCI EAFE Small Cap Index (net). Here, Bunzl, GEA Group and Yamato dampened relative results.

The combination of stock selection and, to a lesser extent, an overweight allocation to the consumer discretionary sector also weakened relative returns led by Paddy Power Betfair, NEXT and Whitbread. Overweight positions in Domino’s Pizza Group and Dignity further weighed on relative performance.

The portfolio’s cash and/or cash equivalents position during the period detracted from relative performance.

An underweight allocation to the real estate and energy sectors aided relative returns. There were no individual securities within these sectors that were among the portfolio’s top relative contributors for the reporting period.

Stocks in other sectors that benefited relative results included Federal Bank Ltd, ASM Pacific Technology and Fuji Seal International.

A discussion with Delaware Investments Fund Advisers – regarding their portion of the Fund (the “portfolio”)

For the twelve months ended August 31, 2017, the VALIC International Opportunities Fund outperformed the MSCI EAFE Small Cap Index (net).

Stock selection within consumer discretionary, information technology and consumer staples contributed positively to performance over the time period. From a country perspective, the United Kingdom, China and Brazil were key drivers of performance. Key individual contributors included Start Today Co., Ltd., Fevertree Drinks PLC and Magazine Luiza S.A.

Stock selection within materials and financials weighed on performance during the period. From a country perspective, Canada and Norway detracted from performance during the period. Key individual detractors included Ichigo Inc., Torex Gold Resources and Detour Gold Corporation.

For the year ended August 31, 2017, the International Opportunities Fund returned 22.81% compared to 21.98% for the MSCI EAFE Small Cap Index (net).

*	The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
22.81%	11.86%	2.88%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

176

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Large Cap Value Fund posted a return of 13.66% for the twelve-month period ending August 31, 2017, compared to a return of 11.58% for the Russell 1000® Value Index.

A discussion with Perkins Investment Management, LLC a Janus Henderson Global Investors plc Company – regarding their portion of the Fund (the “portfolio”)

Overall, both stock selection and sector allocation contributed to the portfolio’s outperformance versus the benchmark. Stock selection in the technology, industrials and real estate sectors aided relative returns. Relative detractors were led by stock selection in the energy, consumer discretionary, and consumer staples sectors.

Among the leading individual contributors were Citigroup, Inc., CSX Corp., and Westlake Chemical Corp. The largest individual detractors included Noble Energy, Inc., Occidental Petroleum Corp., and Target Corp.

A discussion with The Boston Company Asset Management, LLC – regarding their portion of the Fund (the “portfolio”)

Overall, both stock selection and sector allocation contributed to the portfolio’s outperformance versus the benchmark. On a sector basis, stock selection in financials and industrials delivered strong relative results. Another large contributor was an overweight to the outperforming financials sector. Larger detractors included stock selection in the real estate, energy, and consumer staples sectors.

Among individual positions, some of the largest positive contributions were made by holdings in JPMorgan Chase & Co., and lack of exposure to the poor-performing Exxon Mobil Corp. and General Electric Co. Holdings in Occidental Petroleum Corp., Anadarko Petroleum Corp., and Uniti Group, Inc. were large detractors.

For the year ended August 31, 2017, the Large Cap Value Fund returned 13.66% as compared to 11.58% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
13.66%	13.52%	4.82%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

177

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Growth Fund posted a return of 19.48% for the twelve-month period ending August 31, 2017, compared to a return of 12.37% for the S&P Mid Cap 400® Index.

A discussion with Wells Capital Management Incorporated (WellsCap)

For the partial fiscal year period from August 31, 2016, ending May 31, 2017, the Mid Cap Growth Fund outperformed the Russell MidCap Growth Index, 17.36% versus 11.52%.

The Fund outperformed the benchmark for the period due to both stock selection relative to the benchmark and sector allocation.

Stock selection across various sectors drove outperformance for the period, while relative sector weight differences also added value. Most notably, stock selection in consumer discretionary, information technology, real estate, materials, and health care enhanced relative performance.

The top performing names included; MercadoLibre, Inc., Universal Display Corp., and Micron Technology, Inc.

Holding cash was a negative drag on relative performance. Stock selection was weakest in the consumer staples sector, however the negative impact was offset by the portfolio’s underweight in the weak-performing sector for the period.

The bottom performing names included; Yandex NV., NCR Corp. and Tyler Technologies, Inc.

A discussion with Wellington Management Company LLP.

For the period since Wellington began managing the fund on June 1, 2017 through August 31, 2017, the Mid Cap Growth Fund returned 1.9%, outperforming the -1.2% return of the S&P Midcap 400 Index.

The Fund outperformed the benchmark for the period due to strong stock selection relative to the benchmark. Sector allocation was also positive for the period.

In terms of sector allocation, the fund’s overweight allocation to the information technology sector and underweight allocations to the energy and consumer discretionary sectors aided relative performance.

Top relative contributors included TransUnion, Neurocrine Biosciences, Inc., and VeriSign, Inc.

From a sector allocation standpoint, the underweight allocations to the utilities and materials sectors partially offset positive relative performance.

The bottom performing names included; Spirit Airlines, Inc., Alkermes, and Advance Auto Parts, Inc.

For the year ended August 31, 2017, the Mid Cap Growth Fund returned 19.48% compared to 12.37% for the S&P MidCap 400® Index.

*

Effective June 6, 2017, in connection with a change in its principal investment strategies, the Fund changed its benchmark from the Russell Midcap® Growth Index to the S&P MidCap 400® Index. The S&P MidCap 400® Index is more representative of the distinctive characteristics of the mid-cap market segment in which the Fund invests pursuant to its stated investment strategies. The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
19.48%	10.74%	5.34%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

178

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of 11.02% for the twelve-month period ending August 31, 2017, compared to a return of 10.82% for the Russell Mid Cap Value Index.

A discussion with Wellington Management Company LLP – regarding their portion of the Fund (the “portfolio”)

Overall, sector allocation was the primary contributor to the portfolio’s outperformance. The portfolio’s overweight allocation to the information technology sector, as well as an underweight allocation to the real estate sector aided relative performance. Another strong contribution to performance was security election in the materials sector.

Overall stock selection detracted from relative performance. Weak stock selection in the information technology, industrials, and energy sectors were larger detractors.

Top relative contributors to performance included Methanex Corp., Comerica Inc., and Zions Bancorporation. Larger relative detractors included Newfield Exploration, QEP Resources Inc., and Hertz Global Holdings, Inc.

A discussion with Boston Partners – regarding their portion of the Fund (the “portfolio”)

Overall, sector allocation was the primary contributor to the portfolio’s outperformance. Our overweight positioning in the information technology sector, an overweight in financials, and an underweight in real estate were strong contributing factors.

Security selection was negative overall during the period, primarily due to our stock pickings in the real estate, materials, and energy sectors.

Among the largest individual contributors were Activision Blizzard, Inc., IAC/InterActiveCorp., and Unum Group. Larger individual detractors included Kimco Realty Corp., Regency Centers Corp., and Graphic Packaging Holding Company.

For the year ended August 31, 2017, the Mid Cap Value Fund returned 11.02% compared to 10.82% for the Russell Midcap® Value Index.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
11.02%	12.81%	6.24%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

179

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-month period ended August 31, 2017, the Moderate Growth Lifestyle Fund returned 8.42%, compared to 16.23% for the S&P 500® Index and 8.27% for the Fund’s Blended Index. The blended index is comprised of 40% Russell 3000 Index, 10% MSCI EAFE Index (net), 45% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% FTSE EPRA/NAREIT Developed Index.

The Moderate Growth Lifestyle Fund allocates its assets among a combination of underlying funds, also known as “fund of funds”. Accordingly, the key indicators of performance are underlying fund performance and asset allocation, rather than individual security or sector selection.

Manager selection contributed to the outperformance versus the benchmark. The Fund outperformed the benchmark primarily due to its overweight allocation to equity, particularly in the strong U.S. small cap equity segment. In contrast, our underweight to U.S. equity and overweight to international equity in the early part of the 12-month period, particularly in October and November 2016, accounted for the negative contribution to asset allocation alpha.

The largest contributors to relative performance were Small Cap Index Fund, High Yield Bond Fund, and Mid Cap Value Fund. Top individual detractors included International Government Bond Fund and Government Securities Fund.

180

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2017, the Moderate Growth Lifestyle Fund returned 8.42% compared to 16.23% for the S&P 500® Index and 8.27% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Bloomberg Barclays U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
8.42%	7.71%	5.89%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

181

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with JPMorgan Investment Management Inc.

The Small Cap Growth Fund posted a return of 26.05% for the twelve-month period ending August 31, 2017, compared to a return of 16.39% for the Russell 2000 Growth Index.

The Fund outperformed the benchmark for the period. Stock selection was the primary driver of outperformance during the period. Sector allocation detracted for the period.

Stock selection within information technology and consumer discretionary sector, were the largest contributors to performance.

The top performing names included; Kite Pharma, Inc., Shopify, Inc., and Take-Two Interactive Software, Inc.

Underweight positioning in telecom services followed by the consumer staples overweight were modest detractors from performance during the period.

The bottom performing names included; elf Beauty, Inc., Coherus Biosciences, Inc., and Evolent Health, Inc.

For the year ended August 31, 2017, the Small Cap Growth Fund returned 26.05% compared to 16.39% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
26.05%	14.93%	8.03%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

182

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of 11.61% for the twelve-month period ending August 31, 2017, compared to a return of 13.47% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc. – regarding their portions of the Fund (the “portfolio”)

The Quality / Deployment of capital prudently / Valuation strategy from J.P. Morgan. Stock selection was mainly responsible for the underperformance in the portfolio versus the benchmark. Poor stock selection in the healthcare, industrials, and energy sectors detracted from results. Alternatively, stock selection in the consumer discretionary and real estate sectors contributed to performance. Overall sector allocation contributed to performance, highlighted by an underweight to the weak energy sector.

At the individual stock level, positions in Huron Consulting Group and FTI Consulting, Inc. detracted from performance. Individual contributors to performance included the portfolio’s positions in Take-Two Interactive Interactive Software, Inc. and Children’s Place, Inc.

The Trends / Momentum / Valuation strategy from J.P. Morgan. For the 10 months ended August 31, 2017, the portfolio outperformed its benchmark. Both stock selection and sector allocation contributed to the outperformance. Strong stock selection in the information technology, real estate, and consumer staples sectors contributed to results. Alternatively, stock selection in the industrials, healthcare, and materials sectors detracted from performance.

At the individual stock level, positions in Take-Two Interactive Interactive Software, Inc. and Extreme Networks, Inc. contributed to performance. Individual detractors to performance included the portfolio’s positions in Iconix Brand Group Corp. and ACCO Brands Corp.

A discussion with Wells Capital Management Incorporated – regarding their portion of the Fund (the “portfolio”)

For the 2 months from September 1, 2016 to October 28, 2016 the portfolio outperformed its benchmark. Both stock selection and sector allocation contributed to the outperformance.

Security selection in financials and energy were large contributors to relative performance. A relative underweight in the worst-performing real estate sector during the period was another large contributor.

Conversely, stock selection in the information technology and consumer discretionary sectors were large detractors from relative performance. Additionally, an overweight to the poor-performing healthcare sector detracted.

At the individual stock level, positions in Endurance Specialty Holdings Ltd., Kirby Corporation, and Whiting Petroleum Corporation contributed to performance. Individual detractors to performance included Ascena Retail Group, Inc., VeriFone Systems, Inc., and EVERTEC, Inc.

For the year ended August 31, 2017, the Small Cap Value Fund returned 11.61% compared to 13.47% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
11.61%	12.66%	6.28%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

183

VALIC Company II Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC.

The Socially Responsible Fund posted a return of 13.90% for the twelve-month period ending August 31, 2017, compared to its benchmark, the S&P 500 Index, which returned 16.23%.

The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria. As with all funds, there will be performance discrepancies due to social criteria, trading, cash, and pricing effects. The Fund’s social criteria screen eliminates companies that significantly participate in the alcohol, firearms, gambling, tobacco, nuclear power, weapons, labor/employee relations and environmental performance industries.

Security selection was the primary driver of underperformance, particularly in the technology, consumer discretionary, and energy sectors. While overweight exposure to financials was beneficial overall, not owning Bank of America and JPMorgan Chase, hurt relative performance. Zero exposure to Apple Inc. also hindered results.

The Fund benefited from security selection in the healthcare, industrials, and utilities group. Underweight exposure to the energy and telecom sectors also positively impacted results as did a technology overweight. In terms of positioning, not owning General Electric, Exxon Mobil and AT&T Inc. also proved advantageous.

On an absolute basis, Microsoft Corporation, Facebook, Inc. Class A, Berkshire Hathaway Inc. Class B, PNC Financial Services Group, Inc., and Visa Inc. Class A assisted the Fund’s performance the most during the fiscal period. Stocks detracting performance included Simon Property Group, Inc., Occidental Petroleum Corporation, General Mills, Inc., Schlumberger NV, and L Brands, Inc.

For the year ended August 31, 2017, the Socially Responsible Fund returned 13.90% compared to 16.23% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
13.90%	14.54%	7.67%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

184

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of 4.75% for the twelve-month period ending August 31, 2017, compared to its benchmark, the Bloomberg Barclays Capital U.S. Aggregate Bond Index, which returned 0.49%.

Sector selection contributed to performance versus that of the benchmark index during the period. Overweight allocations to energy, basic industry and sovereign credits along with an underweight allocation to Treasury securities were the most notable contributors. These contributions more than offset the impact of an underweight allocation to local authority securities and a cash position.

Security selection contributed to performance versus that of the benchmark index during the year. Most notable contributions came from selections made among communications, consumer cyclicals and sovereign names. These contributions more than offset the marginally negative impact of selections made among mortgage-backed securities and utility natural gas.

Yield curve positioning contributed to performance marginally during this period.

Top individual contributors include Sprint Corp. 7.25% 9/15/2021, Scientific Games International 10.0% 12/01/2022 and Conn’s, Inc. 7.25% 7/15/2022.

Top detractors include Denbury Resources, Inc 9.0% 5/15/2021, Bristow Group, Inc. 6.25% 10/15/2022 and Meg Energy Corp 6.375% 1/30/2023.

For the year ended August 31, 2017, the Strategic Bond Fund returned 4.75% compared to 0.49% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Return as of August 31, 2017
1 Year	5 Years	10 Years
4.75%	3.80%	5.46%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

185

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC COMPANY II

INTERNATIONAL OPPORTUNITIES FUND

(the “Fund”)

Supplement dated April 3, 2017, to the Fund’s Prospectus and

Statement of Additional Information dated January 1, 2017, as supplemented and amended to date

Effective immediately, all reference to “Delaware Management Business Trust” is hereby deleted and replaced with “Macquarie Investment Management Business Trust”.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus and SAI, as applicable.

Please retain this supplement for future reference.

186

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC COMPANY II

LARGE CAP VALUE FUND

(the “Fund”)

Supplement dated May 8, 2017, to the Fund’s Prospectus

dated January 1, 2017, as supplemented and amended to date

Janus Capital Management, LLC (“Janus”) currently serves as subadviser to the Fund and Perkins Investment Management LLC (“Perkins”), an affiliate of Janus, currently serves as sub-subadviser to the Fund. On or about May 30, 2017 (the “Effective Date”), Janus Capital Group, Inc. (“JCGI”), the ultimate parent entity of Janus, is expected to merge with Henderson Group plc (the “Merger”). As a result of the Merger, a newly formed entity, Janus Henderson Global Investors plc, will become the ultimate parent entity of Janus and Perkins.

The change in control of Janus resulting from the Merger will constitute an “assignment” of the subadvisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Janus with respect to the Fund (the “Prior Subadvisory Agreement”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the 1940 Act, and pursuant to the terms of the Prior Subadvisory Agreement, the Prior Subadvisory Agreement will terminate upon its assignment. In addition, pursuant to the terms of the sub-subadvisory agreement between Janus and Perkins with respect to the Fund (the “Prior Sub-Subadvisory Agreement”), the Prior Sub-Subadvisory Agreement will terminate upon the termination of the Prior Subadvisory Agreement. Generally, an assignment triggers a requirement to obtain shareholder approval of a new subadvisory agreement; however, pursuant to the terms of an exemptive order granted by the Securities and Exchange Commission, VALIC is permitted, under certain conditions and subject to Board approval, to enter into new subadvisory agreements with unaffiliated subadvisers without obtaining shareholder approval.

At an in-person meeting held on April 24-25, 2017, the Board of Trustees of VC II approved a new subadvisory agreement between VALIC and Janus (the “New Subadvisory Agreement”) and a new sub-subadvisory agreement between Janus and Perkins (the “New Sub-Subadvisory Agreement”) with respect to the Fund, each of which will become effective on the Effective Date. Neither Janus nor Perkins anticipates any change to the portfolio management team or other key personnel that provide services to the Fund as a result of the Merger. The level and scope of services to be rendered by Janus and Perkins and the fees payable by VALIC to Janus under the New Subadvisory Agreement will also remain the same.

Shareholders of record as of the close of business on May 31, 2017 will receive a notice that explains how to access an Information Statement, which will include more information about the Merger, the New Subadvisory Agreement and the New Sub-Subadvisory Agreement.

Upon the Effective Date, the following change to the Prospectus will become effective:

The first paragraph of the section entitled “Management — Investment Sub-Advisers — Janus Capital Management LLC (“Janus”)” is hereby deleted in its entirety and replaced with the following:

Janus is a wholly-owned subsidiary of Janus Henderson Global Investors plc, a publicly traded company with principal operations in financial asset management businesses that had approximately $138 billion in assets under management as of December 31, 2016. Janus (together with its predecessors) has served as an investment adviser since 1970.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

187

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC COMPANY II

SMALL CAP GROWTH FUND

(the “Fund”)

Supplement dated April 3, 2017, to the Fund’s Prospectus and

Statement of Additional Information (“SAI”) dated January 1, 2017, as supplemented and amended to date

Effective immediately, Felise Agranoff is on parental leave. During the time Ms. Agranoff is on leave, the Fund will continue to be managed by the remaining members of the portfolio management team. Ms. Agranoff is expected to return from her leave on or about April 24, 2017, at which point she will resume her full responsibilities as a member of the Fund’s portfolio management team.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus and SAI, as applicable.

Please retain this supplement for future reference.

188

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC COMPANY II

SOCIALLY RESPONSIBLE FUND

(the “Fund”)

Supplement dated April 21, 2017, to the Fund’s

Summary Prospectus dated January 1, 2017, as supplemented and amended to date

In the section entitled “Fund Summary: Socially Responsible Fund,” the table under the heading “Investment Adviser — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Jane Bayar Algieri	2015	Co-Portfolio Manager

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

189

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Boston Partners Global Investors, Inc. d/b/a Boston Partners

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

One Boston Place

Boston, Massachusetts 02108

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Daniel Subea,

Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Christopher J. Tafone,

Assistant Secretary

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

190

VALIC.com — Account access

You will need to create an online security profile with a unique user ID and password. With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

Manage your account online

• Print and download account transaction confirmations and tax statements

• View transaction history and download it to Quicken using Direct ConnectSM

• Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts

• Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more

With VALIC.com, you can initiate account transactions including:

• Change allocation

• Transfer money among investment options

• Rebalance account to your desired allocation mix

• Change contributions

• Automate future contribution increases

Start exploring VALIC.com today!
• Visit VALIC.com • Register for online access • Follow steps to create a security profile
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• It’s easy to sign up • Simply visit VALIC.com today to get started
Please note: Email delivery is not accessible to certain VALIC annuity contract owners.
Easy and secure. Sign up for PersonalDeliver-e® today. CLICK VALIC.com CALL 1-800-448-2542 VISIT your financial advisor

Sign up today at VALIC.com

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (“VFA”), member FINRA, SIPC and an SEC-registered investment advisor. VFA registered representatives offer securities and other products under retirement plans and IRAs, and to clients outside of such arrangements.

Annuities issued by The Variable Annuity Life Insurance Company (“VALIC”). Variable annuities distributed by its affiliate, AIG Capital Services, Inc. (“ACS”), member FINRA. VALIC, VFA and ACS are members of American International Group, Inc. (“AIG”).

Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 23800 (06/2017) J102011 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11288 (08/2017) J102713

Item 2.	Code of Ethics.

VALIC Company II (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the Code”). During the fiscal year ended August 31, 2017, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”). During the fiscal year ended August 31, 2017, however, there were reportable amendments to the Code that apply to the Covered Officers, and that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. In particular, the Code has been amended to provide an enhanced description of the Covered Officers’ responsibilities, which include a responsibility to observe the ethical principles contained in the Code.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2016	2017
(a) Audit Fees	$409,345	$421,625
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2016	2017
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$401,110	$296,820

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2016 and 2017 were $426,045 and $322,505, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 08, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 08, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 08, 2017